UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of July

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Columbia Disciplined Core Fund

Class A | AQEAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$102	0.94%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Columbia Disciplined Core Fund | Class A | ASR177-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Core Fund Class A (including sales charges) ($33,964)	S&P 500® Index ($40,742)
07/16	$9,425	$10,000
08/16	$9,397	$10,014
09/16	$9,425	$10,016
10/16	$9,312	$9,833
11/16	$9,642	$10,197
12/16	$9,754	$10,399
01/17	$9,859	$10,596
02/17	$10,317	$11,017
03/17	$10,326	$11,030
04/17	$10,431	$11,143
05/17	$10,574	$11,300
06/17	$10,641	$11,370
07/17	$10,908	$11,604
08/17	$10,975	$11,640
09/17	$11,242	$11,880
10/17	$11,424	$12,157
11/17	$11,891	$12,530
12/17	$12,101	$12,669
01/18	$12,790	$13,395
02/18	$12,334	$12,901
03/18	$12,080	$12,573
04/18	$12,182	$12,621
05/18	$12,486	$12,925
06/18	$12,476	$13,005
07/18	$12,932	$13,489
08/18	$13,368	$13,928
09/18	$13,499	$14,008
10/18	$12,526	$13,050
11/18	$12,689	$13,316
12/18	$11,618	$12,114
01/19	$12,540	$13,085
02/19	$12,967	$13,505
03/19	$13,077	$13,767
04/19	$13,571	$14,324
05/19	$12,485	$13,414
06/19	$13,341	$14,360
07/19	$13,450	$14,566
08/19	$13,044	$14,335
09/19	$13,351	$14,603
10/19	$13,626	$14,920
11/19	$14,097	$15,461
12/19	$14,461	$15,928
01/20	$14,400	$15,922
02/20	$13,153	$14,611
03/20	$11,578	$12,806
04/20	$13,104	$14,448
05/20	$13,819	$15,136
06/20	$14,037	$15,437
07/20	$14,642	$16,308
08/20	$15,563	$17,480
09/20	$14,800	$16,816
10/20	$14,267	$16,369
11/20	$15,744	$18,160
12/20	$16,460	$18,858
01/21	$16,498	$18,668
02/21	$16,969	$19,183
03/21	$17,950	$20,023
04/21	$18,777	$21,092
05/21	$18,943	$21,239
06/21	$19,286	$21,735
07/21	$19,910	$22,251
08/21	$20,712	$22,928
09/21	$19,452	$21,861
10/21	$20,598	$23,393
11/21	$20,547	$23,231
12/21	$21,783	$24,272
01/22	$20,731	$23,016
02/22	$20,220	$22,327
03/22	$20,581	$23,156
04/22	$19,109	$21,137
05/22	$19,184	$21,175
06/22	$17,501	$19,427
07/22	$18,913	$21,219
08/22	$18,192	$20,353
09/22	$16,525	$18,479
10/22	$17,922	$19,975
11/22	$18,883	$21,091
12/22	$17,648	$19,876
01/23	$18,906	$21,125
02/23	$18,471	$20,610
03/23	$19,084	$21,366
04/23	$19,213	$21,700
05/23	$19,116	$21,794
06/23	$20,406	$23,234
07/23	$21,261	$23,980
08/23	$20,826	$23,599
09/23	$19,923	$22,473
10/23	$19,326	$22,001
11/23	$20,971	$24,010
12/23	$21,901	$25,101
01/24	$22,338	$25,523
02/24	$23,512	$26,886
03/24	$24,536	$27,751
04/24	$23,311	$26,617
05/24	$24,486	$27,937
06/24	$25,425	$28,939
07/24	$25,845	$29,292
08/24	$26,332	$30,002
09/24	$26,818	$30,643
10/24	$26,818	$30,365
11/24	$28,379	$32,148
12/24	$27,537	$31,381
01/25	$28,192	$32,255
02/25	$27,480	$31,834
03/25	$25,814	$30,041
04/25	$25,365	$29,837
05/25	$27,050	$31,715
06/25	$28,267	$33,328
07/25	$28,903	$34,076
08/25	$29,708	$34,766
09/25	$30,532	$36,035
10/25	$31,093	$36,879
11/25	$30,943	$36,970
12/25	$31,461	$36,992
01/26	$31,586	$37,529
02/26	$31,210	$37,243
03/26	$29,896	$35,389
04/26	$32,650	$39,102
05/26	$33,777	$41,160
06/26	$33,276	$40,768
07/26	$33,964	$40,742
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	17.51	11.27	13.68
Class A (including sales charges)	10.77	9.97	13.01
S&P 500® Index	19.56	12.86	15.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Columbia Disciplined Core Fund | Class A | ASR177-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Class A | ASR177-01_(09/26) |

Columbia Disciplined Core Fund

Class C | RDCEX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$183	1.69%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Columbia Disciplined Core Fund | Class C | ASR177-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Core Fund Class C (including sales charges) ($33,427)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,969	$10,014
09/16	$9,980	$10,016
10/16	$9,857	$9,833
11/16	$10,204	$10,197
12/16	$10,314	$10,399
01/17	$10,416	$10,596
02/17	$10,899	$11,017
03/17	$10,899	$11,030
04/17	$11,001	$11,143
05/17	$11,145	$11,300
06/17	$11,207	$11,370
07/17	$11,494	$11,604
08/17	$11,556	$11,640
09/17	$11,822	$11,880
10/17	$12,007	$12,157
11/17	$12,489	$12,530
12/17	$12,700	$12,669
01/18	$13,415	$13,395
02/18	$12,938	$12,901
03/18	$12,656	$12,573
04/18	$12,754	$12,621
05/18	$13,068	$12,925
06/18	$13,046	$13,005
07/18	$13,512	$13,489
08/18	$13,957	$13,928
09/18	$14,087	$14,008
10/18	$13,057	$13,050
11/18	$13,231	$13,316
12/18	$12,108	$12,114
01/19	$13,052	$13,085
02/19	$13,495	$13,505
03/19	$13,600	$13,767
04/19	$14,101	$14,324
05/19	$12,971	$13,414
06/19	$13,845	$14,360
07/19	$13,949	$14,566
08/19	$13,530	$14,335
09/19	$13,821	$14,603
10/19	$14,101	$14,920
11/19	$14,579	$15,461
12/19	$14,950	$15,928
01/20	$14,873	$15,922
02/20	$13,593	$14,611
03/20	$11,942	$12,806
04/20	$13,516	$14,448
05/20	$14,246	$15,136
06/20	$14,463	$15,437
07/20	$15,065	$16,308
08/20	$16,012	$17,480
09/20	$15,219	$16,816
10/20	$14,668	$16,369
11/20	$16,166	$18,160
12/20	$16,883	$18,858
01/21	$16,910	$18,668
02/21	$17,391	$19,183
03/21	$18,381	$20,023
04/21	$19,224	$21,092
05/21	$19,385	$21,239
06/21	$19,719	$21,735
07/21	$20,335	$22,251
08/21	$21,151	$22,928
09/21	$19,840	$21,861
10/21	$21,003	$23,393
11/21	$20,937	$23,231
12/21	$22,186	$24,272
01/22	$21,099	$23,016
02/22	$20,564	$22,327
03/22	$20,926	$23,156
04/22	$19,415	$21,137
05/22	$19,478	$21,175
06/22	$17,746	$19,427
07/22	$19,178	$21,219
08/22	$18,438	$20,353
09/22	$16,738	$18,479
10/22	$18,139	$19,975
11/22	$19,100	$21,091
12/22	$17,847	$19,876
01/23	$19,109	$21,125
02/23	$18,655	$20,610
03/23	$19,243	$21,366
04/23	$19,378	$21,700
05/23	$19,260	$21,794
06/23	$20,555	$23,234
07/23	$21,397	$23,980
08/23	$20,959	$23,599
09/23	$20,034	$22,473
10/23	$19,412	$22,001
11/23	$21,043	$24,010
12/23	$21,971	$25,101
01/24	$22,406	$25,523
02/24	$23,554	$26,886
03/24	$24,581	$27,751
04/24	$23,328	$26,617
05/24	$24,494	$27,937
06/24	$25,416	$28,939
07/24	$25,816	$29,292
08/24	$26,285	$30,002
09/24	$26,755	$30,643
10/24	$26,738	$30,365
11/24	$28,268	$32,148
12/24	$27,417	$31,381
01/25	$28,056	$32,255
02/25	$27,340	$31,834
03/25	$25,655	$30,041
04/25	$25,210	$29,837
05/25	$26,856	$31,715
06/25	$28,037	$33,328
07/25	$28,656	$34,076
08/25	$29,450	$34,766
09/25	$30,244	$36,035
10/25	$30,767	$36,879
11/25	$30,612	$36,970
12/25	$31,098	$36,992
01/26	$31,205	$37,529
02/26	$30,817	$37,243
03/26	$29,502	$35,389
04/26	$32,197	$39,102
05/26	$33,276	$41,160
06/26	$32,758	$40,768
07/26	$33,427	$40,742
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.65	10.45	12.83
Class C (including sales charges)	15.65	10.45	12.83
S&P 500® Index	19.56	12.86	15.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Columbia Disciplined Core Fund | Class C | ASR177-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Class C | ASR177-04_(09/26) |

Columbia Disciplined Core Fund

Institutional Class | CCRZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Columbia Disciplined Core Fund | Institutional Class | ASR177-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Core Fund Institutional Class ($36,935)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,970	$10,014
09/16	$10,000	$10,016
10/16	$9,881	$9,833
11/16	$10,229	$10,197
12/16	$10,350	$10,399
01/17	$10,461	$10,596
02/17	$10,955	$11,017
03/17	$10,975	$11,030
04/17	$11,076	$11,143
05/17	$11,228	$11,300
06/17	$11,308	$11,370
07/17	$11,601	$11,604
08/17	$11,672	$11,640
09/17	$11,954	$11,880
10/17	$12,146	$12,157
11/17	$12,650	$12,530
12/17	$12,880	$12,669
01/18	$13,610	$13,395
02/18	$13,138	$12,901
03/18	$12,859	$12,573
04/18	$12,966	$12,621
05/18	$13,299	$12,925
06/18	$13,299	$13,005
07/18	$13,782	$13,489
08/18	$14,254	$13,928
09/18	$14,394	$14,008
10/18	$13,353	$13,050
11/18	$13,535	$13,316
12/18	$12,390	$12,114
01/19	$13,380	$13,085
02/19	$13,846	$13,505
03/19	$13,962	$13,767
04/19	$14,486	$14,324
05/19	$13,333	$13,414
06/19	$14,253	$14,360
07/19	$14,370	$14,566
08/19	$13,950	$14,335
09/19	$14,265	$14,603
10/19	$14,567	$14,920
11/19	$15,068	$15,461
12/19	$15,466	$15,928
01/20	$15,402	$15,922
02/20	$14,075	$14,611
03/20	$12,388	$12,806
04/20	$14,037	$14,448
05/20	$14,797	$15,136
06/20	$15,041	$15,437
07/20	$15,685	$16,308
08/20	$16,677	$17,480
09/20	$15,865	$16,816
10/20	$15,299	$16,369
11/20	$16,883	$18,160
12/20	$17,644	$18,858
01/21	$17,685	$18,668
02/21	$18,200	$19,183
03/21	$19,258	$20,023
04/21	$20,153	$21,092
05/21	$20,329	$21,239
06/21	$20,709	$21,735
07/21	$21,373	$22,251
08/21	$22,255	$22,928
09/21	$20,885	$21,861
10/21	$22,133	$23,393
11/21	$22,079	$23,231
12/21	$23,422	$24,272
01/22	$22,285	$23,016
02/22	$21,740	$22,327
03/22	$22,141	$23,156
04/22	$20,571	$21,137
05/22	$20,651	$21,175
06/22	$18,824	$19,427
07/22	$20,362	$21,219
08/22	$19,593	$20,353
09/22	$17,799	$18,479
10/22	$19,305	$19,975
11/22	$20,346	$21,091
12/22	$19,032	$19,876
01/23	$20,376	$21,125
02/23	$19,911	$20,610
03/23	$20,566	$21,366
04/23	$20,721	$21,700
05/23	$20,618	$21,794
06/23	$22,031	$23,234
07/23	$22,945	$23,980
08/23	$22,479	$23,599
09/23	$21,514	$22,473
10/23	$20,876	$22,001
11/23	$22,634	$24,010
12/23	$23,665	$25,101
01/24	$24,150	$25,523
02/24	$25,408	$26,886
03/24	$26,522	$27,751
04/24	$25,210	$26,617
05/24	$26,486	$27,937
06/24	$27,510	$28,939
07/24	$27,960	$29,292
08/24	$28,499	$30,002
09/24	$29,020	$30,643
10/24	$29,038	$30,365
11/24	$30,727	$32,148
12/24	$29,817	$31,381
01/25	$30,539	$32,255
02/25	$29,776	$31,834
03/25	$27,971	$30,041
04/25	$27,509	$29,837
05/25	$29,315	$31,715
06/25	$30,639	$33,328
07/25	$31,362	$34,076
08/25	$32,224	$34,766
09/25	$33,127	$36,035
10/25	$33,749	$36,879
11/25	$33,589	$36,970
12/25	$34,159	$36,992
01/26	$34,316	$37,529
02/26	$33,890	$37,243
03/26	$32,480	$35,389
04/26	$35,480	$39,102
05/26	$36,711	$41,160
06/26	$36,174	$40,768
07/26	$36,935	$40,742
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.77	11.56	13.96
S&P 500® Index	19.56	12.86	15.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Columbia Disciplined Core Fund | Institutional Class | ASR177-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional Class | ASR177-08_(09/26) |

Columbia Disciplined Core Fund

Institutional 2 Class | RSIPX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$75	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Columbia Disciplined Core Fund | Institutional 2 Class | ASR177-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Core Fund Institutional 2 Class ($37,015)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,980	$10,014
09/16	$10,000	$10,016
10/16	$9,880	$9,833
11/16	$10,239	$10,197
12/16	$10,359	$10,399
01/17	$10,470	$10,596
02/17	$10,966	$11,017
03/17	$10,986	$11,030
04/17	$11,088	$11,143
05/17	$11,240	$11,300
06/17	$11,321	$11,370
07/17	$11,614	$11,604
08/17	$11,685	$11,640
09/17	$11,969	$11,880
10/17	$12,161	$12,157
11/17	$12,667	$12,530
12/17	$12,894	$12,669
01/18	$13,628	$13,395
02/18	$13,153	$12,901
03/18	$12,884	$12,573
04/18	$12,991	$12,621
05/18	$13,326	$12,925
06/18	$13,315	$13,005
07/18	$13,800	$13,489
08/18	$14,274	$13,928
09/18	$14,415	$14,008
10/18	$13,369	$13,050
11/18	$13,552	$13,316
12/18	$12,417	$12,114
01/19	$13,400	$13,085
02/19	$13,868	$13,505
03/19	$13,985	$13,767
04/19	$14,511	$14,324
05/19	$13,364	$13,414
06/19	$14,277	$14,360
07/19	$14,394	$14,566
08/19	$13,973	$14,335
09/19	$14,289	$14,603
10/19	$14,593	$14,920
11/19	$15,096	$15,461
12/19	$15,491	$15,928
01/20	$15,426	$15,922
02/20	$14,105	$14,611
03/20	$12,408	$12,806
04/20	$14,053	$14,448
05/20	$14,817	$15,136
06/20	$15,063	$15,437
07/20	$15,711	$16,308
08/20	$16,695	$17,480
09/20	$15,892	$16,816
10/20	$15,322	$16,369
11/20	$16,915	$18,160
12/20	$17,672	$18,858
01/21	$17,727	$18,668
02/21	$18,232	$19,183
03/21	$19,296	$20,023
04/21	$20,197	$21,092
05/21	$20,374	$21,239
06/21	$20,743	$21,735
07/21	$21,411	$22,251
08/21	$22,285	$22,928
09/21	$20,934	$21,861
10/21	$22,175	$23,393
11/21	$22,121	$23,231
12/21	$23,462	$24,272
01/22	$22,316	$23,016
02/22	$21,783	$22,327
03/22	$22,187	$23,156
04/22	$20,606	$21,137
05/22	$20,686	$21,175
06/22	$18,863	$19,427
07/22	$20,396	$21,219
08/22	$19,637	$20,353
09/22	$17,830	$18,479
10/22	$19,347	$19,975
11/22	$20,380	$21,091
12/22	$19,055	$19,876
01/23	$20,427	$21,125
02/23	$19,958	$20,610
03/23	$20,618	$21,366
04/23	$20,757	$21,700
05/23	$20,653	$21,794
06/23	$22,077	$23,234
07/23	$22,998	$23,980
08/23	$22,529	$23,599
09/23	$21,556	$22,473
10/23	$20,913	$22,001
11/23	$22,685	$24,010
12/23	$23,708	$25,101
01/24	$24,197	$25,523
02/24	$25,465	$26,886
03/24	$26,588	$27,751
04/24	$25,266	$26,617
05/24	$26,552	$27,937
06/24	$27,566	$28,939
07/24	$28,019	$29,292
08/24	$28,562	$30,002
09/24	$29,088	$30,643
10/24	$29,106	$30,365
11/24	$30,790	$32,148
12/24	$29,874	$31,381
01/25	$30,602	$32,255
02/25	$29,833	$31,834
03/25	$28,032	$30,041
04/25	$27,566	$29,837
05/25	$29,388	$31,715
06/25	$30,704	$33,328
07/25	$31,412	$34,076
08/25	$32,302	$34,766
09/25	$33,213	$36,035
10/25	$33,820	$36,879
11/25	$33,658	$36,970
12/25	$34,236	$36,992
01/26	$34,394	$37,529
02/26	$33,964	$37,243
03/26	$32,541	$35,389
04/26	$35,569	$39,102
05/26	$36,789	$41,160
06/26	$36,247	$40,768
07/26	$37,015	$40,742
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.84	11.57	13.98
S&P 500® Index	19.56	12.86	15.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Columbia Disciplined Core Fund | Institutional 2 Class | ASR177-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional 2 Class | ASR177-15_(09/26) |

Columbia Disciplined Core Fund

Institutional 3 Class | CCQYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$70	0.64%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Columbia Disciplined Core Fund | Institutional 3 Class | ASR177-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Core Fund Institutional 3 Class ($37,199)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,970	$10,014
09/16	$10,000	$10,016
10/16	$9,881	$9,833
11/16	$10,238	$10,197
12/16	$10,361	$10,399
01/17	$10,472	$10,596
02/17	$10,966	$11,017
03/17	$10,986	$11,030
04/17	$11,087	$11,143
05/17	$11,249	$11,300
06/17	$11,319	$11,370
07/17	$11,612	$11,604
08/17	$11,693	$11,640
09/17	$11,975	$11,880
10/17	$12,167	$12,157
11/17	$12,671	$12,530
12/17	$12,903	$12,669
01/18	$13,634	$13,395
02/18	$13,161	$12,901
03/18	$12,892	$12,573
04/18	$13,000	$12,621
05/18	$13,333	$12,925
06/18	$13,322	$13,005
07/18	$13,805	$13,489
08/18	$14,278	$13,928
09/18	$14,429	$14,008
10/18	$13,386	$13,050
11/18	$13,569	$13,316
12/18	$12,422	$12,114
01/19	$13,414	$13,085
02/19	$13,880	$13,505
03/19	$14,009	$13,767
04/19	$14,522	$14,324
05/19	$13,379	$13,414
06/19	$14,289	$14,360
07/19	$14,417	$14,566
08/19	$13,985	$14,335
09/19	$14,312	$14,603
10/19	$14,615	$14,920
11/19	$15,117	$15,461
12/19	$15,517	$15,928
01/20	$15,452	$15,922
02/20	$14,123	$14,611
03/20	$12,431	$12,806
04/20	$14,084	$14,448
05/20	$14,845	$15,136
06/20	$15,091	$15,437
07/20	$15,736	$16,308
08/20	$16,730	$17,480
09/20	$15,917	$16,816
10/20	$15,362	$16,369
11/20	$16,950	$18,160
12/20	$17,711	$18,858
01/21	$17,766	$18,668
02/21	$18,283	$19,183
03/21	$19,344	$20,023
04/21	$20,242	$21,092
05/21	$20,418	$21,239
06/21	$20,786	$21,735
07/21	$21,466	$22,251
08/21	$22,350	$22,928
09/21	$20,990	$21,861
10/21	$22,228	$23,393
11/21	$22,187	$23,231
12/21	$23,536	$24,272
01/22	$22,378	$23,016
02/22	$21,848	$22,327
03/22	$22,250	$23,156
04/22	$20,658	$21,137
05/22	$20,739	$21,175
06/22	$18,922	$19,427
07/22	$20,465	$21,219
08/22	$19,694	$20,353
09/22	$17,877	$18,479
10/22	$19,404	$19,975
11/22	$20,449	$21,091
12/22	$19,127	$19,876
01/23	$20,494	$21,125
02/23	$20,009	$20,610
03/23	$20,684	$21,366
04/23	$20,840	$21,700
05/23	$20,736	$21,794
06/23	$22,138	$23,234
07/23	$23,073	$23,980
08/23	$22,606	$23,599
09/23	$21,636	$22,473
10/23	$20,996	$22,001
11/23	$22,779	$24,010
12/23	$23,792	$25,101
01/24	$24,279	$25,523
02/24	$25,561	$26,886
03/24	$26,680	$27,751
04/24	$25,362	$26,617
05/24	$26,644	$27,937
06/24	$27,673	$28,939
07/24	$28,142	$29,292
08/24	$28,666	$30,002
09/24	$29,207	$30,643
10/24	$29,225	$30,365
11/24	$30,922	$32,148
12/24	$30,005	$31,381
01/25	$30,731	$32,255
02/25	$29,964	$31,834
03/25	$28,149	$30,041
04/25	$27,686	$29,837
05/25	$29,521	$31,715
06/25	$30,852	$33,328
07/25	$31,557	$34,076
08/25	$32,444	$34,766
09/25	$33,352	$36,035
10/25	$33,977	$36,879
11/25	$33,816	$36,970
12/25	$34,408	$36,992
01/26	$34,543	$37,529
02/26	$34,138	$37,243
03/26	$32,698	$35,389
04/26	$35,736	$39,102
05/26	$36,974	$41,160
06/26	$36,433	$40,768
07/26	$37,199	$40,742
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	17.88	11.62	14.04
S&P 500® Index	19.56	12.86	15.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Columbia Disciplined Core Fund | Institutional 3 Class | ASR177-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional 3 Class | ASR177-17_(09/26) |

Columbia Disciplined Growth Fund

Class A | RDLAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	1.06%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Columbia Disciplined Growth Fund | Class A | ASR178-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Growth Fund Class A (including sales charges) ($39,500)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,424	$10,000	$10,000
08/16	$9,336	$10,013	$9,950
09/16	$9,468	$10,021	$9,987
10/16	$9,347	$9,826	$9,752
11/16	$9,535	$10,213	$9,964
12/16	$9,594	$10,405	$10,088
01/17	$9,876	$10,614	$10,428
02/17	$10,310	$11,025	$10,861
03/17	$10,439	$11,032	$10,986
04/17	$10,686	$11,149	$11,238
05/17	$10,850	$11,291	$11,530
06/17	$10,839	$11,370	$11,500
07/17	$11,156	$11,595	$11,805
08/17	$11,414	$11,631	$12,022
09/17	$11,543	$11,879	$12,178
10/17	$11,872	$12,151	$12,650
11/17	$12,295	$12,522	$13,034
12/17	$12,395	$12,662	$13,135
01/18	$13,195	$13,357	$14,066
02/18	$12,728	$12,866	$13,697
03/18	$12,408	$12,574	$13,321
04/18	$12,448	$12,617	$13,368
05/18	$13,021	$12,939	$13,954
06/18	$13,088	$13,023	$14,088
07/18	$13,475	$13,472	$14,502
08/18	$14,154	$13,936	$15,295
09/18	$14,181	$13,989	$15,380
10/18	$12,915	$12,999	$14,005
11/18	$12,955	$13,264	$14,154
12/18	$11,895	$12,056	$12,937
01/19	$12,952	$13,066	$14,099
02/19	$13,380	$13,509	$14,604
03/19	$13,564	$13,744	$15,020
04/19	$14,115	$14,299	$15,698
05/19	$12,982	$13,388	$14,707
06/19	$13,886	$14,327	$15,717
07/19	$14,146	$14,550	$16,071
08/19	$13,824	$14,283	$15,948
09/19	$13,916	$14,531	$15,950
10/19	$14,299	$14,839	$16,400
11/19	$14,789	$15,400	$17,128
12/19	$15,258	$15,845	$17,644
01/20	$15,423	$15,862	$18,039
02/20	$14,213	$14,565	$16,810
03/20	$12,753	$12,641	$15,157
04/20	$14,611	$14,311	$17,399
05/20	$15,523	$15,066	$18,567
06/20	$16,153	$15,399	$19,376
07/20	$17,148	$16,301	$20,867
08/20	$18,475	$17,497	$23,020
09/20	$17,629	$16,858	$21,937
10/20	$17,065	$16,451	$21,192
11/20	$18,724	$18,389	$23,362
12/20	$19,616	$19,166	$24,436
01/21	$19,672	$19,008	$24,255
02/21	$19,766	$19,559	$24,250
03/21	$20,441	$20,299	$24,666
04/21	$21,472	$21,392	$26,345
05/21	$21,285	$21,494	$25,980
06/21	$22,429	$22,032	$27,610
07/21	$23,066	$22,490	$28,520
08/21	$24,098	$23,141	$29,586
09/21	$22,485	$22,078	$27,929
10/21	$24,210	$23,610	$30,348
11/21	$24,567	$23,293	$30,534
12/21	$25,486	$24,236	$31,180
01/22	$23,692	$22,870	$28,504
02/22	$22,914	$22,242	$27,293
03/22	$23,386	$22,993	$28,361
04/22	$20,908	$20,943	$24,936
05/22	$20,766	$20,912	$24,356
06/22	$18,902	$19,160	$22,427
07/22	$21,073	$20,945	$25,118
08/22	$20,011	$20,141	$23,948
09/22	$18,053	$18,277	$21,620
10/22	$19,044	$19,743	$22,884
11/22	$20,011	$20,811	$23,927
12/22	$18,386	$19,601	$22,095
01/23	$19,918	$20,915	$23,936
02/23	$19,733	$20,417	$23,652
03/23	$21,107	$21,063	$25,269
04/23	$21,318	$21,324	$25,518
05/23	$22,084	$21,423	$26,681
06/23	$23,748	$22,870	$28,506
07/23	$24,673	$23,657	$29,466
08/23	$24,224	$23,243	$29,202
09/23	$22,903	$22,151	$27,614
10/23	$22,375	$21,615	$27,220
11/23	$24,726	$23,634	$30,188
12/23	$25,885	$24,801	$31,524
01/24	$26,696	$25,147	$32,311
02/24	$28,431	$26,505	$34,515
03/24	$29,047	$27,354	$35,123
04/24	$27,564	$26,190	$33,633
05/24	$29,382	$27,423	$35,647
06/24	$31,061	$28,331	$38,050
07/24	$30,418	$28,743	$37,403
08/24	$31,117	$29,425	$38,182
09/24	$31,789	$30,054	$39,264
10/24	$31,509	$29,844	$39,134
11/24	$33,300	$31,765	$41,672
12/24	$33,165	$30,880	$42,040
01/25	$33,995	$31,863	$42,871
02/25	$32,365	$31,305	$41,331
03/25	$29,596	$29,493	$37,849
04/25	$29,811	$29,318	$38,520
05/25	$32,488	$31,190	$41,928
06/25	$34,426	$32,769	$44,601
07/25	$35,811	$33,497	$46,285
08/25	$36,272	$34,202	$46,803
09/25	$38,302	$35,388	$49,289
10/25	$39,779	$36,152	$51,079
11/25	$39,164	$36,240	$50,154
12/25	$39,268	$36,242	$49,843
01/26	$38,736	$36,741	$49,089
02/26	$36,940	$36,544	$47,441
03/26	$35,145	$34,727	$44,970
04/26	$39,268	$38,236	$50,319
05/26	$41,662	$40,187	$53,943
06/26	$40,697	$39,981	$52,498
07/26	$39,500	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.30	11.36	15.41
Class A (including sales charges)	3.96	10.05	14.73
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Columbia Disciplined Growth Fund | Class A | ASR178-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Class A | ASR178-01_(09/26) |

Columbia Disciplined Growth Fund

Class C | RDLCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$190	1.81%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Columbia Disciplined Growth Fund | Class C | ASR178-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Growth Fund Class C (including sales charges) ($38,863)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,891	$10,013	$9,950
09/16	$10,024	$10,021	$9,987
10/16	$9,891	$9,826	$9,752
11/16	$10,085	$10,213	$9,964
12/16	$10,145	$10,405	$10,088
01/17	$10,426	$10,614	$10,428
02/17	$10,887	$11,025	$10,861
03/17	$11,015	$11,032	$10,986
04/17	$11,258	$11,149	$11,238
05/17	$11,437	$11,291	$11,530
06/17	$11,411	$11,370	$11,500
07/17	$11,744	$11,595	$11,805
08/17	$12,000	$11,631	$12,022
09/17	$12,128	$11,879	$12,178
10/17	$12,460	$12,151	$12,650
11/17	$12,895	$12,522	$13,034
12/17	$13,004	$12,662	$13,135
01/18	$13,818	$13,357	$14,066
02/18	$13,338	$12,866	$13,697
03/18	$12,989	$12,574	$13,321
04/18	$13,018	$12,617	$13,368
05/18	$13,600	$12,939	$13,954
06/18	$13,673	$13,023	$14,088
07/18	$14,066	$13,472	$14,502
08/18	$14,764	$13,936	$15,295
09/18	$14,793	$13,989	$15,380
10/18	$13,455	$12,999	$14,005
11/18	$13,498	$13,264	$14,154
12/18	$12,384	$12,056	$12,937
01/19	$13,478	$13,066	$14,099
02/19	$13,898	$13,509	$14,604
03/19	$14,083	$13,744	$15,020
04/19	$14,672	$14,299	$15,698
05/19	$13,478	$13,388	$14,707
06/19	$14,403	$14,327	$15,717
07/19	$14,655	$14,550	$16,071
08/19	$14,319	$14,283	$15,948
09/19	$14,403	$14,531	$15,950
10/19	$14,790	$14,839	$16,400
11/19	$15,295	$15,400	$17,128
12/19	$15,769	$15,845	$17,644
01/20	$15,933	$15,862	$18,039
02/20	$14,657	$14,565	$16,810
03/20	$13,144	$12,641	$15,157
04/20	$15,058	$14,311	$17,399
05/20	$15,988	$15,066	$18,567
06/20	$16,626	$15,399	$19,376
07/20	$17,629	$16,301	$20,867
08/20	$18,996	$17,497	$23,020
09/20	$18,103	$16,858	$21,937
10/20	$17,519	$16,451	$21,192
11/20	$19,215	$18,389	$23,362
12/20	$20,122	$19,166	$24,436
01/21	$20,143	$19,008	$24,255
02/21	$20,247	$19,559	$24,250
03/21	$20,933	$20,299	$24,666
04/21	$21,974	$21,392	$26,345
05/21	$21,745	$21,494	$25,980
06/21	$22,910	$22,032	$27,610
07/21	$23,555	$22,490	$28,520
08/21	$24,596	$23,141	$29,586
09/21	$22,931	$22,078	$27,929
10/21	$24,658	$23,610	$30,348
11/21	$25,033	$23,293	$30,534
12/21	$25,942	$24,236	$31,180
01/22	$24,100	$22,870	$28,504
02/22	$23,299	$22,242	$27,293
03/22	$23,753	$22,993	$28,361
04/22	$21,244	$20,943	$24,936
05/22	$21,058	$20,912	$24,356
06/22	$19,163	$19,160	$22,427
07/22	$21,378	$20,945	$25,118
08/22	$20,257	$20,141	$23,948
09/22	$18,282	$18,277	$21,620
10/22	$19,243	$19,743	$22,884
11/22	$20,230	$20,811	$23,927
12/22	$18,580	$19,601	$22,095
01/23	$20,095	$20,915	$23,936
02/23	$19,913	$20,417	$23,652
03/23	$21,308	$21,063	$25,269
04/23	$21,490	$21,324	$25,518
05/23	$22,247	$21,423	$26,681
06/23	$23,914	$22,870	$28,506
07/23	$24,793	$23,657	$29,466
08/23	$24,339	$23,243	$29,202
09/23	$23,005	$22,151	$27,614
10/23	$22,459	$21,615	$27,220
11/23	$24,793	$23,634	$30,188
12/23	$25,943	$24,801	$31,524
01/24	$26,750	$25,147	$32,311
02/24	$28,460	$26,505	$34,515
03/24	$29,073	$27,354	$35,123
04/24	$27,588	$26,190	$33,633
05/24	$29,363	$27,423	$35,647
06/24	$31,009	$28,331	$38,050
07/24	$30,363	$28,743	$37,403
08/24	$31,041	$29,425	$38,182
09/24	$31,686	$30,054	$39,264
10/24	$31,396	$29,844	$39,134
11/24	$33,171	$31,765	$41,672
12/24	$33,030	$30,880	$42,040
01/25	$33,819	$31,863	$42,871
02/25	$32,170	$31,305	$41,331
03/25	$29,408	$29,493	$37,849
04/25	$29,623	$29,318	$38,520
05/25	$32,241	$31,190	$41,928
06/25	$34,142	$32,769	$44,601
07/25	$35,469	$33,497	$46,285
08/25	$35,935	$34,202	$46,803
09/25	$37,908	$35,388	$49,289
10/25	$39,342	$36,152	$51,079
11/25	$38,697	$36,240	$50,154
12/25	$38,784	$36,242	$49,843
01/26	$38,234	$36,741	$49,089
02/26	$36,466	$36,544	$47,441
03/26	$34,658	$34,727	$44,970
04/26	$38,706	$38,236	$50,319
05/26	$41,063	$40,187	$53,943
06/26	$40,081	$39,981	$52,498
07/26	$38,863	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.57	10.53	14.54
Class C (including sales charges)	8.57	10.53	14.54
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Columbia Disciplined Growth Fund | Class C | ASR178-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Class C | ASR178-04_(09/26) |

Columbia Disciplined Growth Fund

Institutional Class | CLQZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$85	0.81%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Columbia Disciplined Growth Fund | Institutional Class | ASR178-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Growth Fund Institutional Class ($42,987)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,907	$10,013	$9,950
09/16	$10,047	$10,021	$9,987
10/16	$9,930	$9,826	$9,752
11/16	$10,128	$10,213	$9,964
12/16	$10,192	$10,405	$10,088
01/17	$10,489	$10,614	$10,428
02/17	$10,960	$11,025	$10,861
03/17	$11,096	$11,032	$10,986
04/17	$11,356	$11,149	$11,238
05/17	$11,542	$11,291	$11,530
06/17	$11,542	$11,370	$11,500
07/17	$11,876	$11,595	$11,805
08/17	$12,148	$11,631	$12,022
09/17	$12,297	$11,879	$12,178
10/17	$12,631	$12,151	$12,650
11/17	$13,090	$12,522	$13,034
12/17	$13,201	$12,662	$13,135
01/18	$14,045	$13,357	$14,066
02/18	$13,567	$12,866	$13,697
03/18	$13,229	$12,574	$13,321
04/18	$13,271	$12,617	$13,368
05/18	$13,876	$12,939	$13,954
06/18	$13,947	$13,023	$14,088
07/18	$14,369	$13,472	$14,502
08/18	$15,101	$13,936	$15,295
09/18	$15,129	$13,989	$15,380
10/18	$13,778	$12,999	$14,005
11/18	$13,834	$13,264	$14,154
12/18	$12,701	$12,056	$12,937
01/19	$13,832	$13,066	$14,099
02/19	$14,285	$13,509	$14,604
03/19	$14,478	$13,744	$15,020
04/19	$15,092	$14,299	$15,698
05/19	$13,881	$13,388	$14,707
06/19	$14,834	$14,327	$15,717
07/19	$15,125	$14,550	$16,071
08/19	$14,785	$14,283	$15,948
09/19	$14,882	$14,531	$15,950
10/19	$15,303	$14,839	$16,400
11/19	$15,820	$15,400	$17,128
12/19	$16,337	$15,845	$17,644
01/20	$16,512	$15,862	$18,039
02/20	$15,215	$14,565	$16,810
03/20	$13,655	$12,641	$15,157
04/20	$15,653	$14,311	$17,399
05/20	$16,635	$15,066	$18,567
06/20	$17,301	$15,399	$19,376
07/20	$18,370	$16,301	$20,867
08/20	$19,807	$17,497	$23,020
09/20	$18,896	$16,858	$21,937
10/20	$18,300	$16,451	$21,192
11/20	$20,088	$18,389	$23,362
12/20	$21,039	$19,166	$24,436
01/21	$21,099	$19,008	$24,255
02/21	$21,218	$19,559	$24,250
03/21	$21,951	$20,299	$24,666
04/21	$23,062	$21,392	$26,345
05/21	$22,863	$21,494	$25,980
06/21	$24,093	$22,032	$27,610
07/21	$24,787	$22,490	$28,520
08/21	$25,897	$23,141	$29,586
09/21	$24,172	$22,078	$27,929
10/21	$26,016	$23,610	$30,348
11/21	$26,433	$23,293	$30,534
12/21	$27,410	$24,236	$31,180
01/22	$25,494	$22,870	$28,504
02/22	$24,649	$22,242	$27,293
03/22	$25,171	$22,993	$28,361
04/22	$22,535	$20,943	$24,936
05/22	$22,360	$20,912	$24,356
06/22	$20,371	$19,160	$22,427
07/22	$22,709	$20,945	$25,118
08/22	$21,564	$20,141	$23,948
09/22	$19,475	$18,277	$21,620
10/22	$20,520	$19,743	$22,884
11/22	$21,589	$20,811	$23,927
12/22	$19,826	$19,601	$22,095
01/23	$21,492	$20,915	$23,936
02/23	$21,270	$20,417	$23,652
03/23	$22,797	$21,063	$25,269
04/23	$23,019	$21,324	$25,518
05/23	$23,852	$21,423	$26,681
06/23	$25,657	$22,870	$28,506
07/23	$26,629	$23,657	$29,466
08/23	$26,157	$23,243	$29,202
09/23	$24,741	$22,151	$27,614
10/23	$24,185	$21,615	$27,220
11/23	$26,740	$23,634	$30,188
12/23	$27,985	$24,801	$31,524
01/24	$28,867	$25,147	$32,311
02/24	$30,749	$26,505	$34,515
03/24	$31,425	$27,354	$35,123
04/24	$29,837	$26,190	$33,633
05/24	$31,777	$27,423	$35,647
06/24	$33,629	$28,331	$38,050
07/24	$32,924	$28,743	$37,403
08/24	$33,688	$29,425	$38,182
09/24	$34,423	$30,054	$39,264
10/24	$34,129	$29,844	$39,134
11/24	$36,069	$31,765	$41,672
12/24	$35,941	$30,880	$42,040
01/25	$36,844	$31,863	$42,871
02/25	$35,070	$31,305	$41,331
03/25	$32,102	$29,493	$37,849
04/25	$32,360	$29,318	$38,520
05/25	$35,263	$31,190	$41,928
06/25	$37,360	$32,769	$44,601
07/25	$38,845	$33,497	$46,285
08/25	$39,361	$34,202	$46,803
09/25	$41,587	$35,388	$49,289
10/25	$43,200	$36,152	$51,079
11/25	$42,523	$36,240	$50,154
12/25	$42,674	$36,242	$49,843
01/26	$42,082	$36,741	$49,089
02/26	$40,168	$36,544	$47,441
03/26	$38,218	$34,727	$44,970
04/26	$42,709	$38,236	$50,319
05/26	$45,319	$40,187	$53,943
06/26	$44,275	$39,981	$52,498
07/26	$42,987	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.66	11.64	15.70
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Columbia Disciplined Growth Fund | Institutional Class | ASR178-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Institutional Class | ASR178-08_(09/26) |

Columbia Disciplined Growth Fund

Institutional 3 Class | CGQYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$78	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Columbia Disciplined Growth Fund | Institutional 3 Class | ASR178-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Growth Fund Institutional 3 Class ($43,388)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,908	$10,013	$9,950
09/16	$10,046	$10,021	$9,987
10/16	$9,931	$9,826	$9,752
11/16	$10,127	$10,213	$9,964
12/16	$10,194	$10,405	$10,088
01/17	$10,489	$10,614	$10,428
02/17	$10,969	$11,025	$10,861
03/17	$11,104	$11,032	$10,986
04/17	$11,363	$11,149	$11,238
05/17	$11,559	$11,291	$11,530
06/17	$11,547	$11,370	$11,500
07/17	$11,891	$11,595	$11,805
08/17	$12,162	$11,631	$12,022
09/17	$12,309	$11,879	$12,178
10/17	$12,654	$12,151	$12,650
11/17	$13,109	$12,522	$13,034
12/17	$13,221	$12,662	$13,135
01/18	$14,073	$13,357	$14,066
02/18	$13,584	$12,866	$13,697
03/18	$13,249	$12,574	$13,321
04/18	$13,291	$12,617	$13,368
05/18	$13,906	$12,939	$13,954
06/18	$13,975	$13,023	$14,088
07/18	$14,409	$13,472	$14,502
08/18	$15,135	$13,936	$15,295
09/18	$15,163	$13,989	$15,380
10/18	$13,808	$12,999	$14,005
11/18	$13,864	$13,264	$14,154
12/18	$12,741	$12,056	$12,937
01/19	$13,880	$13,066	$14,099
02/19	$14,330	$13,509	$14,604
03/19	$14,538	$13,744	$15,020
04/19	$15,148	$14,299	$15,698
05/19	$13,929	$13,388	$14,707
06/19	$14,891	$14,327	$15,717
07/19	$15,180	$14,550	$16,071
08/19	$14,843	$14,283	$15,948
09/19	$14,940	$14,531	$15,950
10/19	$15,357	$14,839	$16,400
11/19	$15,886	$15,400	$17,128
12/19	$16,401	$15,845	$17,644
01/20	$16,593	$15,862	$18,039
02/20	$15,287	$14,565	$16,810
03/20	$13,720	$12,641	$15,157
04/20	$15,722	$14,311	$17,399
05/20	$16,715	$15,066	$18,567
06/20	$17,394	$15,399	$19,376
07/20	$18,456	$16,301	$20,867
08/20	$19,901	$17,497	$23,020
09/20	$18,996	$16,858	$21,937
10/20	$18,386	$16,451	$21,192
11/20	$20,197	$18,389	$23,362
12/20	$21,145	$19,166	$24,436
01/21	$21,204	$19,008	$24,255
02/21	$21,342	$19,559	$24,250
03/21	$22,071	$20,299	$24,666
04/21	$23,193	$21,392	$26,345
05/21	$22,976	$21,494	$25,980
06/21	$24,217	$22,032	$27,610
07/21	$24,926	$22,490	$28,520
08/21	$26,048	$23,141	$29,586
09/21	$24,315	$22,078	$27,929
10/21	$26,166	$23,610	$30,348
11/21	$26,579	$23,293	$30,534
12/21	$27,556	$24,236	$31,180
01/22	$25,635	$22,870	$28,504
02/22	$24,798	$22,242	$27,293
03/22	$25,315	$22,993	$28,361
04/22	$22,656	$20,943	$24,936
05/22	$22,483	$20,912	$24,356
06/22	$20,489	$19,160	$22,427
07/22	$22,853	$20,945	$25,118
08/22	$21,695	$20,141	$23,948
09/22	$19,577	$18,277	$21,620
10/22	$20,661	$19,743	$22,884
11/22	$21,720	$20,811	$23,927
12/22	$19,951	$19,601	$22,095
01/23	$21,625	$20,915	$23,936
02/23	$21,405	$20,417	$23,652
03/23	$22,942	$21,063	$25,269
04/23	$23,162	$21,324	$25,518
05/23	$24,013	$21,423	$26,681
06/23	$25,824	$22,870	$28,506
07/23	$26,812	$23,657	$29,466
08/23	$26,345	$23,243	$29,202
09/23	$24,918	$22,151	$27,614
10/23	$24,369	$21,615	$27,220
11/23	$26,921	$23,634	$30,188
12/23	$28,189	$24,801	$31,524
01/24	$29,060	$25,147	$32,311
02/24	$30,976	$26,505	$34,515
03/24	$31,673	$27,354	$35,123
04/24	$30,047	$26,190	$33,633
05/24	$32,021	$27,423	$35,647
06/24	$33,879	$28,331	$38,050
07/24	$33,182	$28,743	$37,403
08/24	$33,966	$29,425	$38,182
09/24	$34,692	$30,054	$39,264
10/24	$34,401	$29,844	$39,134
11/24	$36,346	$31,765	$41,672
12/24	$36,235	$30,880	$42,040
01/25	$37,158	$31,863	$42,871
02/25	$35,376	$31,305	$41,331
03/25	$32,354	$29,493	$37,849
04/25	$32,608	$29,318	$38,520
05/25	$35,535	$31,190	$41,928
06/25	$37,667	$32,769	$44,601
07/25	$39,194	$33,497	$46,285
08/25	$39,703	$34,202	$46,803
09/25	$41,961	$35,388	$49,289
10/25	$43,552	$36,152	$51,079
11/25	$42,916	$36,240	$50,154
12/25	$43,045	$36,242	$49,843
01/26	$42,462	$36,741	$49,089
02/26	$40,509	$36,544	$47,441
03/26	$38,555	$34,727	$44,970
04/26	$43,114	$38,236	$50,319
05/26	$45,752	$40,187	$53,943
06/26	$44,690	$39,981	$52,498
07/26	$43,388	$39,841	$50,001
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.70	11.72	15.81
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Columbia Disciplined Growth Fund | Institutional 3 Class | ASR178-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Institutional 3 Class | ASR178-17_(09/26) |

Columbia Disciplined Value Fund

Class A | RLCAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$113	0.96%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Columbia Disciplined Value Fund | Class A | ASR179-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Value Fund Class A (including sales charges) ($29,810)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$9,424	$10,000	$10,000
08/16	$9,476	$10,013	$10,077
09/16	$9,466	$10,021	$10,056
10/16	$9,322	$9,826	$9,900
11/16	$9,877	$10,213	$10,466
12/16	$10,088	$10,405	$10,727
01/17	$10,130	$10,614	$10,804
02/17	$10,474	$11,025	$11,192
03/17	$10,401	$11,032	$11,078
04/17	$10,443	$11,149	$11,057
05/17	$10,369	$11,291	$11,047
06/17	$10,589	$11,370	$11,227
07/17	$10,766	$11,595	$11,376
08/17	$10,755	$11,631	$11,244
09/17	$11,121	$11,879	$11,577
10/17	$11,267	$12,151	$11,661
11/17	$11,705	$12,522	$12,018
12/17	$11,878	$12,662	$12,193
01/18	$12,494	$13,357	$12,665
02/18	$11,878	$12,866	$12,060
03/18	$11,632	$12,574	$11,848
04/18	$11,688	$12,617	$11,887
05/18	$11,676	$12,939	$11,958
06/18	$11,564	$13,023	$11,987
07/18	$12,125	$13,472	$12,462
08/18	$12,326	$13,936	$12,646
09/18	$12,382	$13,989	$12,671
10/18	$11,553	$12,999	$12,015
11/18	$11,833	$13,264	$12,373
12/18	$10,771	$12,056	$11,185
01/19	$11,520	$13,066	$12,056
02/19	$11,757	$13,509	$12,441
03/19	$11,769	$13,744	$12,520
04/19	$12,144	$14,299	$12,964
05/19	$11,183	$13,388	$12,131
06/19	$12,044	$14,327	$13,002
07/19	$12,019	$14,550	$13,109
08/19	$11,582	$14,283	$12,724
09/19	$12,044	$14,531	$13,178
10/19	$12,219	$14,839	$13,362
11/19	$12,531	$15,400	$13,775
12/19	$12,843	$15,845	$14,154
01/20	$12,524	$15,862	$13,850
02/20	$11,305	$14,565	$12,508
03/20	$9,629	$12,641	$10,371
04/20	$10,640	$14,311	$11,537
05/20	$11,014	$15,066	$11,932
06/20	$10,959	$15,399	$11,853
07/20	$11,208	$16,301	$12,321
08/20	$11,707	$17,497	$12,831
09/20	$11,333	$16,858	$12,516
10/20	$11,125	$16,451	$12,351
11/20	$12,552	$18,389	$14,012
12/20	$13,114	$19,166	$14,550
01/21	$13,016	$19,008	$14,416
02/21	$13,804	$19,559	$15,288
03/21	$14,761	$20,299	$16,187
04/21	$15,267	$21,392	$16,835
05/21	$15,690	$21,494	$17,228
06/21	$15,478	$22,032	$17,030
07/21	$15,774	$22,490	$17,166
08/21	$16,266	$23,141	$17,507
09/21	$15,577	$22,078	$16,898
10/21	$16,252	$23,610	$17,756
11/21	$15,830	$23,293	$17,130
12/21	$17,003	$24,236	$18,210
01/22	$16,669	$22,870	$17,786
02/22	$16,557	$22,242	$17,580
03/22	$16,929	$22,993	$18,076
04/22	$16,297	$20,943	$17,057
05/22	$16,557	$20,912	$17,388
06/22	$15,164	$19,160	$15,869
07/22	$16,130	$20,945	$16,921
08/22	$15,591	$20,141	$16,417
09/22	$14,216	$18,277	$14,977
10/22	$15,498	$19,743	$16,513
11/22	$16,520	$20,811	$17,545
12/22	$15,769	$19,601	$16,838
01/23	$16,671	$20,915	$17,710
02/23	$16,189	$20,417	$17,086
03/23	$16,231	$21,063	$17,007
04/23	$16,419	$21,324	$17,263
05/23	$15,916	$21,423	$16,598
06/23	$17,006	$22,870	$17,700
07/23	$17,678	$23,657	$18,323
08/23	$17,300	$23,243	$17,828
09/23	$16,734	$22,151	$17,140
10/23	$16,084	$21,615	$16,535
11/23	$17,279	$23,634	$17,783
12/23	$18,183	$24,801	$18,768
01/24	$18,477	$25,147	$18,787
02/24	$19,291	$26,505	$19,480
03/24	$20,535	$27,354	$20,454
04/24	$19,359	$26,190	$19,581
05/24	$19,856	$27,423	$20,201
06/24	$19,721	$28,331	$20,011
07/24	$20,716	$28,743	$21,034
08/24	$21,146	$29,425	$21,598
09/24	$21,349	$30,054	$21,898
10/24	$21,304	$29,844	$21,657
11/24	$22,729	$31,765	$23,040
12/24	$21,152	$30,880	$21,464
01/25	$21,856	$31,863	$22,458
02/25	$21,806	$31,305	$22,549
03/25	$21,152	$29,493	$21,923
04/25	$20,573	$29,318	$21,255
05/25	$21,353	$31,190	$22,001
06/25	$22,007	$32,769	$22,753
07/25	$22,107	$33,497	$22,884
08/25	$23,013	$34,202	$23,613
09/25	$23,365	$35,388	$23,966
10/25	$23,340	$36,152	$24,072
11/25	$23,793	$36,240	$24,711
12/25	$24,260	$36,242	$24,879
01/26	$24,964	$36,741	$26,014
02/26	$25,894	$36,544	$26,689
03/26	$24,795	$34,727	$25,401
04/26	$26,993	$38,236	$27,473
05/26	$28,063	$40,187	$28,282
06/26	$28,232	$39,981	$28,917
07/26	$29,810	$39,841	$30,022
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	34.84	13.58	12.20
Class A (including sales charges)	27.04	12.25	11.54
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Columbia Disciplined Value Fund | Class A | ASR179-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Class A | ASR179-01_(09/26) |

Columbia Disciplined Value Fund

Class C | RDCCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$208	1.78%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Columbia Disciplined Value Fund | Class C | ASR179-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Value Fund Class C (including sales charges) ($29,266)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$10,000	$10,000	$10,000
08/16	$10,045	$10,013	$10,077
09/16	$10,033	$10,021	$10,056
10/16	$9,877	$9,826	$9,900
11/16	$10,446	$10,213	$10,466
12/16	$10,658	$10,405	$10,727
01/17	$10,703	$10,614	$10,804
02/17	$11,064	$11,025	$11,192
03/17	$10,985	$11,032	$11,078
04/17	$11,007	$11,149	$11,057
05/17	$10,929	$11,291	$11,047
06/17	$11,154	$11,370	$11,227
07/17	$11,334	$11,595	$11,376
08/17	$11,311	$11,631	$11,244
09/17	$11,694	$11,879	$11,577
10/17	$11,840	$12,151	$11,661
11/17	$12,290	$12,522	$12,018
12/17	$12,457	$12,662	$12,193
01/18	$13,106	$13,357	$12,665
02/18	$12,445	$12,866	$12,060
03/18	$12,180	$12,574	$11,848
04/18	$12,228	$12,617	$11,887
05/18	$12,216	$12,939	$11,958
06/18	$12,084	$13,023	$11,987
07/18	$12,673	$13,472	$12,462
08/18	$12,878	$13,936	$12,646
09/18	$12,914	$13,989	$12,671
10/18	$12,048	$12,999	$12,015
11/18	$12,325	$13,264	$12,373
12/18	$11,225	$12,056	$11,185
01/19	$11,984	$13,066	$12,056
02/19	$12,223	$13,509	$12,441
03/19	$12,237	$13,744	$12,520
04/19	$12,609	$14,299	$12,964
05/19	$11,611	$13,388	$12,131
06/19	$12,503	$14,327	$13,002
07/19	$12,463	$14,550	$13,109
08/19	$11,997	$14,283	$12,724
09/19	$12,476	$14,531	$13,178
10/19	$12,649	$14,839	$13,362
11/19	$12,969	$15,400	$13,775
12/19	$13,270	$15,845	$14,154
01/20	$12,947	$15,862	$13,850
02/20	$11,681	$14,565	$12,508
03/20	$9,931	$12,641	$10,371
04/20	$10,975	$14,311	$11,537
05/20	$11,343	$15,066	$11,932
06/20	$11,284	$15,399	$11,853
07/20	$11,534	$16,301	$12,321
08/20	$12,034	$17,497	$12,831
09/20	$11,652	$16,858	$12,516
10/20	$11,431	$16,451	$12,351
11/20	$12,888	$18,389	$14,012
12/20	$13,451	$19,166	$14,550
01/21	$13,347	$19,008	$14,416
02/21	$14,148	$19,559	$15,288
03/21	$15,113	$20,299	$16,187
04/21	$15,618	$21,392	$16,835
05/21	$16,034	$21,494	$17,228
06/21	$15,811	$22,032	$17,030
07/21	$16,123	$22,490	$17,166
08/21	$16,613	$23,141	$17,507
09/21	$15,885	$22,078	$16,898
10/21	$16,568	$23,610	$17,756
11/21	$16,123	$23,293	$17,130
12/21	$17,310	$24,236	$18,210
01/22	$16,957	$22,870	$17,786
02/22	$16,839	$22,242	$17,580
03/22	$17,212	$22,993	$18,076
04/22	$16,544	$20,943	$17,057
05/22	$16,819	$20,912	$17,388
06/22	$15,385	$19,160	$15,869
07/22	$16,367	$20,945	$16,921
08/22	$15,797	$20,141	$16,417
09/22	$14,383	$18,277	$14,977
10/22	$15,699	$19,743	$16,513
11/22	$16,701	$20,811	$17,545
12/22	$15,938	$19,601	$16,838
01/23	$16,822	$20,915	$17,710
02/23	$16,336	$20,417	$17,086
03/23	$16,358	$21,063	$17,007
04/23	$16,557	$21,324	$17,263
05/23	$16,026	$21,423	$16,598
06/23	$17,131	$22,870	$17,700
07/23	$17,795	$23,657	$18,323
08/23	$17,419	$23,243	$17,828
09/23	$16,822	$22,151	$17,140
10/23	$16,159	$21,615	$16,535
11/23	$17,353	$23,634	$17,783
12/23	$18,236	$24,801	$18,768
01/24	$18,521	$25,147	$18,787
02/24	$19,328	$26,505	$19,480
03/24	$20,539	$27,354	$20,454
04/24	$19,376	$26,190	$19,581
05/24	$19,851	$27,423	$20,201
06/24	$19,708	$28,331	$20,011
07/24	$20,682	$28,743	$21,034
08/24	$21,085	$29,425	$21,598
09/24	$21,275	$30,054	$21,898
10/24	$21,228	$29,844	$21,657
11/24	$22,629	$31,765	$23,040
12/24	$21,042	$30,880	$21,464
01/25	$21,726	$31,863	$22,458
02/25	$21,674	$31,305	$22,549
03/25	$21,015	$29,493	$21,923
04/25	$20,409	$29,318	$21,255
05/25	$21,173	$31,190	$22,001
06/25	$21,779	$32,769	$22,753
07/25	$21,911	$33,497	$22,884
08/25	$22,780	$34,202	$23,613
09/25	$23,096	$35,388	$23,966
10/25	$23,069	$36,152	$24,072
11/25	$23,491	$36,240	$24,711
12/25	$23,907	$36,242	$24,879
01/26	$24,614	$36,741	$26,014
02/26	$25,527	$36,544	$26,689
03/26	$24,408	$34,727	$25,401
04/26	$26,557	$38,236	$27,473
05/26	$27,588	$40,187	$28,282
06/26	$27,764	$39,981	$28,917
07/26	$29,266	$39,841	$30,022
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	33.57	12.66	11.34
Class C (including sales charges)	32.57	12.66	11.34
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Columbia Disciplined Value Fund | Class C | ASR179-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Class C | ASR179-04_(09/26) |

Columbia Disciplined Value Fund

Institutional Class | CVQZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$92	0.78%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Columbia Disciplined Value Fund | Institutional Class | ASR179-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Disciplined Value Fund Institutional Class ($32,337)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$10,000	$10,000	$10,000
08/16	$10,054	$10,013	$10,077
09/16	$10,043	$10,021	$10,056
10/16	$9,892	$9,826	$9,900
11/16	$10,486	$10,213	$10,466
12/16	$10,699	$10,405	$10,727
01/17	$10,754	$10,614	$10,804
02/17	$11,127	$11,025	$11,192
03/17	$11,050	$11,032	$11,078
04/17	$11,083	$11,149	$11,057
05/17	$11,006	$11,291	$11,047
06/17	$11,259	$11,370	$11,227
07/17	$11,446	$11,595	$11,376
08/17	$11,435	$11,631	$11,244
09/17	$11,819	$11,879	$11,577
10/17	$11,984	$12,151	$11,661
11/17	$12,456	$12,522	$12,018
12/17	$12,634	$12,662	$12,193
01/18	$13,296	$13,357	$12,665
02/18	$12,634	$12,866	$12,060
03/18	$12,374	$12,574	$11,848
04/18	$12,445	$12,617	$11,887
05/18	$12,433	$12,939	$11,958
06/18	$12,315	$13,023	$11,987
07/18	$12,918	$13,472	$12,462
08/18	$13,142	$13,936	$12,646
09/18	$13,190	$13,989	$12,671
10/18	$12,315	$12,999	$12,015
11/18	$12,611	$13,264	$12,373
12/18	$11,486	$12,056	$11,185
01/19	$12,290	$13,066	$12,056
02/19	$12,541	$13,509	$12,441
03/19	$12,554	$13,744	$12,520
04/19	$12,962	$14,299	$12,964
05/19	$11,934	$13,388	$12,131
06/19	$12,857	$14,327	$13,002
07/19	$12,844	$14,550	$13,109
08/19	$12,369	$14,283	$12,724
09/19	$12,870	$14,531	$13,178
10/19	$13,055	$14,839	$13,362
11/19	$13,398	$15,400	$13,775
12/19	$13,720	$15,845	$14,154
01/20	$13,397	$15,862	$13,850
02/20	$12,093	$14,565	$12,508
03/20	$10,304	$12,641	$10,371
04/20	$11,374	$14,311	$11,537
05/20	$11,785	$15,066	$11,932
06/20	$11,726	$15,399	$11,853
07/20	$12,005	$16,301	$12,321
08/20	$12,532	$17,497	$12,831
09/20	$12,137	$16,858	$12,516
10/20	$11,917	$16,451	$12,351
11/20	$13,441	$18,389	$14,012
12/20	$14,053	$19,166	$14,550
01/21	$13,948	$19,008	$14,416
02/21	$14,798	$19,559	$15,288
03/21	$15,828	$20,299	$16,187
04/21	$16,365	$21,392	$16,835
05/21	$16,827	$21,494	$17,228
06/21	$16,603	$22,032	$17,030
07/21	$16,932	$22,490	$17,166
08/21	$17,469	$23,141	$17,507
09/21	$16,723	$22,078	$16,898
10/21	$17,454	$23,610	$17,756
11/21	$16,991	$23,293	$17,130
12/21	$18,265	$24,236	$18,210
01/22	$17,911	$22,870	$17,786
02/22	$17,812	$22,242	$17,580
03/22	$18,206	$22,993	$18,076
04/22	$17,517	$20,943	$17,057
05/22	$17,812	$20,912	$17,388
06/22	$16,316	$19,160	$15,869
07/22	$17,360	$20,945	$16,921
08/22	$16,789	$20,141	$16,417
09/22	$15,293	$18,277	$14,977
10/22	$16,690	$19,743	$16,513
11/22	$17,793	$20,811	$17,545
12/22	$16,981	$19,601	$16,838
01/23	$17,958	$20,915	$17,710
02/23	$17,447	$20,417	$17,086
03/23	$17,492	$21,063	$17,007
04/23	$17,692	$21,324	$17,263
05/23	$17,158	$21,423	$16,598
06/23	$18,336	$22,870	$17,700
07/23	$19,070	$23,657	$18,323
08/23	$18,670	$23,243	$17,828
09/23	$18,047	$22,151	$17,140
10/23	$17,358	$21,615	$16,535
11/23	$18,647	$23,634	$17,783
12/23	$19,630	$24,801	$18,768
01/24	$19,942	$25,147	$18,787
02/24	$20,830	$26,505	$19,480
03/24	$22,173	$27,354	$20,454
04/24	$20,926	$26,190	$19,581
05/24	$21,477	$27,423	$20,201
06/24	$21,309	$28,331	$20,011
07/24	$22,389	$28,743	$21,034
08/24	$22,869	$29,425	$21,598
09/24	$23,085	$30,054	$21,898
10/24	$23,037	$29,844	$21,657
11/24	$24,573	$31,765	$23,040
12/24	$22,863	$30,880	$21,464
01/25	$23,637	$31,863	$22,458
02/25	$23,583	$31,305	$22,549
03/25	$22,890	$29,493	$21,923
04/25	$22,250	$29,318	$21,255
05/25	$23,103	$31,190	$22,001
06/25	$23,824	$32,769	$22,753
07/25	$23,957	$33,497	$22,884
08/25	$24,917	$34,202	$23,613
09/25	$25,318	$35,388	$23,966
10/25	$25,291	$36,152	$24,072
11/25	$25,771	$36,240	$24,711
12/25	$26,276	$36,242	$24,879
01/26	$27,052	$36,741	$26,014
02/26	$28,068	$36,544	$26,689
03/26	$26,873	$34,727	$25,401
04/26	$29,262	$38,236	$27,473
05/26	$30,426	$40,187	$28,282
06/26	$30,635	$39,981	$28,917
07/26	$32,337	$39,841	$30,022
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	34.98	13.82	12.45
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Columbia Disciplined Value Fund | Institutional Class | ASR179-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Institutional Class | ASR179-08_(09/26) |

Columbia Floating Rate Fund

Class A | RFRAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$102	1.00%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Columbia Floating Rate Fund | Class A | ASR149-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Floating Rate Fund Class A (including sales charges) ($15,024)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$9,705	$10,000	$10,000
08/16	$9,781	$9,989	$10,079
09/16	$9,856	$9,983	$10,167
10/16	$9,909	$9,906	$10,245
11/16	$9,940	$9,672	$10,278
12/16	$10,049	$9,686	$10,396
01/17	$10,080	$9,705	$10,451
02/17	$10,134	$9,770	$10,513
03/17	$10,131	$9,765	$10,521
04/17	$10,162	$9,840	$10,567
05/17	$10,192	$9,916	$10,607
06/17	$10,188	$9,906	$10,600
07/17	$10,262	$9,949	$10,683
08/17	$10,257	$10,038	$10,668
09/17	$10,308	$9,990	$10,712
10/17	$10,371	$9,996	$10,783
11/17	$10,388	$9,983	$10,796
12/17	$10,432	$10,029	$10,837
01/18	$10,568	$9,913	$10,954
02/18	$10,589	$9,819	$10,974
03/18	$10,599	$9,882	$11,009
04/18	$10,645	$9,809	$11,063
05/18	$10,668	$9,879	$11,084
06/18	$10,656	$9,867	$11,095
07/18	$10,749	$9,869	$11,187
08/18	$10,785	$9,932	$11,233
09/18	$10,845	$9,868	$11,309
10/18	$10,813	$9,790	$11,310
11/18	$10,703	$9,849	$11,218
12/18	$10,437	$10,030	$10,961
01/19	$10,683	$10,136	$11,213
02/19	$10,847	$10,131	$11,389
03/19	$10,817	$10,325	$11,375
04/19	$10,992	$10,328	$11,556
05/19	$10,938	$10,511	$11,530
06/19	$10,969	$10,643	$11,555
07/19	$11,050	$10,666	$11,646
08/19	$11,021	$10,943	$11,613
09/19	$11,054	$10,885	$11,662
10/19	$11,012	$10,917	$11,605
11/19	$11,058	$10,912	$11,669
12/19	$11,229	$10,904	$11,857
01/20	$11,273	$11,114	$11,920
02/20	$11,077	$11,314	$11,759
03/20	$9,624	$11,247	$10,293
04/20	$10,009	$11,447	$10,735
05/20	$10,403	$11,501	$11,143
06/20	$10,516	$11,573	$11,293
07/20	$10,707	$11,746	$11,506
08/20	$10,871	$11,651	$11,679
09/20	$10,941	$11,645	$11,759
10/20	$10,940	$11,593	$11,780
11/20	$11,198	$11,707	$12,030
12/20	$11,350	$11,723	$12,187
01/21	$11,485	$11,639	$12,341
02/21	$11,547	$11,471	$12,424
03/21	$11,537	$11,327	$12,431
04/21	$11,596	$11,417	$12,495
05/21	$11,684	$11,454	$12,559
06/21	$11,716	$11,535	$12,611
07/21	$11,707	$11,664	$12,610
08/21	$11,752	$11,641	$12,672
09/21	$11,821	$11,541	$12,754
10/21	$11,837	$11,537	$12,784
11/21	$11,794	$11,572	$12,764
12/21	$11,862	$11,542	$12,845
01/22	$11,879	$11,293	$12,891
02/22	$11,804	$11,167	$12,827
03/22	$11,816	$10,857	$12,832
04/22	$11,780	$10,445	$12,854
05/22	$11,469	$10,512	$12,531
06/22	$11,164	$10,347	$12,273
07/22	$11,390	$10,600	$12,502
08/22	$11,540	$10,301	$12,694
09/22	$11,238	$9,856	$12,419
10/22	$11,375	$9,728	$12,525
11/22	$11,534	$10,086	$12,664
12/22	$11,543	$10,040	$12,709
01/23	$11,828	$10,349	$13,035
02/23	$11,869	$10,082	$13,117
03/23	$11,831	$10,338	$13,104
04/23	$11,927	$10,400	$13,228
05/23	$11,936	$10,287	$13,217
06/23	$12,180	$10,250	$13,513
07/23	$12,337	$10,243	$13,689
08/23	$12,487	$10,178	$13,847
09/23	$12,563	$9,919	$13,968
10/23	$12,540	$9,763	$13,973
11/23	$12,725	$10,205	$14,139
12/23	$12,896	$10,595	$14,367
01/24	$12,949	$10,566	$14,479
02/24	$13,077	$10,417	$14,609
03/24	$13,170	$10,513	$14,729
04/24	$13,263	$10,248	$14,830
05/24	$13,350	$10,421	$14,964
06/24	$13,364	$10,520	$15,005
07/24	$13,468	$10,766	$15,115
08/24	$13,524	$10,920	$15,205
09/24	$13,623	$11,067	$15,317
10/24	$13,737	$10,792	$15,446
11/24	$13,860	$10,906	$15,576
12/24	$13,925	$10,728	$15,667
01/25	$14,018	$10,785	$15,780
02/25	$14,022	$11,022	$15,804
03/25	$13,960	$11,026	$15,763
04/25	$13,976	$11,070	$15,753
05/25	$14,202	$10,990	$16,002
06/25	$14,318	$11,159	$16,130
07/25	$14,452	$11,130	$16,263
08/25	$14,525	$11,263	$16,324
09/25	$14,575	$11,386	$16,402
10/25	$14,601	$11,457	$16,450
11/25	$14,653	$11,528	$16,485
12/25	$14,733	$11,511	$16,597
01/26	$14,657	$11,523	$16,553
02/26	$14,552	$11,712	$16,417
03/26	$14,662	$11,506	$16,518
04/26	$14,840	$11,519	$16,720
05/26	$14,937	$11,554	$16,801
06/26	$14,917	$11,582	$16,823
07/26	$15,024	$11,431	$16,957
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.96	5.12	4.47
Class A (including sales charges)	0.83	4.48	4.16
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Columbia Floating Rate Fund | Class A | ASR149-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Asset Categories

Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Class A | ASR149-01_(09/26) |

Columbia Floating Rate Fund

Class C | RFRCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$178	1.75%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Columbia Floating Rate Fund | Class C | ASR149-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Floating Rate Fund Class C (including sales charges) ($14,365)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,071	$9,989	$10,079
09/16	$10,142	$9,983	$10,167
10/16	$10,202	$9,906	$10,245
11/16	$10,228	$9,672	$10,278
12/16	$10,322	$9,686	$10,396
01/17	$10,347	$9,705	$10,451
02/17	$10,396	$9,770	$10,513
03/17	$10,387	$9,765	$10,521
04/17	$10,412	$9,840	$10,567
05/17	$10,437	$9,916	$10,607
06/17	$10,426	$9,906	$10,600
07/17	$10,496	$9,949	$10,683
08/17	$10,484	$10,038	$10,668
09/17	$10,529	$9,990	$10,712
10/17	$10,587	$9,996	$10,783
11/17	$10,598	$9,983	$10,796
12/17	$10,648	$10,029	$10,837
01/18	$10,767	$9,913	$10,954
02/18	$10,783	$9,819	$10,974
03/18	$10,787	$9,882	$11,009
04/18	$10,826	$9,809	$11,063
05/18	$10,843	$9,879	$11,084
06/18	$10,835	$9,867	$11,095
07/18	$10,912	$9,869	$11,187
08/18	$10,952	$9,932	$11,233
09/18	$10,995	$9,868	$11,309
10/18	$10,956	$9,790	$11,310
11/18	$10,838	$9,849	$11,218
12/18	$10,562	$10,030	$10,961
01/19	$10,803	$10,136	$11,213
02/19	$10,962	$10,131	$11,389
03/19	$10,925	$10,325	$11,375
04/19	$11,096	$10,328	$11,556
05/19	$11,033	$10,511	$11,530
06/19	$11,058	$10,643	$11,555
07/19	$11,133	$10,666	$11,646
08/19	$11,096	$10,943	$11,613
09/19	$11,123	$10,885	$11,662
10/19	$11,074	$10,917	$11,605
11/19	$11,113	$10,912	$11,669
12/19	$11,278	$10,904	$11,857
01/20	$11,328	$11,114	$11,920
02/20	$11,112	$11,314	$11,759
03/20	$9,661	$11,247	$10,293
04/20	$10,027	$11,447	$10,735
05/20	$10,416	$11,501	$11,143
06/20	$10,523	$11,573	$11,293
07/20	$10,706	$11,746	$11,506
08/20	$10,877	$11,651	$11,679
09/20	$10,930	$11,645	$11,759
10/20	$10,922	$11,593	$11,780
11/20	$11,173	$11,707	$12,030
12/20	$11,314	$11,723	$12,187
01/21	$11,444	$11,639	$12,341
02/21	$11,499	$11,471	$12,424
03/21	$11,482	$11,327	$12,431
04/21	$11,531	$11,417	$12,495
05/21	$11,613	$11,454	$12,559
06/21	$11,638	$11,535	$12,611
07/21	$11,622	$11,664	$12,610
08/21	$11,659	$11,641	$12,672
09/21	$11,718	$11,541	$12,754
10/21	$11,730	$11,537	$12,784
11/21	$11,679	$11,572	$12,764
12/21	$11,740	$11,542	$12,845
01/22	$11,749	$11,293	$12,891
02/22	$11,668	$11,167	$12,827
03/22	$11,672	$10,857	$12,832
04/22	$11,629	$10,445	$12,854
05/22	$11,315	$10,512	$12,531
06/22	$11,008	$10,347	$12,273
07/22	$11,223	$10,600	$12,502
08/22	$11,360	$10,301	$12,694
09/22	$11,060	$9,856	$12,419
10/22	$11,187	$9,728	$12,525
11/22	$11,333	$10,086	$12,664
12/22	$11,338	$10,040	$12,709
01/23	$11,611	$10,349	$13,035
02/23	$11,641	$10,082	$13,117
03/23	$11,597	$10,338	$13,104
04/23	$11,683	$10,400	$13,228
05/23	$11,684	$10,287	$13,217
06/23	$11,919	$10,250	$13,513
07/23	$12,066	$10,243	$13,689
08/23	$12,201	$10,178	$13,847
09/23	$12,271	$9,919	$13,968
10/23	$12,242	$9,763	$13,973
11/23	$12,410	$10,205	$14,139
12/23	$12,573	$10,595	$14,367
01/24	$12,613	$10,566	$14,479
02/24	$12,734	$10,417	$14,609
03/24	$12,812	$10,513	$14,729
04/24	$12,900	$10,248	$14,830
05/24	$12,976	$10,421	$14,964
06/24	$12,981	$10,520	$15,005
07/24	$13,070	$10,766	$15,115
08/24	$13,120	$10,920	$15,205
09/24	$13,204	$11,067	$15,317
10/24	$13,310	$10,792	$15,446
11/24	$13,421	$10,906	$15,576
12/24	$13,472	$10,728	$15,667
01/25	$13,557	$10,785	$15,780
02/25	$13,549	$11,022	$15,804
03/25	$13,485	$11,026	$15,763
04/25	$13,488	$11,070	$15,753
05/25	$13,701	$10,990	$16,002
06/25	$13,801	$11,159	$16,130
07/25	$13,926	$11,130	$16,263
08/25	$13,986	$11,263	$16,324
09/25	$14,023	$11,386	$16,402
10/25	$14,042	$11,457	$16,450
11/25	$14,080	$11,528	$16,485
12/25	$14,147	$11,511	$16,597
01/26	$14,066	$11,523	$16,553
02/26	$13,957	$11,712	$16,417
03/26	$14,058	$11,506	$16,518
04/26	$14,219	$11,519	$16,720
05/26	$14,299	$11,554	$16,801
06/26	$14,275	$11,582	$16,823
07/26	$14,365	$11,431	$16,957
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.16	4.33	3.69
Class C (including sales charges)	2.18	4.33	3.69
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Columbia Floating Rate Fund | Class C | ASR149-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Asset Categories

Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Class C | ASR149-04_(09/26) |

Columbia Floating Rate Fund

Institutional Class | CFRZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$77	0.75%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Columbia Floating Rate Fund | Institutional Class | ASR149-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Floating Rate Fund Institutional Class ($15,866)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,080	$9,989	$10,079
09/16	$10,159	$9,983	$10,167
10/16	$10,216	$9,906	$10,245
11/16	$10,251	$9,672	$10,278
12/16	$10,354	$9,686	$10,396
01/17	$10,400	$9,705	$10,451
02/17	$10,457	$9,770	$10,513
03/17	$10,457	$9,765	$10,521
04/17	$10,491	$9,840	$10,567
05/17	$10,512	$9,916	$10,607
06/17	$10,522	$9,906	$10,600
07/17	$10,601	$9,949	$10,683
08/17	$10,598	$10,038	$10,668
09/17	$10,641	$9,990	$10,712
10/17	$10,720	$9,996	$10,783
11/17	$10,740	$9,983	$10,796
12/17	$10,788	$10,029	$10,837
01/18	$10,931	$9,913	$10,954
02/18	$10,943	$9,819	$10,974
03/18	$10,968	$9,882	$11,009
04/18	$11,005	$9,809	$11,063
05/18	$11,043	$9,879	$11,084
06/18	$11,033	$9,867	$11,095
07/18	$11,132	$9,869	$11,187
08/18	$11,171	$9,932	$11,233
09/18	$11,236	$9,868	$11,309
10/18	$11,193	$9,790	$11,310
11/18	$11,093	$9,849	$11,218
12/18	$10,820	$10,030	$10,961
01/19	$11,077	$10,136	$11,213
02/19	$11,249	$10,131	$11,389
03/19	$11,220	$10,325	$11,375
04/19	$11,405	$10,328	$11,556
05/19	$11,350	$10,511	$11,530
06/19	$11,385	$10,643	$11,555
07/19	$11,471	$10,666	$11,646
08/19	$11,444	$10,943	$11,613
09/19	$11,480	$10,885	$11,662
10/19	$11,439	$10,917	$11,605
11/19	$11,476	$10,912	$11,669
12/19	$11,670	$10,904	$11,857
01/20	$11,718	$11,114	$11,920
02/20	$11,516	$11,314	$11,759
03/20	$10,006	$11,247	$10,293
04/20	$10,408	$11,447	$10,735
05/20	$10,822	$11,501	$11,143
06/20	$10,941	$11,573	$11,293
07/20	$11,128	$11,746	$11,506
08/20	$11,316	$11,651	$11,679
09/20	$11,391	$11,645	$11,759
10/20	$11,392	$11,593	$11,780
11/20	$11,664	$11,707	$12,030
12/20	$11,821	$11,723	$12,187
01/21	$11,964	$11,639	$12,341
02/21	$12,035	$11,471	$12,424
03/21	$12,027	$11,327	$12,431
04/21	$12,088	$11,417	$12,495
05/21	$12,181	$11,454	$12,559
06/21	$12,221	$11,535	$12,611
07/21	$12,211	$11,664	$12,610
08/21	$12,260	$11,641	$12,672
09/21	$12,335	$11,541	$12,754
10/21	$12,358	$11,537	$12,784
11/21	$12,311	$11,572	$12,764
12/21	$12,389	$11,542	$12,845
01/22	$12,406	$11,293	$12,891
02/22	$12,330	$11,167	$12,827
03/22	$12,345	$10,857	$12,832
04/22	$12,310	$10,445	$12,854
05/22	$11,990	$10,512	$12,531
06/22	$11,674	$10,347	$12,273
07/22	$11,909	$10,600	$12,502
08/22	$12,068	$10,301	$12,694
09/22	$11,758	$9,856	$12,419
10/22	$11,904	$9,728	$12,525
11/22	$12,069	$10,086	$12,664
12/22	$12,085	$10,040	$12,709
01/23	$12,386	$10,349	$13,035
02/23	$12,428	$10,082	$13,117
03/23	$12,391	$10,338	$13,104
04/23	$12,493	$10,400	$13,228
05/23	$12,505	$10,287	$13,217
06/23	$12,767	$10,250	$13,513
07/23	$12,935	$10,243	$13,689
08/23	$13,091	$10,178	$13,847
09/23	$13,177	$9,919	$13,968
10/23	$13,157	$9,763	$13,973
11/23	$13,349	$10,205	$14,139
12/23	$13,535	$10,595	$14,367
01/24	$13,590	$10,566	$14,479
02/24	$13,731	$10,417	$14,609
03/24	$13,827	$10,513	$14,729
04/24	$13,933	$10,248	$14,830
05/24	$14,022	$10,421	$14,964
06/24	$14,040	$10,520	$15,005
07/24	$14,152	$10,766	$15,115
08/24	$14,218	$10,920	$15,205
09/24	$14,321	$11,067	$15,317
10/24	$14,448	$10,792	$15,446
11/24	$14,580	$10,906	$15,576
12/24	$14,648	$10,728	$15,667
01/25	$14,753	$10,785	$15,780
02/25	$14,755	$11,022	$15,804
03/25	$14,698	$11,026	$15,763
04/25	$14,713	$11,070	$15,753
05/25	$14,959	$10,990	$16,002
06/25	$15,080	$11,159	$16,130
07/25	$15,229	$11,130	$16,263
08/25	$15,308	$11,263	$16,324
09/25	$15,360	$11,386	$16,402
10/25	$15,395	$11,457	$16,450
11/25	$15,449	$11,528	$16,485
12/25	$15,536	$11,511	$16,597
01/26	$15,459	$11,523	$16,553
02/26	$15,351	$11,712	$16,417
03/26	$15,475	$11,506	$16,518
04/26	$15,666	$11,519	$16,720
05/26	$15,768	$11,554	$16,801
06/26	$15,754	$11,582	$16,823
07/26	$15,866	$11,431	$16,957
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.19	5.38	4.72
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Columbia Floating Rate Fund | Institutional Class | ASR149-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Asset Categories

Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional Class | ASR149-08_(09/26) |

Columbia Floating Rate Fund

Institutional 2 Class | RFRFX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$73	0.71%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Columbia Floating Rate Fund | Institutional 2 Class | ASR149-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Floating Rate Fund Institutional 2 Class ($15,939)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,080	$9,989	$10,079
09/16	$10,160	$9,983	$10,167
10/16	$10,228	$9,906	$10,245
11/16	$10,263	$9,672	$10,278
12/16	$10,367	$9,686	$10,396
01/17	$10,413	$9,705	$10,451
02/17	$10,458	$9,770	$10,513
03/17	$10,458	$9,765	$10,521
04/17	$10,504	$9,840	$10,567
05/17	$10,526	$9,916	$10,607
06/17	$10,525	$9,906	$10,600
07/17	$10,604	$9,949	$10,683
08/17	$10,601	$10,038	$10,668
09/17	$10,657	$9,990	$10,712
10/17	$10,724	$9,996	$10,783
11/17	$10,756	$9,983	$10,796
12/17	$10,804	$10,029	$10,837
01/18	$10,947	$9,913	$10,954
02/18	$10,959	$9,819	$10,974
03/18	$10,973	$9,882	$11,009
04/18	$11,023	$9,809	$11,063
05/18	$11,049	$9,879	$11,084
06/18	$11,051	$9,867	$11,095
07/18	$11,151	$9,869	$11,187
08/18	$11,190	$9,932	$11,233
09/18	$11,243	$9,868	$11,309
10/18	$11,213	$9,790	$11,310
11/18	$11,102	$9,849	$11,218
12/18	$10,830	$10,030	$10,961
01/19	$11,099	$10,136	$11,213
02/19	$11,259	$10,131	$11,389
03/19	$11,230	$10,325	$11,375
04/19	$11,415	$10,328	$11,556
05/19	$11,361	$10,511	$11,530
06/19	$11,396	$10,643	$11,555
07/19	$11,483	$10,666	$11,646
08/19	$11,456	$10,943	$11,613
09/19	$11,505	$10,885	$11,662
10/19	$11,452	$10,917	$11,605
11/19	$11,503	$10,912	$11,669
12/19	$11,696	$10,904	$11,857
01/20	$11,745	$11,114	$11,920
02/20	$11,531	$11,314	$11,759
03/20	$10,027	$11,247	$10,293
04/20	$10,428	$11,447	$10,735
05/20	$10,841	$11,501	$11,143
06/20	$10,961	$11,573	$11,293
07/20	$11,161	$11,746	$11,506
08/20	$11,349	$11,651	$11,679
09/20	$11,417	$11,645	$11,759
10/20	$11,415	$11,593	$11,780
11/20	$11,687	$11,707	$12,030
12/20	$11,847	$11,723	$12,187
01/21	$11,991	$11,639	$12,341
02/21	$12,062	$11,471	$12,424
03/21	$12,055	$11,327	$12,431
04/21	$12,116	$11,417	$12,495
05/21	$12,213	$11,454	$12,559
06/21	$12,250	$11,535	$12,611
07/21	$12,244	$11,664	$12,610
08/21	$12,294	$11,641	$12,672
09/21	$12,365	$11,541	$12,754
10/21	$12,389	$11,537	$12,784
11/21	$12,346	$11,572	$12,764
12/21	$12,421	$11,542	$12,845
01/22	$12,442	$11,293	$12,891
02/22	$12,367	$11,167	$12,827
03/22	$12,382	$10,857	$12,832
04/22	$12,344	$10,445	$12,854
05/22	$12,022	$10,512	$12,531
06/22	$11,707	$10,347	$12,273
07/22	$11,946	$10,600	$12,502
08/22	$12,105	$10,301	$12,694
09/22	$11,793	$9,856	$12,419
10/22	$11,939	$9,728	$12,525
11/22	$12,108	$10,086	$12,664
12/22	$12,121	$10,040	$12,709
01/23	$12,423	$10,349	$13,035
02/23	$12,469	$10,082	$13,117
03/23	$12,429	$10,338	$13,104
04/23	$12,536	$10,400	$13,228
05/23	$12,549	$10,287	$13,217
06/23	$12,807	$10,250	$13,513
07/23	$12,976	$10,243	$13,689
08/23	$13,136	$10,178	$13,847
09/23	$13,219	$9,919	$13,968
10/23	$13,199	$9,763	$13,973
11/23	$13,397	$10,205	$14,139
12/23	$13,579	$10,595	$14,367
01/24	$13,639	$10,566	$14,479
02/24	$13,776	$10,417	$14,609
03/24	$13,877	$10,513	$14,729
04/24	$13,979	$10,248	$14,830
05/24	$14,074	$10,421	$14,964
06/24	$14,092	$10,520	$15,005
07/24	$14,204	$10,766	$15,115
08/24	$14,267	$10,920	$15,205
09/24	$14,375	$11,067	$15,317
10/24	$14,502	$10,792	$15,446
11/24	$14,635	$10,906	$15,576
12/24	$14,704	$10,728	$15,667
01/25	$14,809	$10,785	$15,780
02/25	$14,813	$11,022	$15,804
03/25	$14,756	$11,026	$15,763
04/25	$14,772	$11,070	$15,753
05/25	$15,019	$10,990	$16,002
06/25	$15,141	$11,159	$16,130
07/25	$15,291	$11,130	$16,263
08/25	$15,371	$11,263	$16,324
09/25	$15,424	$11,386	$16,402
10/25	$15,460	$11,457	$16,450
11/25	$15,515	$11,528	$16,485
12/25	$15,602	$11,511	$16,597
01/26	$15,527	$11,523	$16,553
02/26	$15,420	$11,712	$16,417
03/26	$15,540	$11,506	$16,518
04/26	$15,732	$11,519	$16,720
05/26	$15,839	$11,554	$16,801
06/26	$15,822	$11,582	$16,823
07/26	$15,939	$11,431	$16,957
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.24	5.42	4.77
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Columbia Floating Rate Fund | Institutional 2 Class | ASR149-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Asset Categories

Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional 2 Class | ASR149-15_(09/26) |

Columbia Floating Rate Fund

Institutional 3 Class | CFRYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$68	0.67%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Columbia Floating Rate Fund | Institutional 3 Class | ASR149-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Floating Rate Fund Institutional 3 Class ($15,997)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,081	$9,989	$10,079
09/16	$10,161	$9,983	$10,167
10/16	$10,231	$9,906	$10,245
11/16	$10,266	$9,672	$10,278
12/16	$10,370	$9,686	$10,396
01/17	$10,405	$9,705	$10,451
02/17	$10,463	$9,770	$10,513
03/17	$10,463	$9,765	$10,521
04/17	$10,498	$9,840	$10,567
05/17	$10,521	$9,916	$10,607
06/17	$10,531	$9,906	$10,600
07/17	$10,611	$9,949	$10,683
08/17	$10,609	$10,038	$10,668
09/17	$10,653	$9,990	$10,712
10/17	$10,732	$9,996	$10,783
11/17	$10,753	$9,983	$10,796
12/17	$10,801	$10,029	$10,837
01/18	$10,945	$9,913	$10,954
02/18	$10,958	$9,819	$10,974
03/18	$10,984	$9,882	$11,009
04/18	$11,023	$9,809	$11,063
05/18	$11,061	$9,879	$11,084
06/18	$11,052	$9,867	$11,095
07/18	$11,152	$9,869	$11,187
08/18	$11,192	$9,932	$11,233
09/18	$11,258	$9,868	$11,309
10/18	$11,216	$9,790	$11,310
11/18	$11,117	$9,849	$11,218
12/18	$10,844	$10,030	$10,961
01/19	$11,102	$10,136	$11,213
02/19	$11,275	$10,131	$11,389
03/19	$11,247	$10,325	$11,375
04/19	$11,433	$10,328	$11,556
05/19	$11,379	$10,511	$11,530
06/19	$11,414	$10,643	$11,555
07/19	$11,502	$10,666	$11,646
08/19	$11,475	$10,943	$11,613
09/19	$11,512	$10,885	$11,662
10/19	$11,472	$10,917	$11,605
11/19	$11,510	$10,912	$11,669
12/19	$11,705	$10,904	$11,857
01/20	$11,754	$11,114	$11,920
02/20	$11,553	$11,314	$11,759
03/20	$10,040	$11,247	$10,293
04/20	$10,444	$11,447	$10,735
05/20	$10,859	$11,501	$11,143
06/20	$10,980	$11,573	$11,293
07/20	$11,168	$11,746	$11,506
08/20	$11,357	$11,651	$11,679
09/20	$11,430	$11,645	$11,759
10/20	$11,432	$11,593	$11,780
11/20	$11,706	$11,707	$12,030
12/20	$11,864	$11,723	$12,187
01/21	$12,009	$11,639	$12,341
02/21	$12,080	$11,471	$12,424
03/21	$12,073	$11,327	$12,431
04/21	$12,135	$11,417	$12,495
05/21	$12,234	$11,454	$12,559
06/21	$12,271	$11,535	$12,611
07/21	$12,265	$11,664	$12,610
08/21	$12,316	$11,641	$12,672
09/21	$12,388	$11,541	$12,754
10/21	$12,412	$11,537	$12,784
11/21	$12,370	$11,572	$12,764
12/21	$12,446	$11,542	$12,845
01/22	$12,467	$11,293	$12,891
02/22	$12,392	$11,167	$12,827
03/22	$12,407	$10,857	$12,832
04/22	$12,369	$10,445	$12,854
05/22	$12,049	$10,512	$12,531
06/22	$11,733	$10,347	$12,273
07/22	$11,970	$10,600	$12,502
08/22	$12,131	$10,301	$12,694
09/22	$11,820	$9,856	$12,419
10/22	$11,968	$9,728	$12,525
11/22	$12,135	$10,086	$12,664
12/22	$12,148	$10,040	$12,709
01/23	$12,455	$10,349	$13,035
02/23	$12,497	$10,082	$13,117
03/23	$12,461	$10,338	$13,104
04/23	$12,565	$10,400	$13,228
05/23	$12,578	$10,287	$13,217
06/23	$12,842	$10,250	$13,513
07/23	$13,012	$10,243	$13,689
08/23	$13,169	$10,178	$13,847
09/23	$13,257	$9,919	$13,968
10/23	$13,237	$9,763	$13,973
11/23	$13,431	$10,205	$14,139
12/23	$13,619	$10,595	$14,367
01/24	$13,676	$10,566	$14,479
02/24	$13,817	$10,417	$14,609
03/24	$13,916	$10,513	$14,729
04/24	$14,023	$10,248	$14,830
05/24	$14,114	$10,421	$14,964
06/24	$14,132	$10,520	$15,005
07/24	$14,246	$10,766	$15,115
08/24	$14,314	$10,920	$15,205
09/24	$14,418	$11,067	$15,317
10/24	$14,547	$10,792	$15,446
11/24	$14,681	$10,906	$15,576
12/24	$14,750	$10,728	$15,667
01/25	$14,856	$10,785	$15,780
02/25	$14,860	$11,022	$15,804
03/25	$14,803	$11,026	$15,763
04/25	$14,820	$11,070	$15,753
05/25	$15,068	$10,990	$16,002
06/25	$15,191	$11,159	$16,130
07/25	$15,342	$11,130	$16,263
08/25	$15,423	$11,263	$16,324
09/25	$15,476	$11,386	$16,402
10/25	$15,512	$11,457	$16,450
11/25	$15,567	$11,528	$16,485
12/25	$15,656	$11,511	$16,597
01/26	$15,580	$11,523	$16,553
02/26	$15,473	$11,712	$16,417
03/26	$15,594	$11,506	$16,518
04/26	$15,792	$11,519	$16,720
05/26	$15,895	$11,554	$16,801
06/26	$15,878	$11,582	$16,823
07/26	$15,997	$11,431	$16,957
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.27	5.45	4.81
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Columbia Floating Rate Fund | Institutional 3 Class | ASR149-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Asset Categories

Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional 3 Class | ASR149-17_(09/26) |

Columbia Global Opportunities Fund

Class A | IMRFX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.17%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset Allocation | Asset allocation decisions were the primary contributor to Fund performance relative to its benchmark during the period. An overweight allocation to equities contributed positively to results. An underweight allocation to cash, which helped fund the portfolio’s overweight equity exposure, also supported relative performance. In addition, the portfolio’s out-of-benchmark allocation to commodities aided results. Within fixed income, an underweight allocation to global bonds contributed positively.

Style Decisions | Style decisions within equities added to overall Fund performance relative to the benchmark, particularly allocations to growth-oriented and small-cap equities as they benefited from favorable market conditions during the period.

Manager Selection | Within fixed income, manager selection contributed positively to relative performance.

Top Performance Detractors

Asset Allocation | The Fund’s out-of-benchmark exposure to high yield detracted from performance relative to the benchmark during the period.

Style Decisions | Positioning within fixed income weighed on the Fund’s relative performance. Currency positioning detracted from relative performance and was the main source of weakness within the asset class.

Manager Selection | Manager selection detracted from relative performance during the period, notably security selection within equities.

Columbia Global Opportunities Fund | Class A | ASR156-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Opportunities Fund Class A (including sales charges) ($16,325)	MSCI ACWI All Cap Index (Net) ($31,052)	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)	Bloomberg Global Aggregate Index ($10,251)
07/16	$9,423	$10,000	$10,000	$10,000
08/16	$9,439	$10,034	$9,993	$9,951
09/16	$9,509	$10,111	$10,059	$10,006
10/16	$9,314	$9,915	$9,821	$9,728
11/16	$9,189	$10,022	$9,680	$9,342
12/16	$9,301	$10,239	$9,762	$9,299
01/17	$9,469	$10,518	$9,950	$9,404
02/17	$9,621	$10,807	$10,110	$9,448
03/17	$9,717	$10,935	$10,178	$9,463
04/17	$9,885	$11,110	$10,316	$9,570
05/17	$10,118	$11,332	$10,500	$9,718
06/17	$10,134	$11,401	$10,527	$9,709
07/17	$10,406	$11,713	$10,760	$9,872
08/17	$10,510	$11,755	$10,832	$9,970
09/17	$10,574	$12,009	$10,900	$9,880
10/17	$10,703	$12,251	$10,989	$9,843
11/17	$10,895	$12,491	$11,158	$9,952
12/17	$10,991	$12,696	$11,269	$9,987
01/18	$11,432	$13,381	$11,640	$10,106
02/18	$11,127	$12,823	$11,346	$10,016
03/18	$11,079	$12,584	$11,300	$10,123
04/18	$11,007	$12,700	$11,262	$9,961
05/18	$11,079	$12,752	$11,242	$9,885
06/18	$10,983	$12,674	$11,183	$9,841
07/18	$11,055	$13,021	$11,327	$9,825
08/18	$11,039	$13,140	$11,384	$9,835
09/18	$11,031	$13,160	$11,344	$9,750
10/18	$10,526	$12,128	$10,836	$9,641
11/18	$10,622	$12,296	$10,928	$9,671
12/18	$10,218	$11,405	$10,642	$9,867
01/19	$10,773	$12,332	$11,156	$10,017
02/19	$10,909	$12,675	$11,279	$9,959
03/19	$10,990	$12,804	$11,407	$10,084
04/19	$11,175	$13,226	$11,578	$10,054
05/19	$10,829	$12,437	$11,311	$10,190
06/19	$11,311	$13,233	$11,799	$10,416
07/19	$11,263	$13,272	$11,799	$10,387
08/19	$11,207	$12,936	$11,770	$10,599
09/19	$11,223	$13,207	$11,833	$10,491
10/19	$11,392	$13,571	$12,036	$10,561
11/19	$11,528	$13,908	$12,140	$10,481
12/19	$11,814	$14,404	$12,392	$10,542
01/20	$11,806	$14,212	$12,388	$10,676
02/20	$11,380	$13,045	$11,921	$10,748
03/20	$10,317	$11,163	$10,928	$10,507
04/20	$11,012	$12,395	$11,638	$10,714
05/20	$11,290	$12,967	$11,932	$10,761
06/20	$11,519	$13,383	$12,177	$10,856
07/20	$11,994	$14,077	$12,686	$11,202
08/20	$12,337	$14,931	$13,061	$11,185
09/20	$12,116	$14,472	$12,837	$11,145
10/20	$11,961	$14,159	$12,705	$11,156
11/20	$12,812	$15,956	$13,626	$11,359
12/20	$13,293	$16,753	$14,058	$11,511
01/21	$13,225	$16,732	$13,987	$11,410
02/21	$13,267	$17,185	$14,056	$11,213
03/21	$13,421	$17,628	$14,102	$10,998
04/21	$13,857	$18,390	$14,496	$11,137
05/21	$14,019	$18,667	$14,673	$11,241
06/21	$14,062	$18,889	$14,696	$11,142
07/21	$14,088	$18,980	$14,829	$11,290
08/21	$14,344	$19,449	$14,981	$11,243
09/21	$13,840	$18,678	$14,551	$11,044
10/21	$14,105	$19,581	$14,886	$11,017
11/21	$13,806	$19,050	$14,662	$10,985
12/21	$14,134	$19,803	$14,942	$10,969
01/22	$13,635	$18,773	$14,400	$10,745
02/22	$13,284	$18,345	$14,150	$10,617
03/22	$13,053	$18,718	$14,079	$10,294
04/22	$12,139	$17,232	$13,134	$9,730
05/22	$12,176	$17,240	$13,155	$9,756
06/22	$11,270	$15,752	$12,376	$9,443
07/22	$11,751	$16,874	$12,949	$9,644
08/22	$11,344	$16,278	$12,464	$9,263
09/22	$10,402	$14,704	$11,542	$8,787
10/22	$10,744	$15,605	$11,856	$8,727
11/22	$11,474	$16,791	$12,585	$9,138
12/22	$11,168	$16,152	$12,379	$9,187
01/23	$11,828	$17,342	$13,039	$9,489
02/23	$11,356	$16,859	$12,641	$9,173
03/23	$11,681	$17,267	$12,993	$9,463
04/23	$11,779	$17,484	$13,104	$9,505
05/23	$11,572	$17,270	$12,896	$9,319
06/23	$11,907	$18,275	$13,270	$9,318
07/23	$12,124	$18,974	$13,570	$9,383
08/23	$11,887	$18,427	$13,281	$9,255
09/23	$11,464	$17,652	$12,808	$8,984
10/23	$11,208	$17,059	$12,516	$8,877
11/23	$11,966	$18,634	$13,410	$9,325
12/23	$12,429	$19,617	$14,042	$9,712
01/24	$12,350	$19,659	$13,960	$9,578
02/24	$12,498	$20,476	$14,163	$9,458
03/24	$12,803	$21,123	$14,425	$9,510
04/24	$12,400	$20,404	$13,998	$9,270
05/24	$12,882	$21,231	$14,373	$9,391
06/24	$13,069	$21,617	$14,514	$9,405
07/24	$13,227	$22,069	$14,866	$9,664
08/24	$13,552	$22,581	$15,215	$9,893
09/24	$13,798	$23,099	$15,519	$10,061
10/24	$13,365	$22,562	$15,078	$9,724
11/24	$13,700	$23,441	$15,398	$9,757
12/24	$13,358	$22,812	$15,026	$9,548
01/25	$13,585	$23,556	$15,314	$9,602
02/25	$13,566	$23,348	$15,356	$9,740
03/25	$13,259	$22,446	$15,106	$9,800
04/25	$13,467	$22,661	$15,401	$10,088
05/25	$13,823	$23,972	$15,819	$10,052
06/25	$14,347	$25,060	$16,327	$10,242
07/25	$14,397	$25,394	$16,315	$10,090
08/25	$14,773	$26,093	$16,658	$10,236
09/25	$15,149	$26,991	$16,999	$10,303
10/25	$15,366	$27,537	$17,149	$10,277
11/25	$15,436	$27,573	$17,180	$10,301
12/25	$15,496	$27,861	$17,292	$10,328
01/26	$15,846	$28,778	$17,658	$10,425
02/26	$16,150	$29,235	$17,897	$10,541
03/26	$15,239	$27,098	$16,968	$10,217
04/26	$16,173	$29,838	$17,931	$10,344
05/26	$16,524	$31,328	$18,409	$10,379
06/26	$16,419	$31,134	$18,287	$10,306
07/26	$16,325	$31,052	$18,214	$10,251
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.40	2.99	5.65
Class A (including sales charges)	6.86	1.78	5.02
MSCI ACWI All Cap Index (Net)	22.28	10.35	12.00
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	11.64	4.20	6.18
Bloomberg Global Aggregate Index	1.60	(1.91)	0.25

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$311,570,181
Total number of portfolio holdings	484
Management services fees (represents 0.68% of Fund average net assets)	$2,171,013
Portfolio turnover for the reporting period	122%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	62%

Columbia Global Opportunities Fund | Class A | ASR156-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	64.8%
China	4.9%
Japan	4.8%
United Kingdom	3.1%
Canada	2.5%
South Korea	2.4%
Mexico	2.2%
Taiwan	2.1%
France	1.4%
Netherlands	1.4%
Other	8.4%

Derivative Exposure

Table Summary
Long
Equity Risk	28.3%
Foreign Exchange Risk	22.3%
Interest Rate Risk	9.1%
Short
Foreign Exchange Risk	19.0%
Equity Risk	10.0%
Interest Rate Risk	2.1%

Equity Sector Allocation

Table Summary
Information Technology	14.8%
Financials	8.2%
Industrials	6.5%
Health Care	5.0%
Consumer Discretionary	4.7%
Communication Services	3.2%
Consumer Staples	2.8%
Energy	2.0%
Utilities	1.5%
Materials	1.2%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Opportunities Fund | Class A | ASR156-01_(09/26) |

Columbia Global Opportunities Fund

Institutional Class | CSAZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$98	0.92%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset Allocation | Asset allocation decisions were the primary contributor to Fund performance relative to its benchmark during the period. An overweight allocation to equities contributed positively to results. An underweight allocation to cash, which helped fund the portfolio’s overweight equity exposure, also supported relative performance. In addition, the portfolio’s out-of-benchmark allocation to commodities aided results. Within fixed income, an underweight allocation to global bonds contributed positively.

Style Decisions | Style decisions within equities added to overall Fund performance relative to the benchmark, particularly allocations to growth-oriented and small-cap equities as they benefited from favorable market conditions during the period.

Manager Selection | Within fixed income, manager selection contributed positively to relative performance.

Top Performance Detractors

Asset Allocation | The Fund’s out-of-benchmark exposure to high yield detracted from performance relative to the benchmark during the period.

Style Decisions | Positioning within fixed income weighed on the Fund’s relative performance. Currency positioning detracted from relative performance and was the main source of weakness within the asset class.

Manager Selection | Manager selection detracted from relative performance during the period, notably security selection within equities.

Columbia Global Opportunities Fund | Institutional Class | ASR156-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Global Opportunities Fund Institutional Class ($17,754)	MSCI ACWI All Cap Index (Net) ($31,052)	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)	Bloomberg Global Aggregate Index ($10,251)
07/16	$10,000	$10,000	$10,000	$10,000
08/16	$10,016	$10,034	$9,993	$9,951
09/16	$10,091	$10,111	$10,059	$10,006
10/16	$9,885	$9,915	$9,821	$9,728
11/16	$9,761	$10,022	$9,680	$9,342
12/16	$9,878	$10,239	$9,762	$9,299
01/17	$10,056	$10,518	$9,950	$9,404
02/17	$10,226	$10,807	$10,110	$9,448
03/17	$10,336	$10,935	$10,178	$9,463
04/17	$10,506	$11,110	$10,316	$9,570
05/17	$10,760	$11,332	$10,500	$9,718
06/17	$10,777	$11,401	$10,527	$9,709
07/17	$11,066	$11,713	$10,760	$9,872
08/17	$11,176	$11,755	$10,832	$9,970
09/17	$11,252	$12,009	$10,900	$9,880
10/17	$11,397	$12,251	$10,989	$9,843
11/17	$11,600	$12,491	$11,158	$9,952
12/17	$11,702	$12,696	$11,269	$9,987
01/18	$12,177	$13,381	$11,640	$10,106
02/18	$11,846	$12,823	$11,346	$10,016
03/18	$11,804	$12,584	$11,300	$10,123
04/18	$11,736	$12,700	$11,262	$9,961
05/18	$11,813	$12,752	$11,242	$9,885
06/18	$11,711	$12,674	$11,183	$9,841
07/18	$11,787	$13,021	$11,327	$9,825
08/18	$11,779	$13,140	$11,384	$9,835
09/18	$11,770	$13,160	$11,344	$9,750
10/18	$11,235	$12,128	$10,836	$9,641
11/18	$11,337	$12,296	$10,928	$9,671
12/18	$10,904	$11,405	$10,642	$9,867
01/19	$11,510	$12,332	$11,156	$10,017
02/19	$11,646	$12,675	$11,279	$9,959
03/19	$11,740	$12,804	$11,407	$10,084
04/19	$11,937	$13,226	$11,578	$10,054
05/19	$11,570	$12,437	$11,311	$10,190
06/19	$12,090	$13,233	$11,799	$10,416
07/19	$12,039	$13,272	$11,799	$10,387
08/19	$11,979	$12,936	$11,770	$10,599
09/19	$12,005	$13,207	$11,833	$10,491
10/19	$12,184	$13,571	$12,036	$10,561
11/19	$12,338	$13,908	$12,140	$10,481
12/19	$12,637	$14,404	$12,392	$10,542
01/20	$12,637	$14,212	$12,388	$10,676
02/20	$12,184	$13,045	$11,921	$10,748
03/20	$11,042	$11,163	$10,928	$10,507
04/20	$11,792	$12,395	$11,638	$10,714
05/20	$12,088	$12,967	$11,932	$10,761
06/20	$12,341	$13,383	$12,177	$10,856
07/20	$12,855	$14,077	$12,686	$11,202
08/20	$13,221	$14,931	$13,061	$11,185
09/20	$12,994	$14,472	$12,837	$11,145
10/20	$12,829	$14,159	$12,705	$11,156
11/20	$13,744	$15,956	$13,626	$11,359
12/20	$14,261	$16,753	$14,058	$11,511
01/21	$14,197	$16,732	$13,987	$11,410
02/21	$14,242	$17,185	$14,056	$11,213
03/21	$14,416	$17,628	$14,102	$10,998
04/21	$14,872	$18,390	$14,496	$11,137
05/21	$15,063	$18,667	$14,673	$11,241
06/21	$15,100	$18,889	$14,696	$11,142
07/21	$15,136	$18,980	$14,829	$11,290
08/21	$15,419	$19,449	$14,981	$11,243
09/21	$14,881	$18,678	$14,551	$11,044
10/21	$15,163	$19,581	$14,886	$11,017
11/21	$14,844	$19,050	$14,662	$10,985
12/21	$15,202	$19,803	$14,942	$10,969
01/22	$14,669	$18,773	$14,400	$10,745
02/22	$14,294	$18,345	$14,150	$10,617
03/22	$14,048	$18,718	$14,079	$10,294
04/22	$13,061	$17,232	$13,134	$9,730
05/22	$13,110	$17,240	$13,155	$9,756
06/22	$12,134	$15,752	$12,376	$9,443
07/22	$12,657	$16,874	$12,949	$9,644
08/22	$12,213	$16,278	$12,464	$9,263
09/22	$11,207	$14,704	$11,542	$8,787
10/22	$11,581	$15,605	$11,856	$8,727
11/22	$12,371	$16,791	$12,585	$9,138
12/22	$12,034	$16,152	$12,379	$9,187
01/23	$12,759	$17,342	$13,039	$9,489
02/23	$12,244	$16,859	$12,641	$9,173
03/23	$12,602	$17,267	$12,993	$9,463
04/23	$12,707	$17,484	$13,104	$9,505
05/23	$12,497	$17,270	$12,896	$9,319
06/23	$12,854	$18,275	$13,270	$9,318
07/23	$13,085	$18,974	$13,570	$9,383
08/23	$12,844	$18,427	$13,281	$9,255
09/23	$12,381	$17,652	$12,808	$8,984
10/23	$12,108	$17,059	$12,516	$8,877
11/23	$12,928	$18,634	$13,410	$9,325
12/23	$13,443	$19,617	$14,042	$9,712
01/24	$13,359	$19,659	$13,960	$9,578
02/24	$13,516	$20,476	$14,163	$9,458
03/24	$13,852	$21,123	$14,425	$9,510
04/24	$13,422	$20,404	$13,998	$9,270
05/24	$13,937	$21,231	$14,373	$9,391
06/24	$14,147	$21,617	$14,514	$9,405
07/24	$14,315	$22,069	$14,866	$9,664
08/24	$14,683	$22,581	$15,215	$9,893
09/24	$14,946	$23,099	$15,519	$10,061
10/24	$14,473	$22,562	$15,078	$9,724
11/24	$14,840	$23,441	$15,398	$9,757
12/24	$14,467	$22,812	$15,026	$9,548
01/25	$14,721	$23,556	$15,314	$9,602
02/25	$14,710	$23,348	$15,356	$9,740
03/25	$14,382	$22,446	$15,106	$9,800
04/25	$14,604	$22,661	$15,401	$10,088
05/25	$14,996	$23,972	$15,819	$10,052
06/25	$15,567	$25,060	$16,327	$10,242
07/25	$15,620	$25,394	$16,315	$10,090
08/25	$16,033	$26,093	$16,658	$10,236
09/25	$16,456	$26,991	$16,999	$10,303
10/25	$16,689	$27,537	$17,149	$10,277
11/25	$16,763	$27,573	$17,180	$10,301
12/25	$16,840	$27,861	$17,292	$10,328
01/26	$17,216	$28,778	$17,658	$10,425
02/26	$17,553	$29,235	$17,897	$10,541
03/26	$16,565	$27,098	$16,968	$10,217
04/26	$17,591	$29,838	$17,931	$10,344
05/26	$17,966	$31,328	$18,409	$10,379
06/26	$17,854	$31,134	$18,287	$10,306
07/26	$17,754	$31,052	$18,214	$10,251
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.66	3.24	5.91
MSCI ACWI All Cap Index (Net)	22.28	10.35	12.00
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	11.64	4.20	6.18
Bloomberg Global Aggregate Index	1.60	(1.91)	0.25

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$311,570,181
Total number of portfolio holdings	484
Management services fees (represents 0.68% of Fund average net assets)	$2,171,013
Portfolio turnover for the reporting period	122%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	62%

Columbia Global Opportunities Fund | Institutional Class | ASR156-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At July 31, 2026, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Geographic Allocation

Table Summary
United States	64.8%
China	4.9%
Japan	4.8%
United Kingdom	3.1%
Canada	2.5%
South Korea	2.4%
Mexico	2.2%
Taiwan	2.1%
France	1.4%
Netherlands	1.4%
Other	8.4%

Derivative Exposure

Table Summary
Long
Equity Risk	28.3%
Foreign Exchange Risk	22.3%
Interest Rate Risk	9.1%
Short
Foreign Exchange Risk	19.0%
Equity Risk	10.0%
Interest Rate Risk	2.1%

Equity Sector Allocation

Table Summary
Information Technology	14.8%
Financials	8.2%
Industrials	6.5%
Health Care	5.0%
Consumer Discretionary	4.7%
Communication Services	3.2%
Consumer Staples	2.8%
Energy	2.0%
Utilities	1.5%
Materials	1.2%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Opportunities Fund | Institutional Class | ASR156-08_(09/26) |

Columbia Government Money Market Fund

Class A | IDSXX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$34	0.33%

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Columbia Government Money Market Fund | Class A | ASR200-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Class A | ASR200-01_(09/26) |

Columbia Government Money Market Fund

Institutional Class | IDYXX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Columbia Government Money Market Fund | Institutional Class | ASR200-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional Class | ASR200-08_(09/26) |

Columbia Government Money Market Fund

Institutional 2 Class | CMRXX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$34	0.33%

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Columbia Government Money Market Fund | Institutional 2 Class | ASR200-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional 2 Class | ASR200-15_(09/26) |

Columbia Government Money Market Fund

Institutional 3 Class | CGMXX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.29%

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Columbia Government Money Market Fund | Institutional 3 Class | ASR200-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional 3 Class | ASR200-17_(09/26) |

Columbia Income Opportunities Fund

Class A | AIOAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.95%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Class A | ASR164-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Class A (including sales charges) ($14,402)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$9,528	$10,000	$10,000
08/16	$9,711	$9,989	$10,202
09/16	$9,736	$9,983	$10,249
10/16	$9,711	$9,906	$10,263
11/16	$9,637	$9,672	$10,209
12/16	$9,781	$9,686	$10,379
01/17	$9,887	$9,705	$10,497
02/17	$10,015	$9,770	$10,631
03/17	$9,981	$9,765	$10,616
04/17	$10,100	$9,840	$10,746
05/17	$10,179	$9,916	$10,833
06/17	$10,206	$9,906	$10,850
07/17	$10,326	$9,949	$10,964
08/17	$10,313	$10,038	$10,975
09/17	$10,382	$9,990	$11,060
10/17	$10,410	$9,996	$11,110
11/17	$10,375	$9,983	$11,081
12/17	$10,382	$10,029	$11,103
01/18	$10,399	$9,913	$11,151
02/18	$10,259	$9,819	$11,042
03/18	$10,170	$9,882	$10,980
04/18	$10,219	$9,809	$11,040
05/18	$10,162	$9,879	$11,027
06/18	$10,168	$9,867	$11,052
07/18	$10,313	$9,869	$11,170
08/18	$10,416	$9,932	$11,258
09/18	$10,466	$9,868	$11,314
10/18	$10,278	$9,790	$11,148
11/18	$10,208	$9,849	$11,087
12/18	$9,943	$10,030	$10,877
01/19	$10,443	$10,136	$11,359
02/19	$10,606	$10,131	$11,546
03/19	$10,704	$10,325	$11,675
04/19	$10,857	$10,328	$11,825
05/19	$10,745	$10,511	$11,700
06/19	$11,034	$10,643	$12,004
07/19	$11,100	$10,666	$12,074
08/19	$11,211	$10,943	$12,162
09/19	$11,266	$10,885	$12,204
10/19	$11,310	$10,917	$12,244
11/19	$11,387	$10,912	$12,318
12/19	$11,567	$10,904	$12,518
01/20	$11,550	$11,114	$12,526
02/20	$11,372	$11,314	$12,347
03/20	$9,991	$11,247	$11,032
04/20	$10,352	$11,447	$11,494
05/20	$10,806	$11,501	$11,997
06/20	$10,829	$11,573	$12,071
07/20	$11,357	$11,746	$12,653
08/20	$11,407	$11,651	$12,751
09/20	$11,269	$11,645	$12,596
10/20	$11,310	$11,593	$12,653
11/20	$11,687	$11,707	$13,099
12/20	$11,876	$11,723	$13,308
01/21	$11,874	$11,639	$13,321
02/21	$11,898	$11,471	$13,342
03/21	$11,898	$11,327	$13,346
04/21	$12,021	$11,417	$13,486
05/21	$12,031	$11,454	$13,516
06/21	$12,214	$11,535	$13,689
07/21	$12,249	$11,664	$13,749
08/21	$12,316	$11,641	$13,823
09/21	$12,296	$11,541	$13,817
10/21	$12,273	$11,537	$13,793
11/21	$12,149	$11,572	$13,657
12/21	$12,388	$11,542	$13,917
01/22	$12,013	$11,293	$13,522
02/22	$11,921	$11,167	$13,401
03/22	$11,829	$10,857	$13,280
04/22	$11,411	$10,445	$12,805
05/22	$11,489	$10,512	$12,890
06/22	$10,718	$10,347	$12,019
07/22	$11,392	$10,600	$12,760
08/22	$11,122	$10,301	$12,411
09/22	$10,691	$9,856	$11,929
10/22	$10,992	$9,728	$12,285
11/22	$11,203	$10,086	$12,538
12/22	$11,108	$10,040	$12,443
01/23	$11,471	$10,349	$12,892
02/23	$11,278	$10,082	$12,702
03/23	$11,477	$10,338	$12,885
04/23	$11,565	$10,400	$12,995
05/23	$11,449	$10,287	$12,866
06/23	$11,594	$10,250	$13,045
07/23	$11,740	$10,243	$13,214
08/23	$11,764	$10,178	$13,241
09/23	$11,608	$9,919	$13,075
10/23	$11,506	$9,763	$12,948
11/23	$11,986	$10,205	$13,543
12/23	$12,377	$10,595	$14,005
01/24	$12,349	$10,566	$14,016
02/24	$12,363	$10,417	$14,022
03/24	$12,489	$10,513	$14,187
04/24	$12,399	$10,248	$14,057
05/24	$12,541	$10,421	$14,214
06/24	$12,671	$10,520	$14,359
07/24	$12,860	$10,766	$14,598
08/24	$13,051	$10,920	$14,823
09/24	$13,170	$11,067	$14,989
10/24	$13,052	$10,792	$14,881
11/24	$13,186	$10,906	$15,041
12/24	$13,113	$10,728	$14,962
01/25	$13,280	$10,785	$15,163
02/25	$13,343	$11,022	$15,265
03/25	$13,253	$11,026	$15,135
04/25	$13,301	$11,070	$15,146
05/25	$13,516	$10,990	$15,373
06/25	$13,748	$11,159	$15,659
07/25	$13,781	$11,130	$15,701
08/25	$13,924	$11,263	$15,887
09/25	$14,021	$11,386	$16,013
10/25	$14,041	$11,457	$16,056
11/25	$14,107	$11,528	$16,162
12/25	$14,193	$11,511	$16,262
01/26	$14,248	$11,523	$16,344
02/26	$14,286	$11,712	$16,393
03/26	$14,145	$11,506	$16,200
04/26	$14,344	$11,519	$16,458
05/26	$14,412	$11,554	$16,553
06/26	$14,448	$11,582	$16,593
07/26	$14,402	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.51	3.29	4.22
Class A (including sales charges)	(0.43)	2.28	3.72
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Class A | ASR164-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class A | ASR164-01_(09/26) |

Columbia Income Opportunities Fund

Class C | RIOCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$173	1.70%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Class C | ASR164-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Class C (including sales charges) ($14,023)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,185	$9,989	$10,202
09/16	$10,205	$9,983	$10,249
10/16	$10,173	$9,906	$10,263
11/16	$10,088	$9,672	$10,209
12/16	$10,233	$9,686	$10,379
01/17	$10,338	$9,705	$10,497
02/17	$10,465	$9,770	$10,631
03/17	$10,424	$9,765	$10,616
04/17	$10,542	$9,840	$10,746
05/17	$10,617	$9,916	$10,833
06/17	$10,639	$9,906	$10,850
07/17	$10,757	$9,949	$10,964
08/17	$10,737	$10,038	$10,975
09/17	$10,802	$9,990	$11,060
10/17	$10,824	$9,996	$11,110
11/17	$10,792	$9,983	$11,081
12/17	$10,781	$10,029	$11,103
01/18	$10,792	$9,913	$11,151
02/18	$10,641	$9,819	$11,042
03/18	$10,542	$9,882	$10,980
04/18	$10,586	$9,809	$11,040
05/18	$10,520	$9,879	$11,027
06/18	$10,520	$9,867	$11,052
07/18	$10,664	$9,869	$11,170
08/18	$10,763	$9,932	$11,258
09/18	$10,808	$9,868	$11,314
10/18	$10,607	$9,790	$11,148
11/18	$10,528	$9,849	$11,087
12/18	$10,259	$10,030	$10,877
01/19	$10,756	$10,136	$11,359
02/19	$10,918	$10,131	$11,546
03/19	$11,012	$10,325	$11,675
04/19	$11,163	$10,328	$11,825
05/19	$11,040	$10,511	$11,700
06/19	$11,342	$10,643	$12,004
07/19	$11,391	$10,666	$12,074
08/19	$11,498	$10,943	$12,162
09/19	$11,548	$10,885	$12,204
10/19	$11,585	$10,917	$12,244
11/19	$11,657	$10,912	$12,318
12/19	$11,833	$10,904	$12,518
01/20	$11,809	$11,114	$12,526
02/20	$11,619	$11,314	$12,347
03/20	$10,200	$11,247	$11,032
04/20	$10,574	$11,447	$11,494
05/20	$11,019	$11,501	$11,997
06/20	$11,036	$11,573	$12,071
07/20	$11,568	$11,746	$12,653
08/20	$11,611	$11,651	$12,751
09/20	$11,464	$11,645	$12,596
10/20	$11,498	$11,593	$12,653
11/20	$11,886	$11,707	$13,099
12/20	$12,058	$11,723	$13,308
01/21	$12,048	$11,639	$13,321
02/21	$12,065	$11,471	$13,342
03/21	$12,058	$11,327	$13,346
04/21	$12,174	$11,417	$13,486
05/21	$12,177	$11,454	$13,516
06/21	$12,355	$11,535	$13,689
07/21	$12,382	$11,664	$13,749
08/21	$12,443	$11,641	$13,823
09/21	$12,414	$11,541	$13,817
10/21	$12,383	$11,537	$13,793
11/21	$12,250	$11,572	$13,657
12/21	$12,484	$11,542	$13,917
01/22	$12,097	$11,293	$13,522
02/22	$11,998	$11,167	$13,401
03/22	$11,897	$10,857	$13,280
04/22	$11,469	$10,445	$12,805
05/22	$11,541	$10,512	$12,890
06/22	$10,772	$10,347	$12,019
07/22	$11,429	$10,600	$12,760
08/22	$11,150	$10,301	$12,411
09/22	$10,711	$9,856	$11,929
10/22	$11,006	$9,728	$12,285
11/22	$11,211	$10,086	$12,538
12/22	$11,108	$10,040	$12,443
01/23	$11,464	$10,349	$12,892
02/23	$11,278	$10,082	$12,702
03/23	$11,469	$10,338	$12,885
04/23	$11,537	$10,400	$12,995
05/23	$11,413	$10,287	$12,866
06/23	$11,551	$10,250	$13,045
07/23	$11,690	$10,243	$13,214
08/23	$11,706	$10,178	$13,241
09/23	$11,543	$9,919	$13,075
10/23	$11,434	$9,763	$12,948
11/23	$11,905	$10,205	$13,543
12/23	$12,286	$10,595	$14,005
01/24	$12,264	$10,566	$14,016
02/24	$12,257	$10,417	$14,022
03/24	$12,374	$10,513	$14,187
04/24	$12,277	$10,248	$14,057
05/24	$12,410	$10,421	$14,214
06/24	$12,531	$10,520	$14,359
07/24	$12,710	$10,766	$14,598
08/24	$12,905	$10,920	$14,823
09/24	$13,001	$11,067	$14,989
10/24	$12,875	$10,792	$14,881
11/24	$13,000	$10,906	$15,041
12/24	$12,919	$10,728	$14,962
01/25	$13,076	$10,785	$15,163
02/25	$13,145	$11,022	$15,265
03/25	$13,033	$11,026	$15,135
04/25	$13,072	$11,070	$15,146
05/25	$13,275	$10,990	$15,373
06/25	$13,496	$11,159	$15,659
07/25	$13,519	$11,130	$15,701
08/25	$13,666	$11,263	$15,887
09/25	$13,737	$11,386	$16,013
10/25	$13,748	$11,457	$16,056
11/25	$13,805	$11,528	$16,162
12/25	$13,880	$11,511	$16,262
01/26	$13,924	$11,523	$16,344
02/26	$13,954	$11,712	$16,393
03/26	$13,807	$11,506	$16,200
04/26	$13,993	$11,519	$16,458
05/26	$14,066	$11,554	$16,553
06/26	$14,077	$11,582	$16,593
07/26	$14,023	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.73	2.52	3.44
Class C (including sales charges)	2.74	2.52	3.44
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Class C | ASR164-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class C | ASR164-04_(09/26) |

Columbia Income Opportunities Fund

Institutional Class | CIOZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$72	0.70%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Institutional Class | ASR164-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Institutional Class ($15,483)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,204	$9,989	$10,202
09/16	$10,222	$9,983	$10,249
10/16	$10,208	$9,906	$10,263
11/16	$10,132	$9,672	$10,209
12/16	$10,276	$9,686	$10,379
01/17	$10,389	$9,705	$10,497
02/17	$10,535	$9,770	$10,631
03/17	$10,493	$9,765	$10,616
04/17	$10,620	$9,840	$10,746
05/17	$10,705	$9,916	$10,833
06/17	$10,736	$9,906	$10,850
07/17	$10,865	$9,949	$10,964
08/17	$10,853	$10,038	$10,975
09/17	$10,928	$9,990	$11,060
10/17	$10,970	$9,996	$11,110
11/17	$10,936	$9,983	$11,081
12/17	$10,935	$10,029	$11,103
01/18	$10,955	$9,913	$11,151
02/18	$10,810	$9,819	$11,042
03/18	$10,719	$9,882	$10,980
04/18	$10,773	$9,809	$11,040
05/18	$10,715	$9,879	$11,027
06/18	$10,724	$9,867	$11,052
07/18	$10,879	$9,869	$11,170
08/18	$10,990	$9,932	$11,258
09/18	$11,045	$9,868	$11,314
10/18	$10,849	$9,790	$11,148
11/18	$10,778	$9,849	$11,087
12/18	$10,501	$10,030	$10,877
01/19	$11,030	$10,136	$11,359
02/19	$11,205	$10,131	$11,546
03/19	$11,310	$10,325	$11,675
04/19	$11,474	$10,328	$11,825
05/19	$11,358	$10,511	$11,700
06/19	$11,677	$10,643	$12,004
07/19	$11,738	$10,666	$12,074
08/19	$11,858	$10,943	$12,162
09/19	$11,931	$10,885	$12,204
10/19	$11,967	$10,917	$12,244
11/19	$12,052	$10,912	$12,318
12/19	$12,244	$10,904	$12,518
01/20	$12,229	$11,114	$12,526
02/20	$12,043	$11,314	$12,347
03/20	$10,586	$11,247	$11,032
04/20	$10,969	$11,447	$11,494
05/20	$11,452	$11,501	$11,997
06/20	$11,479	$11,573	$12,071
07/20	$12,040	$11,746	$12,653
08/20	$12,096	$11,651	$12,751
09/20	$11,953	$11,645	$12,596
10/20	$11,999	$11,593	$12,653
11/20	$12,400	$11,707	$13,099
12/20	$12,603	$11,723	$13,308
01/21	$12,604	$11,639	$13,321
02/21	$12,631	$11,471	$13,342
03/21	$12,622	$11,327	$13,346
04/21	$12,767	$11,417	$13,486
05/21	$12,781	$11,454	$13,516
06/21	$12,978	$11,535	$13,689
07/21	$13,018	$11,664	$13,749
08/21	$13,092	$11,641	$13,823
09/21	$13,073	$11,541	$13,817
10/21	$13,051	$11,537	$13,793
11/21	$12,923	$11,572	$13,657
12/21	$13,180	$11,542	$13,917
01/22	$12,784	$11,293	$13,522
02/22	$12,689	$11,167	$13,401
03/22	$12,594	$10,857	$13,280
04/22	$12,153	$10,445	$12,805
05/22	$12,238	$10,512	$12,890
06/22	$11,422	$10,347	$12,019
07/22	$12,141	$10,600	$12,760
08/22	$11,856	$10,301	$12,411
09/22	$11,386	$9,856	$11,929
10/22	$11,723	$9,728	$12,285
11/22	$11,950	$10,086	$12,538
12/22	$11,837	$10,040	$12,443
01/23	$12,240	$10,349	$12,892
02/23	$12,037	$10,082	$12,702
03/23	$12,251	$10,338	$12,885
04/23	$12,334	$10,400	$12,995
05/23	$12,212	$10,287	$12,866
06/23	$12,385	$10,250	$13,045
07/23	$12,543	$10,243	$13,214
08/23	$12,571	$10,178	$13,241
09/23	$12,407	$9,919	$13,075
10/23	$12,286	$9,763	$12,948
11/23	$12,816	$10,205	$13,543
12/23	$13,236	$10,595	$14,005
01/24	$13,209	$10,566	$14,016
02/24	$13,227	$10,417	$14,022
03/24	$13,364	$10,513	$14,187
04/24	$13,256	$10,248	$14,057
05/24	$13,426	$10,421	$14,214
06/24	$13,552	$10,520	$14,359
07/24	$13,772	$10,766	$14,598
08/24	$13,980	$10,920	$14,823
09/24	$14,111	$11,067	$14,989
10/24	$13,987	$10,792	$14,881
11/24	$14,133	$10,906	$15,041
12/24	$14,042	$10,728	$14,962
01/25	$14,240	$10,785	$15,163
02/25	$14,310	$11,022	$15,265
03/25	$14,218	$11,026	$15,135
04/25	$14,271	$11,070	$15,146
05/25	$14,505	$10,990	$15,373
06/25	$14,757	$11,159	$15,659
07/25	$14,795	$11,130	$15,701
08/25	$14,951	$11,263	$15,887
09/25	$15,058	$11,386	$16,013
10/25	$15,084	$11,457	$16,056
11/25	$15,158	$11,528	$16,162
12/25	$15,254	$11,511	$16,262
01/26	$15,315	$11,523	$16,344
02/26	$15,359	$11,712	$16,393
03/26	$15,212	$11,506	$16,200
04/26	$15,428	$11,519	$16,458
05/26	$15,505	$11,554	$16,553
06/26	$15,529	$11,582	$16,593
07/26	$15,483	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.65	3.53	4.47
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Institutional Class | ASR164-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional Class | ASR164-08_(09/26) |

Columbia Income Opportunities Fund

Institutional 2 Class | CEPRX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$66	0.64%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Institutional 2 Class | ASR164-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Institutional 2 Class ($15,621)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,205	$9,989	$10,202
09/16	$10,234	$9,983	$10,249
10/16	$10,211	$9,906	$10,263
11/16	$10,137	$9,672	$10,209
12/16	$10,291	$9,686	$10,379
01/17	$10,406	$9,705	$10,497
02/17	$10,543	$9,770	$10,631
03/17	$10,512	$9,765	$10,616
04/17	$10,640	$9,840	$10,746
05/17	$10,726	$9,916	$10,833
06/17	$10,758	$9,906	$10,850
07/17	$10,876	$9,949	$10,964
08/17	$10,876	$10,038	$10,975
09/17	$10,952	$9,990	$11,060
10/17	$10,984	$9,996	$11,110
11/17	$10,951	$9,983	$11,081
12/17	$10,950	$10,029	$11,103
01/18	$10,982	$9,913	$11,151
02/18	$10,826	$9,819	$11,042
03/18	$10,736	$9,882	$10,980
04/18	$10,790	$9,809	$11,040
05/18	$10,744	$9,879	$11,027
06/18	$10,754	$9,867	$11,052
07/18	$10,899	$9,869	$11,170
08/18	$11,022	$9,932	$11,258
09/18	$11,077	$9,868	$11,314
10/18	$10,882	$9,790	$11,148
11/18	$10,812	$9,849	$11,087
12/18	$10,535	$10,030	$10,877
01/19	$11,054	$10,136	$11,359
02/19	$11,241	$10,131	$11,546
03/19	$11,347	$10,325	$11,675
04/19	$11,513	$10,328	$11,825
05/19	$11,386	$10,511	$11,700
06/19	$11,706	$10,643	$12,004
07/19	$11,780	$10,666	$12,074
08/19	$11,901	$10,943	$12,162
09/19	$11,962	$10,885	$12,204
10/19	$12,012	$10,917	$12,244
11/19	$12,097	$10,912	$12,318
12/19	$12,279	$10,904	$12,518
01/20	$12,277	$11,114	$12,526
02/20	$12,091	$11,314	$12,347
03/20	$10,618	$11,247	$11,032
04/20	$11,015	$11,447	$11,494
05/20	$11,500	$11,501	$11,997
06/20	$11,528	$11,573	$12,071
07/20	$12,092	$11,746	$12,653
08/20	$12,148	$11,651	$12,751
09/20	$12,005	$11,645	$12,596
10/20	$12,053	$11,593	$12,653
11/20	$12,456	$11,707	$13,099
12/20	$12,661	$11,723	$13,308
01/21	$12,664	$11,639	$13,321
02/21	$12,693	$11,471	$13,342
03/21	$12,685	$11,327	$13,346
04/21	$12,832	$11,417	$13,486
05/21	$12,847	$11,454	$13,516
06/21	$13,034	$11,535	$13,689
07/21	$13,088	$11,664	$13,749
08/21	$13,164	$11,641	$13,823
09/21	$13,145	$11,541	$13,817
10/21	$13,125	$11,537	$13,793
11/21	$12,996	$11,572	$13,657
12/21	$13,255	$11,542	$13,917
01/22	$12,858	$11,293	$13,522
02/22	$12,764	$11,167	$13,401
03/22	$12,669	$10,857	$13,280
04/22	$12,226	$10,445	$12,805
05/22	$12,299	$10,512	$12,890
06/22	$11,493	$10,347	$12,019
07/22	$12,217	$10,600	$12,760
08/22	$11,917	$10,301	$12,411
09/22	$11,459	$9,856	$11,929
10/22	$11,799	$9,728	$12,285
11/22	$12,028	$10,086	$12,538
12/22	$11,915	$10,040	$12,443
01/23	$12,307	$10,349	$12,892
02/23	$12,118	$10,082	$12,702
03/23	$12,334	$10,338	$12,885
04/23	$12,418	$10,400	$12,995
05/23	$12,297	$10,287	$12,866
06/23	$12,456	$10,250	$13,045
07/23	$12,616	$10,243	$13,214
08/23	$12,660	$10,178	$13,241
09/23	$12,496	$9,919	$13,075
10/23	$12,375	$9,763	$12,948
11/23	$12,909	$10,205	$13,543
12/23	$13,317	$10,595	$14,005
01/24	$13,306	$10,566	$14,016
02/24	$13,309	$10,417	$14,022
03/24	$13,448	$10,513	$14,187
04/24	$13,355	$10,248	$14,057
05/24	$13,528	$10,421	$14,214
06/24	$13,655	$10,520	$14,359
07/24	$13,862	$10,766	$14,598
08/24	$14,087	$10,920	$14,823
09/24	$14,220	$11,067	$14,989
10/24	$14,096	$10,792	$14,881
11/24	$14,228	$10,906	$15,041
12/24	$14,153	$10,728	$14,962
01/25	$14,338	$10,785	$15,163
02/25	$14,425	$11,022	$15,265
03/25	$14,316	$11,026	$15,135
04/25	$14,371	$11,070	$15,146
05/25	$14,607	$10,990	$15,373
06/25	$14,862	$11,159	$15,659
07/25	$14,901	$11,130	$15,701
08/25	$15,076	$11,263	$15,887
09/25	$15,168	$11,386	$16,013
10/25	$15,194	$11,457	$16,056
11/25	$15,286	$11,528	$16,162
12/25	$15,366	$11,511	$16,262
01/26	$15,446	$11,523	$16,344
02/26	$15,492	$11,712	$16,393
03/26	$15,344	$11,506	$16,200
04/26	$15,563	$11,519	$16,458
05/26	$15,641	$11,554	$16,553
06/26	$15,666	$11,582	$16,593
07/26	$15,621	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.83	3.60	4.56
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Institutional 2 Class | ASR164-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional 2 Class | ASR164-15_(09/26) |

Columbia Income Opportunities Fund

Institutional 3 Class | CIOYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.59%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Institutional 3 Class | ASR164-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Institutional 3 Class ($15,698)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,206	$9,989	$10,202
09/16	$10,235	$9,983	$10,249
10/16	$10,213	$9,906	$10,263
11/16	$10,138	$9,672	$10,209
12/16	$10,294	$9,686	$10,379
01/17	$10,409	$9,705	$10,497
02/17	$10,546	$9,770	$10,631
03/17	$10,515	$9,765	$10,616
04/17	$10,644	$9,840	$10,746
05/17	$10,730	$9,916	$10,833
06/17	$10,763	$9,906	$10,850
07/17	$10,882	$9,949	$10,964
08/17	$10,872	$10,038	$10,975
09/17	$10,959	$9,990	$11,060
10/17	$10,992	$9,996	$11,110
11/17	$10,958	$9,983	$11,081
12/17	$10,958	$10,029	$11,103
01/18	$10,980	$9,913	$11,151
02/18	$10,835	$9,819	$11,042
03/18	$10,745	$9,882	$10,980
04/18	$10,800	$9,809	$11,040
05/18	$10,743	$9,879	$11,027
06/18	$10,753	$9,867	$11,052
07/18	$10,910	$9,869	$11,170
08/18	$11,034	$9,932	$11,258
09/18	$11,078	$9,868	$11,314
10/18	$10,894	$9,790	$11,148
11/18	$10,813	$9,849	$11,087
12/18	$10,547	$10,030	$10,877
01/19	$11,068	$10,136	$11,359
02/19	$11,256	$10,131	$11,546
03/19	$11,351	$10,325	$11,675
04/19	$11,529	$10,328	$11,825
05/19	$11,402	$10,511	$11,700
06/19	$11,723	$10,643	$12,004
07/19	$11,797	$10,666	$12,074
08/19	$11,907	$10,943	$12,162
09/19	$11,982	$10,885	$12,204
10/19	$12,032	$10,917	$12,244
11/19	$12,118	$10,912	$12,318
12/19	$12,300	$10,904	$12,518
01/20	$12,286	$11,114	$12,526
02/20	$12,112	$11,314	$12,347
03/20	$10,636	$11,247	$11,032
04/20	$11,035	$11,447	$11,494
05/20	$11,509	$11,501	$11,997
06/20	$11,538	$11,573	$12,071
07/20	$12,116	$11,746	$12,653
08/20	$12,161	$11,651	$12,751
09/20	$12,030	$11,645	$12,596
10/20	$12,078	$11,593	$12,653
11/20	$12,483	$11,707	$13,099
12/20	$12,689	$11,723	$13,308
01/21	$12,692	$11,639	$13,321
02/21	$12,709	$11,471	$13,342
03/21	$12,714	$11,327	$13,346
04/21	$12,862	$11,417	$13,486
05/21	$12,878	$11,454	$13,516
06/21	$13,066	$11,535	$13,689
07/21	$13,108	$11,664	$13,749
08/21	$13,184	$11,641	$13,823
09/21	$13,179	$11,541	$13,817
10/21	$13,146	$11,537	$13,793
11/21	$13,018	$11,572	$13,657
12/21	$13,278	$11,542	$13,917
01/22	$12,894	$11,293	$13,522
02/22	$12,799	$11,167	$13,401
03/22	$12,704	$10,857	$13,280
04/22	$12,247	$10,445	$12,805
05/22	$12,334	$10,512	$12,890
06/22	$11,525	$10,347	$12,019
07/22	$12,238	$10,600	$12,760
08/22	$11,952	$10,301	$12,411
09/22	$11,493	$9,856	$11,929
10/22	$11,820	$9,728	$12,285
11/22	$12,050	$10,086	$12,538
12/22	$11,952	$10,040	$12,443
01/23	$12,346	$10,349	$12,892
02/23	$12,156	$10,082	$12,702
03/23	$12,374	$10,338	$12,885
04/23	$12,459	$10,400	$12,995
05/23	$12,337	$10,287	$12,866
06/23	$12,497	$10,250	$13,045
07/23	$12,659	$10,243	$13,214
08/23	$12,688	$10,178	$13,241
09/23	$12,524	$9,919	$13,075
10/23	$12,418	$9,763	$12,948
11/23	$12,940	$10,205	$13,543
12/23	$13,365	$10,595	$14,005
01/24	$13,354	$10,566	$14,016
02/24	$13,358	$10,417	$14,022
03/24	$13,498	$10,513	$14,187
04/24	$13,406	$10,248	$14,057
05/24	$13,564	$10,421	$14,214
06/24	$13,708	$10,520	$14,359
07/24	$13,916	$10,766	$14,598
08/24	$14,143	$10,920	$14,823
09/24	$14,277	$11,067	$14,989
10/24	$14,153	$10,792	$14,881
11/24	$14,287	$10,906	$15,041
12/24	$14,212	$10,728	$14,962
01/25	$14,398	$10,785	$15,163
02/25	$14,486	$11,022	$15,265
03/25	$14,377	$11,026	$15,135
04/25	$14,433	$11,070	$15,146
05/25	$14,671	$10,990	$15,373
06/25	$14,927	$11,159	$15,659
07/25	$14,967	$11,130	$15,701
08/25	$15,144	$11,263	$15,887
09/25	$15,236	$11,386	$16,013
10/25	$15,263	$11,457	$16,056
11/25	$15,357	$11,528	$16,162
12/25	$15,438	$11,511	$16,262
01/26	$15,502	$11,523	$16,344
02/26	$15,565	$11,712	$16,393
03/26	$15,417	$11,506	$16,200
04/26	$15,620	$11,519	$16,458
05/26	$15,717	$11,554	$16,553
06/26	$15,743	$11,582	$16,593
07/26	$15,698	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.88	3.67	4.61
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Institutional 3 Class | ASR164-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional 3 Class | ASR164-17_(09/26) |

Columbia Income Opportunities Fund

Class S | CIODX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$72	0.70%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Columbia Income Opportunities Fund | Class S | ASR164-16_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Income Opportunities Fund Class S ($15,183)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,192	$9,989	$10,202
09/16	$10,218	$9,983	$10,249
10/16	$10,192	$9,906	$10,263
11/16	$10,113	$9,672	$10,209
12/16	$10,265	$9,686	$10,379
01/17	$10,376	$9,705	$10,497
02/17	$10,510	$9,770	$10,631
03/17	$10,475	$9,765	$10,616
04/17	$10,600	$9,840	$10,746
05/17	$10,683	$9,916	$10,833
06/17	$10,711	$9,906	$10,850
07/17	$10,837	$9,949	$10,964
08/17	$10,823	$10,038	$10,975
09/17	$10,895	$9,990	$11,060
10/17	$10,925	$9,996	$11,110
11/17	$10,888	$9,983	$11,081
12/17	$10,895	$10,029	$11,103
01/18	$10,913	$9,913	$11,151
02/18	$10,766	$9,819	$11,042
03/18	$10,674	$9,882	$10,980
04/18	$10,725	$9,809	$11,040
05/18	$10,665	$9,879	$11,027
06/18	$10,671	$9,867	$11,052
07/18	$10,824	$9,869	$11,170
08/18	$10,932	$9,932	$11,258
09/18	$10,984	$9,868	$11,314
10/18	$10,787	$9,790	$11,148
11/18	$10,714	$9,849	$11,087
12/18	$10,435	$10,030	$10,877
01/19	$10,960	$10,136	$11,359
02/19	$11,131	$10,131	$11,546
03/19	$11,233	$10,325	$11,675
04/19	$11,394	$10,328	$11,825
05/19	$11,276	$10,511	$11,700
06/19	$11,580	$10,643	$12,004
07/19	$11,649	$10,666	$12,074
08/19	$11,766	$10,943	$12,162
09/19	$11,824	$10,885	$12,204
10/19	$11,870	$10,917	$12,244
11/19	$11,951	$10,912	$12,318
12/19	$12,139	$10,904	$12,518
01/20	$12,122	$11,114	$12,526
02/20	$11,935	$11,314	$12,347
03/20	$10,485	$11,247	$11,032
04/20	$10,864	$11,447	$11,494
05/20	$11,340	$11,501	$11,997
06/20	$11,365	$11,573	$12,071
07/20	$11,919	$11,746	$12,653
08/20	$11,971	$11,651	$12,751
09/20	$11,827	$11,645	$12,596
10/20	$11,870	$11,593	$12,653
11/20	$12,265	$11,707	$13,099
12/20	$12,463	$11,723	$13,308
01/21	$12,462	$11,639	$13,321
02/21	$12,487	$11,471	$13,342
03/21	$12,487	$11,327	$13,346
04/21	$12,615	$11,417	$13,486
05/21	$12,626	$11,454	$13,516
06/21	$12,818	$11,535	$13,689
07/21	$12,855	$11,664	$13,749
08/21	$12,926	$11,641	$13,823
09/21	$12,904	$11,541	$13,817
10/21	$12,880	$11,537	$13,793
11/21	$12,750	$11,572	$13,657
12/21	$13,002	$11,542	$13,917
01/22	$12,607	$11,293	$13,522
02/22	$12,511	$11,167	$13,401
03/22	$12,414	$10,857	$13,280
04/22	$11,976	$10,445	$12,805
05/22	$12,058	$10,512	$12,890
06/22	$11,249	$10,347	$12,019
07/22	$11,956	$10,600	$12,760
08/22	$11,672	$10,301	$12,411
09/22	$11,220	$9,856	$11,929
10/22	$11,536	$9,728	$12,285
11/22	$11,758	$10,086	$12,538
12/22	$11,657	$10,040	$12,443
01/23	$12,039	$10,349	$12,892
02/23	$11,836	$10,082	$12,702
03/23	$12,044	$10,338	$12,885
04/23	$12,138	$10,400	$12,995
05/23	$12,015	$10,287	$12,866
06/23	$12,168	$10,250	$13,045
07/23	$12,321	$10,243	$13,214
08/23	$12,346	$10,178	$13,241
09/23	$12,182	$9,919	$13,075
10/23	$12,075	$9,763	$12,948
11/23	$12,579	$10,205	$13,543
12/23	$12,990	$10,595	$14,005
01/24	$12,960	$10,566	$14,016
02/24	$12,975	$10,417	$14,022
03/24	$13,107	$10,513	$14,187
04/24	$13,013	$10,248	$14,057
05/24	$13,162	$10,421	$14,214
06/24	$13,298	$10,520	$14,359
07/24	$13,496	$10,766	$14,598
08/24	$13,697	$10,920	$14,823
09/24	$13,822	$11,067	$14,989
10/24	$13,715	$10,792	$14,881
11/24	$13,858	$10,906	$15,041
12/24	$13,769	$10,728	$14,962
01/25	$13,964	$10,785	$15,163
02/25	$14,032	$11,022	$15,265
03/25	$13,925	$11,026	$15,135
04/25	$13,978	$11,070	$15,146
05/25	$14,223	$10,990	$15,373
06/25	$14,454	$11,159	$15,659
07/25	$14,508	$11,130	$15,701
08/25	$14,661	$11,263	$15,887
09/25	$14,766	$11,386	$16,013
10/25	$14,791	$11,457	$16,056
11/25	$14,863	$11,528	$16,162
12/25	$14,941	$11,511	$16,262
01/26	$15,018	$11,523	$16,344
02/26	$15,061	$11,712	$16,393
03/26	$14,916	$11,506	$16,200
04/26	$15,129	$11,519	$16,458
05/26	$15,204	$11,554	$16,553
06/26	$15,227	$11,582	$16,593
07/26	$15,183	$11,431	$16,553
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.65	3.39	4.26
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Columbia Income Opportunities Fund | Class S | ASR164-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Asset Categories

Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class S | ASR164-16_(09/26) |

Columbia Minnesota Tax-Exempt Fund

Class A | IMNTX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.81%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Columbia Minnesota Tax-Exempt Fund | Class A | ASR199-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Minnesota Tax-Exempt Fund Class A (including sales charges) ($11,023)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$9,693	$10,000	$10,000
08/16	$9,718	$10,013	$10,005
09/16	$9,672	$9,964	$9,950
10/16	$9,594	$9,859	$9,867
11/16	$9,243	$9,491	$9,509
12/16	$9,319	$9,603	$9,619
01/17	$9,361	$9,666	$9,687
02/17	$9,417	$9,733	$9,772
03/17	$9,442	$9,754	$9,791
04/17	$9,501	$9,825	$9,859
05/17	$9,647	$9,981	$9,979
06/17	$9,616	$9,945	$9,939
07/17	$9,673	$10,026	$10,017
08/17	$9,750	$10,102	$10,069
09/17	$9,720	$10,051	$10,016
10/17	$9,727	$10,075	$10,035
11/17	$9,704	$10,021	$9,956
12/17	$9,817	$10,126	$10,055
01/18	$9,697	$10,007	$9,951
02/18	$9,665	$9,977	$9,927
03/18	$9,707	$10,014	$9,951
04/18	$9,659	$9,978	$9,923
05/18	$9,755	$10,092	$10,011
06/18	$9,761	$10,101	$10,021
07/18	$9,768	$10,125	$10,048
08/18	$9,793	$10,151	$10,060
09/18	$9,727	$10,086	$9,997
10/18	$9,644	$10,023	$9,948
11/18	$9,725	$10,134	$10,060
12/18	$9,844	$10,256	$10,193
01/19	$9,888	$10,333	$10,271
02/19	$9,947	$10,389	$10,324
03/19	$10,120	$10,553	$10,467
04/19	$10,144	$10,592	$10,488
05/19	$10,299	$10,738	$10,616
06/19	$10,341	$10,778	$10,661
07/19	$10,403	$10,865	$10,750
08/19	$10,595	$11,036	$10,898
09/19	$10,524	$10,948	$10,803
10/19	$10,529	$10,968	$10,824
11/19	$10,533	$10,995	$10,848
12/19	$10,554	$11,029	$10,872
01/20	$10,745	$11,227	$11,054
02/20	$10,917	$11,371	$11,169
03/20	$10,406	$10,959	$10,889
04/20	$10,123	$10,821	$10,775
05/20	$10,507	$11,166	$11,118
06/20	$10,643	$11,258	$11,157
07/20	$10,837	$11,447	$11,311
08/20	$10,801	$11,393	$11,255
09/20	$10,811	$11,396	$11,264
10/20	$10,780	$11,362	$11,238
11/20	$10,945	$11,533	$11,381
12/20	$11,020	$11,603	$11,429
01/21	$11,060	$11,677	$11,470
02/21	$10,903	$11,492	$11,314
03/21	$10,956	$11,563	$11,368
04/21	$11,052	$11,660	$11,456
05/21	$11,110	$11,694	$11,470
06/21	$11,149	$11,727	$11,490
07/21	$11,237	$11,824	$11,586
08/21	$11,197	$11,780	$11,539
09/21	$11,096	$11,695	$11,462
10/21	$11,076	$11,661	$11,420
11/21	$11,188	$11,760	$11,508
12/21	$11,202	$11,779	$11,526
01/22	$10,908	$11,457	$11,232
02/22	$10,831	$11,416	$11,201
03/22	$10,443	$11,046	$10,871
04/22	$10,075	$10,740	$10,603
05/22	$10,217	$10,900	$10,737
06/22	$9,894	$10,721	$10,588
07/22	$10,229	$11,005	$10,843
08/22	$9,915	$10,763	$10,640
09/22	$9,388	$10,350	$10,272
10/22	$9,290	$10,264	$10,185
11/22	$9,827	$10,744	$10,636
12/22	$9,832	$10,775	$10,677
01/23	$10,172	$11,085	$10,946
02/23	$9,872	$10,834	$10,727
03/23	$10,061	$11,074	$10,953
04/23	$10,039	$11,049	$10,910
05/23	$9,946	$10,953	$10,794
06/23	$10,007	$11,063	$10,851
07/23	$10,018	$11,107	$10,911
08/23	$9,852	$10,947	$10,775
09/23	$9,482	$10,626	$10,440
10/23	$9,295	$10,536	$10,378
11/23	$10,021	$11,204	$11,008
12/23	$10,326	$11,465	$11,220
01/24	$10,322	$11,406	$11,155
02/24	$10,343	$11,421	$11,180
03/24	$10,344	$11,421	$11,161
04/24	$10,186	$11,279	$11,029
05/24	$10,182	$11,246	$10,963
06/24	$10,449	$11,418	$11,142
07/24	$10,540	$11,523	$11,259
08/24	$10,626	$11,613	$11,346
09/24	$10,775	$11,728	$11,452
10/24	$10,589	$11,557	$11,282
11/24	$10,800	$11,757	$11,457
12/24	$10,602	$11,586	$11,300
01/25	$10,641	$11,644	$11,364
02/25	$10,780	$11,759	$11,483
03/25	$10,514	$11,560	$11,300
04/25	$10,411	$11,467	$11,217
05/25	$10,348	$11,474	$11,251
06/25	$10,425	$11,546	$11,310
07/25	$10,355	$11,522	$11,312
08/25	$10,450	$11,622	$11,407
09/25	$10,810	$11,892	$11,640
10/25	$10,973	$12,039	$11,762
11/25	$11,023	$12,067	$11,796
12/25	$11,041	$12,078	$11,823
01/26	$11,126	$12,191	$11,944
02/26	$11,291	$12,343	$12,064
03/26	$10,994	$12,056	$11,793
04/26	$11,152	$12,194	$11,922
05/26	$11,221	$12,240	$11,949
06/26	$11,318	$12,358	$12,039
07/26	$11,023	$12,129	$11,825
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.45	(0.38)	1.29
Class A (including sales charges)	3.26	(0.99)	0.98
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Columbia Minnesota Tax-Exempt Fund | Class A | ASR199-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Asset Categories

Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Class A | ASR199-01_(09/26) |

Columbia Minnesota Tax-Exempt Fund

Class C | RMTCX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$160	1.56%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Columbia Minnesota Tax-Exempt Fund | Class C | ASR199-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Minnesota Tax-Exempt Fund Class C (including sales charges) ($10,551)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,020	$10,013	$10,005
09/16	$9,966	$9,964	$9,950
10/16	$9,880	$9,859	$9,867
11/16	$9,512	$9,491	$9,509
12/16	$9,602	$9,603	$9,619
01/17	$9,621	$9,666	$9,687
02/17	$9,673	$9,733	$9,772
03/17	$9,693	$9,754	$9,791
04/17	$9,747	$9,825	$9,859
05/17	$9,891	$9,981	$9,979
06/17	$9,853	$9,945	$9,939
07/17	$9,905	$10,026	$10,017
08/17	$9,977	$10,102	$10,069
09/17	$9,941	$10,051	$10,016
10/17	$9,941	$10,075	$10,035
11/17	$9,911	$10,021	$9,956
12/17	$10,021	$10,126	$10,055
01/18	$9,892	$10,007	$9,951
02/18	$9,853	$9,977	$9,927
03/18	$9,890	$10,014	$9,951
04/18	$9,835	$9,978	$9,923
05/18	$9,927	$10,092	$10,011
06/18	$9,927	$10,101	$10,021
07/18	$9,927	$10,125	$10,048
08/18	$9,947	$10,151	$10,060
09/18	$9,873	$10,086	$9,997
10/18	$9,783	$10,023	$9,948
11/18	$9,859	$10,134	$10,060
12/18	$9,974	$10,256	$10,193
01/19	$10,011	$10,333	$10,271
02/19	$10,065	$10,389	$10,324
03/19	$10,234	$10,553	$10,467
04/19	$10,252	$10,592	$10,488
05/19	$10,402	$10,738	$10,616
06/19	$10,438	$10,778	$10,661
07/19	$10,494	$10,865	$10,750
08/19	$10,681	$11,036	$10,898
09/19	$10,603	$10,948	$10,803
10/19	$10,601	$10,968	$10,824
11/19	$10,598	$10,995	$10,848
12/19	$10,613	$11,029	$10,872
01/20	$10,799	$11,227	$11,054
02/20	$10,964	$11,371	$11,169
03/20	$10,445	$10,959	$10,889
04/20	$10,154	$10,821	$10,775
05/20	$10,533	$11,166	$11,118
06/20	$10,663	$11,258	$11,157
07/20	$10,850	$11,447	$11,311
08/20	$10,807	$11,393	$11,255
09/20	$10,811	$11,396	$11,264
10/20	$10,777	$11,362	$11,238
11/20	$10,931	$11,533	$11,381
12/20	$10,999	$11,603	$11,429
01/21	$11,036	$11,677	$11,470
02/21	$10,874	$11,492	$11,314
03/21	$10,919	$11,563	$11,368
04/21	$11,004	$11,660	$11,456
05/21	$11,055	$11,694	$11,470
06/21	$11,086	$11,727	$11,490
07/21	$11,167	$11,824	$11,586
08/21	$11,120	$11,780	$11,539
09/21	$11,013	$11,695	$11,462
10/21	$10,986	$11,661	$11,420
11/21	$11,091	$11,760	$11,508
12/21	$11,097	$11,779	$11,526
01/22	$10,799	$11,457	$11,232
02/22	$10,716	$11,416	$11,201
03/22	$10,326	$11,046	$10,871
04/22	$9,961	$10,740	$10,603
05/22	$10,090	$10,900	$10,737
06/22	$9,765	$10,721	$10,588
07/22	$10,089	$11,005	$10,843
08/22	$9,773	$10,763	$10,640
09/22	$9,248	$10,350	$10,272
10/22	$9,145	$10,264	$10,185
11/22	$9,668	$10,744	$10,636
12/22	$9,667	$10,775	$10,677
01/23	$9,995	$11,085	$10,946
02/23	$9,695	$10,834	$10,727
03/23	$9,874	$11,074	$10,953
04/23	$9,851	$11,049	$10,910
05/23	$9,749	$10,953	$10,794
06/23	$9,802	$11,063	$10,851
07/23	$9,807	$11,107	$10,911
08/23	$9,638	$10,947	$10,775
09/23	$9,271	$10,626	$10,440
10/23	$9,082	$10,536	$10,378
11/23	$9,785	$11,204	$11,008
12/23	$10,077	$11,465	$11,220
01/24	$10,066	$11,406	$11,155
02/24	$10,081	$11,421	$11,180
03/24	$10,075	$11,421	$11,161
04/24	$9,915	$11,279	$11,029
05/24	$9,906	$11,246	$10,963
06/24	$10,159	$11,418	$11,142
07/24	$10,240	$11,523	$11,259
08/24	$10,317	$11,613	$11,346
09/24	$10,457	$11,728	$11,452
10/24	$10,269	$11,557	$11,282
11/24	$10,468	$11,757	$11,457
12/24	$10,269	$11,586	$11,300
01/25	$10,300	$11,644	$11,364
02/25	$10,429	$11,759	$11,483
03/25	$10,165	$11,560	$11,300
04/25	$10,059	$11,467	$11,217
05/25	$9,991	$11,474	$11,251
06/25	$10,060	$11,546	$11,310
07/25	$9,991	$11,522	$11,312
08/25	$10,077	$11,622	$11,407
09/25	$10,412	$11,892	$11,640
10/25	$10,562	$12,039	$11,762
11/25	$10,604	$12,067	$11,796
12/25	$10,615	$12,078	$11,823
01/26	$10,689	$12,191	$11,944
02/26	$10,842	$12,343	$12,064
03/26	$10,550	$12,056	$11,793
04/26	$10,695	$12,194	$11,922
05/26	$10,754	$12,240	$11,949
06/26	$10,840	$12,358	$12,039
07/26	$10,551	$12,129	$11,825
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.61	(1.13)	0.54
Class C (including sales charges)	4.61	(1.13)	0.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Columbia Minnesota Tax-Exempt Fund | Class C | ASR199-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Asset Categories

Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Class C | ASR199-04_(09/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional Class | CMNZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$58	0.56%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Columbia Minnesota Tax-Exempt Fund | Institutional Class | ASR199-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional Class ($11,648)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,010	$10,013	$10,005
09/16	$9,965	$9,964	$9,950
10/16	$9,904	$9,859	$9,867
11/16	$9,526	$9,491	$9,509
12/16	$9,625	$9,603	$9,619
01/17	$9,652	$9,666	$9,687
02/17	$9,730	$9,733	$9,772
03/17	$9,740	$9,754	$9,791
04/17	$9,802	$9,825	$9,859
05/17	$9,955	$9,981	$9,979
06/17	$9,943	$9,945	$9,939
07/17	$10,005	$10,026	$10,017
08/17	$10,068	$10,102	$10,069
09/17	$10,058	$10,051	$10,016
10/17	$10,067	$10,075	$10,035
11/17	$10,045	$10,021	$9,956
12/17	$10,146	$10,126	$10,055
01/18	$10,042	$10,007	$9,951
02/18	$9,992	$9,977	$9,927
03/18	$10,038	$10,014	$9,951
04/18	$10,008	$9,978	$9,923
05/18	$10,111	$10,092	$10,011
06/18	$10,119	$10,101	$10,021
07/18	$10,128	$10,125	$10,048
08/18	$10,137	$10,151	$10,060
09/18	$10,071	$10,086	$9,997
10/18	$9,987	$10,023	$9,948
11/18	$10,073	$10,134	$10,060
12/18	$10,199	$10,256	$10,193
01/19	$10,265	$10,333	$10,271
02/19	$10,309	$10,389	$10,324
03/19	$10,491	$10,553	$10,467
04/19	$10,538	$10,592	$10,488
05/19	$10,682	$10,738	$10,616
06/19	$10,728	$10,778	$10,661
07/19	$10,813	$10,865	$10,750
08/19	$10,996	$11,036	$10,898
09/19	$10,925	$10,948	$10,803
10/19	$10,932	$10,968	$10,824
11/19	$10,957	$10,995	$10,848
12/19	$10,982	$11,029	$10,872
01/20	$11,183	$11,227	$11,054
02/20	$11,344	$11,371	$11,169
03/20	$10,835	$10,959	$10,889
04/20	$10,542	$10,821	$10,775
05/20	$10,944	$11,166	$11,118
06/20	$11,068	$11,258	$11,157
07/20	$11,293	$11,447	$11,311
08/20	$11,237	$11,393	$11,255
09/20	$11,261	$11,396	$11,264
10/20	$11,235	$11,362	$11,238
11/20	$11,409	$11,533	$11,381
12/20	$11,491	$11,603	$11,429
01/21	$11,534	$11,677	$11,470
02/21	$11,373	$11,492	$11,314
03/21	$11,430	$11,563	$11,368
04/21	$11,528	$11,660	$11,456
05/21	$11,592	$11,694	$11,470
06/21	$11,634	$11,727	$11,490
07/21	$11,728	$11,824	$11,586
08/21	$11,689	$11,780	$11,539
09/21	$11,587	$11,695	$11,462
10/21	$11,568	$11,661	$11,420
11/21	$11,688	$11,760	$11,508
12/21	$11,704	$11,779	$11,526
01/22	$11,400	$11,457	$11,232
02/22	$11,326	$11,416	$11,201
03/22	$10,923	$11,046	$10,871
04/22	$10,540	$10,740	$10,603
05/22	$10,685	$10,900	$10,737
06/22	$10,354	$10,721	$10,588
07/22	$10,707	$11,005	$10,843
08/22	$10,375	$10,763	$10,640
09/22	$9,825	$10,350	$10,272
10/22	$9,730	$10,264	$10,185
11/22	$10,289	$10,744	$10,636
12/22	$10,297	$10,775	$10,677
01/23	$10,656	$11,085	$10,946
02/23	$10,349	$10,834	$10,727
03/23	$10,549	$11,074	$10,953
04/23	$10,528	$11,049	$10,910
05/23	$10,427	$10,953	$10,794
06/23	$10,493	$11,063	$10,851
07/23	$10,508	$11,107	$10,911
08/23	$10,335	$10,947	$10,775
09/23	$9,954	$10,626	$10,440
10/23	$9,760	$10,536	$10,378
11/23	$10,519	$11,204	$11,008
12/23	$10,842	$11,465	$11,220
01/24	$10,839	$11,406	$11,155
02/24	$10,869	$11,421	$11,180
03/24	$10,867	$11,421	$11,161
04/24	$10,709	$11,279	$11,029
05/24	$10,702	$11,246	$10,963
06/24	$10,984	$11,418	$11,142
07/24	$11,082	$11,523	$11,259
08/24	$11,175	$11,613	$11,346
09/24	$11,335	$11,728	$11,452
10/24	$11,141	$11,557	$11,282
11/24	$11,366	$11,757	$11,457
12/24	$11,165	$11,586	$11,300
01/25	$11,202	$11,644	$11,364
02/25	$11,357	$11,759	$11,483
03/25	$11,073	$11,560	$11,300
04/25	$10,967	$11,467	$11,217
05/25	$10,902	$11,474	$11,251
06/25	$10,986	$11,546	$11,310
07/25	$10,920	$11,522	$11,312
08/25	$11,023	$11,622	$11,407
09/25	$11,400	$11,892	$11,640
10/25	$11,579	$12,039	$11,762
11/25	$11,629	$12,067	$11,796
12/25	$11,657	$12,078	$11,823
01/26	$11,742	$12,191	$11,944
02/26	$11,920	$12,343	$12,064
03/26	$11,608	$12,056	$11,793
04/26	$11,778	$12,194	$11,922
05/26	$11,852	$12,240	$11,949
06/26	$11,957	$12,358	$12,039
07/26	$11,648	$12,129	$11,825
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.66	(0.14)	1.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Columbia Minnesota Tax-Exempt Fund | Institutional Class | ASR199-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Asset Categories

Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional Class | ASR199-08_(09/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional 2 Class | CADOX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$59	0.57%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Columbia Minnesota Tax-Exempt Fund | Institutional 2 Class | ASR199-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional 2 Class ($11,655)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,028	$10,013	$10,005
09/16	$9,983	$9,964	$9,950
10/16	$9,905	$9,859	$9,867
11/16	$9,543	$9,491	$9,509
12/16	$9,642	$9,603	$9,619
01/17	$9,669	$9,666	$9,687
02/17	$9,729	$9,733	$9,772
03/17	$9,757	$9,754	$9,791
04/17	$9,820	$9,825	$9,859
05/17	$9,973	$9,981	$9,979
06/17	$9,960	$9,945	$9,939
07/17	$10,003	$10,026	$10,017
08/17	$10,085	$10,102	$10,069
09/17	$10,056	$10,051	$10,016
10/17	$10,065	$10,075	$10,035
11/17	$10,061	$10,021	$9,956
12/17	$10,162	$10,126	$10,055
01/18	$10,039	$10,007	$9,951
02/18	$10,007	$9,977	$9,927
03/18	$10,053	$10,014	$9,951
04/18	$10,005	$9,978	$9,923
05/18	$10,126	$10,092	$10,011
06/18	$10,115	$10,101	$10,021
07/18	$10,124	$10,125	$10,048
08/18	$10,152	$10,151	$10,060
09/18	$10,086	$10,086	$9,997
10/18	$10,002	$10,023	$9,948
11/18	$10,088	$10,134	$10,060
12/18	$10,214	$10,256	$10,193
01/19	$10,261	$10,333	$10,271
02/19	$10,324	$10,389	$10,324
03/19	$10,506	$10,553	$10,467
04/19	$10,553	$10,592	$10,488
05/19	$10,697	$10,738	$10,616
06/19	$10,743	$10,778	$10,661
07/19	$10,828	$10,865	$10,750
08/19	$11,011	$11,036	$10,898
09/19	$10,940	$10,948	$10,803
10/19	$10,947	$10,968	$10,824
11/19	$10,953	$10,995	$10,848
12/19	$10,997	$11,029	$10,872
01/20	$11,198	$11,227	$11,054
02/20	$11,359	$11,371	$11,169
03/20	$10,829	$10,959	$10,889
04/20	$10,555	$10,821	$10,775
05/20	$10,938	$11,166	$11,118
06/20	$11,082	$11,258	$11,157
07/20	$11,287	$11,447	$11,311
08/20	$11,251	$11,393	$11,255
09/20	$11,270	$11,396	$11,264
10/20	$11,239	$11,362	$11,238
11/20	$11,414	$11,533	$11,381
12/20	$11,495	$11,603	$11,429
01/21	$11,538	$11,677	$11,470
02/21	$11,376	$11,492	$11,314
03/21	$11,434	$11,563	$11,368
04/21	$11,532	$11,660	$11,456
05/21	$11,601	$11,694	$11,470
06/21	$11,643	$11,727	$11,490
07/21	$11,737	$11,824	$11,586
08/21	$11,693	$11,780	$11,539
09/21	$11,595	$11,695	$11,462
10/21	$11,576	$11,661	$11,420
11/21	$11,691	$11,760	$11,508
12/21	$11,713	$11,779	$11,526
01/22	$11,408	$11,457	$11,232
02/22	$11,329	$11,416	$11,201
03/22	$10,925	$11,046	$10,871
04/22	$10,541	$10,740	$10,603
05/22	$10,692	$10,900	$10,737
06/22	$10,356	$10,721	$10,588
07/22	$10,709	$11,005	$10,843
08/22	$10,382	$10,763	$10,640
09/22	$9,831	$10,350	$10,272
10/22	$9,731	$10,264	$10,185
11/22	$10,296	$10,744	$10,636
12/22	$10,304	$10,775	$10,677
01/23	$10,663	$11,085	$10,946
02/23	$10,350	$10,834	$10,727
03/23	$10,556	$11,074	$10,953
04/23	$10,535	$11,049	$10,910
05/23	$10,434	$10,953	$10,794
06/23	$10,500	$11,063	$10,851
07/23	$10,514	$11,107	$10,911
08/23	$10,342	$10,947	$10,775
09/23	$9,960	$10,626	$10,440
10/23	$9,765	$10,536	$10,378
11/23	$10,526	$11,204	$11,008
12/23	$10,849	$11,465	$11,220
01/24	$10,846	$11,406	$11,155
02/24	$10,870	$11,421	$11,180
03/24	$10,874	$11,421	$11,161
04/24	$10,710	$11,279	$11,029
05/24	$10,708	$11,246	$10,963
06/24	$10,991	$11,418	$11,142
07/24	$11,089	$11,523	$11,259
08/24	$11,182	$11,613	$11,346
09/24	$11,342	$11,728	$11,452
10/24	$11,148	$11,557	$11,282
11/24	$11,373	$11,757	$11,457
12/24	$11,172	$11,586	$11,300
01/25	$11,209	$11,644	$11,364
02/25	$11,364	$11,759	$11,483
03/25	$11,080	$11,560	$11,300
04/25	$10,974	$11,467	$11,217
05/25	$10,909	$11,474	$11,251
06/25	$10,993	$11,546	$11,310
07/25	$10,927	$11,522	$11,312
08/25	$11,030	$11,622	$11,407
09/25	$11,407	$11,892	$11,640
10/25	$11,586	$12,039	$11,762
11/25	$11,636	$12,067	$11,796
12/25	$11,658	$12,078	$11,823
01/26	$11,750	$12,191	$11,944
02/26	$11,927	$12,343	$12,064
03/26	$11,615	$12,056	$11,793
04/26	$11,785	$12,194	$11,922
05/26	$11,860	$12,240	$11,949
06/26	$11,965	$12,358	$12,039
07/26	$11,655	$12,129	$11,825
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.66	(0.14)	1.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Columbia Minnesota Tax-Exempt Fund | Institutional 2 Class | ASR199-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Asset Categories

Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional 2 Class | ASR199-15_(09/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional 3 Class | CMNYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	0.52%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Columbia Minnesota Tax-Exempt Fund | Institutional 3 Class | ASR199-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional 3 Class ($11,674)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,026	$10,013	$10,005
09/16	$9,979	$9,964	$9,950
10/16	$9,898	$9,859	$9,867
11/16	$9,536	$9,491	$9,509
12/16	$9,615	$9,603	$9,619
01/17	$9,658	$9,666	$9,687
02/17	$9,716	$9,733	$9,772
03/17	$9,725	$9,754	$9,791
04/17	$9,788	$9,825	$9,859
05/17	$9,940	$9,981	$9,979
06/17	$9,929	$9,945	$9,939
07/17	$9,990	$10,026	$10,017
08/17	$10,071	$10,102	$10,069
09/17	$10,043	$10,051	$10,016
10/17	$10,053	$10,075	$10,035
11/17	$10,031	$10,021	$9,956
12/17	$10,132	$10,126	$10,055
01/18	$10,011	$10,007	$9,951
02/18	$9,980	$9,977	$9,927
03/18	$10,026	$10,014	$9,951
04/18	$9,978	$9,978	$9,923
05/18	$10,100	$10,092	$10,011
06/18	$10,108	$10,101	$10,021
07/18	$10,117	$10,125	$10,048
08/18	$10,127	$10,151	$10,060
09/18	$10,061	$10,086	$9,997
10/18	$9,978	$10,023	$9,948
11/18	$10,064	$10,134	$10,060
12/18	$10,190	$10,256	$10,193
01/19	$10,257	$10,333	$10,271
02/19	$10,301	$10,389	$10,324
03/19	$10,483	$10,553	$10,467
04/19	$10,530	$10,592	$10,488
05/19	$10,674	$10,738	$10,616
06/19	$10,720	$10,778	$10,661
07/19	$10,806	$10,865	$10,750
08/19	$10,989	$11,036	$10,898
09/19	$10,918	$10,948	$10,803
10/19	$10,926	$10,968	$10,824
11/19	$10,932	$10,995	$10,848
12/19	$10,977	$11,029	$10,872
01/20	$11,178	$11,227	$11,054
02/20	$11,338	$11,371	$11,169
03/20	$10,811	$10,959	$10,889
04/20	$10,539	$10,821	$10,775
05/20	$10,941	$11,166	$11,118
06/20	$11,065	$11,258	$11,157
07/20	$11,269	$11,447	$11,311
08/20	$11,234	$11,393	$11,255
09/20	$11,253	$11,396	$11,264
10/20	$11,228	$11,362	$11,238
11/20	$11,403	$11,533	$11,381
12/20	$11,484	$11,603	$11,429
01/21	$11,528	$11,677	$11,470
02/21	$11,367	$11,492	$11,314
03/21	$11,425	$11,563	$11,368
04/21	$11,524	$11,660	$11,456
05/21	$11,587	$11,694	$11,470
06/21	$11,630	$11,727	$11,490
07/21	$11,730	$11,824	$11,586
08/21	$11,686	$11,780	$11,539
09/21	$11,589	$11,695	$11,462
10/21	$11,571	$11,661	$11,420
11/21	$11,686	$11,760	$11,508
12/21	$11,703	$11,779	$11,526
01/22	$11,404	$11,457	$11,232
02/22	$11,326	$11,416	$11,201
03/22	$10,923	$11,046	$10,871
04/22	$10,541	$10,740	$10,603
05/22	$10,688	$10,900	$10,737
06/22	$10,352	$10,721	$10,588
07/22	$10,705	$11,005	$10,843
08/22	$10,379	$10,763	$10,640
09/22	$9,830	$10,350	$10,272
10/22	$9,730	$10,264	$10,185
11/22	$10,295	$10,744	$10,636
12/22	$10,303	$10,775	$10,677
01/23	$10,661	$11,085	$10,946
02/23	$10,355	$10,834	$10,727
03/23	$10,556	$11,074	$10,953
04/23	$10,535	$11,049	$10,910
05/23	$10,435	$10,953	$10,794
06/23	$10,501	$11,063	$10,851
07/23	$10,516	$11,107	$10,911
08/23	$10,344	$10,947	$10,775
09/23	$9,959	$10,626	$10,440
10/23	$9,765	$10,536	$10,378
11/23	$10,530	$11,204	$11,008
12/23	$10,853	$11,465	$11,220
01/24	$10,851	$11,406	$11,155
02/24	$10,875	$11,421	$11,180
03/24	$10,879	$11,421	$11,161
04/24	$10,716	$11,279	$11,029
05/24	$10,715	$11,246	$10,963
06/24	$10,998	$11,418	$11,142
07/24	$11,096	$11,523	$11,259
08/24	$11,189	$11,613	$11,346
09/24	$11,350	$11,728	$11,452
10/24	$11,157	$11,557	$11,282
11/24	$11,382	$11,757	$11,457
12/24	$11,181	$11,586	$11,300
01/25	$11,219	$11,644	$11,364
02/25	$11,374	$11,759	$11,483
03/25	$11,091	$11,560	$11,300
04/25	$10,986	$11,467	$11,217
05/25	$10,921	$11,474	$11,251
06/25	$11,005	$11,546	$11,310
07/25	$10,940	$11,522	$11,312
08/25	$11,043	$11,622	$11,407
09/25	$11,421	$11,892	$11,640
10/25	$11,601	$12,039	$11,762
11/25	$11,651	$12,067	$11,796
12/25	$11,673	$12,078	$11,823
01/26	$11,766	$12,191	$11,944
02/26	$11,943	$12,343	$12,064
03/26	$11,632	$12,056	$11,793
04/26	$11,802	$12,194	$11,922
05/26	$11,877	$12,240	$11,949
06/26	$11,983	$12,358	$12,039
07/26	$11,674	$12,129	$11,825
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	6.71	(0.09)	1.56
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Columbia Minnesota Tax-Exempt Fund | Institutional 3 Class | ASR199-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Asset Categories

Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional 3 Class | ASR199-17_(09/26) |

Columbia Select Short Corporate Income Fund

Class A | ALDAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Columbia Select Short Corporate Income Fund | Class A | ASR183-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Short Corporate Income Fund Class A (including sales charges) ($12,599)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$9,899	$10,000	$10,000
08/16	$9,955	$9,989	$10,002
09/16	$9,976	$9,983	$10,012
10/16	$9,988	$9,906	$10,008
11/16	$9,918	$9,672	$9,914
12/16	$9,949	$9,686	$9,931
01/17	$9,992	$9,705	$9,970
02/17	$10,013	$9,770	$10,018
03/17	$10,014	$9,765	$10,024
04/17	$10,047	$9,840	$10,074
05/17	$10,079	$9,916	$10,117
06/17	$10,072	$9,906	$10,117
07/17	$10,125	$9,949	$10,172
08/17	$10,149	$10,038	$10,204
09/17	$10,142	$9,990	$10,194
10/17	$10,156	$9,996	$10,205
11/17	$10,119	$9,983	$10,172
12/17	$10,123	$10,029	$10,185
01/18	$10,084	$9,913	$10,140
02/18	$10,045	$9,819	$10,100
03/18	$10,038	$9,882	$10,104
04/18	$10,021	$9,809	$10,095
05/18	$10,068	$9,879	$10,141
06/18	$10,042	$9,867	$10,132
07/18	$10,070	$9,869	$10,159
08/18	$10,119	$9,932	$10,213
09/18	$10,107	$9,868	$10,204
10/18	$10,085	$9,790	$10,194
11/18	$10,065	$9,849	$10,196
12/18	$10,119	$10,030	$10,282
01/19	$10,246	$10,136	$10,400
02/19	$10,290	$10,131	$10,439
03/19	$10,396	$10,325	$10,550
04/19	$10,461	$10,328	$10,586
05/19	$10,513	$10,511	$10,662
06/19	$10,629	$10,643	$10,771
07/19	$10,649	$10,666	$10,779
08/19	$10,732	$10,943	$10,895
09/19	$10,730	$10,885	$10,897
10/19	$10,781	$10,917	$10,951
11/19	$10,789	$10,912	$10,956
12/19	$10,849	$10,904	$11,000
01/20	$10,942	$11,114	$11,097
02/20	$11,014	$11,314	$11,181
03/20	$10,436	$11,247	$10,759
04/20	$10,885	$11,447	$11,078
05/20	$11,043	$11,501	$11,243
06/20	$11,178	$11,573	$11,361
07/20	$11,298	$11,746	$11,452
08/20	$11,310	$11,651	$11,479
09/20	$11,278	$11,645	$11,465
10/20	$11,300	$11,593	$11,486
11/20	$11,386	$11,707	$11,550
12/20	$11,439	$11,723	$11,595
01/21	$11,437	$11,639	$11,590
02/21	$11,401	$11,471	$11,563
03/21	$11,365	$11,327	$11,527
04/21	$11,405	$11,417	$11,578
05/21	$11,446	$11,454	$11,621
06/21	$11,431	$11,535	$11,607
07/21	$11,459	$11,664	$11,648
08/21	$11,455	$11,641	$11,641
09/21	$11,429	$11,541	$11,619
10/21	$11,369	$11,537	$11,559
11/21	$11,332	$11,572	$11,533
12/21	$11,338	$11,542	$11,541
01/22	$11,178	$11,293	$11,401
02/22	$11,075	$11,167	$11,313
03/22	$10,894	$10,857	$11,110
04/22	$10,681	$10,445	$10,954
05/22	$10,782	$10,512	$11,043
06/22	$10,574	$10,347	$10,894
07/22	$10,770	$10,600	$11,059
08/22	$10,621	$10,301	$10,921
09/22	$10,385	$9,856	$10,683
10/22	$10,395	$9,728	$10,650
11/22	$10,611	$10,086	$10,877
12/22	$10,615	$10,040	$10,892
01/23	$10,807	$10,349	$11,064
02/23	$10,671	$10,082	$10,931
03/23	$10,875	$10,338	$11,075
04/23	$10,921	$10,400	$11,152
05/23	$10,866	$10,287	$11,107
06/23	$10,845	$10,250	$11,082
07/23	$10,905	$10,243	$11,156
08/23	$10,921	$10,178	$11,168
09/23	$10,859	$9,919	$11,110
10/23	$10,856	$9,763	$11,100
11/23	$11,108	$10,205	$11,355
12/23	$11,305	$10,595	$11,567
01/24	$11,361	$10,566	$11,612
02/24	$11,288	$10,417	$11,556
03/24	$11,367	$10,513	$11,636
04/24	$11,295	$10,248	$11,560
05/24	$11,399	$10,421	$11,680
06/24	$11,469	$10,520	$11,748
07/24	$11,633	$10,766	$11,931
08/24	$11,763	$10,920	$12,063
09/24	$11,881	$11,067	$12,188
10/24	$11,774	$10,792	$12,079
11/24	$11,834	$10,906	$12,155
12/24	$11,822	$10,728	$12,139
01/25	$11,882	$10,785	$12,210
02/25	$11,980	$11,022	$12,326
03/25	$12,029	$11,026	$12,377
04/25	$12,092	$11,070	$12,461
05/25	$12,106	$10,990	$12,483
06/25	$12,220	$11,159	$12,600
07/25	$12,236	$11,130	$12,613
08/25	$12,350	$11,263	$12,749
09/25	$12,415	$11,386	$12,804
10/25	$12,455	$11,457	$12,849
11/25	$12,508	$11,528	$12,922
12/25	$12,548	$11,511	$12,966
01/26	$12,587	$11,523	$13,010
02/26	$12,652	$11,712	$13,094
03/26	$12,541	$11,506	$12,977
04/26	$12,580	$11,519	$13,031
05/26	$12,607	$11,554	$13,068
06/26	$12,621	$11,582	$13,086
07/26	$12,599	$11,431	$13,069
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	2.97	1.91	2.44
Class A (including sales charges)	1.94	1.70	2.34
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Columbia Select Short Corporate Income Fund | Class A | ASR183-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Class A | ASR183-01_(09/26) |

Columbia Select Short Corporate Income Fund

Class C | RDCLX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$146	1.44%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Columbia Select Short Corporate Income Fund | Class C | ASR183-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Short Corporate Income Fund Class C (including sales charges) ($11,796)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,040	$9,989	$10,002
09/16	$10,055	$9,983	$10,012
10/16	$10,061	$9,906	$10,008
11/16	$9,994	$9,672	$9,914
12/16	$10,019	$9,686	$9,931
01/17	$10,045	$9,705	$9,970
02/17	$10,072	$9,770	$10,018
03/17	$10,067	$9,765	$10,024
04/17	$10,093	$9,840	$10,074
05/17	$10,119	$9,916	$10,117
06/17	$10,105	$9,906	$10,117
07/17	$10,153	$9,949	$10,172
08/17	$10,160	$10,038	$10,204
09/17	$10,146	$9,990	$10,194
10/17	$10,154	$9,996	$10,205
11/17	$10,110	$9,983	$10,172
12/17	$10,118	$10,029	$10,185
01/18	$10,073	$9,913	$10,140
02/18	$10,029	$9,819	$10,100
03/18	$10,015	$9,882	$10,104
04/18	$9,992	$9,809	$10,095
05/18	$10,022	$9,879	$10,141
06/18	$10,000	$9,867	$10,132
07/18	$10,022	$9,869	$10,159
08/18	$10,054	$9,932	$10,213
09/18	$10,046	$9,868	$10,204
10/18	$10,018	$9,790	$10,194
11/18	$9,992	$9,849	$10,196
12/18	$10,028	$10,030	$10,282
01/19	$10,148	$10,136	$10,400
02/19	$10,185	$10,131	$10,439
03/19	$10,285	$10,325	$10,550
04/19	$10,352	$10,328	$10,586
05/19	$10,398	$10,511	$10,662
06/19	$10,506	$10,643	$10,771
07/19	$10,519	$10,666	$10,779
08/19	$10,595	$10,943	$10,895
09/19	$10,586	$10,885	$10,897
10/19	$10,629	$10,917	$10,951
11/19	$10,630	$10,912	$10,956
12/19	$10,683	$10,904	$11,000
01/20	$10,768	$11,114	$11,097
02/20	$10,821	$11,314	$11,181
03/20	$10,246	$11,247	$10,759
04/20	$10,692	$11,447	$11,078
05/20	$10,840	$11,501	$11,243
06/20	$10,966	$11,573	$11,361
07/20	$11,077	$11,746	$11,452
08/20	$11,081	$11,651	$11,479
09/20	$11,044	$11,645	$11,465
10/20	$11,058	$11,593	$11,486
11/20	$11,136	$11,707	$11,550
12/20	$11,169	$11,723	$11,595
01/21	$11,160	$11,639	$11,590
02/21	$11,129	$11,471	$11,563
03/21	$11,087	$11,327	$11,527
04/21	$11,119	$11,417	$11,578
05/21	$11,141	$11,454	$11,621
06/21	$11,130	$11,535	$11,607
07/21	$11,152	$11,664	$11,648
08/21	$11,130	$11,641	$11,641
09/21	$11,109	$11,541	$11,619
10/21	$11,034	$11,537	$11,559
11/21	$10,991	$11,572	$11,533
12/21	$10,990	$11,542	$11,541
01/22	$10,828	$11,293	$11,401
02/22	$10,732	$11,167	$11,313
03/22	$10,538	$10,857	$11,110
04/22	$10,335	$10,445	$10,954
05/22	$10,426	$10,512	$11,043
06/22	$10,219	$10,347	$10,894
07/22	$10,401	$10,600	$11,059
08/22	$10,251	$10,301	$10,921
09/22	$10,016	$9,856	$10,683
10/22	$10,020	$9,728	$10,650
11/22	$10,211	$10,086	$10,877
12/22	$10,220	$10,040	$10,892
01/23	$10,397	$10,349	$11,064
02/23	$10,261	$10,082	$10,931
03/23	$10,450	$10,338	$11,075
04/23	$10,488	$10,400	$11,152
05/23	$10,428	$10,287	$11,107
06/23	$10,402	$10,250	$11,082
07/23	$10,453	$10,243	$11,156
08/23	$10,462	$10,178	$11,168
09/23	$10,396	$9,919	$11,110
10/23	$10,387	$9,763	$11,100
11/23	$10,621	$10,205	$11,355
12/23	$10,803	$10,595	$11,567
01/24	$10,849	$10,566	$11,612
02/24	$10,773	$10,417	$11,556
03/24	$10,842	$10,513	$11,636
04/24	$10,766	$10,248	$11,560
05/24	$10,859	$10,421	$11,680
06/24	$10,918	$10,520	$11,748
07/24	$11,068	$10,766	$11,931
08/24	$11,184	$10,920	$12,063
09/24	$11,289	$11,067	$12,188
10/24	$11,180	$10,792	$12,079
11/24	$11,230	$10,906	$12,155
12/24	$11,211	$10,728	$12,139
01/25	$11,262	$10,785	$12,210
02/25	$11,348	$11,022	$12,326
03/25	$11,388	$11,026	$12,377
04/25	$11,440	$11,070	$12,461
05/25	$11,446	$10,990	$12,483
06/25	$11,546	$11,159	$12,600
07/25	$11,554	$11,130	$12,613
08/25	$11,655	$11,263	$12,749
09/25	$11,709	$11,386	$12,804
10/25	$11,739	$11,457	$12,849
11/25	$11,781	$11,528	$12,922
12/25	$11,800	$11,511	$12,966
01/26	$11,841	$11,523	$13,010
02/26	$11,895	$11,712	$13,094
03/26	$11,784	$11,506	$12,977
04/26	$11,812	$11,519	$13,031
05/26	$11,831	$11,554	$13,068
06/26	$11,836	$11,582	$13,086
07/26	$11,796	$11,431	$13,069
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	2.09	1.13	1.67
Class C (including sales charges)	1.10	1.13	1.67
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Columbia Select Short Corporate Income Fund | Class C | ASR183-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Class C | ASR183-04_(09/26) |

Columbia Select Short Corporate Income Fund

Institutional Class | CLDZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Columbia Select Short Corporate Income Fund | Institutional Class | ASR183-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Short Corporate Income Fund Institutional Class ($13,049)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,058	$9,989	$10,002
09/16	$10,082	$9,983	$10,012
10/16	$10,096	$9,906	$10,008
11/16	$10,038	$9,672	$9,914
12/16	$10,062	$9,686	$9,931
01/17	$10,106	$9,705	$9,970
02/17	$10,130	$9,770	$10,018
03/17	$10,144	$9,765	$10,024
04/17	$10,179	$9,840	$10,074
05/17	$10,214	$9,916	$10,117
06/17	$10,209	$9,906	$10,117
07/17	$10,265	$9,949	$10,172
08/17	$10,281	$10,038	$10,204
09/17	$10,276	$9,990	$10,194
10/17	$10,292	$9,996	$10,205
11/17	$10,256	$9,983	$10,172
12/17	$10,273	$10,029	$10,185
01/18	$10,236	$9,913	$10,140
02/18	$10,199	$9,819	$10,100
03/18	$10,194	$9,882	$10,104
04/18	$10,179	$9,809	$10,095
05/18	$10,218	$9,879	$10,141
06/18	$10,204	$9,867	$10,132
07/18	$10,235	$9,869	$10,159
08/18	$10,276	$9,932	$10,213
09/18	$10,277	$9,868	$10,204
10/18	$10,257	$9,790	$10,194
11/18	$10,239	$9,849	$10,196
12/18	$10,285	$10,030	$10,282
01/19	$10,416	$10,136	$10,400
02/19	$10,462	$10,131	$10,439
03/19	$10,573	$10,325	$10,550
04/19	$10,652	$10,328	$10,586
05/19	$10,707	$10,511	$10,662
06/19	$10,828	$10,643	$10,771
07/19	$10,850	$10,666	$10,779
08/19	$10,937	$10,943	$10,895
09/19	$10,937	$10,885	$10,897
10/19	$10,991	$10,917	$10,951
11/19	$11,001	$10,912	$10,956
12/19	$11,065	$10,904	$11,000
01/20	$11,163	$11,114	$11,097
02/20	$11,226	$11,314	$11,181
03/20	$10,640	$11,247	$10,759
04/20	$11,112	$11,447	$11,078
05/20	$11,275	$11,501	$11,243
06/20	$11,415	$11,573	$11,361
07/20	$11,539	$11,746	$11,452
08/20	$11,554	$11,651	$11,479
09/20	$11,524	$11,645	$11,465
10/20	$11,549	$11,593	$11,486
11/20	$11,639	$11,707	$11,550
12/20	$11,696	$11,723	$11,595
01/21	$11,685	$11,639	$11,590
02/21	$11,662	$11,471	$11,563
03/21	$11,627	$11,327	$11,527
04/21	$11,671	$11,417	$11,578
05/21	$11,703	$11,454	$11,621
06/21	$11,702	$11,535	$11,607
07/21	$11,734	$11,664	$11,648
08/21	$11,732	$11,641	$11,641
09/21	$11,707	$11,541	$11,619
10/21	$11,649	$11,537	$11,559
11/21	$11,602	$11,572	$11,533
12/21	$11,621	$11,542	$11,541
01/22	$11,449	$11,293	$11,401
02/22	$11,357	$11,167	$11,313
03/22	$11,163	$10,857	$11,110
04/22	$10,958	$10,445	$10,954
05/22	$11,064	$10,512	$11,043
06/22	$10,853	$10,347	$10,894
07/22	$11,056	$10,600	$11,059
08/22	$10,895	$10,301	$10,921
09/22	$10,665	$9,856	$10,683
10/22	$10,679	$9,728	$10,650
11/22	$10,891	$10,086	$10,877
12/22	$10,909	$10,040	$10,892
01/23	$11,108	$10,349	$11,064
02/23	$10,970	$10,082	$10,931
03/23	$11,182	$10,338	$11,075
04/23	$11,232	$10,400	$11,152
05/23	$11,166	$10,287	$11,107
06/23	$11,159	$10,250	$11,082
07/23	$11,223	$10,243	$11,156
08/23	$11,242	$10,178	$11,168
09/23	$11,180	$9,919	$11,110
10/23	$11,180	$9,763	$11,100
11/23	$11,441	$10,205	$11,355
12/23	$11,646	$10,595	$11,567
01/24	$11,694	$10,566	$11,612
02/24	$11,634	$10,417	$11,556
03/24	$11,705	$10,513	$11,636
04/24	$11,633	$10,248	$11,560
05/24	$11,755	$10,421	$11,680
06/24	$11,830	$10,520	$11,748
07/24	$12,002	$10,766	$11,931
08/24	$12,125	$10,920	$12,063
09/24	$12,262	$11,067	$12,188
10/24	$12,142	$10,792	$12,079
11/24	$12,218	$10,906	$12,155
12/24	$12,209	$10,728	$12,139
01/25	$12,274	$10,785	$12,210
02/25	$12,377	$11,022	$12,326
03/25	$12,418	$11,026	$12,377
04/25	$12,498	$11,070	$12,461
05/25	$12,515	$10,990	$12,483
06/25	$12,635	$11,159	$12,600
07/25	$12,655	$11,130	$12,613
08/25	$12,776	$11,263	$12,749
09/25	$12,845	$11,386	$12,804
10/25	$12,889	$11,457	$12,849
11/25	$12,946	$11,528	$12,922
12/25	$12,978	$11,511	$12,966
01/26	$13,021	$11,523	$13,010
02/26	$13,104	$11,712	$13,094
03/26	$12,992	$11,506	$12,977
04/26	$13,035	$11,519	$13,031
05/26	$13,066	$11,554	$13,068
06/26	$13,083	$11,582	$13,086
07/26	$13,049	$11,431	$13,069
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	3.12	2.15	2.70
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Columbia Select Short Corporate Income Fund | Institutional Class | ASR183-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional Class | ASR183-08_(09/26) |

Columbia Select Short Corporate Income Fund

Institutional 2 Class | CTLRX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.38%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Columbia Select Short Corporate Income Fund | Institutional 2 Class | ASR183-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Short Corporate Income Fund Institutional 2 Class ($13,102)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,059	$9,989	$10,002
09/16	$10,073	$9,983	$10,012
10/16	$10,088	$9,906	$10,008
11/16	$10,030	$9,672	$9,914
12/16	$10,064	$9,686	$9,931
01/17	$10,099	$9,705	$9,970
02/17	$10,133	$9,770	$10,018
03/17	$10,137	$9,765	$10,024
04/17	$10,172	$9,840	$10,074
05/17	$10,208	$9,916	$10,117
06/17	$10,202	$9,906	$10,117
07/17	$10,259	$9,949	$10,172
08/17	$10,285	$10,038	$10,204
09/17	$10,270	$9,990	$10,194
10/17	$10,287	$9,996	$10,205
11/17	$10,262	$9,983	$10,172
12/17	$10,269	$10,029	$10,185
01/18	$10,232	$9,913	$10,140
02/18	$10,195	$9,819	$10,100
03/18	$10,191	$9,882	$10,104
04/18	$10,176	$9,809	$10,095
05/18	$10,215	$9,879	$10,141
06/18	$10,202	$9,867	$10,132
07/18	$10,233	$9,869	$10,159
08/18	$10,275	$9,932	$10,213
09/18	$10,276	$9,868	$10,204
10/18	$10,257	$9,790	$10,194
11/18	$10,239	$9,849	$10,196
12/18	$10,286	$10,030	$10,282
01/19	$10,418	$10,136	$10,400
02/19	$10,464	$10,131	$10,439
03/19	$10,576	$10,325	$10,550
04/19	$10,655	$10,328	$10,586
05/19	$10,711	$10,511	$10,662
06/19	$10,832	$10,643	$10,771
07/19	$10,855	$10,666	$10,779
08/19	$10,943	$10,943	$10,895
09/19	$10,943	$10,885	$10,897
10/19	$10,998	$10,917	$10,951
11/19	$11,008	$10,912	$10,956
12/19	$11,073	$10,904	$11,000
01/20	$11,171	$11,114	$11,097
02/20	$11,235	$11,314	$11,181
03/20	$10,649	$11,247	$10,759
04/20	$11,121	$11,447	$11,078
05/20	$11,285	$11,501	$11,243
06/20	$11,425	$11,573	$11,361
07/20	$11,551	$11,746	$11,452
08/20	$11,566	$11,651	$11,479
09/20	$11,537	$11,645	$11,465
10/20	$11,562	$11,593	$11,486
11/20	$11,653	$11,707	$11,550
12/20	$11,710	$11,723	$11,595
01/21	$11,710	$11,639	$11,590
02/21	$11,677	$11,471	$11,563
03/21	$11,642	$11,327	$11,527
04/21	$11,687	$11,417	$11,578
05/21	$11,720	$11,454	$11,621
06/21	$11,718	$11,535	$11,607
07/21	$11,751	$11,664	$11,648
08/21	$11,749	$11,641	$11,641
09/21	$11,725	$11,541	$11,619
10/21	$11,668	$11,537	$11,559
11/21	$11,632	$11,572	$11,533
12/21	$11,641	$11,542	$11,541
01/22	$11,480	$11,293	$11,401
02/22	$11,377	$11,167	$11,313
03/22	$11,183	$10,857	$11,110
04/22	$10,978	$10,445	$10,954
05/22	$11,084	$10,512	$11,043
06/22	$10,874	$10,347	$10,894
07/22	$11,077	$10,600	$11,059
08/22	$10,916	$10,301	$10,921
09/22	$10,687	$9,856	$10,683
10/22	$10,701	$9,728	$10,650
11/22	$10,914	$10,086	$10,877
12/22	$10,932	$10,040	$10,892
01/23	$11,132	$10,349	$11,064
02/23	$10,995	$10,082	$10,931
03/23	$11,207	$10,338	$11,075
04/23	$11,258	$10,400	$11,152
05/23	$11,204	$10,287	$11,107
06/23	$11,185	$10,250	$11,082
07/23	$11,250	$10,243	$11,156
08/23	$11,270	$10,178	$11,168
09/23	$11,208	$9,919	$11,110
10/23	$11,208	$9,763	$11,100
11/23	$11,471	$10,205	$11,355
12/23	$11,677	$10,595	$11,567
01/24	$11,725	$10,566	$11,612
02/24	$11,665	$10,417	$11,556
03/24	$11,750	$10,513	$11,636
04/24	$11,678	$10,248	$11,560
05/24	$11,789	$10,421	$11,680
06/24	$11,864	$10,520	$11,748
07/24	$12,037	$10,766	$11,931
08/24	$12,173	$10,920	$12,063
09/24	$12,299	$11,067	$12,188
10/24	$12,191	$10,792	$12,079
11/24	$12,256	$10,906	$12,155
12/24	$12,247	$10,728	$12,139
01/25	$12,313	$10,785	$12,210
02/25	$12,417	$11,022	$12,326
03/25	$12,471	$11,026	$12,377
04/25	$12,539	$11,070	$12,461
05/25	$12,557	$10,990	$12,483
06/25	$12,678	$11,159	$12,600
07/25	$12,698	$11,130	$12,613
08/25	$12,820	$11,263	$12,749
09/25	$12,890	$11,386	$12,804
10/25	$12,935	$11,457	$12,849
11/25	$12,993	$11,528	$12,922
12/25	$13,038	$11,511	$12,966
01/26	$13,083	$11,523	$13,010
02/26	$13,153	$11,712	$13,094
03/26	$13,041	$11,506	$12,977
04/26	$13,085	$11,519	$13,031
05/26	$13,117	$11,554	$13,068
06/26	$13,135	$11,582	$13,086
07/26	$13,102	$11,431	$13,069
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	3.18	2.20	2.74
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Columbia Select Short Corporate Income Fund | Institutional 2 Class | ASR183-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional 2 Class | ASR183-15_(09/26) |

Columbia Select Short Corporate Income Fund

Institutional 3 Class | CLDYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.33%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Columbia Select Short Corporate Income Fund | Institutional 3 Class | ASR183-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Short Corporate Income Fund Institutional 3 Class ($13,180)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,059	$9,989	$10,002
09/16	$10,084	$9,983	$10,012
10/16	$10,099	$9,906	$10,008
11/16	$10,042	$9,672	$9,914
12/16	$10,066	$9,686	$9,931
01/17	$10,112	$9,705	$9,970
02/17	$10,136	$9,770	$10,018
03/17	$10,151	$9,765	$10,024
04/17	$10,186	$9,840	$10,074
05/17	$10,222	$9,916	$10,117
06/17	$10,217	$9,906	$10,117
07/17	$10,275	$9,949	$10,172
08/17	$10,301	$10,038	$10,204
09/17	$10,286	$9,990	$10,194
10/17	$10,303	$9,996	$10,205
11/17	$10,279	$9,983	$10,172
12/17	$10,287	$10,029	$10,185
01/18	$10,250	$9,913	$10,140
02/18	$10,214	$9,819	$10,100
03/18	$10,209	$9,882	$10,104
04/18	$10,196	$9,809	$10,095
05/18	$10,235	$9,879	$10,141
06/18	$10,223	$9,867	$10,132
07/18	$10,254	$9,869	$10,159
08/18	$10,297	$9,932	$10,213
09/18	$10,298	$9,868	$10,204
10/18	$10,279	$9,790	$10,194
11/18	$10,262	$9,849	$10,196
12/18	$10,309	$10,030	$10,282
01/19	$10,442	$10,136	$10,400
02/19	$10,489	$10,131	$10,439
03/19	$10,601	$10,325	$10,550
04/19	$10,680	$10,328	$10,586
05/19	$10,737	$10,511	$10,662
06/19	$10,859	$10,643	$10,771
07/19	$10,882	$10,666	$10,779
08/19	$10,971	$10,943	$10,895
09/19	$10,972	$10,885	$10,897
10/19	$11,027	$10,917	$10,951
11/19	$11,038	$10,912	$10,956
12/19	$11,103	$10,904	$11,000
01/20	$11,202	$11,114	$11,097
02/20	$11,267	$11,314	$11,181
03/20	$10,679	$11,247	$10,759
04/20	$11,154	$11,447	$11,078
05/20	$11,319	$11,501	$11,243
06/20	$11,460	$11,573	$11,361
07/20	$11,586	$11,746	$11,452
08/20	$11,602	$11,651	$11,479
09/20	$11,573	$11,645	$11,465
10/20	$11,587	$11,593	$11,486
11/20	$11,679	$11,707	$11,550
12/20	$11,748	$11,723	$11,595
01/21	$11,749	$11,639	$11,590
02/21	$11,715	$11,471	$11,563
03/21	$11,681	$11,327	$11,527
04/21	$11,726	$11,417	$11,578
05/21	$11,760	$11,454	$11,621
06/21	$11,759	$11,535	$11,607
07/21	$11,792	$11,664	$11,648
08/21	$11,791	$11,641	$11,641
09/21	$11,767	$11,541	$11,619
10/21	$11,710	$11,537	$11,559
11/21	$11,674	$11,572	$11,533
12/21	$11,684	$11,542	$11,541
01/22	$11,523	$11,293	$11,401
02/22	$11,420	$11,167	$11,313
03/22	$11,226	$10,857	$11,110
04/22	$11,020	$10,445	$10,954
05/22	$11,127	$10,512	$11,043
06/22	$10,916	$10,347	$10,894
07/22	$11,121	$10,600	$11,059
08/22	$10,960	$10,301	$10,921
09/22	$10,730	$9,856	$10,683
10/22	$10,744	$9,728	$10,650
11/22	$10,958	$10,086	$10,877
12/22	$10,978	$10,040	$10,892
01/23	$11,179	$10,349	$11,064
02/23	$11,041	$10,082	$10,931
03/23	$11,255	$10,338	$11,075
04/23	$11,306	$10,400	$11,152
05/23	$11,253	$10,287	$11,107
06/23	$11,235	$10,250	$11,082
07/23	$11,300	$10,243	$11,156
08/23	$11,320	$10,178	$11,168
09/23	$11,259	$9,919	$11,110
10/23	$11,260	$9,763	$11,100
11/23	$11,524	$10,205	$11,355
12/23	$11,731	$10,595	$11,567
01/24	$11,781	$10,566	$11,612
02/24	$11,721	$10,417	$11,556
03/24	$11,794	$10,513	$11,636
04/24	$11,722	$10,248	$11,560
05/24	$11,846	$10,421	$11,680
06/24	$11,922	$10,520	$11,748
07/24	$12,097	$10,766	$11,931
08/24	$12,235	$10,920	$12,063
09/24	$12,361	$11,067	$12,188
10/24	$12,253	$10,792	$12,079
11/24	$12,319	$10,906	$12,155
12/24	$12,311	$10,728	$12,139
01/25	$12,378	$10,785	$12,210
02/25	$12,483	$11,022	$12,326
03/25	$12,525	$11,026	$12,377
04/25	$12,606	$11,070	$12,461
05/25	$12,625	$10,990	$12,483
06/25	$12,747	$11,159	$12,600
07/25	$12,768	$11,130	$12,613
08/25	$12,891	$11,263	$12,749
09/25	$12,962	$11,386	$12,804
10/25	$13,008	$11,457	$12,849
11/25	$13,066	$11,528	$12,922
12/25	$13,099	$11,511	$12,966
01/26	$13,145	$11,523	$13,010
02/26	$13,229	$11,712	$13,094
03/26	$13,117	$11,506	$12,977
04/26	$13,162	$11,519	$13,031
05/26	$13,194	$11,554	$13,068
06/26	$13,200	$11,582	$13,086
07/26	$13,180	$11,431	$13,069
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	3.23	2.25	2.80
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Columbia Select Short Corporate Income Fund | Institutional 3 Class | ASR183-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Asset Categories

Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional 3 Class | ASR183-17_(09/26) |

Columbia Short-Term Cash Fund

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$1	0.01%

Key Fund Statistics

Table Summary
Fund net assets	$15,144,367,367
Total number of portfolio holdings	182
Management services fees (represents 0.0% of Fund average net assets)	$-

Columbia Short-Term Cash Fund | ASR224-00_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Cooperatieve Rabobank UA 3.760% 08/03/2026	3.1%
Commerzbank US Finance, Inc. 3.760% 08/03/2026	2.2%
Credit Agricole 3.760% 08/03/2026	1.8%
Australia and New Zealand Banking Group Ltd. 3.610% 08/06/2026	1.7%
Canadian Imperial Bank of Commerce 3.760% 08/06/2026	1.6%
U.S. Treasury Bills 3.210% 08/25/2026	1.6%
Cisco Systems, Inc. 3.760% 08/05/2026	1.5%
Australia and New Zealand Banking Group Ltd. 3.590% 08/03/2026	1.5%
Toronto Dominion Bank (The) 3.760% 08/07/2026	1.4%
UnitedHealth Group, Inc. 3.760% 08/03/2026	1.4%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	41.4%
Commercial Paper	33.8%
Treasury Bills	11.0%
Certificates of Deposit	6.2%
Asset-Backed Commercial Paper	4.6%
Other	0.9%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, is available upon request.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short-Term Cash Fund | ASR224-00_(09/26) |

Columbia Strategic Municipal Income Fund

Class A | INTAX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Class A | ASR118-01_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Class A (including sales charges) ($11,688)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$9,698	$10,000	$10,000
08/16	$9,750	$10,013	$10,036
09/16	$9,684	$9,964	$10,063
10/16	$9,573	$9,859	$9,938
11/16	$9,204	$9,491	$9,346
12/16	$9,279	$9,603	$9,476
01/17	$9,330	$9,666	$9,609
02/17	$9,403	$9,733	$9,838
03/17	$9,409	$9,754	$9,860
04/17	$9,485	$9,825	$9,927
05/17	$9,633	$9,981	$10,079
06/17	$9,637	$9,945	$10,057
07/17	$9,689	$10,026	$10,122
08/17	$9,814	$10,102	$10,262
09/17	$9,794	$10,051	$10,207
10/17	$9,799	$10,075	$10,235
11/17	$9,829	$10,021	$10,261
12/17	$9,957	$10,126	$10,394
01/18	$9,862	$10,007	$10,297
02/18	$9,814	$9,977	$10,304
03/18	$9,867	$10,014	$10,455
04/18	$9,845	$9,978	$10,502
05/18	$9,973	$10,092	$10,721
06/18	$9,975	$10,101	$10,775
07/18	$9,978	$10,125	$10,813
08/18	$10,006	$10,151	$10,899
09/18	$9,933	$10,086	$10,856
10/18	$9,813	$10,023	$10,720
11/18	$9,893	$10,134	$10,796
12/18	$10,006	$10,256	$10,889
01/19	$10,035	$10,333	$10,961
02/19	$10,112	$10,389	$11,021
03/19	$10,319	$10,553	$11,305
04/19	$10,372	$10,592	$11,369
05/19	$10,553	$10,738	$11,553
06/19	$10,604	$10,778	$11,614
07/19	$10,682	$10,865	$11,687
08/19	$10,914	$11,036	$11,968
09/19	$10,808	$10,948	$11,943
10/19	$10,807	$10,968	$11,969
11/19	$10,830	$10,995	$12,015
12/19	$10,864	$11,029	$12,051
01/20	$11,098	$11,227	$12,348
02/20	$11,305	$11,371	$12,608
03/20	$10,591	$10,959	$11,222
04/20	$10,270	$10,821	$10,843
05/20	$10,638	$11,166	$11,286
06/20	$10,873	$11,258	$11,733
07/20	$11,136	$11,447	$12,051
08/20	$11,105	$11,393	$12,083
09/20	$11,066	$11,396	$12,095
10/20	$11,027	$11,362	$12,117
11/20	$11,263	$11,533	$12,408
12/20	$11,408	$11,603	$12,640
01/21	$11,523	$11,677	$12,904
02/21	$11,333	$11,492	$12,769
03/21	$11,414	$11,563	$12,907
04/21	$11,536	$11,660	$13,096
05/21	$11,631	$11,694	$13,246
06/21	$11,699	$11,727	$13,415
07/21	$11,794	$11,824	$13,576
08/21	$11,725	$11,780	$13,554
09/21	$11,593	$11,695	$13,466
10/21	$11,551	$11,661	$13,411
11/21	$11,687	$11,760	$13,587
12/21	$11,710	$11,779	$13,622
01/22	$11,343	$11,457	$13,241
02/22	$11,236	$11,416	$13,210
03/22	$10,807	$11,046	$12,733
04/22	$10,393	$10,740	$12,281
05/22	$10,528	$10,900	$12,416
06/22	$10,188	$10,721	$12,019
07/22	$10,565	$11,005	$12,468
08/22	$10,239	$10,763	$12,190
09/22	$9,638	$10,350	$11,439
10/22	$9,447	$10,264	$11,204
11/22	$10,104	$10,744	$11,857
12/22	$10,022	$10,775	$11,837
01/23	$10,475	$11,085	$12,363
02/23	$10,168	$10,834	$11,975
03/23	$10,368	$11,074	$12,161
04/23	$10,403	$11,049	$12,231
05/23	$10,331	$10,953	$12,147
06/23	$10,402	$11,063	$12,362
07/23	$10,447	$11,107	$12,443
08/23	$10,245	$10,947	$12,254
09/23	$9,844	$10,626	$11,837
10/23	$9,591	$10,536	$11,648
11/23	$10,470	$11,204	$12,551
12/23	$10,848	$11,465	$12,928
01/24	$10,854	$11,406	$12,868
02/24	$10,872	$11,421	$12,969
03/24	$10,899	$11,421	$13,123
04/24	$10,747	$11,279	$13,042
05/24	$10,784	$11,246	$13,141
06/24	$11,070	$11,418	$13,463
07/24	$11,192	$11,523	$13,610
08/24	$11,271	$11,613	$13,771
09/24	$11,449	$11,728	$13,895
10/24	$11,258	$11,557	$13,683
11/24	$11,482	$11,757	$13,977
12/24	$11,257	$11,586	$13,744
01/25	$11,284	$11,644	$13,848
02/25	$11,439	$11,759	$14,021
03/25	$11,158	$11,560	$13,857
04/25	$11,039	$11,467	$13,610
05/25	$10,927	$11,474	$13,619
06/25	$10,977	$11,546	$13,699
07/25	$10,852	$11,522	$13,493
08/25	$10,959	$11,622	$13,565
09/25	$11,378	$11,892	$13,922
10/25	$11,548	$12,039	$14,062
11/25	$11,551	$12,067	$14,117
12/25	$11,540	$12,078	$14,082
01/26	$11,627	$12,191	$14,220
02/26	$11,803	$12,343	$14,457
03/26	$11,545	$12,056	$14,183
04/26	$11,703	$12,194	$14,376
05/26	$11,789	$12,240	$14,465
06/26	$11,923	$12,358	$14,658
07/26	$11,688	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.70	(0.18)	1.88
Class A (including sales charges)	4.46	(0.78)	1.57
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Class A | ASR118-01_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class A | ASR118-01_(09/26) |

Columbia Strategic Municipal Income Fund

Class C | RTCEX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Class C | ASR118-04_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Class C (including sales charges) ($11,189)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,047	$10,013	$10,036
09/16	$9,997	$9,964	$10,063
10/16	$9,876	$9,859	$9,938
11/16	$9,466	$9,491	$9,346
12/16	$9,537	$9,603	$9,476
01/17	$9,583	$9,666	$9,609
02/17	$9,653	$9,733	$9,838
03/17	$9,653	$9,754	$9,860
04/17	$9,725	$9,825	$9,927
05/17	$9,871	$9,981	$10,079
06/17	$9,869	$9,945	$10,057
07/17	$9,941	$10,026	$10,122
08/17	$10,037	$10,102	$10,262
09/17	$10,010	$10,051	$10,207
10/17	$10,035	$10,075	$10,235
11/17	$10,059	$10,021	$10,261
12/17	$10,158	$10,126	$10,394
01/18	$10,055	$10,007	$10,297
02/18	$10,025	$9,977	$10,304
03/18	$10,073	$10,014	$10,455
04/18	$10,019	$9,978	$10,502
05/18	$10,143	$10,092	$10,721
06/18	$10,140	$10,101	$10,775
07/18	$10,161	$10,125	$10,813
08/18	$10,158	$10,151	$10,899
09/18	$10,077	$10,086	$10,856
10/18	$9,949	$10,023	$10,720
11/18	$10,024	$10,134	$10,796
12/18	$10,132	$10,256	$10,889
01/19	$10,181	$10,333	$10,961
02/19	$10,227	$10,389	$11,021
03/19	$10,456	$10,553	$11,305
04/19	$10,503	$10,592	$11,369
05/19	$10,679	$10,738	$11,553
06/19	$10,698	$10,778	$11,614
07/19	$10,769	$10,865	$11,687
08/19	$10,997	$11,036	$11,968
09/19	$10,910	$10,948	$11,943
10/19	$10,901	$10,968	$11,969
11/19	$10,918	$10,995	$12,015
12/19	$10,945	$11,029	$12,051
01/20	$11,147	$11,227	$12,348
02/20	$11,349	$11,371	$12,608
03/20	$10,625	$10,959	$11,222
04/20	$10,296	$10,821	$10,843
05/20	$10,659	$11,166	$11,286
06/20	$10,914	$11,258	$11,733
07/20	$11,171	$11,447	$12,051
08/20	$11,107	$11,393	$12,083
09/20	$11,067	$11,396	$12,095
10/20	$11,021	$11,362	$12,117
11/20	$11,250	$11,533	$12,408
12/20	$11,387	$11,603	$12,640
01/21	$11,501	$11,677	$12,904
02/21	$11,299	$11,492	$12,769
03/21	$11,373	$11,563	$12,907
04/21	$11,487	$11,660	$13,096
05/21	$11,574	$11,694	$13,246
06/21	$11,635	$11,727	$13,415
07/21	$11,722	$11,824	$13,576
08/21	$11,646	$11,780	$13,554
09/21	$11,508	$11,695	$13,466
10/21	$11,458	$11,661	$13,411
11/21	$11,586	$11,760	$13,587
12/21	$11,601	$11,779	$13,622
01/22	$11,231	$11,457	$13,241
02/22	$11,118	$11,416	$13,210
03/22	$10,688	$11,046	$12,733
04/22	$10,272	$10,740	$12,281
05/22	$10,399	$10,900	$12,416
06/22	$10,057	$10,721	$12,019
07/22	$10,422	$11,005	$12,468
08/22	$10,095	$10,763	$12,190
09/22	$9,497	$10,350	$11,439
10/22	$9,302	$10,264	$11,204
11/22	$9,943	$10,744	$11,857
12/22	$9,856	$10,775	$11,837
01/23	$10,294	$11,085	$12,363
02/23	$9,980	$10,834	$11,975
03/23	$10,177	$11,074	$12,161
04/23	$10,205	$11,049	$12,231
05/23	$10,128	$10,953	$12,147
06/23	$10,191	$11,063	$12,362
07/23	$10,229	$11,107	$12,443
08/23	$10,025	$10,947	$12,254
09/23	$9,627	$10,626	$11,837
10/23	$9,373	$10,536	$11,648
11/23	$10,226	$11,204	$12,551
12/23	$10,588	$11,465	$12,928
01/24	$10,588	$11,406	$12,868
02/24	$10,598	$11,421	$12,969
03/24	$10,618	$11,421	$13,123
04/24	$10,463	$11,279	$13,042
05/24	$10,493	$11,246	$13,141
06/24	$10,764	$11,418	$13,463
07/24	$10,876	$11,523	$13,610
08/24	$10,946	$11,613	$13,771
09/24	$11,112	$11,728	$13,895
10/24	$10,920	$11,557	$13,683
11/24	$11,130	$11,757	$13,977
12/24	$10,898	$11,586	$13,744
01/25	$10,925	$11,644	$13,848
02/25	$11,068	$11,759	$14,021
03/25	$10,790	$11,560	$13,857
04/25	$10,668	$11,467	$13,610
05/25	$10,546	$11,474	$13,619
06/25	$10,595	$11,546	$13,699
07/25	$10,468	$11,522	$13,493
08/25	$10,564	$11,622	$13,565
09/25	$10,961	$11,892	$13,922
10/25	$11,117	$12,039	$14,062
11/25	$11,114	$12,067	$14,117
12/25	$11,096	$12,078	$14,082
01/26	$11,172	$12,191	$14,220
02/26	$11,335	$12,343	$14,457
03/26	$11,080	$12,056	$14,183
04/26	$11,225	$12,194	$14,376
05/26	$11,301	$12,240	$14,465
06/26	$11,421	$12,358	$14,658
07/26	$11,189	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.89	(0.92)	1.13
Class C (including sales charges)	5.89	(0.92)	1.13
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Class C | ASR118-04_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class C | ASR118-04_(09/26) |

Columbia Strategic Municipal Income Fund

Institutional Class | CATZX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Institutional Class | ASR118-08_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Institutional Class ($12,362)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,055	$10,013	$10,036
09/16	$9,990	$9,964	$10,063
10/16	$9,876	$9,859	$9,938
11/16	$9,496	$9,491	$9,346
12/16	$9,576	$9,603	$9,476
01/17	$9,630	$9,666	$9,609
02/17	$9,709	$9,733	$9,838
03/17	$9,717	$9,754	$9,860
04/17	$9,797	$9,825	$9,927
05/17	$9,953	$9,981	$10,079
06/17	$9,959	$9,945	$10,057
07/17	$10,040	$10,026	$10,122
08/17	$10,147	$10,102	$10,262
09/17	$10,128	$10,051	$10,207
10/17	$10,161	$10,075	$10,235
11/17	$10,194	$10,021	$10,261
12/17	$10,303	$10,126	$10,394
01/18	$10,207	$10,007	$10,297
02/18	$10,185	$9,977	$10,304
03/18	$10,216	$10,014	$10,455
04/18	$10,196	$9,978	$10,502
05/18	$10,330	$10,092	$10,721
06/18	$10,335	$10,101	$10,775
07/18	$10,366	$10,125	$10,813
08/18	$10,371	$10,151	$10,899
09/18	$10,297	$10,086	$10,856
10/18	$10,174	$10,023	$10,720
11/18	$10,260	$10,134	$10,796
12/18	$10,379	$10,256	$10,889
01/19	$10,438	$10,333	$10,961
02/19	$10,493	$10,389	$11,021
03/19	$10,738	$10,553	$11,305
04/19	$10,795	$10,592	$11,369
05/19	$10,959	$10,738	$11,553
06/19	$11,015	$10,778	$11,614
07/19	$11,098	$10,865	$11,687
08/19	$11,342	$11,036	$11,968
09/19	$11,261	$10,948	$11,943
10/19	$11,262	$10,968	$11,969
11/19	$11,289	$10,995	$12,015
12/19	$11,299	$11,029	$12,051
01/20	$11,546	$11,227	$12,348
02/20	$11,764	$11,371	$12,608
03/20	$11,021	$10,959	$11,222
04/20	$10,688	$10,821	$10,843
05/20	$11,075	$11,166	$11,286
06/20	$11,350	$11,258	$11,733
07/20	$11,627	$11,447	$12,051
08/20	$11,570	$11,393	$12,083
09/20	$11,539	$11,396	$12,095
10/20	$11,493	$11,362	$12,117
11/20	$11,748	$11,533	$12,408
12/20	$11,902	$11,603	$12,640
01/21	$12,025	$11,677	$12,904
02/21	$11,822	$11,492	$12,769
03/21	$11,909	$11,563	$12,907
04/21	$12,046	$11,660	$13,096
05/21	$12,141	$11,694	$13,246
06/21	$12,222	$11,727	$13,415
07/21	$12,324	$11,824	$13,576
08/21	$12,255	$11,780	$13,554
09/21	$12,119	$11,695	$13,466
10/21	$12,077	$11,661	$13,411
11/21	$12,222	$11,760	$13,587
12/21	$12,241	$11,779	$13,622
01/22	$11,866	$11,457	$13,241
02/22	$11,756	$11,416	$13,210
03/22	$11,309	$11,046	$12,733
04/22	$10,877	$10,740	$12,281
05/22	$11,021	$10,900	$12,416
06/22	$10,667	$10,721	$12,019
07/22	$11,064	$11,005	$12,468
08/22	$10,725	$10,763	$12,190
09/22	$10,104	$10,350	$11,439
10/22	$9,897	$10,264	$11,204
11/22	$10,589	$10,744	$11,857
12/22	$10,513	$10,775	$11,837
01/23	$10,983	$11,085	$12,363
02/23	$10,663	$10,834	$11,975
03/23	$10,875	$11,074	$12,161
04/23	$10,914	$11,049	$12,231
05/23	$10,841	$10,953	$12,147
06/23	$10,925	$11,063	$12,362
07/23	$10,968	$11,107	$12,443
08/23	$10,757	$10,947	$12,254
09/23	$10,345	$10,626	$11,837
10/23	$10,080	$10,536	$11,648
11/23	$11,000	$11,204	$12,551
12/23	$11,401	$11,465	$12,928
01/24	$11,409	$11,406	$12,868
02/24	$11,430	$11,421	$12,969
03/24	$11,461	$11,421	$13,123
04/24	$11,303	$11,279	$13,042
05/24	$11,345	$11,246	$13,141
06/24	$11,648	$11,418	$13,463
07/24	$11,779	$11,523	$13,610
08/24	$11,865	$11,613	$13,771
09/24	$12,055	$11,728	$13,895
10/24	$11,864	$11,557	$13,683
11/24	$12,095	$11,757	$13,977
12/24	$11,860	$11,586	$13,744
01/25	$11,891	$11,644	$13,848
02/25	$12,064	$11,759	$14,021
03/25	$11,763	$11,560	$13,857
04/25	$11,638	$11,467	$13,610
05/25	$11,523	$11,474	$13,619
06/25	$11,578	$11,546	$13,699
07/25	$11,449	$11,522	$13,493
08/25	$11,563	$11,622	$13,565
09/25	$12,009	$11,892	$13,922
10/25	$12,191	$12,039	$14,062
11/25	$12,197	$12,067	$14,117
12/25	$12,188	$12,078	$14,082
01/26	$12,282	$12,191	$14,220
02/26	$12,471	$12,343	$14,457
03/26	$12,200	$12,056	$14,183
04/26	$12,370	$12,194	$14,376
05/26	$12,464	$12,240	$14,465
06/26	$12,608	$12,358	$14,658
07/26	$12,362	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.97	0.06	2.14
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Institutional Class | ASR118-08_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional Class | ASR118-08_(09/26) |

Columbia Strategic Municipal Income Fund

Institutional 2 Class | CADNX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$50	0.48%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Institutional 2 Class | ASR118-15_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Institutional 2 Class ($12,369)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,055	$10,013	$10,036
09/16	$10,013	$9,964	$10,063
10/16	$9,900	$9,859	$9,938
11/16	$9,496	$9,491	$9,346
12/16	$9,576	$9,603	$9,476
01/17	$9,631	$9,666	$9,609
02/17	$9,710	$9,733	$9,838
03/17	$9,742	$9,754	$9,860
04/17	$9,798	$9,825	$9,927
05/17	$9,954	$9,981	$10,079
06/17	$9,960	$9,945	$10,057
07/17	$10,041	$10,026	$10,122
08/17	$10,147	$10,102	$10,262
09/17	$10,128	$10,051	$10,207
10/17	$10,161	$10,075	$10,235
11/17	$10,194	$10,021	$10,261
12/17	$10,303	$10,126	$10,394
01/18	$10,232	$10,007	$10,297
02/18	$10,184	$9,977	$10,304
03/18	$10,215	$10,014	$10,455
04/18	$10,195	$9,978	$10,502
05/18	$10,329	$10,092	$10,721
06/18	$10,335	$10,101	$10,775
07/18	$10,365	$10,125	$10,813
08/18	$10,371	$10,151	$10,899
09/18	$10,297	$10,086	$10,856
10/18	$10,174	$10,023	$10,720
11/18	$10,259	$10,134	$10,796
12/18	$10,379	$10,256	$10,889
01/19	$10,411	$10,333	$10,961
02/19	$10,493	$10,389	$11,021
03/19	$10,738	$10,553	$11,305
04/19	$10,794	$10,592	$11,369
05/19	$10,959	$10,738	$11,553
06/19	$11,015	$10,778	$11,614
07/19	$11,098	$10,865	$11,687
08/19	$11,343	$11,036	$11,968
09/19	$11,261	$10,948	$11,943
10/19	$11,262	$10,968	$11,969
11/19	$11,262	$10,995	$12,015
12/19	$11,299	$11,029	$12,051
01/20	$11,546	$11,227	$12,348
02/20	$11,764	$11,371	$12,608
03/20	$11,021	$10,959	$11,222
04/20	$10,689	$10,821	$10,843
05/20	$11,076	$11,166	$11,286
06/20	$11,351	$11,258	$11,733
07/20	$11,628	$11,447	$12,051
08/20	$11,571	$11,393	$12,083
09/20	$11,540	$11,396	$12,095
10/20	$11,501	$11,362	$12,117
11/20	$11,750	$11,533	$12,408
12/20	$11,904	$11,603	$12,640
01/21	$12,027	$11,677	$12,904
02/21	$11,831	$11,492	$12,769
03/21	$11,919	$11,563	$12,907
04/21	$12,049	$11,660	$13,096
05/21	$12,151	$11,694	$13,246
06/21	$12,224	$11,727	$13,415
07/21	$12,327	$11,824	$13,576
08/21	$12,257	$11,780	$13,554
09/21	$12,122	$11,695	$13,466
10/21	$12,080	$11,661	$13,411
11/21	$12,225	$11,760	$13,587
12/21	$12,251	$11,779	$13,622
01/22	$11,869	$11,457	$13,241
02/22	$11,759	$11,416	$13,210
03/22	$11,313	$11,046	$12,733
04/22	$10,880	$10,740	$12,281
05/22	$11,024	$10,900	$12,416
06/22	$10,677	$10,721	$12,019
07/22	$11,067	$11,005	$12,468
08/22	$10,728	$10,763	$12,190
09/22	$10,107	$10,350	$11,439
10/22	$9,907	$10,264	$11,204
11/22	$10,600	$10,744	$11,857
12/22	$10,516	$10,775	$11,837
01/23	$10,987	$11,085	$12,363
02/23	$10,666	$10,834	$11,975
03/23	$10,879	$11,074	$12,161
04/23	$10,918	$11,049	$12,231
05/23	$10,844	$10,953	$12,147
06/23	$10,929	$11,063	$12,362
07/23	$10,972	$11,107	$12,443
08/23	$10,761	$10,947	$12,254
09/23	$10,349	$10,626	$11,837
10/23	$10,084	$10,536	$11,648
11/23	$11,012	$11,204	$12,551
12/23	$11,406	$11,465	$12,928
01/24	$11,414	$11,406	$12,868
02/24	$11,443	$11,421	$12,969
03/24	$11,466	$11,421	$13,123
04/24	$11,316	$11,279	$13,042
05/24	$11,350	$11,246	$13,141
06/24	$11,661	$11,418	$13,463
07/24	$11,785	$11,523	$13,610
08/24	$11,871	$11,613	$13,771
09/24	$12,069	$11,728	$13,895
10/24	$11,869	$11,557	$13,683
11/24	$12,100	$11,757	$13,977
12/24	$11,865	$11,586	$13,744
01/25	$11,905	$11,644	$13,848
02/25	$12,070	$11,759	$14,021
03/25	$11,776	$11,560	$13,857
04/25	$11,652	$11,467	$13,610
05/25	$11,529	$11,474	$13,619
06/25	$11,583	$11,546	$13,699
07/25	$11,462	$11,522	$13,493
08/25	$11,569	$11,622	$13,565
09/25	$12,015	$11,892	$13,922
10/25	$12,197	$12,039	$14,062
11/25	$12,203	$12,067	$14,117
12/25	$12,195	$12,078	$14,082
01/26	$12,289	$12,191	$14,220
02/26	$12,478	$12,343	$14,457
03/26	$12,207	$12,056	$14,183
04/26	$12,377	$12,194	$14,376
05/26	$12,471	$12,240	$14,465
06/26	$12,615	$12,358	$14,658
07/26	$12,369	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.91	0.07	2.15
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Institutional 2 Class | ASR118-15_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional 2 Class | ASR118-15_(09/26) |

Columbia Strategic Municipal Income Fund

Institutional 3 Class | CATYX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.44%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Institutional 3 Class | ASR118-17_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Institutional 3 Class ($12,390)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,053	$10,013	$10,036
09/16	$9,986	$9,964	$10,063
10/16	$9,870	$9,859	$9,938
11/16	$9,490	$9,491	$9,346
12/16	$9,567	$9,603	$9,476
01/17	$9,620	$9,666	$9,609
02/17	$9,696	$9,733	$9,838
03/17	$9,727	$9,754	$9,860
04/17	$9,783	$9,825	$9,927
05/17	$9,939	$9,981	$10,079
06/17	$9,945	$9,945	$10,057
07/17	$10,026	$10,026	$10,122
08/17	$10,133	$10,102	$10,262
09/17	$10,089	$10,051	$10,207
10/17	$10,122	$10,075	$10,235
11/17	$10,155	$10,021	$10,261
12/17	$10,290	$10,126	$10,394
01/18	$10,195	$10,007	$10,297
02/18	$10,147	$9,977	$10,304
03/18	$10,204	$10,014	$10,455
04/18	$10,184	$9,978	$10,502
05/18	$10,319	$10,092	$10,721
06/18	$10,324	$10,101	$10,775
07/18	$10,330	$10,125	$10,813
08/18	$10,335	$10,151	$10,899
09/18	$10,262	$10,086	$10,856
10/18	$10,166	$10,023	$10,720
11/18	$10,252	$10,134	$10,796
12/18	$10,372	$10,256	$10,889
01/19	$10,405	$10,333	$10,961
02/19	$10,487	$10,389	$11,021
03/19	$10,705	$10,553	$11,305
04/19	$10,762	$10,592	$11,369
05/19	$10,953	$10,738	$11,553
06/19	$11,009	$10,778	$11,614
07/19	$11,092	$10,865	$11,687
08/19	$11,310	$11,036	$11,968
09/19	$11,229	$10,948	$11,943
10/19	$11,230	$10,968	$11,969
11/19	$11,258	$10,995	$12,015
12/19	$11,296	$11,029	$12,051
01/20	$11,543	$11,227	$12,348
02/20	$11,761	$11,371	$12,608
03/20	$11,020	$10,959	$11,222
04/20	$10,661	$10,821	$10,843
05/20	$11,075	$11,166	$11,286
06/20	$11,323	$11,258	$11,733
07/20	$11,600	$11,447	$12,051
08/20	$11,571	$11,393	$12,083
09/20	$11,526	$11,396	$12,095
10/20	$11,488	$11,362	$12,117
11/20	$11,744	$11,533	$12,408
12/20	$11,891	$11,603	$12,640
01/21	$12,021	$11,677	$12,904
02/21	$11,819	$11,492	$12,769
03/21	$11,907	$11,563	$12,907
04/21	$12,044	$11,660	$13,096
05/21	$12,140	$11,694	$13,246
06/21	$12,221	$11,727	$13,415
07/21	$12,324	$11,824	$13,576
08/21	$12,248	$11,780	$13,554
09/21	$12,120	$11,695	$13,466
10/21	$12,072	$11,661	$13,411
11/21	$12,224	$11,760	$13,587
12/21	$12,244	$11,779	$13,622
01/22	$11,870	$11,457	$13,241
02/22	$11,754	$11,416	$13,210
03/22	$11,308	$11,046	$12,733
04/22	$10,884	$10,740	$12,281
05/22	$11,021	$10,900	$12,416
06/22	$10,676	$10,721	$12,019
07/22	$11,065	$11,005	$12,468
08/22	$10,727	$10,763	$12,190
09/22	$10,107	$10,350	$11,439
10/22	$9,909	$10,264	$11,204
11/22	$10,601	$10,744	$11,857
12/22	$10,518	$10,775	$11,837
01/23	$10,995	$11,085	$12,363
02/23	$10,668	$10,834	$11,975
03/23	$10,881	$11,074	$12,161
04/23	$10,920	$11,049	$12,231
05/23	$10,855	$10,953	$12,147
06/23	$10,932	$11,063	$12,362
07/23	$10,975	$11,107	$12,443
08/23	$10,773	$10,947	$12,254
09/23	$10,354	$10,626	$11,837
10/23	$10,090	$10,536	$11,648
11/23	$11,018	$11,204	$12,551
12/23	$11,419	$11,465	$12,928
01/24	$11,428	$11,406	$12,868
02/24	$11,449	$11,421	$12,969
03/24	$11,480	$11,421	$13,123
04/24	$11,323	$11,279	$13,042
05/24	$11,358	$11,246	$13,141
06/24	$11,669	$11,418	$13,463
07/24	$11,793	$11,523	$13,610
08/24	$11,880	$11,613	$13,771
09/24	$12,079	$11,728	$13,895
10/24	$11,880	$11,557	$13,683
11/24	$12,111	$11,757	$13,977
12/24	$11,876	$11,586	$13,744
01/25	$11,917	$11,644	$13,848
02/25	$12,082	$11,759	$14,021
03/25	$11,789	$11,560	$13,857
04/25	$11,666	$11,467	$13,610
05/25	$11,543	$11,474	$13,619
06/25	$11,598	$11,546	$13,699
07/25	$11,478	$11,522	$13,493
08/25	$11,585	$11,622	$13,565
09/25	$12,031	$11,892	$13,922
10/25	$12,214	$12,039	$14,062
11/25	$12,221	$12,067	$14,117
12/25	$12,221	$12,078	$14,082
01/26	$12,307	$12,191	$14,220
02/26	$12,497	$12,343	$14,457
03/26	$12,226	$12,056	$14,183
04/26	$12,406	$12,194	$14,376
05/26	$12,492	$12,240	$14,465
06/26	$12,645	$12,358	$14,658
07/26	$12,390	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.95	0.11	2.17
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Institutional 3 Class | ASR118-17_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional 3 Class | ASR118-17_(09/26) |

Columbia Strategic Municipal Income Fund

Class S | CATSX

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$52	0.50%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Columbia Strategic Municipal Income Fund | Class S | ASR118-16_(09/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Strategic Municipal Income Fund Class S ($12,104)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,053	$10,013	$10,036
09/16	$9,986	$9,964	$10,063
10/16	$9,870	$9,859	$9,938
11/16	$9,490	$9,491	$9,346
12/16	$9,567	$9,603	$9,476
01/17	$9,620	$9,666	$9,609
02/17	$9,696	$9,733	$9,838
03/17	$9,702	$9,754	$9,860
04/17	$9,779	$9,825	$9,927
05/17	$9,932	$9,981	$10,079
06/17	$9,937	$9,945	$10,057
07/17	$9,991	$10,026	$10,122
08/17	$10,119	$10,102	$10,262
09/17	$10,098	$10,051	$10,207
10/17	$10,104	$10,075	$10,235
11/17	$10,135	$10,021	$10,261
12/17	$10,266	$10,126	$10,394
01/18	$10,169	$10,007	$10,297
02/18	$10,119	$9,977	$10,304
03/18	$10,174	$10,014	$10,455
04/18	$10,151	$9,978	$10,502
05/18	$10,283	$10,092	$10,721
06/18	$10,286	$10,101	$10,775
07/18	$10,288	$10,125	$10,813
08/18	$10,317	$10,151	$10,899
09/18	$10,242	$10,086	$10,856
10/18	$10,118	$10,023	$10,720
11/18	$10,201	$10,134	$10,796
12/18	$10,317	$10,256	$10,889
01/19	$10,347	$10,333	$10,961
02/19	$10,426	$10,389	$11,021
03/19	$10,640	$10,553	$11,305
04/19	$10,694	$10,592	$11,369
05/19	$10,881	$10,738	$11,553
06/19	$10,934	$10,778	$11,614
07/19	$11,014	$10,865	$11,687
08/19	$11,254	$11,036	$11,968
09/19	$11,144	$10,948	$11,943
10/19	$11,143	$10,968	$11,969
11/19	$11,167	$10,995	$12,015
12/19	$11,201	$11,029	$12,051
01/20	$11,443	$11,227	$12,348
02/20	$11,657	$11,371	$12,608
03/20	$10,920	$10,959	$11,222
04/20	$10,589	$10,821	$10,843
05/20	$10,969	$11,166	$11,286
06/20	$11,211	$11,258	$11,733
07/20	$11,482	$11,447	$12,051
08/20	$11,451	$11,393	$12,083
09/20	$11,411	$11,396	$12,095
10/20	$11,370	$11,362	$12,117
11/20	$11,613	$11,533	$12,408
12/20	$11,762	$11,603	$12,640
01/21	$11,881	$11,677	$12,904
02/21	$11,685	$11,492	$12,769
03/21	$11,769	$11,563	$12,907
04/21	$11,895	$11,660	$13,096
05/21	$11,993	$11,694	$13,246
06/21	$12,063	$11,727	$13,415
07/21	$12,161	$11,824	$13,576
08/21	$12,090	$11,780	$13,554
09/21	$11,954	$11,695	$13,466
10/21	$11,910	$11,661	$13,411
11/21	$12,050	$11,760	$13,587
12/21	$12,074	$11,779	$13,622
01/22	$11,695	$11,457	$13,241
02/22	$11,585	$11,416	$13,210
03/22	$11,143	$11,046	$12,733
04/22	$10,716	$10,740	$12,281
05/22	$10,855	$10,900	$12,416
06/22	$10,505	$10,721	$12,019
07/22	$10,893	$11,005	$12,468
08/22	$10,558	$10,763	$12,190
09/22	$9,938	$10,350	$11,439
10/22	$9,740	$10,264	$11,204
11/22	$10,419	$10,744	$11,857
12/22	$10,334	$10,775	$11,837
01/23	$10,801	$11,085	$12,363
02/23	$10,484	$10,834	$11,975
03/23	$10,690	$11,074	$12,161
04/23	$10,726	$11,049	$12,231
05/23	$10,652	$10,953	$12,147
06/23	$10,725	$11,063	$12,362
07/23	$10,772	$11,107	$12,443
08/23	$10,563	$10,947	$12,254
09/23	$10,151	$10,626	$11,837
10/23	$9,889	$10,536	$11,648
11/23	$10,796	$11,204	$12,551
12/23	$11,186	$11,465	$12,928
01/24	$11,192	$11,406	$12,868
02/24	$11,210	$11,421	$12,969
03/24	$11,238	$11,421	$13,123
04/24	$11,081	$11,279	$13,042
05/24	$11,120	$11,246	$13,141
06/24	$11,414	$11,418	$13,463
07/24	$11,540	$11,523	$13,610
08/24	$11,622	$11,613	$13,771
09/24	$11,805	$11,728	$13,895
10/24	$11,617	$11,557	$13,683
11/24	$11,843	$11,757	$13,977
12/24	$11,613	$11,586	$13,744
01/25	$11,643	$11,644	$13,848
02/25	$11,813	$11,759	$14,021
03/25	$11,518	$11,560	$13,857
04/25	$11,396	$11,467	$13,610
05/25	$11,283	$11,474	$13,619
06/25	$11,337	$11,546	$13,699
07/25	$11,218	$11,522	$13,493
08/25	$11,322	$11,622	$13,565
09/25	$11,759	$11,892	$13,922
10/25	$11,937	$12,039	$14,062
11/25	$11,943	$12,067	$14,117
12/25	$11,934	$12,078	$14,082
01/26	$12,026	$12,191	$14,220
02/26	$12,211	$12,343	$14,457
03/26	$11,946	$12,056	$14,183
04/26	$12,113	$12,194	$14,376
05/26	$12,204	$12,240	$14,465
06/26	$12,345	$12,358	$14,658
07/26	$12,104	$12,129	$14,436
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.90	(0.09)	1.93
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Columbia Strategic Municipal Income Fund | Class S | ASR118-16_(09/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class S | ASR118-16_(09/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Audit fees (a)	409,323	399,437	0	0
Audit-related fees (b)	0	5,000	0	0
Tax fees (c)	169,729	170,114	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Government Money Market Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Government Money Market Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 24.6%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities
dated 07/31/2026, matures 08/03/2026,
repurchase price $75,022,750 (collateralized by U.S. Treasury Securities maturing 01/31/27 - 05/15/52 at rates of 0.625% - 4.625%, Total Market Value $76,500,018)
	3.640%	75,000,000	75,000,000
Tri-party TD Securities
dated 07/31/2026, matures 08/03/2026,
repurchase price $605,183,517 (collateralized by U.S. Treasury Securities maturing 05/15/27 - 02/15/52 at rates of 0.000% - 4.500%, Total Market Value $617,100,100)
	3.640%	605,000,000	605,000,000
Total Repurchase Agreements (Cost $680,000,000)			680,000,000

Treasury Bills 5.8%

United States 5.8%
U.S. Treasury Bills
08/11/2026	3.350%	15,000,000	14,984,875
08/25/2026	3.520%	35,000,000	34,915,845
09/01/2026	3.560%	25,000,000	24,922,112
09/08/2026	3.610%	30,000,000	29,884,575
09/10/2026	3.700%	30,000,000	29,875,783
10/27/2026	3.790%	25,000,000	24,773,879
Total			159,357,069
Total Treasury Bills (Cost $159,357,069)			159,357,069

U.S. Government & Agency Obligations 68.6%

Fannie Mae Discount Notes
08/03/2026	2.420%	20,000,000	19,996,022
08/24/2026	3.550%	5,000,000	4,988,340
08/28/2026	3.580%	5,000,000	4,986,312
09/08/2026	3.600%	20,000,000	19,923,367
Federal Agricultural Mortgage Corp.
08/10/2026	3.770%	25,000,000	25,000,000
11/13/2026	3.670%	3,500,000	3,500,000
04/08/2027	3.790%	15,000,000	15,000,000
05/11/2027	3.800%	10,000,000	10,000,000
05/27/2027	3.940%	5,000,000	5,000,000
06/01/2027	3.930%	15,000,000	15,000,000
06/11/2027	3.840%	10,000,000	10,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.100% 09/18/2026	3.750%	7,500,000	7,500,000
SOFR + 0.140% 01/06/2027	3.790%	100,000,000	100,000,000
SOFR + 0.100% 03/04/2027	3.750%	10,000,000	10,000,000
SOFR + 0.080% 04/23/2027	3.730%	35,000,000	35,000,000
SOFR + 0.130% 04/23/2027	3.780%	15,000,000	15,000,000
SOFR + 0.080% 04/26/2027	3.730%	20,000,000	20,000,000
SOFR + 0.120% 05/12/2027	3.770%	15,000,000	15,000,000
SOFR + 0.150% 07/14/2027	3.800%	15,000,000	15,000,000
SOFR + 0.160% 08/13/2027	3.810%	15,000,000	15,000,000
SOFR + 0.160% 08/18/2027	3.810%	7,000,000	7,000,000
SOFR + 0.160% 09/03/2027	3.810%	25,000,000	25,000,000
SOFR + 0.150% 12/08/2027	3.800%	20,000,000	20,000,000
SOFR + 0.160% 12/21/2027	3.810%	10,000,000	10,000,000
SOFR + 0.230% 12/28/2027	3.870%	15,000,000	15,024,575
SOFR + 0.135% 05/11/2028	3.790%	2,500,000	2,500,000
Federal Agricultural Mortgage Corp.(b)
08/27/2027	4.250%	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. Discount Notes
03/05/2027	3.590%	35,000,000	35,000,000
04/01/2027	3.820%	20,000,000	20,000,000
Federal Agricultural Mortgage Corp. Discount Notes(a)
SOFR + 0.130% 02/10/2028	3.780%	15,000,000	15,000,000
SOFR + 0.120% 03/17/2028	3.790%	20,000,000	20,000,000
Federal Farm Credit Banks Discount Notes
10/05/2026	3.730%	25,000,000	24,832,535
Federal Farm Credit Banks Funding Corp.(a),(b)
SOFR + 0.030% 10/29/2026	3.680%	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp.(a)
SOFR + 0.045% 03/03/2027	3.700%	25,000,000	25,000,000
1-Day Overnight Fed Funds Effective Rate + 0.100% 06/01/2028	3.720%	5,000,000	5,000,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Discount Notes
08/20/2026	3.470%	35,000,000	34,932,735
08/31/2026	3.590%	12,000,000	11,963,500
09/02/2026	3.610%	10,000,000	9,967,467
09/11/2026	3.690%	50,000,000	49,788,736
09/14/2026	3.630%	20,000,000	19,910,778
09/16/2026	3.640%	20,000,000	19,906,722
09/17/2026	3.670%	20,000,000	19,904,694
Federal Home Loan Bank Discount Notes
08/19/2026	3.530%	11,000,000	10,979,822
08/27/2026	3.590%	80,000,000	79,788,389
08/28/2026	3.600%	18,200,000	18,149,812
09/01/2026	3.550%	35,000,000	34,891,478
09/03/2026	3.600%	10,000,000	9,966,542
09/15/2026	3.720%	30,000,000	29,860,125
10/30/2026	3.750%	10,000,000	9,907,275
Federal Home Loan Banks(a)
SOFR + 0.150% 09/03/2026	3.800%	10,000,000	10,000,000
SOFR + 0.170% 09/24/2027	3.820%	13,000,000	13,000,000
SOFR + 0.180% 10/07/2027	3.830%	35,000,000	35,000,000
SOFR + 0.175% 10/21/2027	3.830%	10,000,000	10,000,000
Federal Home Loan Banks
12/24/2026	3.840%	15,000,000	15,000,000
04/09/2027	3.810%	25,000,000	25,000,000
04/16/2027	3.870%	20,000,000	20,000,000
06/04/2027	3.960%	10,000,000	10,000,000
06/10/2027	3.980%	25,000,000	25,000,000
06/10/2027	4.020%	7,500,000	7,500,000
06/17/2027	4.050%	10,000,000	10,000,000
07/09/2027	4.110%	25,000,000	25,000,000
08/06/2027	4.220%	30,000,000	30,000,000
Federal Home Loan Banks Discount Notes
08/03/2026	2.370%	183,775,000	183,739,164
08/07/2026	3.160%	49,500,000	49,470,052
08/14/2026	3.400%	25,000,000	24,966,958
08/17/2026	3.460%	25,000,000	24,959,722
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
08/18/2026	3.470%	25,000,000	24,957,323
08/24/2026	3.570%	20,000,000	19,953,106
09/04/2026	3.610%	12,075,000	12,033,332
09/09/2026	3.630%	20,000,000	19,920,776
09/10/2026	3.640%	10,000,000	9,959,333
09/11/2026	3.650%	10,000,000	9,958,146
09/14/2026	3.640%	30,000,000	29,865,800
09/18/2026	3.690%	32,000,000	31,842,267
09/24/2026	3.740%	20,000,000	19,887,950
10/07/2026	3.760%	30,000,000	29,791,574
10/26/2026	3.730%	20,000,000	19,823,700
Federal Home Loan Mortgage Corp.
12/14/2026	3.780%	30,000,000	29,996,155
04/05/2027	3.770%	20,000,000	20,000,000
Federal National Mortgage Association(a)
SOFR + 0.135% 08/21/2026	3.790%	50,000,000	50,000,000
Federal National Mortgage Association
02/23/2027	3.580%	25,000,000	24,988,946
05/07/2027	4.000%	10,000,000	10,000,000
Federal National Mortgage Association Discount Notes
08/31/2026	3.610%	10,000,000	9,969,458
Freddie Mac Discount Notes
08/03/2026	2.470%	17,000,000	16,996,553
Total U.S. Government & Agency Obligations (Cost $1,893,749,541)			1,893,749,541

Total Investments in Securities (Cost: $2,733,106,610)	2,733,106,610
Other Assets & Liabilities, Net	27,700,192
Net Assets	2,760,806,802
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(b)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Government Money Market Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	680,000,000	—	680,000,000
Treasury Bills	—	159,357,069	—	159,357,069
U.S. Government & Agency Obligations	—	1,893,749,541	—	1,893,749,541
Total Investments in Securities	—	2,733,106,610	—	2,733,106,610
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
5

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,053,106,610)	$2,053,106,610
Repurchase agreements (cost $680,000,000)	680,000,000
Cash	54,435,493
Receivable for:
Capital shares sold	16,046,020
Interest	6,484,782
Prepaid expenses	10,449
Total assets	2,810,083,354
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	35,000,000
Capital shares redeemed	5,704,349
Distributions to shareholders	7,929,156
Management services fees	19,380
Transfer agent fees	96,841
Compensation of board members	1,319
Other expenses	146,485
Deferred compensation of board members	379,022
Total liabilities	49,276,552
Net assets applicable to outstanding capital stock	$2,760,806,802
Represented by
Paid in capital	2,761,235,839
Total distributable earnings (loss)	(429,037)
Total - representing net assets applicable to outstanding capital stock	$2,760,806,802
Class A
Net assets	$1,069,786,098
Shares outstanding	1,069,818,983
Net asset value per share	$1.00
Institutional Class
Net assets	$700,489,276
Shares outstanding	700,559,691
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$694,817,626
Shares outstanding	694,878,068
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$295,713,802
Shares outstanding	295,738,899
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Government Money Market Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$3,545
Interest	107,166,179
Total income	107,169,724
Expenses:
Management services fees	7,101,871
Transfer agent fees
Class A	553,578
Institutional Class	380,634
Institutional 2 Class	359,398
Institutional 3 Class	15,509
Custodian fees	17,224
Printing and postage fees	334,381
Registration fees	181,277
Accounting services fees	32,824
Legal fees	53,030
Compensation of chief compliance officer	448
Compensation of board members	37,672
Deferred compensation of board members	112,730
Other	42,801
Total expenses	9,223,377
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(144,664)
Expense reduction	(1,846)
Total net expenses	9,076,867
Net investment income	98,092,857
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,867
Net realized gain	36,867
Net realized and unrealized gain	36,867
Net increase in net assets resulting from operations	$98,129,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
7

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$98,092,857	$111,008,190
Net realized gain	36,867	25,127
Net increase in net assets resulting from operations	98,129,724	111,033,317
Distributions to shareholders
Net investment income and net realized gains
Class A	(37,674,921)	(44,644,021)
Institutional Class	(26,001,054)	(29,040,537)
Institutional 2 Class	(24,187,816)	(27,422,001)
Institutional 3 Class	(10,228,990)	(10,051,668)
Total distributions to shareholders	(98,092,781)	(111,158,227)
Increase (decrease) in net assets from capital stock activity	(2,164,483)	685,435,568
Total increase (decrease) in net assets	(2,127,540)	685,310,658
Net assets at beginning of year	2,762,934,342	2,077,623,684
Net assets at end of year	$2,760,806,802	$2,762,934,342
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Government Money Market Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	839,640,192	839,640,192	1,123,640,296	1,123,640,296
Distributions reinvested	37,420,917	37,420,917	44,291,060	44,291,060
Shares redeemed	(865,169,006)	(865,169,007)	(940,987,743)	(940,987,744)
Net increase	11,892,103	11,892,102	226,943,613	226,943,612
Institutional Class
Shares sold	661,635,043	661,635,043	982,980,119	982,980,119
Distributions reinvested	25,739,967	25,739,967	28,770,484	28,770,484
Shares redeemed	(764,434,052)	(764,434,052)	(735,313,204)	(735,313,204)
Net increase (decrease)	(77,059,042)	(77,059,042)	276,437,399	276,437,399
Institutional 2 Class
Shares sold	253,743,085	253,743,085	349,052,512	349,052,512
Distributions reinvested	24,187,188	24,187,188	27,421,785	27,421,785
Shares redeemed	(230,654,493)	(230,654,493)	(300,522,600)	(300,522,600)
Net increase	47,275,780	47,275,780	75,951,697	75,951,697
Institutional 3 Class
Shares sold	407,717,620	407,717,619	389,543,494	389,543,495
Distributions reinvested	10,227,298	10,227,298	10,049,656	10,049,656
Shares redeemed	(402,218,240)	(402,218,240)	(293,490,291)	(293,490,291)
Net increase	15,726,678	15,726,677	106,102,859	106,102,860
Total net increase (decrease)	(2,164,481)	(2,164,483)	685,435,568	685,435,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional Class
Year Ended 7/31/2026	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional 2 Class
Year Ended 7/31/2026	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional 3 Class
Year Ended 7/31/2026	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	The benefits derived from expense reductions had an impact of less than 0.01%.
(c)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

7/31/2022
Class A	0.24%
Institutional Class	0.24%
Institutional 2 Class	0.04%
Institutional 3 Class	0.13%
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Government Money Market Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$1.00	3.61%	0.34%	0.33% (b)	3.55%	$1,069,786
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.29% (b)	4.30%	$1,057,880
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.24% (b)	5.15%	$830,989
Year Ended 7/31/2023	$1.00	3.76%	0.52%	0.34% (b)	3.79%	$470,304
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (b),(c)	0.15%	$367,496
Institutional Class
Year Ended 7/31/2026	$1.00	3.61%	0.34%	0.33% (b)	3.56%	$700,489
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.29% (b)	4.28%	$777,539
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.23% (b)	5.17%	$501,133
Year Ended 7/31/2023	$1.00	3.76%	0.51%	0.34% (b)	3.83%	$165,022
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (b),(c)	0.15%	$91,817
Institutional 2 Class
Year Ended 7/31/2026	$1.00	3.61%	0.34%	0.33%	3.55%	$694,818
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.28%	4.32%	$647,533
Year Ended 7/31/2024	$1.00	5.28%	0.41%	0.22%	5.17%	$571,612
Year Ended 7/31/2023	$1.00	3.84%	0.44%	0.26%	4.36%	$459,643
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25% (c)	0.45%	$71,925
Institutional 3 Class
Year Ended 7/31/2026	$1.00	3.65%	0.29%	0.29%	3.59%	$295,714
Year Ended 7/31/2025	$1.00	4.46%	0.29%	0.24%	4.32%	$279,983
Year Ended 7/31/2024	$1.00	5.33%	0.35%	0.17%	5.21%	$173,890
Year Ended 7/31/2023	$1.00	3.88%	0.40%	0.22%	3.82%	$63,300
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13% (c)	0.20%	$57,021
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
11

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures
12
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of July 31, 2026:
	RBC Dominion Securities	TD Securities	Total
Assets
Repurchase agreements	$75,000,000	605,000,000	680,000,000
Total financial and derivative net assets	75,000,000	605,000,000	680,000,000
Total collateral received (pledged) (a)	75,000,000	605,000,000	680,000,000
Net amount (b)	$-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Government Money Market Fund  | 2026
13

Notes to Financial Statements (continued)
July 31, 2026
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.26% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
14
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,846.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares. For the year ended July 31, 2026, the Fund did not pay fees for Class A shares. The contractual fee suspension on Class A shares is effective through November 30, 2026.
Columbia Government Money Market Fund  | 2026
15

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.45	0.43
Institutional Class	0.35	0.33
Institutional 2 Class	0.35	0.32
Institutional 3 Class	0.31	0.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for trustees’ deferred compensation, distributions and distribution reclassifications.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
36,867	(36,867)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
16
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
98,092,781	—	98,092,781	111,158,227	—	111,158,227
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
7,879,142	—	—	—
At July 31, 2026, the cost of all investments for federal income tax purposes was $2,733,106,610. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the year ended July 31, 2026.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate
Columbia Government Money Market Fund  | 2026
17

Notes to Financial Statements (continued)
July 31, 2026
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, one unaffiliated shareholder of record owned 28.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 43.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
18
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Government Money Market Fund  | 2026
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Government Money Market Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
20
Columbia Government Money Market Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.96%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Government Money Market Fund  | 2026
21

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
22
Columbia Government Money Market Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
•
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund (including yield), (ii) the Fund’s performance relative to peers and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Government Money Market Fund  | 2026
23

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
24
Columbia Government Money Market Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Government Money Market Fund  | 2026
25

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN200_(09/26)

Columbia Strategic Municipal Income Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Municipal Income Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.050%	1,000,000	1,000,000
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.050%	4,510,000	4,510,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.050%	8,640,000	8,640,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.050%	5,250,000	5,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.050%	1,990,000	1,990,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.050%	6,000,000	6,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
08/01/2045	3.050%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.050%	6,010,000	6,010,000
06/15/2050	3.050%	4,000,000	4,000,000
Total			39,400,000
Total Floating Rate Notes (Cost $39,400,000)			39,400,000

Municipal Bonds 95.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 5.6%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,575,812
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Baldwin County Industrial Development Authority(b),(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	1,000,000	991,417
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,335,699
Series 2026H-1
01/01/2034	5.000%	1,625,000	1,681,730
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	4,170,000	4,297,659
Series 2026F
06/01/2036	5.000%	7,000,000	7,144,789
Series 2026A
12/01/2034	5.000%	5,000,000	5,168,204
The Black Belt Energy Gas District Gas Project
Series 2026J
11/01/2036	5.000%	8,500,000	8,770,541
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,056,087
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	6,644,464
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,287,514
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,160,294
Energy Southeast A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,506,137
Series 2025A
11/01/2035	5.000%	1,460,000	1,501,859
Series 2026B
11/01/2033	5.000%	1,330,000	1,391,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,513,868
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,591,221
Hoover Industrial Development Board(d)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	2,500,000	2,558,411
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,933,802
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,299,904
Total			88,411,189
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	5,250,000	5,253,094
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,298,957
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Project
Series 2022
06/15/2051	4.000%	1,700,000	1,254,636
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,265,768
Series 2018
02/15/2048	5.000%	1,580,000	1,509,898
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,173,995
07/01/2044	4.250%	1,700,000	1,480,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	2,500,000	2,049,696
Total			25,286,192
California 5.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,616,721
07/01/2054	4.500%	2,205,000	2,083,261
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 08/01/32)
11/01/2055	5.000%	2,500,000	2,548,854
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	1,750,000	1,785,731
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	8,000,000	8,086,647
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,565,790
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,724,523
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	555,168
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2026
07/01/2035	5.000%	500,000	540,195
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	970,034
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,134,524
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,500,000	2,240,651
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,872,739
California Public Finance Authority(b),(c)
Revenue Bonds
The Marisol
Series 2026A (Mandatory Put 04/01/33)
04/01/2066	5.100%	2,000,000	2,001,968
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,780,564
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,362,815
05/15/2055	5.500%	1,480,000	1,550,735
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,405,000	3,302,377
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	921,343
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,144,926
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	5,655,000	5,677,134
07/01/2058	5.250%	10,000,000	10,204,037
Series 2025
07/01/2042	5.250%	1,180,000	1,268,352
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	11,685,000	12,266,973
San Francisco City & County Airport Commission - International Airport(d)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,502,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,558,228
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			79,269,093
Colorado 1.8%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,343,566
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,015,558
Subordinated Series 2018A
12/01/2043	4.000%	3,500,000	3,208,324
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,610,272
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,486,920
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,234,969
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,921,523
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	406,501
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,216,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,250,000	1,303,417
Total			27,747,752
Connecticut 0.4%
Aquarion Water Authority(e)
Revenue Bonds
Subordinated Series 2026E
08/01/2049	0.000%	750,000	224,593
Subordinated Series 2026E (BAM)
08/01/2048	0.000%	500,000	162,431
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	5,039,499
Total			5,426,523
Delaware 0.6%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,498,418
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,095,000	1,073,832
07/01/2049	4.650%	960,000	932,592
07/01/2054	4.750%	770,000	750,224
Series 2026A
01/01/2057	5.750%	3,500,000	3,783,965
Total			9,039,031
District of Columbia 0.8%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,091,299
Series 2024A
10/01/2049	5.250%	4,375,000	4,483,970
Series 2025A
10/01/2050	5.000%	1,650,000	1,660,573
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	1,958,791
Total			13,194,633
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 2.7%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,058,539
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	411,600
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	73,140,000	6,181,149
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,331,156
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	446,270
09/01/2036	0.000%	700,000	456,516
09/01/2037	0.000%	700,000	432,759
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,047,399
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,024,865
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,792,138
10/01/2038	0.000%	1,500,000	840,843
10/01/2039	0.000%	1,505,000	793,640
10/01/2044	0.000%	1,795,000	701,124
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,016,302
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,303,631
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Industrial Development Authority
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	9,997,089
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,849,044
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Children’s Hospital
Series 2017
08/01/2047	4.000%	2,250,000	1,990,688
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,750,000	2,833,093
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	472,370
Total			43,100,215
Georgia 2.2%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	5,000,000	5,155,933
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	857,884
Main Street Energy, Inc.
Refunding Revenue Bonds
Main Street Energy, Inc. Energy Project
Series 2026C
09/01/2036	5.000%	2,000,000	2,065,680
Revenue Bonds
Energy Project
Series 2025D
12/01/2033	5.000%	3,000,000	3,114,505
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	4,200,000	4,342,960
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,725,963
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,771,975
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,719,795
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,538,443
12/01/2048	6.250%	1,960,000	1,942,078
Total			35,235,216
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,500,000	1,331,169
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,495,000	2,429,302
Total			3,760,471
Illinois 7.9%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	996,701
04/01/2048	5.750%	1,125,000	1,176,997
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,590,147
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,712,435
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,948,119
Series 2018
12/01/2046	5.000%	2,500,000	2,260,363
Series 2022A
12/01/2047	4.000%	4,000,000	3,165,284
Series 2023A
12/01/2047	5.875%	6,500,000	6,565,583
12/01/2049	6.000%	3,300,000	3,365,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	513,081
Series 2022B
12/01/2037	4.000%	8,000,000	7,011,770
Chicago O’Hare International Airport(d)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2047	5.000%	1,000,000	1,001,111
Series 2022
01/01/2048	4.500%	3,000,000	2,848,215
01/01/2055	5.000%	7,985,000	7,859,779
Series 2024A
01/01/2053	5.500%	3,000,000	3,084,000
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	785,906
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	831,756
Illinois Finance Authority(c)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	3,079,084
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,070,000	7,048,152
Revenue Bonds
Sustainable Bond
Series 2026C
10/01/2056	6.500%	2,500,000	2,829,495
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	819,378
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,698,376
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,071,794
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/01/2033	5.000%	5,000,000	5,138,210
05/01/2039	5.000%	4,320,000	4,385,844
05/01/2040	5.000%	5,005,000	5,073,645
05/01/2041	5.000%	6,000,000	6,073,759
Series 2020
05/01/2039	5.500%	2,700,000	2,836,286
Series 2020C
10/01/2042	4.000%	3,935,000	3,636,605
Series 2021B
12/01/2038	4.000%	3,970,000	3,810,214
Series 2022A
03/01/2042	5.500%	12,700,000	13,471,263
03/01/2047	5.500%	3,300,000	3,429,824
Series 2023B
05/01/2047	5.500%	1,750,000	1,819,215
05/01/2048	4.500%	400,000	371,553
Series 2024B
05/01/2049	5.250%	875,000	893,013
Series 2024C
10/01/2048	4.000%	3,000,000	2,641,859
Total			124,844,639
Indiana 0.5%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,012,815
01/01/2054	5.000%	2,400,000	2,341,293
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,020,812
Total			7,374,920
Iowa 1.3%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,544,698
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	8,895,000	7,664,813
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,992,441
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PEFA, Inc
Refunding Revenue Bonds
Gas Project
Series 2026A
04/01/2035	5.000%	2,500,000	2,621,082
Total			20,823,034
Kansas 0.1%
Wyandotte County - Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	2,000,000	1,985,079
Kentucky 0.6%
Kentucky Bond Development Corp.
Revenue Bonds
University of Kentucky Central Utility Plant Project
Series 2026
10/31/2056	5.500%	1,000,000	1,044,933
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	8,972,269
Total			10,017,202
Louisiana 1.0%
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,267,611
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,075,119
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	3,000,000	3,086,308
09/01/2066	5.000%	3,000,000	2,842,997
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,337,156
Total			15,609,191
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	14,975,000	12,821,417
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Department of Housing & Community Development
Refunding Revenue Bonds
Sustainable Bond
Series 2026B
09/01/2056	6.250%	4,000,000	4,418,945
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	792,700
Total			18,033,062
Massachusetts 0.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Harvard University Issue
Series 2026A
02/15/2036	4.000%	2,325,000	2,443,138
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,534,217
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	786,932
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,755,000	2,429,982
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,380,961
Total			13,575,230
Michigan 4.2%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,370,853
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,132,989
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,241,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
12/01/2044	4.500%	1,225,000	1,205,376
12/01/2049	4.650%	1,100,000	1,062,024
12/01/2053	4.700%	1,610,000	1,568,843
Series 2026A
12/01/2056	6.000%	2,700,000	2,952,067
Social Bond
Series 2022A
06/01/2043	4.100%	6,835,000	6,461,846
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,030,737
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,654,981
10/01/2047	3.850%	4,155,000	3,649,658
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,557,014
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,516,167
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,702,556
Total			66,106,382
Minnesota 0.9%
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2045	5.000%	1,250,000	1,166,810
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	840,081
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,717,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,825,000	1,785,960
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	2,004,662
02/01/2034	0.000%	1,565,000	1,184,965
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	751,826
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,825,000	2,201,617
Total			13,653,609
Missouri 0.5%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,796,156
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,260,232
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2024 (GNMA)
11/01/2049	4.600%	730,000	707,926
Series 2025
11/01/2055	5.000%	1,000,000	1,005,435
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,500,322
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2042	5.000%	2,000,000	2,000,280
Total			8,270,351
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana 0.2%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	290,000	266,119
12/01/2047	3.600%	375,000	325,750
Montana Facility Finance Authority
Refunding Revenue Bonds
St. John’s United Project
Series 2026
11/15/2031	4.100%	1,000,000	1,000,134
11/15/2033	4.650%	2,225,000	2,224,473
Total			3,816,476
Nebraska 1.2%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,313,416
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2036	4.125%	1,045,000	1,025,970
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	9,101,397
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,589,013
09/01/2042	3.050%	375,000	306,171
Total			19,335,967
Nevada 0.3%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	570,008
12/15/2045	5.125%	1,255,000	1,197,473
Series 2018A
12/15/2038	5.000%	415,000	412,521
12/15/2048	5.000%	2,000,000	1,829,181
Total			4,009,183
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.9%
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	2,855,000	1,645,531
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,400,000	1,530,671
New Hampshire Business Finance Authority(e)
Revenue Bonds
Goodland Project
Series 2026
12/15/2039	0.000%	3,000,000	1,203,908
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	2,700,000	2,681,622
Series 2025
12/15/2033	5.875%	2,400,000	2,385,421
Silverado Project
Series 2024
12/01/2028	5.000%	400,000	399,082
Tamarron Project
Series 2024
12/01/2035	5.250%	4,200,000	4,141,308
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	411,000	410,839
Total			14,398,382
New Jersey 4.9%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,170,980
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,843,883
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,480,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
11

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,578,800
01/01/2045	6.625%	1,500,000	1,574,561
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	3,500,000	3,735,786
Revenue Bonds
Series 2018A
12/01/2034	4.000%	30,000	29,979
12/01/2035	4.000%	30,000	29,971
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,489,999
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,866,398
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,749,253
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,230,000	2,455,723
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,174,572
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,003,812
Series 2023BB
06/15/2046	5.000%	5,255,000	5,424,177
Series 2025AA
06/15/2050	5.000%	2,500,000	2,556,869
06/15/2050	5.250%	2,750,000	2,874,773
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,298,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,994,384
01/01/2052	5.250%	6,250,000	6,528,044
Series 2025A
01/01/2044	5.000%	2,500,000	2,667,116
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,855,856
Total			77,383,727
New York 10.7%
Build NYC Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,250,000	1,270,881
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	962,290
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,793,515
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,274,033
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,596,812
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,429,019
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,085,321
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,500,424
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,576,844
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority(h)
Refunding Revenue Bonds
Series 2026B
09/01/2048	5.000%	1,500,000	1,556,814
09/01/2056	5.250%	3,000,000	3,121,978
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	10,990,127
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,747,578
Series 2019
11/01/2049	3.250%	4,000,000	3,030,667
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	10,000,000	10,295,651
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,348,688
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,528,628
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	530,002
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,924,254
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,287,621
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,206,534
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,532,202
11/01/2052	4.500%	3,500,000	3,371,127
New York State Dormitory Authority
Refunding Revenue Bonds
Cornell University
Series 2020A
07/01/2050	4.000%	6,270,000	5,660,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,105,591
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	4,000,000	3,631,183
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,356,925
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,333,384
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,358,126
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,308,616
Series 2024
06/30/2060	5.500%	12,475,000	12,563,484
Series 2025
06/30/2050	6.000%	1,500,000	1,587,091
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,974,527
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	3,950,320
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,482,002
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,344,756
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,082,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
13

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,090,761
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,021,045
09/15/2047	5.250%	1,475,000	1,399,452
09/15/2053	5.250%	2,795,000	2,561,121
Total			167,772,780
North Carolina 1.0%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,303,716
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,800,812
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,431,750
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	845,699
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,663,804
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,010,390
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,521,077
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,780,610
Total			16,357,858
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	653,056
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	360,588
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	851,734
Series 2019C
07/01/2039	3.200%	1,530,000	1,318,891
Series 2024C
07/01/2049	4.750%	5,750,000	5,689,566
Total			8,873,835
Ohio 3.5%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	29,010,000	21,935,958
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	12,000,000	12,514,923
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,349,524
12/01/2049	5.125%	1,270,000	971,567
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Corp.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,445,478
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,770,000	4,638,628
Series 2024A (GNMA)
09/01/2049	4.550%	4,685,000	4,597,289
09/01/2054	4.650%	4,680,000	4,536,413
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,118,052
Total			55,107,832
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,678,768
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,529,158
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,257,711
11/15/2045	5.250%	1,885,000	1,883,789
Total			7,349,426
Oregon 0.9%
Oregon State Facilities Authority(c)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2055	5.625%	820,000	804,380
06/15/2065	6.000%	1,250,000	1,258,079
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,423,066
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,168,590
Total			14,654,115
Pennsylvania 4.2%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	545,171
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,390,581
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,288,216
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,278,669
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	936,337
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,433,553
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	675,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,125,070
06/30/2042	5.000%	10,000,000	9,869,552
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,040,109
06/30/2061	6.000%	3,000,000	3,141,407
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,052,474
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,559,008
Revenue Bonds
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,507,386
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,799,319
Series 2025-149A
10/01/2055	6.500%	1,955,000	2,188,189
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,036
Total			65,835,077
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
15

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 5.2%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,046,134	3,683,677
Subordinated Series 2022
11/01/2043	0.000%	3,494,731	2,489,996
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	16,279,362
Series 2022A
07/01/2047	4.000%	780,000	717,241
Puerto Rico Electric Power Authority(f),(j)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,989,712
07/01/2032	0.000%	2,420,000	1,760,550
Series 2008WW
07/01/2033	0.000%	1,750,000	1,273,125
07/01/2038	0.000%	1,750,000	1,273,125
Series 2010CCC
07/01/2028	0.000%	5,000,000	3,637,500
Series 2012A
07/01/2042	0.000%	925,000	672,938
Puerto Rico Sales Tax Financing Corp.(e),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	19,068,456
07/01/2051	0.000%	30,030,000	7,939,788
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A-1
07/01/2053	4.750%	6,000,000	5,696,356
07/01/2058	5.000%	16,420,000	15,776,305
Total			82,258,131
South Carolina 1.8%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,126,532
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy Project
Series 2025
06/15/2033	5.500%	4,000,000	3,900,372
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,263,279
11/01/2054	5.500%	2,500,000	2,611,267
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	382,283
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,534,289
Series 2022A
12/01/2047	4.000%	9,000,000	8,167,990
Series 2025A
12/01/2055	5.000%	1,625,000	1,638,508
Total			28,624,520
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,306,185
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,447,372
05/01/2049	4.625%	3,410,000	3,286,476
Total			15,040,033
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,708,475
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	4,000,000	3,824,447
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	4,099,834
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	406,471
07/01/2047	3.650%	895,000	801,459
Series 2018-1
07/01/2042	3.900%	435,000	403,641
Series 2024-1A
07/01/2044	4.500%	850,000	838,602
07/01/2049	4.700%	1,350,000	1,339,162
07/01/2054	4.800%	565,000	551,401
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,364,678
Total			18,338,170
Texas 10.6%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	212,500
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	877,170
Arlington Higher Education Finance Corp.
Revenue Bonds
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,596,582
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	5,000,000	5,071,082
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,966,051
07/15/2036	4.000%	3,000,000	2,808,616
Series 2018
07/15/2037	5.000%	2,100,000	2,103,545
City of Gunter(h)
Special Assessment Bonds
Platinum Ranch Public Improvement
Series 2026
09/15/2056	6.000%	1,740,000	1,707,544
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston(d)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,494,917
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,283,306
United Airlines, Inc. Terminal Improvement Projects
Series 2025
07/15/2031	5.250%	3,000,000	3,158,904
City Of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Catering Operations Facility Project
Series 2026
07/15/2035	5.500%	5,300,000	5,698,081
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding Revenue Bonds
First Lien
Series 2026C
09/01/2058	5.500%	1,000,000	1,059,672
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,442,384
County of Harris(h)
Unlimited General Obligation Bonds
Series 2026A
09/15/2056	5.000%	1,250,000	1,272,983
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	5,802,704
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,519,522
Series 2024
02/01/2054	4.250%	5,000,000	4,668,888
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,550,000	5,116,309
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	7,500,000	6,671,106
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
17

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,469,877
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,975,000	4,444,623
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,453,078
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	6,000,000	5,406,437
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,565,262
Katy Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	1,700,000	1,496,183
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	9,325,000	8,255,840
Mission Economic Development Corp.(b),(d)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,599,501
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2026 (Mandatory Put 06/01/30)
12/01/2064	5.000%	2,250,000	2,321,856
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,442,654
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,398,102
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	1,000,000
07/01/2047	5.000%	1,000,000	1,000,000
07/01/2052	4.750%	1,500,000	1,500,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	487,740
11/15/2046	5.500%	750,000	678,958
New Hope Cultural Education Facilities Finance Corp.(f),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	72,419	7,242
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	12,853	1,285
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,170,000
07/01/2051	0.000%	5,235,000	3,926,250
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,926,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,277,369
Pottsboro Higher Education Finance Corp.
Prerefunded 08/18/26 Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	385,342
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	3,765,000	3,328,049
02/15/2054	4.250%	3,000,000	2,779,247
Series 2024A
02/15/2049	4.000%	5,000,000	4,560,061
Texas Department of Housing & Community Affairs(h)
Refunding Revenue Bonds
Series 2026C
07/01/2057	6.250%	3,500,000	3,920,617
Texas Municipal Gas Acquisition & Supply Corp. V
Revenue Bonds
Series 2026
04/01/2036	5.000%	3,500,000	3,612,555
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	7,000,000	7,212,131
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,758,121
Segment 3C Project
Series 2019
06/30/2058	5.000%	10,000,000	9,740,277
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	611,504
08/01/2039	0.000%	600,000	326,369
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,544,171
Waxahachie Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	4.000%	2,100,000	1,920,725
Total			167,059,892
Utah 0.8%
High Star Ranch Infrastructure Financing District(c)
Special Assessment Bonds
High Star Ranch Assessment Area
Series 2026
12/01/2055	6.250%	3,000,000	3,021,818
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,863,340
Point Phase 1 Public Infrastructure District No. 1(c),(k)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	1,000,000	1,012,298
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,492,418
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,341,864
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	762,651
Total			12,494,389
Virginia 0.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2051	5.000%	7,470,000	7,255,313
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	2,125,000	2,097,881
12/31/2056	5.000%	2,000,000	1,958,072
Total			11,311,266
Washington 0.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,654,827
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	505,490
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,230,530
07/01/2059	6.250%	1,165,000	1,223,864
07/01/2063	6.375%	385,000	406,292
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,536,057
Total			9,557,060
West Virginia 0.2%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,600,000	1,631,638
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
19

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	1,078,364
Total			2,710,002
Wisconsin 4.2%
Public Finance Authority(c),(k)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	1,718,954	1,685,641
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,249,620
09/01/2054	5.000%	1,000,000	947,859
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,976,147
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,285,752
Series 2023A
07/01/2062	5.750%	9,200,731	9,448,823
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	5,000,000	4,955,517
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	410,731
05/15/2047	5.250%	220,000	219,135
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	2,934,198
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	2,541,541	2,540,922
Candela Project
Series 2023
12/15/2029	6.125%	400,000	403,107
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,092,171	1,082,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c),(e)
Revenue Bonds
Cole Ranch Project
Series 2026
12/15/2040	0.000%	1,000,000	337,541
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	1,790,000	759,811
Heritage Bend Project
Series 2025
12/15/2042	0.000%	5,500,000	1,736,774
Public Finance Authority(c),(i)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	4,075,000
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,472,204
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,180,189
Revenue Bonds
Chiara Housing and Services, Inc. Project
Series 2025
07/01/2060	6.625%	2,000,000	2,092,491
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,877,017
Series 2018B
07/01/2033	4.250%	1,250,000	1,235,305
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,338,710
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,101,645
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	874,231
03/01/2039	3.000%	195,000	166,726
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,755,000	1,916,200
Total			65,304,076
Total Municipal Bonds (Cost $1,554,344,308)			1,498,355,211

Municipal Short Term 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.1%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 11/02/26)
01/01/2065	18.710%	1,535,000	982,400
Illinois 0.1%
Illinois Finance Authority(b),(c),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.670%	2,100,000	2,131,662
Total Municipal Short Term (Cost $3,558,250)			3,114,062

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(l),(m),(n)	15,558	155
Total Warrants (Cost $1)		155

Money Market Funds 2.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.187%(o)	31,738,495	31,741,668
Total Money Market Funds (Cost $31,738,495)		31,741,668
Total Investments in Securities (Cost $1,629,041,054)		1,572,611,096
Other Assets & Liabilities, Net		1,315,816
Net Assets		$1,573,926,912
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $142,263,277, which represents 9.04% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(h)	Represents a security purchased on a when-issued basis.
(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2026, the total value of these securities amounted to $82,258,131, which represents 5.23% of total net assets.

(k)	Partial payment received at last interest date.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $155, which represents less than 0.01% of total net assets.

(m)	Non-income producing investment.
(n)	Valuation based on significant unobservable inputs.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
21

Portfolio of Investments (continued)
July 31, 2026
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	39,400,000	—	39,400,000
Municipal Bonds	—	1,498,355,211	—	1,498,355,211
Municipal Short Term	—	3,114,062	—	3,114,062
Warrants
Financials	—	—	155	155
Total Warrants	—	—	155	155
Money Market Funds	31,741,668	—	—	31,741,668
Total Investments in Securities	31,741,668	1,540,869,273	155	1,572,611,096
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
23

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,629,041,054)	$1,572,611,096
Cash	87,148
Receivable for:
Investments sold on a delayed delivery basis	3,180,300
Capital shares sold	6,264,444
Dividends	52,393
Interest	15,996,489
Expense reimbursement due from Investment Manager	3,072
Prepaid expenses	8,412
Total assets	1,598,203,354
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	14,796,567
Capital shares redeemed	3,419,090
Distributions to shareholders	5,648,274
Management services fees	20,077
Distribution and/or service fees	4,238
Transfer agent fees	75,288
Compensation of board members	875
Other expenses	66,896
Deferred compensation of board members	245,137
Total liabilities	24,276,442
Net assets applicable to outstanding capital stock	$1,573,926,912
Represented by
Paid in capital	1,885,248,540
Total distributable earnings (loss)	(311,321,628)
Total - representing net assets applicable to outstanding capital stock	$1,573,926,912
Class A
Net assets	$522,793,512
Shares outstanding	36,330,636
Net asset value per share	$14.39
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.84
Class C
Net assets	$24,035,402
Shares outstanding	1,669,256
Net asset value per share	$14.40
Institutional Class
Net assets	$893,137,430
Shares outstanding	62,188,760
Net asset value per share	$14.36
Institutional 2 Class
Net assets	$57,107,839
Shares outstanding	3,976,125
Net asset value per share	$14.36
Institutional 3 Class
Net assets	$72,077,987
Shares outstanding	5,010,930
Net asset value per share	$14.38
Class S
Net assets	$4,774,742
Shares outstanding	332,441
Net asset value per share	$14.36
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Municipal Income Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$642,388
Interest	72,693,055
Total income	73,335,443
Expenses:
Management services fees	7,422,940
Distribution and/or service fees
Class A	1,378,432
Class C	275,876
Transfer agent fees
Class A	349,103
Class C	17,477
Institutional Class	553,367
Institutional 2 Class	29,226
Institutional 3 Class	4,734
Class S	3,461
Custodian fees	17,676
Printing and postage fees	47,561
Registration fees	136,199
Accounting services fees	32,824
Legal fees	166,849
Compensation of chief compliance officer	254
Compensation of board members	26,124
Deferred compensation of board members	68,183
Other	35,252
Total expenses	10,565,538
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,064,758)
Total net expenses	9,500,780
Net investment income	63,834,663
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(26,920,801)
Net realized loss	(26,920,801)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	85,893,242
Net change in unrealized appreciation (depreciation)	85,893,242
Net realized and unrealized gain	58,972,441
Net increase in net assets resulting from operations	$122,807,104
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
25

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$63,834,663	$69,468,176
Net realized loss	(26,920,801)	(46,741,994)
Net change in unrealized appreciation (depreciation)	85,893,242	(74,025,267)
Net increase (decrease) in net assets resulting from operations	122,807,104	(51,299,085)
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,029,021)	(22,931,671)
Advisor Class	—	(486,562)
Class C	(843,792)	(1,130,004)
Institutional Class	(35,557,846)	(38,036,001)
Institutional 2 Class	(2,206,150)	(1,915,028)
Institutional 3 Class	(3,392,076)	(5,279,648)
Class S	(221,373)	(266,135)
Total distributions to shareholders	(63,250,258)	(70,045,049)
Decrease in net assets from capital stock activity	(116,311,376)	(51,344,380)
Total decrease in net assets	(56,754,530)	(172,688,514)
Net assets at beginning of year	1,630,681,442	1,803,369,956
Net assets at end of year	$1,573,926,912	$1,630,681,442
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,494,893	65,012,781	7,372,943	107,316,738
Distributions reinvested	1,403,893	20,371,111	1,524,024	22,204,804
Shares redeemed	(9,755,342)	(141,130,697)	(11,738,025)	(170,550,130)
Net decrease	(3,856,556)	(55,746,805)	(2,841,058)	(41,028,588)
Advisor Class
Shares sold	—	—	165,260	2,463,664
Distributions reinvested	—	—	26,250	391,752
Shares redeemed	—	—	(2,879,011)	(42,883,276)
Net decrease	—	—	(2,687,501)	(40,027,860)
Class C
Shares sold	214,772	3,128,200	457,176	6,652,188
Distributions reinvested	56,067	813,795	73,875	1,077,665
Shares redeemed	(807,940)	(11,722,766)	(1,160,120)	(16,824,796)
Net decrease	(537,101)	(7,780,771)	(629,069)	(9,094,943)
Institutional Class
Shares sold	18,313,515	265,056,039	27,894,756	406,177,552
Distributions reinvested	2,243,942	32,493,729	2,411,527	35,037,101
Shares redeemed	(21,228,134)	(306,231,617)	(28,357,455)	(407,553,667)
Net increase (decrease)	(670,677)	(8,681,849)	1,948,828	33,660,986
Institutional 2 Class
Shares sold	1,301,078	18,602,846	1,255,075	18,282,431
Distributions reinvested	152,248	2,206,104	131,670	1,914,363
Shares redeemed	(635,755)	(9,194,280)	(1,326,104)	(19,197,270)
Net increase	817,571	11,614,670	60,641	999,524
Institutional 3 Class
Shares sold	1,373,633	19,850,616	2,565,157	37,289,218
Distributions reinvested	171,262	2,483,938	187,825	2,735,380
Shares redeemed	(5,218,970)	(75,595,708)	(3,006,294)	(43,509,555)
Net decrease	(3,674,075)	(53,261,154)	(253,312)	(3,484,957)
Class S
Shares sold	177	2,574	656,311	9,880,075
Distributions reinvested	15,303	221,373	18,388	266,070
Shares redeemed	(184,649)	(2,679,414)	(173,089)	(2,514,687)
Net increase (decrease)	(169,169)	(2,455,467)	501,610	7,631,458
Total net decrease	(8,090,007)	(116,311,376)	(3,899,861)	(51,344,380)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$13.88	0.56	0.50	1.06	(0.55)	—	(0.55)
Year Ended 7/31/2025	$14.86	0.54	(0.97)	(0.43)	(0.55)	—	(0.55)
Year Ended 7/31/2024	$14.41	0.53	0.47	1.00	(0.55)	—	(0.55)
Year Ended 7/31/2023	$15.07	0.47	(0.65)	(0.18)	(0.48)	—	(0.48)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Class C
Year Ended 7/31/2026	$13.89	0.45	0.50	0.95	(0.44)	—	(0.44)
Year Ended 7/31/2025	$14.87	0.43	(0.97)	(0.54)	(0.44)	—	(0.44)
Year Ended 7/31/2024	$14.42	0.42	0.47	0.89	(0.44)	—	(0.44)
Year Ended 7/31/2023	$15.08	0.36	(0.65)	(0.29)	(0.37)	—	(0.37)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Institutional Class
Year Ended 7/31/2026	$13.85	0.59	0.51	1.10	(0.59)	—	(0.59)
Year Ended 7/31/2025	$14.83	0.58	(0.98)	(0.40)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.56	0.47	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.65)	(0.15)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Institutional 2 Class
Year Ended 7/31/2026	$13.86	0.60	0.49	1.09	(0.59)	—	(0.59)
Year Ended 7/31/2025	$14.83	0.58	(0.97)	(0.39)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.57	0.46	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$14.39	7.70%	0.81%	0.75%	3.85%	17%	$522,794
Year Ended 7/31/2025	$13.88	(3.03% )	0.81% (c)	0.75% (c)	3.70%	27%	$557,882
Year Ended 7/31/2024	$14.86	7.13%	0.82% (c)	0.76% (c)	3.67%	33%	$639,344
Year Ended 7/31/2023	$14.41	(1.11% )	0.80% (c)	0.77% (c)	3.24%	19%	$660,007
Year Ended 7/31/2022	$15.07	(10.43% )	0.78% (c),(d)	0.78% (c),(d),(e),(f)	2.24%	29%	$760,677
Class C
Year Ended 7/31/2026	$14.40	6.89%	1.56%	1.50%	3.10%	17%	$24,035
Year Ended 7/31/2025	$13.89	(3.76% )	1.56% (c)	1.50% (c)	2.94%	27%	$30,648
Year Ended 7/31/2024	$14.87	6.32%	1.57% (c)	1.51% (c)	2.91%	33%	$42,157
Year Ended 7/31/2023	$14.42	(1.85% )	1.55% (c)	1.53% (c)	2.48%	19%	$52,403
Year Ended 7/31/2022	$15.08	(11.09% )	1.53% (c),(d)	1.53% (c),(d),(e),(f)	1.48%	29%	$69,643
Institutional Class
Year Ended 7/31/2026	$14.36	7.97%	0.56%	0.50%	4.10%	17%	$893,137
Year Ended 7/31/2025	$13.85	(2.80% )	0.56% (c)	0.50% (c)	3.96%	27%	$870,914
Year Ended 7/31/2024	$14.83	7.40%	0.57% (c)	0.51% (c)	3.93%	33%	$903,278
Year Ended 7/31/2023	$14.38	(0.87% )	0.55% (c)	0.53% (c)	3.47%	19%	$840,109
Year Ended 7/31/2022	$15.04	(10.22% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.45%	29%	$1,068,842
Institutional 2 Class
Year Ended 7/31/2026	$14.36	7.91%	0.55%	0.48%	4.12%	17%	$57,108
Year Ended 7/31/2025	$13.86	(2.73% )	0.55% (c)	0.50% (c)	3.96%	27%	$43,765
Year Ended 7/31/2024	$14.83	7.41%	0.56% (c)	0.50% (c)	3.95%	33%	$45,945
Year Ended 7/31/2023	$14.38	(0.86% )	0.55% (c)	0.52% (c)	3.47%	19%	$27,632
Year Ended 7/31/2022	$15.04	(10.22% )	0.52% (c),(d)	0.52% (c),(d),(f)	2.44%	29%	$40,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
29

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$13.88	0.60	0.50	1.10	(0.60)	—	(0.60)
Year Ended 7/31/2025	$14.85	0.58	(0.96)	(0.38)	(0.59)	—	(0.59)
Year Ended 7/31/2024	$14.40	0.57	0.47	1.04	(0.59)	—	(0.59)
Year Ended 7/31/2023	$15.06	0.51	(0.65)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Class S
Year Ended 7/31/2026	$13.86	0.59	0.50	1.09	(0.59)	—	(0.59)
Year Ended 7/31/2025(g)	$15.14	0.48	(1.28)	(0.80)	(0.48)	—	(0.48)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Strategic Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$14.38	7.95%	0.50%	0.44%	4.15%	17%	$72,078
Year Ended 7/31/2025	$13.88	(2.68% )	0.50% (c)	0.45% (c)	4.01%	27%	$120,522
Year Ended 7/31/2024	$14.85	7.45%	0.51% (c)	0.45% (c)	3.97%	33%	$132,767
Year Ended 7/31/2023	$14.40	(0.81% )	0.50% (c)	0.47% (c)	3.53%	19%	$139,010
Year Ended 7/31/2022	$15.06	(10.21% )	0.48% (c),(d)	0.47% (c),(d),(f)	2.55%	29%	$165,440
Class S
Year Ended 7/31/2026	$14.36	7.90%	0.56%	0.50%	4.09%	17%	$4,775
Year Ended 7/31/2025 (g)	$13.86	(5.37% )	0.57% (c)	0.50% (c)	4.04%	27%	$6,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
31

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
July 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
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33

Notes to Financial Statements (continued)
July 31, 2026
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.47% of the Fund’s average daily net assets.
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Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.06
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, no minimum account balance fees were charged by the Fund.
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35

Notes to Financial Statements (continued)
July 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $343,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	93,629
Class C	—	1.00 (b)	2,085

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.75	0.75
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.48	0.50
Institutional 3 Class	0.44	0.45
Class S	0.50	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
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Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
555,584	(555,584)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026				Year Ended July 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
123,280	63,126,978	—	63,250,258	79,757	69,965,292	—	70,045,049
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	10,960,689	—	(252,546,802)	(63,842,104)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,636,453,200	7,784,654	(71,626,758)	(63,842,104)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Strategic Municipal Income Fund  | 2026
37

Notes to Financial Statements (continued)
July 31, 2026
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(100,260,205)	(152,286,597)	(252,546,802)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $269,833,476 and $408,502,375, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
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Notes to Financial Statements (continued)
July 31, 2026
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 47.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Strategic Municipal Income Fund  | 2026
39

Notes to Financial Statements (continued)
July 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Strategic Municipal Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Strategic Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic Municipal Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, issuer of a privately offered security and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Strategic Municipal Income Fund  | 2026
41

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.81%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
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Columbia Strategic Municipal Income Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic Municipal Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Strategic Municipal Income Fund  | 2026
43

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
44
Columbia Strategic Municipal Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Strategic Municipal Income Fund  | 2026
45

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
46
Columbia Strategic Municipal Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN118_(09/26)

Columbia Minnesota Tax-Exempt Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Minnesota Tax-Exempt Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,009,080
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,116,183
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,213,015
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,109,425
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,065,146
Total			11,512,849
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,995,000	2,334,104
Charter Schools 9.6%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	320,000	318,299
07/01/2047	4.250%	1,000,000	856,581
07/01/2052	4.375%	2,255,000	1,870,730
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	999,204
07/01/2045	5.000%	3,135,000	2,926,359
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,084
07/01/2050	5.500%	1,500,000	1,499,977
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,563,072
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,006,085
08/01/2050	5.375%	3,600,000	3,508,634
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,280,104
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,074,289
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,558,230
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,349,633
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	3,470,000	1,875,853
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	369,793
07/01/2055	5.000%	1,410,000	1,037,356
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,004,472
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	991,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,793,131
06/15/2054	5.000%	1,000,000	869,102
City of Woodbury(c)
Refunding Revenue Bonds
Math and Science Academy
Series 2025
06/01/2063	5.500%	1,000,000	899,609
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2021
07/01/2056	4.000%	1,725,000	1,212,498
Series 2025
07/01/2065	6.000%	1,500,000	1,467,913
Housing & Redevelopment Authority of the City of St. Paul
Refunding Revenue Bonds
Nova Classical Academy Project
Series 2025
09/01/2055	5.500%	555,000	538,293
09/01/2065	5.625%	1,330,000	1,283,205
Housing & Redevelopment Authority of the City of St. Paul(c)
Revenue Bonds
Metro Deaf School Project
Series 2026
06/15/2061	6.375%	1,200,000	1,185,030
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	1,983,652
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,583,102
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	805,368
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	470,000	443,861
09/01/2047	4.125%	660,000	564,028
Series 2021
09/01/2031	4.000%	200,000	196,668
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	85,000	83,262
03/01/2043	4.625%	1,000,000	820,073
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	646,162
08/01/2046	4.250%	2,935,000	2,490,561
Total			46,356,192
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	958,987
Higher Education 7.1%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	488,778
03/01/2039	4.000%	500,000	476,663
03/01/2040	4.000%	1,000,000	944,059
03/01/2047	4.000%	2,500,000	2,270,660
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,688,466
10/01/2047	5.000%	2,000,000	1,941,498
Macalester College
Series 2017
03/01/2042	4.000%	900,000	867,189
03/01/2048	4.000%	600,000	540,421
Series 2021
03/01/2040	3.000%	365,000	307,412
03/01/2043	3.000%	325,000	262,599
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	543,740
10/01/2038	4.000%	920,000	850,607
St. Olaf College
Series 2016-8N
10/01/2035	4.000%	500,000	500,086
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,829,093
Series 2017A
10/01/2035	4.000%	800,000	800,594
10/01/2037	4.000%	750,000	740,700
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,721,860
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	858,289
College of St. Scholastica
Series 2012
12/01/2032	4.000%	350,000	338,014
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,348,322
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	370,327
10/01/2032	5.000%	645,000	645,547
10/01/2033	5.000%	350,000	350,284
10/01/2034	5.000%	380,000	380,310
University of St. Thomas
Series 2022B
10/01/2052	5.000%	7,895,000	7,909,651
University of Minnesota
Refunding Revenue Bonds
Series 2026A
04/01/2040	5.000%	1,500,000	1,636,282
04/01/2041	5.000%	1,665,000	1,803,696
Total			34,415,147
Hospital 17.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	233,985
05/01/2051	5.000%	1,500,000	691,830
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,427,398
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	9,921,422
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,000,115
09/01/2035	4.000%	1,500,000	1,365,560
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	3,500,000	3,385,178
11/15/2038	4.000%	1,130,000	1,080,892
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services Project
Series 2017
04/01/2037	4.000%	1,810,000	1,690,396
04/01/2041	5.000%	675,000	661,522
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,224,970
Revenue Bonds
Mayo Clinic
Series 2025A
11/15/2053	4.375%	5,000,000	4,720,310
Mayo Clinic Project
Series 2026A
11/15/2033	5.000%	1,000,000	1,105,988
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2024
05/01/2054	5.000%	4,210,000	4,238,859
Series 2026
05/01/2036	5.000%	3,200,000	3,528,137
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,951,876
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,192,514
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	931,481
02/15/2043	5.000%	1,615,000	1,627,882
02/15/2048	5.000%	1,300,000	1,294,586
02/15/2058	5.000%	6,000,000	5,870,744
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	350,385
06/15/2038	4.000%	375,000	371,591
06/15/2039	4.000%	225,000	221,214
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,478,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,164,427
11/15/2037	4.000%	600,000	575,663
11/15/2043	4.000%	3,000,000	2,663,085
HealthPartners Obligated Group
Series 2015
07/01/2035	4.000%	5,000,000	4,892,807
Minnesota Agricultural & Economic Development Board
Revenue Bonds
HealthPartners Obligated Group
Series 2024
01/01/2054	5.250%	5,250,000	5,340,762
Total			85,203,775
Joint Power Authority 0.3%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,338
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2035	5.000%	170,000	171,137
01/01/2036	5.000%	180,000	181,150
Southern Minnesota Municipal Power Agency
Unlimited General Obligation Refunding Bonds
Series 2025A
01/01/2046	5.000%	865,000	913,367
Total			1,515,992
Local Appropriation 2.3%
Chaska Economic Development Authority
Refunding Revenue Bonds
Series 2026A
02/01/2043	4.000%	1,685,000	1,605,326
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	567,598
02/01/2045	5.375%	725,000	758,164
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,001,567
02/01/2042	4.000%	5,250,000	5,021,041
Rum River Special Education Cooperative
Certificate of Participation
Series 2025A
02/01/2046	5.500%	1,300,000	1,311,399
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	488,919
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	553,058
Total			11,307,072
Local General Obligation 29.6%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,877,347
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	846,427
02/01/2038	0.000%	1,335,000	798,733
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	900,149
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,799,982
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,450,502
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,444,683
City of Woodbury
Unlimited General Obligation Bonds
Series 2026A
02/01/2034	5.000%	3,900,000	4,351,728
County of Hennepin
Unlimited General Obligation Bonds
Series 2024A
12/01/2037	5.000%	7,120,000	7,876,617
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	901,067
02/01/2040	3.000%	1,000,000	849,459
02/01/2041	3.000%	1,230,000	1,022,908
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	866,320
02/01/2033	0.000%	1,075,000	822,732
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,524,665
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,038,180
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,053,401
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,074,731
02/01/2033	0.000%	2,140,000	1,694,293
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,963,901
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,901,915
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,973,904
02/01/2039	2.250%	2,580,000	1,956,123
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,092,019
02/01/2040	3.000%	2,515,000	2,121,309
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,461,528
Unlimited General Obligation Refunding Bonds
Series 2026A
03/01/2038	5.000%	5,000,000	5,576,785
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnetonka Independent School District No. 276(d)
Unlimited General Obligation Bonds
Series 2026A
02/01/2043	0.000%	1,400,000	692,395
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,628,151
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,241,689
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,752,746
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,073,415
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	4,985,551
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,007,279
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,800,198
02/01/2036	3.000%	1,000,000	907,901
02/01/2037	3.000%	1,035,000	924,590
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,247,277
02/01/2033	0.000%	2,585,000	1,967,090
02/01/2034	0.000%	1,500,000	1,088,374
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,781,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,316,896
02/01/2044	4.000%	3,000,000	2,876,116
St. Cloud Independent School District No. 742(d)
Unlimited General Obligation Bonds
Series 2025A
02/01/2027	0.000%	300,000	295,478
02/01/2028	0.000%	285,000	271,980
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	6,856,462
02/01/2043	4.000%	2,275,000	2,209,008
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,627,836
02/01/2039	0.000%	2,175,000	1,155,825
White Bear Lake Independent School District No. 624
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	4,285,000	3,304,770
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	645,587
02/01/2036	3.000%	470,000	426,714
02/01/2037	3.000%	500,000	446,662
02/01/2038	3.000%	1,000,000	879,090
02/01/2039	3.000%	1,000,000	862,872
Total			143,515,080
Multi-Family 3.1%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,728,379	1,895,193
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,476,469	3,534,225
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,389,694
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	7,643,343	5,781,289
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,466,984
Total			15,067,385
Municipal Power 0.3%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	2,090,000	1,520,475
Nursing Home 1.8%
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,580,424
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	847,618
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,108,169
05/01/2048	5.125%	6,080,000	5,238,422
Total			8,774,633
Other Bond Issue 0.3%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2020A
12/01/2036	5.000%	1,580,000	1,621,479
Other Utility 1.1%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2032	4.000%	800,000	802,082
10/01/2033	4.000%	655,000	656,040
Series 2017B
10/01/2037	4.000%	800,000	785,239
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,241,909
Series 2024-1
10/01/2046	5.000%	1,120,000	1,153,754
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	920,164
Total			5,559,188
Pool / Bond Bank 0.4%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Minnesota Rural Water Finance Authority Public Projects
Series 2026
01/01/2028	2.875%	2,000,000	1,995,649
Retirement Communities 6.9%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	972,327
11/01/2046	5.000%	1,500,000	1,352,820
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,598,796
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	405,078
09/01/2061	4.000%	870,000	664,225
PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project
Series 2025
09/01/2065	5.625%	1,000,000	1,002,758
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,216,943
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	417,541
08/01/2048	4.000%	500,000	373,803
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,238,792
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,040,639
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,542,154
10/01/2047	5.000%	2,000,000	1,858,844
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,370,710
08/01/2053	5.000%	600,000	515,394
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,987,462
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,770,089
09/01/2042	5.000%	875,000	818,648
City of Shakopee Senior Housing
Refunding Revenue Bonds
Benedictine Senior Living Obligation
Series 2025
11/01/2065	5.875%	1,500,000	1,516,498
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,361,698
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes - Norris Square Project
Series 2026
06/01/2031	4.000%	715,000	710,612
06/01/2062	5.500%	1,000,000	971,839
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	262,591
09/01/2037	4.250%	300,000	285,187
09/01/2042	5.000%	1,000,000	999,941
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,565,733
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,369,277
Total			33,190,399
Sales Tax 1.0%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,128,708
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	970,779	708,669
Subordinated Series 2022
11/01/2043	0.000%	713,211	508,162
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	6,501,000	1,718,833
Total			5,064,372
Single Family 6.1%
Minnesota Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	449,801	399,887
06/01/2049	3.150%	594,321	542,399
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,496,911	1,304,658
Series 2020B (GNMA)
01/01/2044	2.800%	2,950,000	2,320,416
Series 2020E (GNMA)
07/01/2044	2.700%	2,220,000	1,719,749
Series 2020G
01/01/2051	2.550%	3,445,000	2,373,603
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021H
07/01/2041	2.350%	1,680,000	1,292,072
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,048,624
Series 2021H
01/01/2046	2.550%	5,580,000	4,101,171
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,726,572
Series 2023B (GNMA)
07/01/2043	4.300%	2,715,000	2,656,479
Series 2023D (GNMA)
07/01/2043	4.500%	2,730,000	2,703,472
Sustainable Bond
Series 2026A
07/01/2041	4.100%	750,000	713,426
Series 2026F
07/01/2056	6.000%	2,000,000	2,189,566
Minnesota Housing Finance Agency(h)
Revenue Bonds
Sustainable Bond
Series 2026L
01/01/2057	6.250%	2,000,000	2,244,363
Total			29,336,457
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,839,543
State Appropriated 0.5%
State of Minnesota
Certificate of Participation
State Office Building Project
Series 2023
11/01/2036	5.000%	2,000,000	2,191,219
State General Obligation 4.5%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,437,727
Series 2021B
09/01/2041	2.000%	5,550,000	3,774,672
Series 2023A
08/01/2040	5.000%	1,755,000	1,882,753
08/01/2041	5.000%	2,000,000	2,136,857
Series 2023B
08/01/2043	4.000%	7,000,000	6,810,734
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Various Purpose Bond
Series2025A
08/01/2038	5.000%	4,980,000	5,500,476
Total			21,543,219
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,475,889
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,141,918
Total			3,617,807
Total Municipal Bonds (Cost $507,348,919)			470,441,023

Money Market Funds 2.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.187%(i)	10,557,172	10,558,228
Total Money Market Funds (Cost $10,557,172)		10,558,228
Total Investments in Securities (Cost: $517,906,091)		480,999,251
Other Assets & Liabilities, Net		3,212,693
Net Assets		484,211,944
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $7,214,239, which represents 1.49% of total net assets.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2026, the total value of these securities amounted to $4,456,139, which represents 0.92% of total net assets.

(f)	Represents a security in default.
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
11

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	470,441,023	—	470,441,023
Money Market Funds	10,558,228	—	—	10,558,228
Total Investments in Securities	10,558,228	470,441,023	—	480,999,251
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Minnesota Tax-Exempt Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $517,906,091)	$480,999,251
Receivable for:
Capital shares sold	1,370,986
Dividends	20,893
Interest	6,231,100
Prepaid expenses	4,891
Total assets	488,627,121
Liabilities
Due to custodian	16,153
Payable for:
Investments purchased on a delayed delivery basis	2,255,260
Capital shares redeemed	607,368
Distributions to shareholders	1,321,692
Management services fees	6,204
Distribution and/or service fees	2,012
Transfer agent fees	19,749
Compensation of board members	527
Other expenses	37,157
Deferred compensation of board members	149,055
Total liabilities	4,415,177
Net assets applicable to outstanding capital stock	$484,211,944
Represented by
Paid in capital	565,202,181
Total distributable earnings (loss)	(80,990,237)
Total - representing net assets applicable to outstanding capital stock	$484,211,944
Class A
Net assets	$223,760,087
Shares outstanding	11,565,012
Net asset value per share	$19.35
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.95
Class C
Net assets	$17,511,797
Shares outstanding	905,060
Net asset value per share	$19.35
Institutional Class
Net assets	$211,997,448
Shares outstanding	10,966,064
Net asset value per share	$19.33
Institutional 2 Class
Net assets	$18,575,166
Shares outstanding	961,475
Net asset value per share	$19.32
Institutional 3 Class
Net assets	$12,367,446
Shares outstanding	638,805
Net asset value per share	$19.36
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
13

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$373,974
Interest	18,908,258
Total income	19,282,232
Expenses:
Management services fees	2,260,028
Distribution and/or service fees
Class A	581,968
Class C	183,301
Transfer agent fees
Class A	122,622
Class C	9,653
Institutional Class	107,618
Institutional 2 Class	8,540
Institutional 3 Class	506
Custodian fees	11,942
Printing and postage fees	25,035
Registration fees	15,545
Accounting services fees	32,824
Legal fees	51,952
Compensation of chief compliance officer	77
Compensation of board members	15,313
Deferred compensation of board members	41,668
Other	16,384
Total expenses	3,484,976
Expense reduction	(40)
Total net expenses	3,484,936
Net investment income	15,797,296
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,610,177)
Net realized loss	(2,610,177)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,419,467
Net change in unrealized appreciation (depreciation)	16,419,467
Net realized and unrealized gain	13,809,290
Net increase in net assets resulting from operations	$29,606,586
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Minnesota Tax-Exempt Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$15,797,296	$16,494,803
Net realized loss	(2,610,177)	(11,106,430)
Net change in unrealized appreciation (depreciation)	16,419,467	(13,828,592)
Net increase (decrease) in net assets resulting from operations	29,606,586	(8,440,219)
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,235,419)	(8,117,479)
Advisor Class	—	(276,812)
Class C	(432,121)	(501,007)
Institutional Class	(6,861,346)	(6,662,833)
Institutional 2 Class	(541,294)	(549,294)
Institutional 3 Class	(399,105)	(422,617)
Total distributions to shareholders	(15,469,285)	(16,530,042)
Increase (decrease) in net assets from capital stock activity	8,932,627	(33,942,738)
Total increase (decrease) in net assets	23,069,928	(58,912,999)
Net assets at beginning of year	461,142,016	520,055,015
Net assets at end of year	$484,211,944	$461,142,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
15

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,187,138	23,389,336	1,072,102	20,846,555
Distributions reinvested	363,622	7,138,410	411,248	7,988,899
Shares redeemed	(2,336,723)	(45,821,463)	(2,733,967)	(52,822,422)
Net decrease	(785,963)	(15,293,717)	(1,250,617)	(23,986,968)
Advisor Class
Shares sold	—	—	93,408	1,854,560
Distributions reinvested	—	—	11,165	221,221
Shares redeemed	—	—	(1,424,420)	(28,173,050)
Net decrease	—	—	(1,319,847)	(26,097,269)
Class C
Shares sold	169,026	3,317,784	112,729	2,212,136
Distributions reinvested	21,551	423,112	25,522	495,983
Shares redeemed	(236,843)	(4,642,631)	(358,624)	(6,974,792)
Net decrease	(46,266)	(901,735)	(220,373)	(4,266,673)
Institutional Class
Shares sold	3,316,996	65,029,488	5,095,090	99,092,435
Distributions reinvested	346,457	6,797,655	340,491	6,600,002
Shares redeemed	(2,703,614)	(52,848,199)	(4,212,792)	(80,624,156)
Net increase	959,839	18,978,944	1,222,789	25,068,281
Institutional 2 Class
Shares sold	365,055	7,195,147	159,921	3,087,167
Distributions reinvested	27,010	529,709	27,686	538,005
Shares redeemed	(176,947)	(3,476,476)	(368,099)	(7,174,533)
Net increase (decrease)	215,118	4,248,380	(180,492)	(3,549,361)
Institutional 3 Class
Shares sold	263,553	5,168,691	270,896	5,229,744
Distributions reinvested	20,040	393,848	21,746	422,477
Shares redeemed	(187,175)	(3,661,784)	(354,483)	(6,762,969)
Net increase (decrease)	96,418	1,900,755	(61,841)	(1,110,748)
Total net increase (decrease)	439,146	8,932,627	(1,810,381)	(33,942,738)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Minnesota Tax-Exempt Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$18.75	0.62	0.59	1.21	(0.61)	—	(0.61)
Year Ended 7/31/2025	$19.70	0.62	(0.95)	(0.33)	(0.62)	—	(0.62)
Year Ended 7/31/2024	$19.33	0.60	0.38	0.98	(0.61)	—	(0.61)
Year Ended 7/31/2023	$20.33	0.57	(1.00)	(0.43)	(0.57)	—	(0.57)
Year Ended 7/31/2022	$22.88	0.48	(2.51)	(2.03)	(0.48)	(0.04)	(0.52)
Class C
Year Ended 7/31/2026	$18.76	0.48	0.57	1.05	(0.46)	—	(0.46)
Year Ended 7/31/2025	$19.70	0.47	(0.94)	(0.47)	(0.47)	—	(0.47)
Year Ended 7/31/2024	$19.33	0.45	0.39	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2023	$20.33	0.42	(0.99)	(0.57)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$22.88	0.31	(2.50)	(2.19)	(0.32)	(0.04)	(0.36)
Institutional Class
Year Ended 7/31/2026	$18.74	0.67	0.58	1.25	(0.66)	—	(0.66)
Year Ended 7/31/2025	$19.68	0.66	(0.94)	(0.28)	(0.66)	—	(0.66)
Year Ended 7/31/2024	$19.31	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.32	0.62	(1.01)	(0.39)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.86	0.53	(2.50)	(1.97)	(0.53)	(0.04)	(0.57)
Institutional 2 Class
Year Ended 7/31/2026	$18.73	0.67	0.58	1.25	(0.66)	—	(0.66)
Year Ended 7/31/2025	$19.67	0.66	(0.94)	(0.28)	(0.66)	—	(0.66)
Year Ended 7/31/2024	$19.30	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.30	0.62	(1.00)	(0.38)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.85	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Minnesota Tax-Exempt Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$19.35	6.45%	0.81%	0.81% (c)	3.18%	13%	$223,760
Year Ended 7/31/2025	$18.75	(1.75% )	0.81% (d)	0.81% (c),(d)	3.16%	13%	$231,636
Year Ended 7/31/2024	$19.70	5.20%	0.81% (d)	0.81% (c),(d)	3.11%	10%	$267,948
Year Ended 7/31/2023	$19.33	(2.06% )	0.80% (d)	0.80% (c),(d)	2.92%	12%	$301,959
Year Ended 7/31/2022	$20.33	(8.97% )	0.77% (d)	0.77% (c),(d)	2.20%	19%	$357,808
Class C
Year Ended 7/31/2026	$19.35	5.61%	1.56%	1.56% (c)	2.42%	13%	$17,512
Year Ended 7/31/2025	$18.76	(2.43% )	1.55% (d)	1.55% (c),(d)	2.41%	13%	$17,842
Year Ended 7/31/2024	$19.70	4.42%	1.56% (d)	1.56% (c),(d)	2.36%	10%	$23,083
Year Ended 7/31/2023	$19.33	(2.79% )	1.55% (d)	1.55% (c),(d)	2.16%	12%	$29,587
Year Ended 7/31/2022	$20.33	(9.65% )	1.52% (d)	1.52% (c),(d)	1.45%	19%	$39,886
Institutional Class
Year Ended 7/31/2026	$19.33	6.66%	0.56%	0.56% (c)	3.43%	13%	$211,997
Year Ended 7/31/2025	$18.74	(1.46% )	0.56% (d)	0.56% (c),(d)	3.42%	13%	$187,507
Year Ended 7/31/2024	$19.68	5.47%	0.56% (d)	0.56% (c),(d)	3.36%	10%	$172,891
Year Ended 7/31/2023	$19.31	(1.86% )	0.55% (d)	0.55% (c),(d)	3.17%	12%	$176,454
Year Ended 7/31/2022	$20.32	(8.70% )	0.52% (d)	0.52% (c),(d)	2.45%	19%	$215,892
Institutional 2 Class
Year Ended 7/31/2026	$19.32	6.66%	0.57%	0.57%	3.43%	13%	$18,575
Year Ended 7/31/2025	$18.73	(1.46% )	0.56% (d)	0.56% (d)	3.40%	13%	$13,977
Year Ended 7/31/2024	$19.67	5.47%	0.56% (d)	0.56% (d)	3.37%	10%	$18,233
Year Ended 7/31/2023	$19.30	(1.82% )	0.55% (d)	0.55% (d)	3.17%	12%	$8,847
Year Ended 7/31/2022	$20.30	(8.76% )	0.53% (d)	0.53% (d)	2.49%	19%	$8,937
The accompanying Notes to Financial Statements are an integral part of this statement.
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19

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$18.77	0.68	0.58	1.26	(0.67)	—	(0.67)
Year Ended 7/31/2025	$19.71	0.67	(0.93)	(0.26)	(0.68)	—	(0.68)
Year Ended 7/31/2024	$19.34	0.65	0.39	1.04	(0.67)	—	(0.67)
Year Ended 7/31/2023	$20.34	0.63	(1.00)	(0.37)	(0.63)	—	(0.63)
Year Ended 7/31/2022	$22.90	0.54	(2.52)	(1.98)	(0.54)	(0.04)	(0.58)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Minnesota Tax-Exempt Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$19.36	6.71%	0.52%	0.52%	3.47%	13%	$12,367
Year Ended 7/31/2025	$18.77	(1.41% )	0.51% (d)	0.51% (d)	3.47%	13%	$10,178
Year Ended 7/31/2024	$19.71	5.51%	0.51% (d)	0.51% (d)	3.41%	10%	$11,911
Year Ended 7/31/2023	$19.34	(1.76% )	0.50% (d)	0.50% (d)	3.22%	12%	$11,380
Year Ended 7/31/2022	$20.34	(8.73% )	0.48% (d)	0.48% (d)	2.50%	19%	$14,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
21

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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23

Notes to Financial Statements (continued)
July 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $446,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Minnesota Tax-Exempt Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	67,256
Class C	—	1.00 (b)	975

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.84	0.84
Class C	1.59	1.59
Institutional Class	0.59	0.59
Institutional 2 Class	0.59	0.59
Institutional 3 Class	0.54	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
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Notes to Financial Statements (continued)
July 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026				Year Ended July 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
5,299	15,463,986	—	15,469,285	9,506	16,520,536	—	16,530,042
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	1,722,463	—	(44,393,347)	(36,848,606)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
517,847,857	1,137,842	(37,986,448)	(36,848,606)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(6,314,062)	(38,079,285)	(44,393,347)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $61,852,001 and $58,973,911, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Minnesota Tax-Exempt Fund  | 2026
27

Notes to Financial Statements (continued)
July 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 65.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
28
Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Minnesota Tax-Exempt Fund  | 2026
29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Minnesota Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Minnesota Tax-Exempt Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
30
Columbia Minnesota Tax-Exempt Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.97%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Minnesota Tax-Exempt Fund  | 2026
31

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Minnesota Tax-Exempt Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
32
Columbia Minnesota Tax-Exempt Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Minnesota Tax-Exempt Fund  | 2026
33

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
34
Columbia Minnesota Tax-Exempt Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Minnesota Tax-Exempt Fund  | 2026
35

Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN199_(09/26)

Columbia Select Short Corporate Income Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Short Corporate Income Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 90.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 9.3%
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,721,334
Boeing Co. (The)
05/01/2027	6.259%	2,353,000	2,379,316
03/01/2029	3.200%	1,610,000	1,547,761
05/01/2029	6.298%	3,060,000	3,169,556
L3Harris Technologies, Inc.
01/15/2027	5.400%	7,033,000	7,061,348
06/01/2029	5.050%	2,145,000	2,160,137
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,547,575
Raytheon Technologies Corp.
03/15/2027	3.500%	7,362,000	7,323,293
United Technologies Corp.
11/16/2028	4.125%	4,945,000	4,892,657
Total			42,802,977
Automotive 0.5%
Ford Motor Credit Co. LLC
04/09/2031	5.420%	2,305,000	2,268,198
Banking 18.9%
Bank of America Corp.(b)
02/06/2032	4.456%	1,416,000	1,377,659
04/23/2032	4.695%	10,653,000	10,453,575
Bank of Montreal(b)
06/02/2032	4.879%	2,602,000	2,572,988
Barclays PLC(b)
06/26/2032	5.102%	4,694,000	4,634,386
Citibank(b)
06/18/2032	4.846%	2,417,000	2,387,460
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	5.240%	11,963,000	11,939,064
HSBC Holdings PLC(b)
03/10/2032	4.675%	3,248,000	3,170,942
JPMorgan Chase & Co.(b)
04/23/2032	4.622%	15,667,000	15,329,215
Morgan Stanley(b)
04/16/2032	4.809%	5,151,000	5,053,549
07/14/2032	5.170%	11,317,000	11,275,012
PNC Financial Services Group, Inc. (The)(b)
07/19/2030	4.831%	4,498,000	4,489,224
Royal Bank of Canada(b)
08/06/2031	4.696%	2,450,000	2,417,982
05/03/2032	4.612%	2,736,000	2,678,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(b)
07/27/2030	4.857%	7,100,000	7,085,452
Wells Fargo & Co.(b)
05/20/2032	4.844%	2,473,000	2,439,913
Total			87,304,794
Building Materials 0.3%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	162,000	161,801
07/31/2032	6.125%	1,389,000	1,392,413
Total			1,554,214
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	4,313,000	3,777,878
Chemicals 1.2%
LYB Finance Co. BV(a)
03/15/2027	8.100%	3,621,000	3,694,137
LYB International Finance III LLC
01/15/2031	5.125%	1,613,000	1,600,697
Total			5,294,834
Diversified Manufacturing 1.5%
Eaton Corp.
03/06/2029	3.950%	6,968,000	6,844,529
Electric 11.7%
AEP Texas, Inc.
07/01/2030	2.100%	4,163,000	3,742,635
Commonwealth Edison Co.
06/01/2031	4.550%	2,848,000	2,798,881
Consumers Energy Co.(c)
08/15/2031	4.900%	3,297,000	3,284,969
Duke Energy Carolinas LLC
06/15/2031	4.650%	1,678,000	1,658,953
ENEL Finance International NV(a)
07/13/2031	4.875%	4,556,000	4,485,246
Eversource Energy
08/15/2030	1.650%	4,797,000	4,211,047
FirstEnergy Transmission LLC
01/15/2030	4.550%	4,955,000	4,886,912
NextEra Energy Capital Holdings, Inc.(b)
10/01/2056	6.000%	696,000	683,911
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,580,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC(a)
03/15/2031	4.500%	4,419,000	4,327,800
Pacific Gas and Electric Co.
06/15/2028	3.000%	6,837,000	6,619,597
Vistra Operations Co. LLC(a)
04/30/2031	5.000%	4,738,000	4,662,721
WEC Energy Group, Inc.
09/12/2026	5.600%	1,058,000	1,058,550
Xcel Energy, Inc.
12/01/2029	2.600%	7,256,000	6,754,012
Total			53,755,345
Food and Beverage 9.9%
Bacardi-Martini BV(a)
02/01/2030	5.550%	12,905,000	13,056,681
Campbell’s Co. (The)
03/21/2031	4.550%	2,440,000	2,356,722
Heineken NV(a)
01/29/2028	3.500%	8,177,000	8,047,850
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,210,000	8,236,959
Keurig Dr. Pepper, Inc.
05/01/2030	3.200%	2,345,000	2,194,101
Mars, Inc.(a)
03/01/2030	4.800%	3,864,000	3,850,714
Mondelez International, Inc.
03/17/2027	2.625%	3,128,000	3,093,541
Tyson Foods, Inc.
06/02/2027	3.550%	5,054,000	5,018,445
Total			45,855,013
Health Care 3.7%
Abbott Laboratories
03/15/2031	4.000%	2,964,000	2,865,071
CVS Health Corp.
08/15/2029	3.250%	2,413,000	2,304,376
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,507,000	1,525,410
12/15/2028	4.150%	2,281,000	2,253,807
HCA, Inc.
03/15/2027	3.125%	3,361,000	3,333,171
09/01/2030	3.500%	5,151,000	4,855,329
Total			17,137,164
Healthcare Insurance 0.6%
UnitedHealth Group, Inc.
12/15/2028	3.875%	2,605,000	2,564,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.7%
Woodside Finance Ltd.
05/19/2030	5.400%	3,408,000	3,439,179
Integrated Energy 1.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,337,601
Life Insurance 6.2%
Corebridge Global Funding(a)
08/21/2028	4.250%	2,473,000	2,443,491
Guardian Life Global Funding(a)
07/16/2029	4.748%	2,293,000	2,286,936
Met Tower Global Funding(a)
10/01/2027	4.000%	1,020,000	1,013,924
09/16/2030	4.200%	972,000	943,204
New York Life Global Funding(a)
12/05/2029	4.600%	1,283,000	1,275,947
06/03/2030	4.600%	1,151,000	1,139,232
Northwestern Mutual Global Funding(a)
06/30/2031	4.740%	5,852,000	5,784,338
Principal Life Global Funding II(a)
11/27/2029	4.950%	13,916,000	13,895,799
Total			28,782,871
Media and Entertainment 1.2%
Meta Platforms, Inc.
05/15/2031	4.550%	4,091,000	3,991,462
11/15/2035	4.875%	1,382,000	1,295,924
Total			5,287,386
Metals and Mining 0.5%
Anglo American Capital PLC(a)
03/19/2031	4.625%	2,243,000	2,190,477
Midstream 2.9%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,110,645
Enbridge, Inc.
02/15/2031	4.500%	5,040,000	4,923,629
Western Midstream Operating LP
03/01/2031	4.800%	2,363,000	2,318,714
Total			13,352,988
Natural Gas 1.0%
NiSource, Inc.
07/01/2029	5.200%	4,342,000	4,392,546
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.0%
AbbVie, Inc.
03/03/2028	3.775%	4,900,000	4,846,341
Amgen, Inc.
03/02/2030	5.250%	1,907,000	1,930,014
Bayer US Finance LLC(a)
07/20/2033	5.375%	3,977,000	3,929,406
Novartis Capital Corp.
03/16/2029	4.100%	3,026,000	2,990,835
Total			13,696,596
Railroads 1.2%
Canadian National Railway Co.
05/12/2029	4.350%	1,337,000	1,323,438
Canadian Pacific Railway Co.
03/15/2029	4.000%	978,000	960,229
12/02/2031	2.450%	3,905,000	3,439,764
Total			5,723,431
Retailers 3.0%
Amazon.com, Inc.
07/09/2031	4.800%	10,981,000	10,878,527
Lowe’s Cos, Inc.
10/15/2028	4.000%	3,106,000	3,061,882
Total			13,940,409
Technology 6.0%
Alphabet, Inc.
02/15/2031	4.100%	4,914,000	4,764,743
Fidelity National Information Services, Inc.
03/10/2029	4.550%	4,955,000	4,910,093
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,456,000	6,517,769
Intel Corp.
11/15/2029	2.450%	1,600,000	1,477,589
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	2,427,000	2,387,959
Oracle Corp.
02/04/2031	4.950%	2,240,000	2,139,861
09/26/2032	4.800%	5,881,000	5,413,076
Total			27,611,090
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.2%
ERAC USA Finance LLC(a)
10/30/2029	4.500%	5,549,000	5,484,856
Wireless 3.7%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	4,658,850	4,660,365
T-Mobile US, Inc.
04/15/2027	3.750%	7,114,000	7,077,271
04/15/2030	3.875%	3,093,000	2,971,583
Vodafone Group PLC
06/18/2031	4.800%	2,616,000	2,570,697
Total			17,279,916
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	2,504,000	2,459,526
Total Corporate Bonds & Notes (Cost $421,516,728)			418,138,074

U.S. Treasury Obligations 3.3%

U.S. Treasury
03/15/2029	3.500%	14,646,000	14,351,936
12/31/2031	4.500%	883,000	884,656
Total U.S. Treasury Obligations (Cost $15,405,814)			15,236,592

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(d),(e)	16,816,322	16,806,232
Total Money Market Funds (Cost $16,806,606)		16,806,232
Total Investments in Securities (Cost: $453,729,148)		450,180,898
Other Assets & Liabilities, Net		11,071,551
Net Assets		461,252,449
At July 31, 2026, securities and/or cash totaling $928,656 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	589	09/2026	USD	121,103,922	—	(312,717)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(74)	09/2026	USD	(7,992,000)	66,572	—
U.S. Treasury 5-Year Note	(495)	09/2026	USD	(52,458,399)	424,670	—
U.S. Treasury Ultra 10-Year Note	(10)	09/2026	USD	(1,097,031)	12,949	—
Total					504,191	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $111,657,197, which represents 24.21% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	32,049,000	439,630,707	(454,873,480)	5	16,806,232	(5,453)	1,285,214	16,816,322
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	418,138,074	—	418,138,074
U.S. Treasury Obligations	—	15,236,592	—	15,236,592
Money Market Funds	16,806,232	—	—	16,806,232
Total Investments in Securities	16,806,232	433,374,666	—	450,180,898
Investments in Derivatives
Asset
Futures Contracts	504,191	—	—	504,191
Liability
Futures Contracts	(312,717)	—	—	(312,717)
Total	16,997,706	433,374,666	—	450,372,372
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
7

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $436,922,542)	$433,374,666
Affiliated issuers (cost $16,806,606)	16,806,232
Margin deposits on:
Futures contracts	928,656
Receivable for:
Investments sold	4,102,799
Capital shares sold	6,992,921
Dividends	94,867
Interest	4,686,077
Variation margin for futures contracts	257,383
Expense reimbursement due from Investment Manager	2,146
Prepaid expenses	4,884
Total assets	467,250,631
Liabilities
Due to custodian	1,199
Payable for:
Investments purchased on a delayed delivery basis	3,289,977
Capital shares redeemed	694,241
Distributions to shareholders	1,596,962
Variation margin for futures contracts	149,120
Management services fees	5,369
Distribution and/or service fees	951
Transfer agent fees	39,168
Compensation of board members	526
Other expenses	36,749
Deferred compensation of board members	183,920
Total liabilities	5,998,182
Net assets applicable to outstanding capital stock	$461,252,449
Represented by
Paid in capital	514,560,145
Total distributable earnings (loss)	(53,307,696)
Total - representing net assets applicable to outstanding capital stock	$461,252,449
Class A
Net assets	$119,207,665
Shares outstanding	12,120,479
Net asset value per share	$9.84
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.94
Class C
Net assets	$4,928,052
Shares outstanding	501,100
Net asset value per share	$9.83
Institutional Class
Net assets	$291,058,412
Shares outstanding	29,570,096
Net asset value per share	$9.84
Institutional 2 Class
Net assets	$11,674,505
Shares outstanding	1,185,858
Net asset value per share	$9.84
Institutional 3 Class
Net assets	$34,383,815
Shares outstanding	3,493,650
Net asset value per share	$9.84
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Short Corporate Income Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$1,285,214
Interest	20,917,690
Interfund lending	817
Total income	22,203,721
Expenses:
Management services fees	2,116,657
Distribution and/or service fees
Class A	313,710
Class C	67,652
Transfer agent fees
Class A	147,874
Class C	7,960
Institutional Class	362,930
Institutional 2 Class	7,199
Institutional 3 Class	2,820
Custodian fees	6,399
Printing and postage fees	36,689
Registration fees	90,291
Accounting services fees	32,824
Legal fees	22,033
Compensation of chief compliance officer	81
Compensation of board members	15,442
Deferred compensation of board members	51,048
Other	17,032
Total expenses	3,298,641
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(821,228)
Expense reduction	(20)
Total net expenses	2,477,393
Net investment income	19,726,328
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,251,502
Investments — affiliated issuers	(5,453)
Futures contracts	(951,411)
Net realized gain	2,294,638
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,345,379)
Investments — affiliated issuers	5
Futures contracts	749,945
Net change in unrealized appreciation (depreciation)	(6,595,429)
Net realized and unrealized loss	(4,300,791)
Net increase in net assets resulting from operations	$15,425,537
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$19,726,328	$20,625,422
Net realized gain	2,294,638	1,494,502
Net change in unrealized appreciation (depreciation)	(6,595,429)	5,439,559
Net increase in net assets resulting from operations	15,425,537	27,559,483
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,816,641)	(5,209,299)
Advisor Class	—	(784,744)
Class C	(208,707)	(260,064)
Institutional Class	(12,591,750)	(11,623,159)
Institutional 2 Class	(524,031)	(521,625)
Institutional 3 Class	(1,651,405)	(2,246,468)
Total distributions to shareholders	(19,792,534)	(20,645,359)
Decrease in net assets from capital stock activity	(39,084,942)	(51,136,085)
Total decrease in net assets	(43,451,939)	(44,221,961)
Net assets at beginning of year	504,704,388	548,926,349
Net assets at end of year	$461,252,449	$504,704,388
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Short Corporate Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,145,022	11,429,101	1,359,144	13,405,414
Distributions reinvested	447,542	4,460,508	490,251	4,845,346
Shares redeemed	(2,512,928)	(25,053,561)	(3,683,679)	(36,368,724)
Net decrease	(920,364)	(9,163,952)	(1,834,284)	(18,117,964)
Advisor Class
Shares sold	—	—	438,413	4,328,558
Distributions reinvested	—	—	67,231	664,648
Shares redeemed	—	—	(7,465,884)	(73,290,194)
Net decrease	—	—	(6,960,240)	(68,296,988)
Class C
Shares sold	42,858	427,946	188,905	1,867,823
Distributions reinvested	17,228	171,784	21,553	213,011
Shares redeemed	(366,565)	(3,648,976)	(321,552)	(3,174,490)
Net decrease	(306,479)	(3,049,246)	(111,094)	(1,093,656)
Institutional Class
Shares sold	8,533,043	85,112,392	14,192,468	139,757,210
Distributions reinvested	1,071,716	10,690,061	1,014,778	10,037,831
Shares redeemed	(10,964,889)	(109,333,832)	(9,629,971)	(95,169,270)
Net increase (decrease)	(1,360,130)	(13,531,379)	5,577,275	54,625,771
Institutional 2 Class
Shares sold	70,124	700,459	392,752	3,883,658
Distributions reinvested	52,387	522,669	52,713	521,537
Shares redeemed	(315,097)	(3,144,819)	(474,973)	(4,685,331)
Net decrease	(192,586)	(1,921,691)	(29,508)	(280,136)
Institutional 3 Class
Shares sold	937,591	9,364,117	1,743,329	17,141,168
Distributions reinvested	157,943	1,575,648	219,108	2,166,923
Shares redeemed	(2,236,181)	(22,358,439)	(3,779,654)	(37,281,203)
Net decrease	(1,140,647)	(11,418,674)	(1,817,217)	(17,973,112)
Total net decrease	(3,920,206)	(39,084,942)	(5,175,068)	(51,136,085)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$9.93	0.38	(0.09)	0.29	(0.38)	—	(0.38)
Year Ended 7/31/2025	$9.80	0.37	0.13	0.50	(0.37)	—	(0.37)
Year Ended 7/31/2024	$9.51	0.33	0.29	0.62	(0.33)	—	(0.33)
Year Ended 7/31/2023	$9.64	0.23	(0.11)	0.12	(0.25)	—	(0.25)
Year Ended 7/31/2022	$10.43	0.10	(0.72)	(0.62)	(0.10)	(0.07)	(0.17)
Class C
Year Ended 7/31/2026	$9.93	0.31	(0.10)	0.21	(0.31)	—	(0.31)
Year Ended 7/31/2025	$9.80	0.29	0.14	0.43	(0.30)	—	(0.30)
Year Ended 7/31/2024	$9.51	0.26	0.29	0.55	(0.26)	—	(0.26)
Year Ended 7/31/2023	$9.64	0.16	(0.11)	0.05	(0.18)	—	(0.18)
Year Ended 7/31/2022	$10.43	0.02	(0.72)	(0.70)	(0.02)	(0.07)	(0.09)
Institutional Class
Year Ended 7/31/2026	$9.94	0.41	(0.10)	0.31	(0.41)	—	(0.41)
Year Ended 7/31/2025	$9.81	0.40	0.12	0.52	(0.39)	—	(0.39)
Year Ended 7/31/2024	$9.52	0.35	0.30	0.65	(0.36)	—	(0.36)
Year Ended 7/31/2023	$9.65	0.26	(0.12)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2022	$10.44	0.12	(0.72)	(0.60)	(0.12)	(0.07)	(0.19)
Institutional 2 Class
Year Ended 7/31/2026	$9.94	0.41	(0.10)	0.31	(0.41)	—	(0.41)
Year Ended 7/31/2025	$9.81	0.40	0.13	0.53	(0.40)	—	(0.40)
Year Ended 7/31/2024	$9.52	0.36	0.29	0.65	(0.36)	—	(0.36)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.13	(0.72)	(0.59)	(0.13)	(0.07)	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Short Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$9.84	2.97%	0.85%	0.69% (c)	3.83%	130%	$119,208
Year Ended 7/31/2025	$9.93	5.18%	0.84%	0.70% (c)	3.73%	107%	$129,510
Year Ended 7/31/2024	$9.80	6.68%	0.84%	0.71% (c)	3.42%	96%	$145,829
Year Ended 7/31/2023	$9.51	1.26%	0.83%	0.75% (c)	2.46%	61%	$164,626
Year Ended 7/31/2022	$9.64	(6.02% )	0.81%	0.76% (c)	1.02%	79%	$195,763
Class C
Year Ended 7/31/2026	$9.83	2.09%	1.60%	1.44% (c)	3.07%	130%	$4,928
Year Ended 7/31/2025	$9.93	4.40%	1.59%	1.45% (c)	2.98%	107%	$8,020
Year Ended 7/31/2024	$9.80	5.88%	1.59%	1.46% (c)	2.69%	96%	$9,006
Year Ended 7/31/2023	$9.51	0.50%	1.58%	1.50% (c)	1.70%	61%	$7,504
Year Ended 7/31/2022	$9.64	(6.73% )	1.56%	1.51% (c)	0.20%	79%	$10,658
Institutional Class
Year Ended 7/31/2026	$9.84	3.12%	0.60%	0.44% (c)	4.07%	130%	$291,058
Year Ended 7/31/2025	$9.94	5.44%	0.60%	0.45% (c)	4.01%	107%	$307,414
Year Ended 7/31/2024	$9.81	6.94%	0.59%	0.46% (c)	3.67%	96%	$248,715
Year Ended 7/31/2023	$9.52	1.51%	0.58%	0.50% (c)	2.71%	61%	$270,446
Year Ended 7/31/2022	$9.65	(5.78% )	0.56%	0.51% (c)	1.24%	79%	$307,759
Institutional 2 Class
Year Ended 7/31/2026	$9.84	3.18%	0.54%	0.38%	4.13%	130%	$11,675
Year Ended 7/31/2025	$9.94	5.49%	0.54%	0.40%	4.04%	107%	$13,702
Year Ended 7/31/2024	$9.81	6.99%	0.54%	0.41%	3.72%	96%	$13,816
Year Ended 7/31/2023	$9.52	1.56%	0.53%	0.45%	2.77%	61%	$15,538
Year Ended 7/31/2022	$9.65	(5.73% )	0.51%	0.46%	1.29%	79%	$17,257
The accompanying Notes to Financial Statements are an integral part of this statement.
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13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$9.94	0.42	(0.10)	0.32	(0.42)	—	(0.42)
Year Ended 7/31/2025	$9.81	0.40	0.13	0.53	(0.40)	—	(0.40)
Year Ended 7/31/2024	$9.52	0.36	0.30	0.66	(0.37)	—	(0.37)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.14	(0.73)	(0.59)	(0.13)	(0.07)	(0.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Short Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$9.84	3.23%	0.49%	0.33%	4.18%	130%	$34,384
Year Ended 7/31/2025	$9.94	5.55%	0.48%	0.35%	4.07%	107%	$46,059
Year Ended 7/31/2024	$9.81	7.05%	0.49%	0.36%	3.78%	96%	$63,299
Year Ended 7/31/2023	$9.52	1.61%	0.48%	0.40%	2.73%	61%	$56,815
Year Ended 7/31/2022	$9.65	(5.69% )	0.46%	0.42%	1.35%	79%	$124,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
15

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Select Short Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
16
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives
Columbia Select Short Corporate Income Fund  | 2026
17

Notes to Financial Statements (continued)
July 31, 2026
and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
18
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	504,191 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	312,717 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(951,411)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	749,945
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	161,836,204
Futures contracts — short	93,412,524
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Select Short Corporate Income Fund  | 2026
19

Notes to Financial Statements (continued)
July 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
20
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Select Short Corporate Income Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $382,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	33,736
Class C	—	1.00 (b)	138

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.68	0.70
Class C	1.43	1.45
Institutional Class	0.43	0.45
Institutional 2 Class	0.37	0.40
Institutional 3 Class	0.32	0.35
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
22
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for derivative investments, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(48,602)	48,602	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
19,792,534	—	19,792,534	20,645,359	—	20,645,359
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
1,640,884	—	(49,638,067)	(3,529,631)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
453,902,003	634,237	(4,163,868)	(3,529,631)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Select Short Corporate Income Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(9,696,794)	(39,941,273)	(49,638,067)	2,295,225
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $596,243,807 and $632,179,831, respectively, for the year ended July 31, 2026, of which $41,996,856 and $27,700,000, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,016,667	4.72	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2026.
24
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 36.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Select Short Corporate Income Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Select Short Corporate Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Select Short Corporate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Short Corporate Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Select Short Corporate Income Fund  | 2026
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.81%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
28
Columbia Select Short Corporate Income Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Short Corporate Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to a benchmark;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Select Short Corporate Income Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and a benchmark, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
30
Columbia Select Short Corporate Income Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Select Short Corporate Income Fund  | 2026
31

Columbia Select Short Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN183_(09/26)

Columbia Disciplined Core Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Core Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.5%
Interactive Media & Services 9.5%
Alphabet, Inc., Class A	956,056	340,480,223
Meta Platforms, Inc., Class A	265,218	147,649,513
Total		488,129,736
Total Communication Services		488,129,736
Consumer Discretionary 9.4%
Automobile Components 0.2%
Aptiv PLC(a)	174,006	9,826,119
Automobiles 1.0%
General Motors Co.	124,871	11,096,037
Tesla, Inc.(a)	121,299	37,749,462
Total		48,845,499
Broadline Retail 2.6%
Amazon.com, Inc.(a)	497,385	135,079,818
Hotels, Restaurants & Leisure 1.7%
Expedia Group, Inc.	173,886	51,251,160
Las Vegas Sands Corp.	745,488	36,446,908
Total		87,698,068
Household Durables 0.3%
D.R. Horton, Inc.	95,915	13,721,600
Specialty Retail 1.5%
Ross Stores, Inc.	311,171	78,125,703
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	96,441	36,680,370
Tapestry, Inc.	477,047	72,687,651
Total		109,368,021
Total Consumer Discretionary		482,664,828
Consumer Staples 4.2%
Beverages 0.5%
Molson Coors Beverage Co., Class B	652,663	27,124,674
Consumer Staples Distribution & Retail 0.3%
Kroger Co. (The)	235,528	13,599,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Colgate-Palmolive Co.	109,312	9,980,185
Procter & Gamble Co. (The)	471,761	68,164,747
Total		78,144,932
Tobacco 1.9%
Altria Group, Inc.	1,394,523	95,287,757
Total Consumer Staples		214,156,750
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	373,656	73,546,710
ExxonMobil Holdings Corp.	114,404	17,782,958
Valero Energy Corp.	234,441	73,356,589
Total		164,686,257
Total Energy		164,686,257
Financials 12.1%
Banks 2.1%
Citigroup, Inc.	482,146	63,860,238
U.S. Bancorp	662,509	41,744,692
Total		105,604,930
Capital Markets 4.8%
Bank of New York Mellon Corp. (The)	613,330	95,881,879
Blackrock, Inc.	46,804	51,034,613
Charles Schwab Corp. (The)	555,057	58,414,199
CME Group, Inc.	37,619	10,073,992
S&P Global, Inc.	71,987	29,653,605
Total		245,058,288
Consumer Finance 1.3%
Synchrony Financial	894,228	67,773,540
Financial Services 2.0%
MasterCard, Inc., Class A	174,665	100,100,512
Insurance 1.9%
Allstate Corp. (The)	378,993	100,084,471
Total Financials		618,621,741
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.3%
Biotechnology 2.1%
AbbVie, Inc.	167,675	42,076,365
Amgen, Inc.	38,209	14,716,578
Argenx SE, ADR(a)	6,235	5,323,568
BioMarin Pharmaceutical, Inc.(a)	98,874	5,934,418
Insmed, Inc.(a)	143,079	14,107,589
Vertex Pharmaceuticals, Inc.(a)	53,213	25,387,922
Total		107,546,440
Health Care Providers & Services 2.1%
Cardinal Health, Inc.	92,300	21,231,769
Centene Corp.(a)	877,829	54,618,520
CVS Health Corp.	271,758	28,379,688
Total		104,229,977
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	195,143	45,372,699
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	1,587,047	103,650,040
Pfizer, Inc.	1,435,226	35,895,002
Viatris, Inc.	4,386,376	77,024,763
Total		216,569,805
Total Health Care		473,718,921
Industrials 8.2%
Aerospace & Defense 1.8%
General Dynamics Corp.	247,048	94,723,144
Air Freight & Logistics 1.3%
FedEx Corp.	224,431	68,990,089
Building Products 0.2%
AO Smith Corp.	130,798	7,864,884
Machinery 3.8%
Cummins, Inc.	126,918	80,491,396
Nordson Corp.	95,167	28,338,829
Pentair PLC	193,842	12,685,020
Snap-On, Inc.	174,195	71,491,370
Total		193,006,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
Automatic Data Processing, Inc.	107,608	28,673,228
Broadridge Financial Solutions, Inc.	176,063	27,104,899
Mobility Global, Inc.(a)	71,987	1,467,095
Total		57,245,222
Total Industrials		421,829,954
Information Technology 36.8%
Communications Equipment 2.4%
Arista Networks, Inc.(a)	362,360	65,351,626
Cisco Systems, Inc.	501,564	58,176,408
Total		123,528,034
Electronic Equipment, Instruments & Components 1.6%
Keysight Technologies, Inc.(a)	252,579	80,592,907
Semiconductors & Semiconductor Equipment 14.8%
Advanced Micro Devices, Inc.(a)	48,557	23,120,415
Broadcom, Inc.	191,963	74,727,357
KLA Corp.	92,209	16,857,649
Lam Research Corp.	123,384	36,153,980
Micron Technology, Inc.	92,055	75,764,027
NVIDIA Corp.	2,321,791	466,099,543
Teradyne, Inc.	178,964	65,803,273
Total		758,526,244
Software 9.0%
Adobe, Inc.(a)	244,917	61,329,666
Fortinet, Inc.(a)	534,777	86,607,135
Microsoft Corp.(b)	545,991	253,732,938
Palantir Technologies, Inc., Class A(a)	411,111	50,591,320
ServiceNow, Inc.(a)	78,249	8,703,636
Total		460,964,695
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	1,398,159	431,905,297
Sandisk Corp.(a)	26,995	32,794,336
Total		464,699,633
Total Information Technology		1,888,311,513
Materials 2.0%
Chemicals 0.9%
CF Industries Holdings, Inc.	336,428	42,117,421
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.1%
Newmont Corp.	611,355	57,290,077
Total Materials		99,407,498
Real Estate 1.7%
Hotel & Resort REITs 1.3%
Host Hotels & Resorts, Inc.	2,648,293	66,551,603
Specialized REITs 0.4%
Equinix, Inc.	18,694	19,054,420
Total Real Estate		85,606,023
Utilities 2.5%
Electric Utilities 2.0%
Edison International	407,641	29,908,621
Exelon Corp.	627,411	28,747,972
PG&E Corp.	2,657,682	46,190,513
Total		104,847,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,677,674	24,628,254
Total Utilities		129,475,360
Total Common Stocks (Cost $2,995,492,422)		5,066,608,581

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(c),(d)	57,272,858	57,238,495
Total Money Market Funds (Cost $57,243,257)		57,238,495
Total Investments in Securities (Cost: $3,052,735,679)		5,123,847,076
Other Assets & Liabilities, Net		2,041,697
Net Assets		5,125,888,773
At July 31, 2026, securities and/or cash totaling $13,238,479 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	164	09/2026	USD	61,657,850	739,832	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	89,302,010	451,656,952	(483,711,678)	(8,789)	57,238,495	(12,229)	2,361,728	57,272,858
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	488,129,736	—	—	488,129,736
Consumer Discretionary	482,664,828	—	—	482,664,828
Consumer Staples	214,156,750	—	—	214,156,750
Energy	164,686,257	—	—	164,686,257
Financials	618,621,741	—	—	618,621,741
Health Care	473,718,921	—	—	473,718,921
Industrials	421,829,954	—	—	421,829,954
Information Technology	1,888,311,513	—	—	1,888,311,513
Materials	99,407,498	—	—	99,407,498
Real Estate	85,606,023	—	—	85,606,023
Utilities	129,475,360	—	—	129,475,360
Total Common Stocks	5,066,608,581	—	—	5,066,608,581
Money Market Funds	57,238,495	—	—	57,238,495
Total Investments in Securities	5,123,847,076	—	—	5,123,847,076
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	739,832	—	—	739,832
Total	5,124,586,908	—	—	5,124,586,908
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
7

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,995,492,422)	$5,066,608,581
Affiliated issuers (cost $57,243,257)	57,238,495
Receivable for:
Capital shares sold	148,265
Dividends	4,502,464
Foreign tax reclaims	13,084
Variation margin for futures contracts	448,800
Prepaid expenses	17,977
Total assets	5,128,977,666
Liabilities
Payable for:
Capital shares redeemed	1,840,079
Variation margin for futures contracts	89,000
Management services fees	86,789
Distribution and/or service fees	31,979
Transfer agent fees	211,516
Compensation of board members	2,108
Other expenses	117,384
Deferred compensation of board members	710,038
Total liabilities	3,088,893
Net assets applicable to outstanding capital stock	$5,125,888,773
Represented by
Paid in capital	2,727,031,199
Total distributable earnings (loss)	2,398,857,574
Total - representing net assets applicable to outstanding capital stock	$5,125,888,773
Class A
Net assets	$4,577,871,876
Shares outstanding	281,112,801
Net asset value per share	$16.28
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.27
Class C
Net assets	$28,921,729
Shares outstanding	1,865,496
Net asset value per share	$15.50
Institutional Class
Net assets	$392,283,242
Shares outstanding	23,770,182
Net asset value per share	$16.50
Institutional 2 Class
Net assets	$76,672,873
Shares outstanding	4,680,178
Net asset value per share	$16.38
Institutional 3 Class
Net assets	$50,139,053
Shares outstanding	3,032,631
Net asset value per share	$16.53
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Core Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$66,466,592
Dividends — affiliated issuers	2,361,728
Total income	68,828,320
Expenses:
Management services fees	31,052,606
Distribution and/or service fees
Class A	11,144,995
Class C	293,052
Transfer agent fees
Class A	2,395,587
Class C	15,753
Institutional Class	207,031
Institutional 2 Class	38,683
Institutional 3 Class	2,097
Custodian fees	29,004
Printing and postage fees	163,438
Registration fees	115,156
Accounting services fees	32,824
Legal fees	83,914
Interest on collateral	4,425
Compensation of chief compliance officer	812
Compensation of board members	59,673
Deferred compensation of board members	203,815
Other	70,817
Total expenses	45,913,682
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(852)
Expense reduction	(440)
Total net expenses	45,912,390
Net investment income	22,915,930
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	473,542,017
Investments — affiliated issuers	(12,229)
Futures contracts	8,843,821
Net realized gain	482,373,609
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	301,641,231
Investments — affiliated issuers	(8,789)
Futures contracts	535,868
Net change in unrealized appreciation (depreciation)	302,168,310
Net realized and unrealized gain	784,541,919
Net increase in net assets resulting from operations	$807,457,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$22,915,930	$31,536,771
Net realized gain	482,373,609	469,317,139
Net change in unrealized appreciation (depreciation)	302,168,310	36,496,479
Net increase in net assets resulting from operations	807,457,849	537,350,389
Distributions to shareholders
Net investment income and net realized gains
Class A	(464,816,454)	(474,245,207)
Class C	(3,067,735)	(3,301,014)
Institutional Class	(40,800,441)	(40,547,433)
Institutional 2 Class	(7,767,406)	(6,837,055)
Institutional 3 Class	(4,925,281)	(4,770,647)
Total distributions to shareholders	(521,377,317)	(529,701,356)
Increase (decrease) in net assets from capital stock activity	(12,235,383)	44,298,948
Total increase in net assets	273,845,149	51,947,981
Net assets at beginning of year	4,852,043,624	4,800,095,643
Net assets at end of year	$5,125,888,773	$4,852,043,624
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,655,751	25,726,437	2,431,643	36,444,356
Distributions reinvested	30,674,586	458,278,315	30,914,624	468,356,556
Shares redeemed	(31,966,736)	(497,106,922)	(32,108,168)	(479,344,228)
Net increase (decrease)	363,601	(13,102,170)	1,238,099	25,456,684
Advisor Class
Shares sold	—	—	76,693	1,217,529
Shares redeemed	—	—	(1,145,915)	(19,461,932)
Net decrease	—	—	(1,069,222)	(18,244,403)
Class C
Shares sold	229,329	3,424,394	388,727	5,579,202
Distributions reinvested	214,256	3,061,716	224,564	3,276,386
Shares redeemed	(582,386)	(8,695,461)	(611,818)	(8,794,633)
Net increase (decrease)	(138,801)	(2,209,351)	1,473	60,955
Institutional Class
Shares sold	4,245,540	67,179,589	6,449,526	99,165,224
Distributions reinvested	2,672,084	40,401,909	2,622,564	40,151,458
Shares redeemed	(7,139,117)	(112,331,992)	(7,569,943)	(114,828,713)
Net increase (decrease)	(221,493)	(4,750,494)	1,502,147	24,487,969
Institutional 2 Class
Shares sold	1,066,882	16,872,994	1,281,476	19,282,760
Distributions reinvested	509,880	7,653,303	444,402	6,759,353
Shares redeemed	(1,244,363)	(19,324,771)	(862,919)	(12,667,968)
Net increase	332,399	5,201,526	862,959	13,374,145
Institutional 3 Class
Shares sold	422,662	6,647,316	279,218	4,158,529
Distributions reinvested	323,681	4,900,535	309,649	4,746,920
Shares redeemed	(558,618)	(8,922,745)	(619,145)	(9,741,851)
Net increase (decrease)	187,725	2,625,106	(30,278)	(836,402)
Total net increase (decrease)	523,431	(12,235,383)	2,505,178	44,298,948
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$15.44	0.07	2.48	2.55	(0.08)	(1.63)	(1.71)
Year Ended 7/31/2025	$15.40	0.10	1.69	1.79	(0.10)	(1.65)	(1.75)
Year Ended 7/31/2024	$13.18	0.09	2.64	2.73	(0.10)	(0.41)	(0.51)
Year Ended 7/31/2023	$12.59	0.09	1.33	1.42	(0.09)	(0.74)	(0.83)
Year Ended 7/31/2022	$15.64	0.09	(0.60)	(0.51)	(0.12)	(2.42)	(2.54)
Class C
Year Ended 7/31/2026	$14.80	(0.05)	2.38	2.33	—	(1.63)	(1.63)
Year Ended 7/31/2025	$14.84	(0.02)	1.63	1.61	—	(1.65)	(1.65)
Year Ended 7/31/2024	$12.72	(0.01)	2.55	2.54	(0.01)	(0.41)	(0.42)
Year Ended 7/31/2023	$12.18	0.00	1.28	1.28	—	(0.74)	(0.74)
Year Ended 7/31/2022	$15.20	(0.02)	(0.58)	(0.60)	(0.00)	(2.42)	(2.42)
Institutional Class
Year Ended 7/31/2026	$15.63	0.11	2.51	2.62	(0.12)	(1.63)	(1.75)
Year Ended 7/31/2025	$15.56	0.13	1.73	1.86	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.31	0.13	2.66	2.79	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.71	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.76	0.13	(0.61)	(0.48)	(0.15)	(2.42)	(2.57)
Institutional 2 Class
Year Ended 7/31/2026	$15.52	0.11	2.50	2.61	(0.12)	(1.63)	(1.75)
Year Ended 7/31/2025	$15.47	0.13	1.71	1.84	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.24	0.12	2.65	2.77	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.64	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.69	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$16.28	17.51%	0.94% (c)	0.94% (c),(d)	0.44%	50%	$4,577,872
Year Ended 7/31/2025	$15.44	11.83%	0.95% (c)	0.95% (c),(d)	0.64%	49%	$4,335,448
Year Ended 7/31/2024	$15.40	21.56%	0.96% (c)	0.96% (c),(d)	0.66%	51%	$4,304,873
Year Ended 7/31/2023	$13.18	12.41%	0.97% (c)	0.97% (c),(d)	0.76%	50%	$3,874,178
Year Ended 7/31/2022	$12.59	(5.00% )	0.95% (c)	0.95% (c),(d)	0.64%	48%	$3,792,747
Class C
Year Ended 7/31/2026	$15.50	16.65%	1.69% (c)	1.69% (c),(d)	(0.31% )	50%	$28,922
Year Ended 7/31/2025	$14.80	11.00%	1.69% (c)	1.69% (c),(d)	(0.11% )	49%	$29,670
Year Ended 7/31/2024	$14.84	20.65%	1.71% (c)	1.71% (c),(d)	(0.09% )	51%	$29,728
Year Ended 7/31/2023	$12.72	11.57%	1.72% (c)	1.72% (c),(d)	0.01%	50%	$25,952
Year Ended 7/31/2022	$12.18	(5.69% )	1.70% (c)	1.70% (c),(d)	(0.11% )	48%	$30,361
Institutional Class
Year Ended 7/31/2026	$16.50	17.77%	0.69% (c)	0.69% (c),(d)	0.69%	50%	$392,283
Year Ended 7/31/2025	$15.63	12.17%	0.70% (c)	0.70% (c),(d)	0.89%	49%	$374,898
Year Ended 7/31/2024	$15.56	21.86%	0.71% (c)	0.71% (c),(d)	0.91%	51%	$350,005
Year Ended 7/31/2023	$13.31	12.68%	0.72% (c)	0.72% (c),(d)	1.01%	50%	$299,864
Year Ended 7/31/2022	$12.71	(4.73% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$310,399
Institutional 2 Class
Year Ended 7/31/2026	$16.38	17.84%	0.69% (c)	0.69% (c)	0.69%	50%	$76,673
Year Ended 7/31/2025	$15.52	12.11%	0.69% (c)	0.69% (c)	0.89%	49%	$67,498
Year Ended 7/31/2024	$15.47	21.84%	0.70% (c)	0.70% (c)	0.91%	51%	$53,919
Year Ended 7/31/2023	$13.24	12.76%	0.71% (c)	0.71% (c)	1.02%	50%	$38,426
Year Ended 7/31/2022	$12.64	(4.74% )	0.70% (c)	0.70% (c)	0.89%	48%	$34,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$15.65	0.12	2.52	2.64	(0.13)	(1.63)	(1.76)
Year Ended 7/31/2025	$15.59	0.14	1.71	1.85	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.33	0.14	2.67	2.81	(0.14)	(0.41)	(0.55)
Year Ended 7/31/2023	$12.73	0.13	1.34	1.47	(0.13)	(0.74)	(0.87)
Year Ended 7/31/2022	$15.78	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Disciplined Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$16.53	17.88%	0.64% (c)	0.64% (c)	0.74%	50%	$50,139
Year Ended 7/31/2025	$15.65	12.14%	0.64% (c)	0.64% (c)	0.94%	49%	$44,530
Year Ended 7/31/2024	$15.59	21.97%	0.65% (c)	0.65% (c)	0.98%	51%	$44,815
Year Ended 7/31/2023	$13.33	12.74%	0.66% (c)	0.66% (c)	1.08%	50%	$49,196
Year Ended 7/31/2022	$12.73	(4.66% )	0.64% (c)	0.64% (c)	0.95%	48%	$59,290
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
15

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
July 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
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Notes to Financial Statements (continued)
July 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
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Notes to Financial Statements (continued)
July 31, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	739,832 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,843,821

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	535,868
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	70,300,261
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Notes to Financial Statements (continued)
July 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
July 31, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.62% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Notes to Financial Statements (continued)
July 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $440.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,037,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	405,397
Class C	—	1.00 (b)	1,878

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.95	0.99
Class C	1.70	1.74
Institutional Class	0.70	0.74
Institutional 2 Class	0.69	0.74
Institutional 3 Class	0.64	0.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, trustees’ deferred compensation, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
8,839	(11,539,839)	11,531,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
59,232,570	462,144,747	521,377,317	76,284,561	453,416,795	529,701,356
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
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Notes to Financial Statements (continued)
July 31, 2026
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
11,691,939	321,589,529	—	2,066,286,144
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,058,300,764	2,204,427,107	(138,140,963)	2,066,286,144
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,491,080,015 and $2,961,199,515, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
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Notes to Financial Statements (continued)
July 31, 2026
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 77.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Disciplined Core Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Disciplined Core Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Disciplined Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Disciplined Core Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Disciplined Core Fund  | 2026
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
90.80%	87.68%	2.73%	$504,563,895
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
28
Columbia Disciplined Core Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Disciplined Core Fund  | 2026
29

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
30
Columbia Disciplined Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Disciplined Core Fund  | 2026
31

Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN177_(09/26)

Columbia Income Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Income Opportunities Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	3,763
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		3,825
Total Communication Services		3,825
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	75,902
Total Consumer Discretionary		75,902
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	13,486
Total Industrials		13,486
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		93,213

Corporate Bonds & Notes 94.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	593,557
10/01/2031	5.125%	1,499,000	1,463,772
ATI, Inc.
06/15/2033	5.875%	301,000	302,857
TransDigm, Inc.(d)
03/01/2029	6.375%	1,850,000	1,871,994
03/01/2032	6.625%	3,079,000	3,132,120
01/15/2033	6.000%	1,198,000	1,197,286
05/31/2033	6.375%	1,852,000	1,851,520
01/31/2034	6.750%	2,962,000	3,008,065
07/31/2034	6.125%	1,696,000	1,676,460
Total			15,097,631
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	875,261	871,169
Automotive 3.3%
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	755,000	751,061
10/15/2033	7.750%	2,418,000	2,379,675
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,473,000	1,511,749
09/15/2032	6.750%	1,468,000	1,487,493
Forvia SE(d)
09/15/2033	6.750%	844,000	838,712
Goodyear Tire & Rubber Co. (The)
07/15/2032	8.875%	1,022,000	1,047,944
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	868,655
11/15/2032	8.000%	1,657,000	1,740,308
05/15/2033	7.375%	676,000	701,059
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	777,000	758,674
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	1,292,000	1,334,505
07/17/2035	8.125%	2,538,000	2,673,990
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	527,000	530,646
03/24/2031	7.500%	1,938,000	1,948,562
04/23/2032	6.875%	4,175,000	4,096,888
Total			22,669,921
Banking 0.4%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	2,716,000	2,651,247
Brokerage/Asset Managers/Exchanges 1.3%
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,602,000	3,802,403
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,538,577
Jane Street Group/Finance, Inc.(d)
05/01/2033	6.750%	495,000	504,583
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	3,145,000	3,154,715
Total			9,000,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 2.2%
Core & Main LP(d)
07/01/2034	6.000%	827,000	822,653
CP Atlas Buyer, Inc.(d)
07/15/2030	9.750%	687,000	618,220
JH North America Holdings, Inc.(d)
07/31/2032	6.125%	1,004,000	1,006,467
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,669,000	1,408,579
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,477,000	2,506,985
03/01/2033	6.750%	2,333,000	2,363,697
QXO Building Products, Inc.(d)
07/15/2031	6.500%	831,000	834,131
04/30/2032	6.750%	1,521,000	1,553,633
07/15/2034	6.875%	1,200,000	1,202,088
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	477,616
08/01/2033	6.250%	358,000	354,124
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,211,473
07/15/2030	4.375%	750,000	708,732
Total			15,068,398
Cable and Satellite 3.7%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,395,407
03/01/2030	4.750%	3,806,000	3,556,525
08/15/2030	4.500%	2,362,000	2,156,584
03/01/2031	7.375%	350,000	348,402
02/01/2032	4.750%	2,771,000	2,421,335
06/01/2033	4.500%	785,000	667,690
01/15/2034	4.250%	2,597,000	2,124,409
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	3,594,000	3,099,913
DirectTV Financing LLC/Co-Obligor, Inc.(d)
06/01/2032	9.250%	954,000	976,475
DirecTV Financing LLC(d)
02/01/2030	8.875%	361,000	368,014
DISH DBS Corp.(d)
12/01/2028	5.750%	706,000	680,545
EchoStar Corp.
11/30/2029	10.750%	2,828,684	3,059,343
EchoStar Corp.(e)
11/30/2030	6.750%	1,200,039	1,216,962
Sirius XM Radio, Inc.(d)
07/01/2030	4.125%	1,143,000	1,068,881
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	578,000	355,593
VZ Secured Financing BV(d)
01/15/2032	5.000%	1,861,000	1,526,131
Total			25,022,209
Chemicals 4.2%
Ashland LLC(d)
09/01/2031	3.375%	2,556,000	2,327,027
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	419,595
02/15/2031	7.000%	974,000	999,943
07/15/2032	7.379%	490,000	512,506
04/15/2033	6.750%	309,000	315,270
11/15/2033	7.700%	655,000	695,254
02/15/2034	7.375%	545,000	560,713
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,516,000	1,493,624
FMC Corp.
05/18/2033	5.650%	20,000	17,874
10/01/2049	4.500%	1,590,000	1,025,965
FMC Corp.(f)
Subordinated
11/01/2055	8.450%	35,000	26,286
HB Fuller Co.
10/15/2028	4.250%	266,000	260,073
INEOS Finance PLC(d)
04/15/2029	7.500%	1,006,000	989,969
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	2,560,000	2,272,468
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	3,498,000	3,405,909
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,295,221
06/15/2031	7.250%	1,256,000	1,270,875
02/15/2033	7.250%	1,776,000	1,739,523
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	805,000	800,401
08/15/2033	6.250%	645,000	648,274
W.R. Grace Holdings LLC(d)
03/01/2031	7.375%	2,461,000	2,443,702
08/15/2032	6.625%	3,550,000	3,379,801
08/01/2033	7.000%	1,583,000	1,518,493
Total			28,418,766
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.9%
Herc Holdings, Inc.(d)
06/15/2030	7.000%	1,200,000	1,237,305
03/15/2031	5.750%	422,000	417,980
06/15/2033	7.250%	3,768,000	3,888,028
03/15/2034	6.000%	780,000	765,814
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	376,052
03/15/2031	7.750%	980,000	1,012,765
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	1,332,000	1,392,763
07/15/2034	7.000%	2,045,000	2,062,460
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,470,000	1,431,216
03/15/2034	6.125%	431,000	437,200
Total			13,021,583
Consumer Cyclical Services 0.4%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,943,000	1,882,499
Match Group Holdings II LLC(d)
10/01/2031	3.625%	794,000	708,483
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	375,189
Total			2,966,171
Consumer Products 1.0%
Newell Brands, Inc.(d)
06/01/2028	8.500%	891,000	930,244
Newell Brands, Inc.
05/15/2030	6.375%	324,000	327,339
05/15/2032	6.625%	354,000	357,851
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,336,848
Prestige Brands, Inc.(d)
07/15/2034	6.250%	884,000	886,210
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,404,000	1,300,643
Whirlpool Corp.
06/15/2030	6.125%	278,000	252,813
06/15/2033	6.500%	289,000	244,838
Whirlpool Corp.(d)
07/01/2031	7.500%	367,000	364,704
07/01/2034	7.875%	1,031,000	976,387
Total			6,977,877
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.3%
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	1,830,000	1,861,286
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,099,597
Gates Corp. (The)(d)
07/01/2029	6.875%	334,000	340,983
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,377,838
WESCO Distribution, Inc.(d)
04/15/2031	5.250%	476,000	468,338
03/15/2032	6.625%	1,957,000	1,997,757
03/15/2033	6.375%	719,000	731,233
04/15/2034	5.500%	800,000	778,938
Total			8,655,970
Electric 5.5%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	929,055
01/15/2034	6.250%	1,716,000	1,678,485
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	554,000	543,800
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	948,000	934,714
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,509,521
02/15/2031	3.750%	1,921,000	1,762,438
01/15/2032	3.750%	1,567,000	1,406,778
01/15/2034	5.750%	2,068,000	1,993,461
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	775,251
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,102,000	1,140,149
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	381,000	376,759
01/15/2029	7.250%	1,126,000	1,161,546
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,154,000	2,136,632
07/15/2029	5.750%	152,000	151,963
02/15/2031	3.625%	2,947,000	2,717,666
02/01/2033	6.000%	806,000	803,231
01/15/2034	5.750%	1,205,000	1,173,925
05/15/2034	5.875%	562,000	551,716
11/01/2034	6.250%	615,000	613,233
01/15/2036	6.000%	1,205,000	1,178,721
05/15/2036	6.125%	573,000	564,871
PG&E Corp.(f)
03/15/2055	7.375%	900,000	912,690
09/15/2056	6.850%	325,000	320,801
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,427,000	1,399,599
02/01/2036	6.500%	1,427,000	1,408,662
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	1,782,000	1,764,293
01/15/2030	4.750%	2,809,000	2,689,008
VoltaGrid LLC(d)
11/01/2030	7.375%	483,000	485,465
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	578,000	614,240
03/15/2033	8.625%	2,210,000	2,360,828
04/15/2034	7.750%	1,465,000	1,534,618
Total			37,594,119
Environmental 0.7%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	274,996
GFL Environmental Holdings US, Inc.(d)
02/01/2034	5.500%	182,000	168,360
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,062,321
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	3,309,000	3,365,865
Total			4,871,542
Finance Companies 4.6%
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	1,734,000	1,677,192
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	336,740
03/15/2030	5.875%	1,579,000	1,575,327
goeasy Ltd.(d)
07/01/2029	7.625%	397,000	377,721
05/15/2030	6.875%	229,000	206,980
10/01/2030	7.375%	227,000	207,347
Navient Corp.
03/15/2029	5.500%	1,775,000	1,703,241
03/15/2031	11.500%	628,000	663,049
OneMain Finance Corp.
05/15/2029	6.625%	1,240,000	1,256,816
03/15/2030	7.875%	1,680,000	1,740,538
09/15/2030	4.000%	1,639,000	1,503,831
05/15/2031	7.500%	1,301,000	1,333,646
11/15/2031	7.125%	548,000	555,467
09/15/2032	7.125%	480,000	485,397
03/15/2033	6.500%	986,000	962,768
09/15/2033	6.750%	762,000	750,274
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,415,000	2,489,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Cos, Inc.(d)
08/01/2030	6.125%	698,000	703,553
08/01/2031	6.125%	305,000	306,377
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,557,491
10/15/2033	4.000%	1,765,000	1,559,373
Springleaf Finance Corp.
11/15/2029	5.375%	1,750,000	1,709,857
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	2,944,000	2,751,561
UWM Holdings LLC(d)
02/01/2030	6.625%	1,732,000	1,607,077
03/15/2031	6.250%	2,592,000	2,313,557
Total			31,335,050
Food and Beverage 2.6%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2034	6.375%	1,910,000	1,916,313
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,871,720
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	741,794
Post Holdings, Inc.(d)
09/15/2031	4.500%	2,261,000	2,098,067
02/15/2032	6.250%	928,000	933,273
03/01/2033	6.375%	1,195,000	1,177,331
10/15/2034	6.250%	1,285,000	1,249,190
03/15/2036	6.500%	1,478,000	1,441,631
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	695,000	698,018
04/30/2029	4.375%	761,000	738,778
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,967,000	1,900,870
US Foods, Inc.(d)
02/15/2029	4.750%	2,072,000	2,042,235
01/15/2032	7.250%	809,000	835,966
Total			17,645,186
Gaming 2.8%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	1,215,000	1,156,257
02/15/2030	7.000%	670,000	672,475
02/15/2032	6.500%	782,000	748,192
10/15/2032	6.000%	1,262,000	1,108,062
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	904,608
Churchill Downs, Inc.(d)
05/01/2031	6.750%	606,000	614,585
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	977,974
10/01/2033	6.250%	1,375,000	1,350,902
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	732,000	710,689
Penn Entertainment, Inc.(d)
04/01/2031	6.750%	940,000	942,779
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	3,106,000	2,960,729
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,232,000	1,239,177
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	1,080,000	1,084,913
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,141,000	2,543,969
Voyager Parent LLC(d)
07/01/2032	9.250%	1,898,000	2,017,040
Total			19,032,351
Health Care 4.0%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	357,593
04/15/2029	5.000%	695,000	682,031
03/15/2033	7.375%	1,338,000	1,381,619
Avantor Funding, Inc.(d)
11/01/2029	3.875%	1,497,000	1,427,702
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,412,184
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	923,000	882,256
03/15/2031	4.000%	775,000	723,389
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	812,000	751,201
02/15/2031	4.750%	154,000	137,191
01/15/2032	10.875%	450,000	474,676
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,222,381
DaVita, Inc.(d)
07/15/2033	6.750%	1,043,000	1,070,161
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	730,480
05/15/2030	6.500%	702,000	715,614
06/01/2032	6.250%	1,651,000	1,673,933
LifePoint Health, Inc.(d)
05/01/2034	7.000%	1,355,000	1,264,965
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,894,000	2,868,053
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(d)
12/01/2032	6.250%	1,060,000	1,017,422
Star Parent, Inc.(d)
10/01/2030	9.000%	2,758,000	2,898,979
Tenet Healthcare Corp.
01/15/2030	4.375%	2,104,000	2,028,877
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	3,238,000	3,189,269
Total			26,909,976
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	980,000	907,601
10/15/2030	3.000%	1,095,000	985,387
03/01/2031	2.500%	1,050,000	914,042
08/01/2031	2.625%	650,000	563,538
Total			3,370,568
Independent Energy 3.3%
Civitas Resources, Inc.(d)
11/01/2030	8.625%	701,000	735,957
07/01/2031	8.750%	590,000	617,066
06/15/2033	9.625%	2,225,000	2,447,422
CNX Resources Corp.(d)
03/01/2032	7.250%	999,000	1,026,678
03/01/2034	5.875%	1,431,000	1,386,073
Crescent Energy Finance LLC(d)
04/01/2032	7.625%	1,035,000	1,046,335
01/15/2033	7.375%	722,000	725,347
01/15/2034	8.375%	590,000	608,571
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	815,000	818,091
02/01/2029	5.750%	625,000	623,650
02/01/2031	6.000%	1,047,000	1,020,909
11/01/2033	8.375%	294,000	308,512
02/15/2035	7.250%	1,534,000	1,523,349
Matador Resources Co.(d)
04/15/2032	6.500%	1,087,000	1,085,300
04/15/2033	6.250%	891,000	876,746
04/15/2034	6.000%	706,000	682,485
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,488,220
07/15/2028	6.500%	741,000	742,369
SM Energy Co.(d)
08/01/2029	6.750%	937,000	950,514
08/01/2032	7.000%	1,082,000	1,099,161
04/15/2034	6.625%	2,418,000	2,403,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vital Energy, Inc.(d)
04/15/2032	7.875%	345,000	351,393
Total			22,567,902
Leisure 3.3%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,105,000	1,078,126
Carnival Corp.(d)
03/15/2030	5.750%	1,628,000	1,632,045
08/01/2032	5.750%	688,000	682,617
02/15/2033	6.125%	1,597,000	1,597,418
Cedar Fair LP
07/15/2029	5.250%	370,000	355,422
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	740,000	740,408
NCL Corp., Ltd.(d)
01/15/2031	5.875%	2,775,000	2,653,605
02/01/2032	6.750%	1,593,000	1,561,349
09/15/2033	6.250%	1,062,000	1,009,211
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,557,000	3,486,853
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(d)
01/15/2032	8.625%	2,746,000	2,777,345
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	609,000	613,264
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,121,672
Viking Cruises Ltd.(d)
07/15/2031	9.125%	585,000	612,892
10/15/2033	5.875%	1,735,000	1,716,176
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	813,041
Total			22,451,444
Lodging 2.0%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	770,000	722,180
09/15/2031	5.500%	942,000	933,313
02/15/2032	3.625%	775,000	701,505
03/15/2033	5.875%	625,000	624,637
09/15/2033	5.750%	762,000	755,405
Hilton Grand Vacations Borrower Escrow LLC(d)
06/01/2029	5.000%	965,000	936,232
01/15/2032	6.625%	2,853,000	2,860,698
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	3,441,000	3,384,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(d)
06/01/2031	6.250%	1,557,000	1,559,789
09/01/2033	6.125%	1,372,000	1,347,777
Total			13,826,035
Media and Entertainment 4.3%
CBS Corp.
07/01/2042	4.850%	454,000	293,212
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,795,000	1,864,170
02/15/2031	7.125%	1,314,000	1,355,287
03/15/2033	7.500%	1,337,000	1,403,238
Discovery Global Holdings, Inc.
03/15/2032	4.279%	1,095,000	971,505
03/15/2042	5.050%	3,233,000	2,256,564
03/15/2052	5.141%	575,000	367,811
Gray Media, Inc.(d)
07/15/2032	9.625%	710,000	717,293
08/15/2033	7.250%	1,243,000	1,228,744
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,249,000	1,265,305
Nexstar Media, Inc.(d)
09/15/2033	6.500%	2,075,000	2,065,283
04/15/2034	7.250%	2,822,000	2,829,213
OAK-Eagle Acquireco, Inc.(d)
07/01/2033	7.250%	1,021,000	1,058,576
07/01/2034	8.750%	839,000	883,030
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,187,489
03/15/2030	4.625%	373,000	360,597
02/15/2031	7.375%	296,000	306,455
06/15/2034	6.000%	489,000	483,032
Snap, Inc.(d)
03/01/2033	6.875%	3,136,000	3,064,981
03/15/2034	6.875%	1,889,000	1,831,989
Univision Communications, Inc.(d)
06/30/2030	7.375%	919,000	914,688
04/15/2033	8.875%	867,000	839,567
Viacom, Inc.
03/15/2043	4.375%	975,000	594,964
09/01/2043	5.850%	760,000	538,070
ViacomCBS, Inc.
05/19/2032	4.200%	730,000	619,713
05/19/2050	4.950%	421,000	254,230
Total			29,555,006
Metals and Mining 3.0%
Carpenter Technology Corp.(d)
03/01/2034	5.625%	1,088,000	1,072,888
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	481,000	485,657
03/15/2032	7.000%	212,000	212,549
05/01/2033	7.375%	228,000	230,368
01/15/2034	7.625%	689,000	697,278
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	1,036,000	1,081,205
Constellium SE(d)
04/15/2029	3.750%	1,483,000	1,416,397
08/15/2032	6.375%	1,657,000	1,671,016
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	1,355,000	1,359,910
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	1,955,000	1,849,096
03/01/2034	5.875%	1,889,000	1,848,107
Novelis Corp.(d)
01/30/2030	4.750%	2,112,000	2,028,235
08/15/2031	3.875%	2,685,000	2,437,301
08/15/2033	6.375%	1,117,000	1,114,346
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	568,215
WS Escrow LLC(d)
06/01/2033	7.750%	2,343,000	2,423,347
Total			20,495,915
Midstream 6.6%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,298,000	1,391,565
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,180,382
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,649,000	1,580,042
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,050,000	2,127,783
06/30/2033	7.375%	1,864,000	1,907,719
06/01/2034	6.875%	1,129,000	1,133,732
Harvest Midstream I LP(d)
05/15/2034	6.750%	2,029,000	2,037,609
ITT Holdings LLC(d)
08/01/2029	6.500%	1,239,000	1,225,623
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	571,396
Sunoco LP(d),(f),(g)
	7.875%	3,253,000	3,334,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,534,715
07/15/2031	5.375%	987,000	968,883
05/01/2032	7.250%	1,418,000	1,463,940
07/01/2033	6.250%	2,113,000	2,118,046
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,272,000	2,107,266
11/01/2033	3.875%	1,775,000	1,558,529
05/01/2036	6.000%	2,714,000	2,686,266
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	2,514,000	2,497,195
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,290,596
01/15/2030	7.000%	1,075,000	1,092,112
02/01/2032	9.875%	898,000	956,230
12/15/2034	6.375%	652,000	634,861
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	528,000	536,312
05/01/2033	7.500%	848,000	920,453
01/15/2034	6.500%	1,950,000	2,012,733
06/15/2034	6.500%	698,000	720,351
05/01/2035	7.750%	973,000	1,077,189
01/15/2036	6.750%	2,863,000	2,997,420
Total			44,663,700
Oil Field Services 2.6%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	949,375
Archrock Services LP /Partners Finance Corp.(d)
02/01/2034	6.000%	2,043,000	1,999,917
Kodiak Gas Services LLC(d)
04/01/2031	5.875%	927,000	916,745
10/01/2033	6.500%	1,555,000	1,553,997
10/01/2035	6.750%	623,000	627,758
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,901,000	1,989,572
08/15/2031	8.875%	320,000	329,485
11/15/2032	7.625%	945,000	963,619
Noble Finance II LLC(d)
06/15/2034	6.250%	1,773,000	1,721,087
Oceaneering International, Inc.(d)
07/15/2034	6.875%	2,057,000	2,105,014
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,320,000	1,347,376
Transocean, Inc.(d)
05/15/2031	8.500%	1,661,000	1,732,664
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,218,000	1,243,274
Total			17,479,883
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	726,576
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	703,976
Total			1,430,552
Other REIT 0.9%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,837,579
05/15/2029	4.875%	1,134,000	1,105,259
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	442,255
04/01/2032	6.500%	1,211,000	1,231,390
06/15/2033	6.500%	763,000	776,175
03/15/2034	5.750%	332,000	325,179
Service Properties Trust(d)
11/15/2031	8.625%	672,000	705,995
Total			6,423,832
Packaging 1.1%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2028	3.250%	1,080,000	1,038,260
01/30/2031	6.250%	744,000	749,072
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	2,080,000	1,988,453
04/15/2032	6.750%	693,000	660,175
Sword Purchaser LLC(d)
04/15/2033	8.250%	1,775,000	1,815,562
04/15/2034	10.500%	1,282,000	1,327,887
Total			7,579,409
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	4,173,000	4,265,451
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,879,026
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,585,000	2,523,189
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,077,094
Organon Finance 1 LLC(d)
04/30/2028	4.125%	834,000	821,678
04/30/2031	5.125%	345,000	341,695
Total			10,908,133
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 5.1%
Acrisure LLC/Finance, Inc.(d)
02/15/2029	4.250%	1,482,000	1,380,096
11/06/2030	7.500%	2,660,000	2,573,954
07/01/2032	6.750%	2,536,000	2,332,720
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,611,577
04/15/2028	6.750%	1,261,000	1,267,751
01/15/2031	7.000%	1,399,000	1,420,402
10/01/2031	6.500%	1,649,000	1,648,563
10/01/2032	7.375%	2,402,000	2,416,326
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	4,951,000	5,024,407
Asurion LLC and Asurion Co-Issuer, Inc.(d)
02/01/2034	8.375%	830,000	756,410
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	1,395,000	1,382,039
HUB International Ltd.(d)
12/01/2029	5.625%	630,000	629,399
06/15/2030	7.250%	4,500,000	4,636,745
01/31/2032	7.375%	3,352,000	3,427,256
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	4,767
Subordinated
12/01/2037	0.000%	180,000	187
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	10,224
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	3,401,000	3,396,387
Total			34,919,210
Railroads 0.8%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,355,056
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,631,000	2,704,553
Total			5,059,609
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	680,000	687,203
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	2,940,000	2,855,364
Total			3,542,567
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.8%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	976,000	1,000,274
08/01/2033	7.375%	1,524,000	1,572,718
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	2,482,397	2,665,455
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	639,774
01/15/2030	6.375%	486,000	488,750
L Brands, Inc.
06/15/2029	7.500%	385,000	390,030
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,668,551
08/01/2031	8.250%	1,005,000	1,047,384
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	824,040
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	1,809,000	1,706,021
Total			12,002,997
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	799,221
Albertsons Cos, Inc.(d)
03/31/2032	5.625%	1,484,000	1,411,679
Total			2,210,900
Technology 12.1%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,965,000	2,018,416
APLD ComputeCo 2 LLC(d)
03/15/2031	6.750%	5,413,000	5,293,131
APLD ComputeCo 3 LLC(d)
06/15/2031	7.000%	2,427,000	2,369,126
APLD ComputeCo LLC(d)
12/15/2030	9.250%	2,583,000	2,745,495
ASGN, Inc.(d)
05/15/2028	4.625%	2,455,000	2,350,884
Black Pearl Compute LLC(d)
02/15/2031	6.125%	1,245,000	1,242,720
Block, Inc.(d)
08/15/2030	5.625%	1,042,000	1,036,983
08/15/2033	6.000%	815,000	808,864
Block, Inc.
05/15/2032	6.500%	2,384,000	2,410,565
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CACI International, Inc.(d)
06/15/2033	6.375%	2,387,000	2,404,963
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	246,000	129,578
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	437,000	226,279
Cipher Compute LLC(d)
11/15/2030	7.125%	1,248,000	1,273,040
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,707,000	2,495,353
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	3,604,000	3,533,212
06/30/2032	8.250%	725,000	686,234
08/15/2033	6.625%	358,000	312,595
Core Scientific Finance I LLC(d)
05/15/2031	7.750%	3,722,000	3,646,202
CoreWeave, Inc.(d)
02/01/2031	9.000%	2,100,000	1,899,563
10/01/2031	9.750%	1,699,000	1,542,275
07/15/2032	9.625%	2,753,000	2,467,726
Entegris Escrow Corp.(d)
06/15/2030	5.950%	2,161,000	2,163,096
Entegris, Inc.(d)
05/01/2029	3.625%	720,000	683,752
Flash Compute LLC(d)
12/31/2030	7.250%	1,012,000	1,022,226
Galaxy Helios Data Centers II LLC(d)
08/01/2031	9.875%	1,768,000	1,775,717
HealthEquity, Inc.(d)
10/01/2029	4.500%	1,465,000	1,421,083
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	1,171,000	925,358
ION Platform Finance US, Inc./SARL(d)
05/01/2028	4.625%	991,000	925,014
05/15/2028	5.750%	722,000	684,305
Iron Mountain, Inc.(d)
02/15/2031	4.500%	1,782,000	1,688,560
01/15/2033	6.250%	755,000	758,034
Meridian Arc Holdco LLC(d)
04/30/2031	6.250%	2,748,000	2,641,529
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,217,234
04/15/2029	5.125%	474,000	460,424
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,573,000	1,602,771
05/15/2031	10.375%	845,000	884,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
11

Portfolio of Investments (continued)
July 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(d)
03/31/2029	6.500%	2,676,000	2,617,406
PR RNO Property Owner 1 LLC(d)
05/01/2031	6.500%	4,108,000	3,864,250
Sabre GLBL, Inc.(d)
11/15/2029	10.750%	95,000	91,437
03/15/2030	10.750%	217,000	207,836
07/15/2030	11.125%	529,000	508,950
Science Applications International Corp.(d)
11/01/2033	5.875%	1,774,000	1,736,315
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	3,393,000	3,396,657
Stingray Compute LLC(d)
06/15/2031	6.000%	646,000	631,247
SV RNO Property Owner 1 LLC(d)
03/01/2031	5.875%	4,184,000	3,890,353
Synaptics, Inc.(d)
06/15/2029	4.000%	659,000	646,972
UKG, Inc.(d)
02/01/2031	6.875%	738,000	723,009
WEX, Inc.(d)
03/15/2033	6.500%	1,415,000	1,409,134
WULF Compute LLC(d)
10/15/2030	7.750%	877,000	911,126
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	2,894,000	2,407,351
Total			82,789,153
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,932,000	1,928,778
06/15/2032	8.375%	1,019,000	1,015,244
Carrix, Inc.(d)
08/01/2033	6.125%	1,671,000	1,663,623
Total			4,607,645
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
07/15/2031	4.750%	1,396,000	1,102,591
Wirelines 0.9%
Fibercop SpA(d)
07/18/2036	7.200%	154,000	156,337
Iliad Holding SAS(d)
10/15/2028	7.000%	1,247,000	1,250,218
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(d)
04/15/2031	8.500%	655,000	689,081
04/15/2032	7.000%	314,000	316,903
Level 3 Financing, Inc.(d)
01/15/2036	8.500%	1,378,000	1,432,872
02/15/2037	7.500%	265,000	263,089
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,199,000	1,246,066
Windstream Services LLC(d)
10/15/2033	7.500%	923,000	943,880
Total			6,298,446
Total Corporate Bonds & Notes (Cost $645,545,323)			641,094,941

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
High Yield 1.4%
Columbia Short Duration High Yield ETF(i)	485,000	9,731,525
Total Exchange-Traded Fixed Income Funds (Cost $9,756,775)		9,731,525

Foreign Government Obligations(j) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(d)
02/15/2030	9.000%	1,195,000	1,253,914
Total Foreign Government Obligations (Cost $1,195,000)			1,253,914

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.981%	1,260,321	1,090,972
Technology 0.4%
Ascend Learning LLC(k),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.731%	1,327,718	1,311,745
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(k),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.731%	1,904,911	1,717,829
Total			3,029,574
Total Senior Loans (Cost $4,401,007)			4,120,546

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(i),(m)	15,175,639	15,166,534
Total Money Market Funds (Cost $15,165,806)		15,166,534
Total Investments in Securities (Cost: $679,255,058)		671,460,673
Other Assets & Liabilities, Net		10,861,141
Net Assets		682,321,814
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $590,265,170, which represents 86.51% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2026.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security in default.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	7,077,350	2,735,775	—	(81,600)	9,731,525	5,553	—	549,507	485,000
Columbia Short-Term Cash Fund, 3.813%
	29,337,103	194,269,861	(208,437,895)	(2,535)	15,166,534	—	(5,945)	857,512	15,175,639
Total	36,414,453			(84,135)	24,898,059	5,553	(5,945)	1,407,019

(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at July 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
13

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,763	—	62	3,825
Consumer Discretionary	75,902	—	—	75,902
Industrials	13,486	—	—	13,486
Utilities	—	—	0 *	0 *
Total Common Stocks	93,151	—	62	93,213
Corporate Bonds & Notes	—	641,094,941	—	641,094,941
Exchange-Traded Fixed Income Funds	9,731,525	—	—	9,731,525
Foreign Government Obligations	—	1,253,914	—	1,253,914
Senior Loans	—	4,120,546	—	4,120,546
Money Market Funds	15,166,534	—	—	15,166,534
Total Investments in Securities	24,991,210	646,469,401	62	671,460,673

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Income Opportunities Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $654,332,477)	$646,562,614
Affiliated issuers (cost $24,922,581)	24,898,059
Cash	33,539
Receivable for:
Investments sold on a delayed delivery basis	880,317
Capital shares sold	3,077,155
Dividends	59,947
Interest	11,581,634
Foreign tax reclaims	14,334
Expense reimbursement due from Investment Manager	1,788
Prepaid expenses	5,641
Total assets	687,115,028
Liabilities
Payable for:
Capital shares redeemed	934,760
Distributions to shareholders	3,399,276
Management services fees	12,096
Distribution and/or service fees	1,280
Transfer agent fees	42,303
Compensation of board members	586
Other expenses	46,036
Deferred compensation of board members	356,877
Total liabilities	4,793,214
Net assets applicable to outstanding capital stock	$682,321,814
Represented by
Paid in capital	738,358,809
Total distributable earnings (loss)	(56,036,995)
Total - representing net assets applicable to outstanding capital stock	$682,321,814
Class A
Net assets	$167,742,780
Shares outstanding	19,180,805
Net asset value per share	$8.75
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.19
Class C
Net assets	$4,902,615
Shares outstanding	561,177
Net asset value per share	$8.74
Institutional Class
Net assets	$273,283,770
Shares outstanding	31,184,063
Net asset value per share	$8.76
Institutional 2 Class
Net assets	$77,455,077
Shares outstanding	8,831,193
Net asset value per share	$8.77
Institutional 3 Class
Net assets	$148,780,964
Shares outstanding	16,987,204
Net asset value per share	$8.76
Class S
Net assets	$10,156,608
Shares outstanding	1,159,026
Net asset value per share	$8.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
15

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$2,244
Dividends — affiliated issuers	1,407,019
Interest	45,951,205
Total income	47,360,468
Expenses:
Management services fees	4,575,040
Distribution and/or service fees
Class A	440,043
Class C	52,541
Transfer agent fees
Class A	194,831
Class C	5,816
Institutional Class	301,706
Institutional 2 Class	48,197
Institutional 3 Class	6,122
Class S	12,124
Custodian fees	10,986
Printing and postage fees	58,095
Registration fees	88,112
Accounting services fees	32,824
Legal fees	26,750
Compensation of chief compliance officer	118
Compensation of board members	17,545
Deferred compensation of board members	89,209
Other	25,486
Total expenses	5,985,545
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(760,972)
Expense reduction	(200)
Total net expenses	5,224,373
Net investment income	42,136,095
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	266,479
Investments — affiliated issuers	(5,945)
Capital gain distributions from underlying affiliated funds	5,553
Net realized gain	266,087
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,354,813)
Investments — affiliated issuers	(84,135)
Net change in unrealized appreciation (depreciation)	(9,438,948)
Net realized and unrealized loss	(9,172,861)
Net increase in net assets resulting from operations	$32,963,234
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Income Opportunities Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$42,136,095	$41,392,557
Net realized gain (loss)	266,087	(1,036,575)
Net change in unrealized appreciation (depreciation)	(9,438,948)	10,900,433
Net increase in net assets resulting from operations	32,963,234	51,256,415
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,174,209)	(10,473,360)
Advisor Class	—	(99,740)
Class C	(264,213)	(271,041)
Institutional Class	(16,509,140)	(15,537,141)
Institutional 2 Class	(5,398,340)	(5,730,066)
Institutional 3 Class	(9,354,261)	(8,685,074)
Class S	(660,040)	(650,227)
Total distributions to shareholders	(42,360,203)	(41,446,649)
Decrease in net assets from capital stock activity	(32,462,619)	(51,940,848)
Total decrease in net assets	(41,859,588)	(42,131,082)
Net assets at beginning of year	724,181,402	766,312,484
Net assets at end of year	$682,321,814	$724,181,402
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
17

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,071,265	9,506,204	1,845,164	16,160,906
Distributions reinvested	1,032,183	9,154,116	1,073,700	9,438,937
Shares redeemed	(3,508,413)	(31,139,158)	(4,548,632)	(39,883,553)
Net decrease	(1,404,965)	(12,478,838)	(1,629,768)	(14,283,710)
Advisor Class
Shares sold	—	—	34,633	306,445
Distributions reinvested	—	—	9,058	80,238
Shares redeemed	—	—	(755,350)	(6,659,999)
Net decrease	—	—	(711,659)	(6,273,316)
Class C
Shares sold	100,825	893,677	132,665	1,163,591
Distributions reinvested	29,609	262,347	30,551	268,321
Shares redeemed	(194,879)	(1,726,015)	(205,322)	(1,800,862)
Net decrease	(64,445)	(569,991)	(42,106)	(368,950)
Institutional Class
Shares sold	12,126,910	107,432,682	7,256,353	63,986,432
Distributions reinvested	1,743,573	15,496,785	1,630,055	14,362,339
Shares redeemed	(14,283,648)	(126,770,633)	(9,202,313)	(81,009,148)
Net decrease	(413,165)	(3,841,166)	(315,905)	(2,660,377)
Institutional 2 Class
Shares sold	1,628,447	14,507,118	1,990,083	17,524,296
Distributions reinvested	605,241	5,384,465	648,017	5,712,551
Shares redeemed	(3,951,525)	(35,154,076)	(6,985,346)	(61,543,877)
Net decrease	(1,717,837)	(15,262,493)	(4,347,246)	(38,307,030)
Institutional 3 Class
Shares sold	1,829,122	16,266,125	1,840,264	16,146,088
Distributions reinvested	576,567	5,120,237	504,710	4,443,722
Shares redeemed	(2,290,590)	(20,347,483)	(2,535,976)	(22,304,579)
Net increase (decrease)	115,099	1,038,879	(191,002)	(1,714,769)
Class S
Shares sold	43,863	391,498	1,891,739	16,782,034
Distributions reinvested	74,268	660,040	73,939	650,131
Shares redeemed	(269,630)	(2,400,548)	(655,153)	(5,764,861)
Net increase (decrease)	(151,499)	(1,349,010)	1,310,525	11,667,304
Total net decrease	(3,636,812)	(32,462,619)	(5,927,161)	(51,940,848)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Income Opportunities Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$8.87	0.51	(0.12)	0.39	(0.51)	—	(0.51)
Year Ended 7/31/2025	$8.75	0.49	0.12	0.61	(0.49)	—	(0.49)
Year Ended 7/31/2024	$8.44	0.47	0.31	0.78	(0.47)	—	(0.47)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Class C
Year Ended 7/31/2026	$8.86	0.44	(0.11)	0.33	(0.45)	—	(0.45)
Year Ended 7/31/2025	$8.74	0.42	0.12	0.54	(0.42)	—	(0.42)
Year Ended 7/31/2024	$8.43	0.40	0.32	0.72	(0.41)	—	(0.41)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Institutional Class
Year Ended 7/31/2026	$8.89	0.53	(0.12)	0.41	(0.54)	—	(0.54)
Year Ended 7/31/2025	$8.77	0.51	0.12	0.63	(0.51)	—	(0.51)
Year Ended 7/31/2024	$8.46	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Institutional 2 Class
Year Ended 7/31/2026	$8.89	0.54	(0.12)	0.42	(0.54)	—	(0.54)
Year Ended 7/31/2025	$8.77	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.46	0.49	0.32	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Income Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$8.75	4.51%	1.06%	0.95% (c)	5.75%	53%	$167,743
Year Ended 7/31/2025	$8.87	7.16%	1.06%	0.96% (c)	5.57%	43%	$182,547
Year Ended 7/31/2024	$8.75	9.54%	1.07%	0.96% (c)	5.47%	41%	$194,321
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Class C
Year Ended 7/31/2026	$8.74	3.73%	1.81%	1.70% (c)	5.00%	53%	$4,903
Year Ended 7/31/2025	$8.86	6.37%	1.81%	1.71% (c)	4.82%	43%	$5,542
Year Ended 7/31/2024	$8.74	8.73%	1.82%	1.71% (c)	4.72%	41%	$5,835
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Institutional Class
Year Ended 7/31/2026	$8.76	4.65%	0.81%	0.70% (c)	6.00%	53%	$273,284
Year Ended 7/31/2025	$8.89	7.42%	0.81%	0.71% (c)	5.82%	43%	$280,799
Year Ended 7/31/2024	$8.77	9.80%	0.82%	0.71% (c)	5.73%	41%	$279,753
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Institutional 2 Class
Year Ended 7/31/2026	$8.77	4.83%	0.75%	0.64%	6.05%	53%	$77,455
Year Ended 7/31/2025	$8.89	7.50%	0.75%	0.64%	5.87%	43%	$93,810
Year Ended 7/31/2024	$8.77	9.88%	0.75%	0.64%	5.79%	41%	$130,682
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
21

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$8.88	0.54	(0.11)	0.43	(0.55)	—	(0.55)
Year Ended 7/31/2025	$8.76	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.45	0.50	0.31	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Class S
Year Ended 7/31/2026	$8.89	0.53	(0.12)	0.41	(0.54)	—	(0.54)
Year Ended 7/31/2025(d)	$8.89	0.43	(0.01)(e)	0.42	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Income Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$8.76	4.88%	0.70%	0.59%	6.11%	53%	$148,781
Year Ended 7/31/2025	$8.88	7.55%	0.70%	0.59%	5.93%	43%	$149,839
Year Ended 7/31/2024	$8.76	9.94%	0.70%	0.59%	5.84%	41%	$149,476
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Class S
Year Ended 7/31/2026	$8.76	4.65%	0.81%	0.70% (c)	6.00%	53%	$10,157
Year Ended 7/31/2025 (d)	$8.89	4.93%	0.82%	0.71%	5.91%	43%	$11,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
23

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
24
Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Income Opportunities Fund  | 2026
25

Notes to Financial Statements (continued)
July 31, 2026
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
26
Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.64% of the Fund’s average daily net assets.
Columbia Income Opportunities Fund  | 2026
27

Notes to Financial Statements (continued)
July 31, 2026
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11
28
Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $200.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $867,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	47,841
Class C	—	1.00 (b)	577

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.96	0.96
Class C	1.71	1.71
Institutional Class	0.71	0.71
Institutional 2 Class	0.64	0.65
Institutional 3 Class	0.59	0.60
Class S	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Income Opportunities Fund  | 2026
29

Notes to Financial Statements (continued)
July 31, 2026
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
166,061	(166,061)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
42,360,203	—	42,360,203	41,446,649	—	41,446,649
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
3,535,079	—	(47,261,103)	(8,554,818)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
680,015,491	7,394,656	(15,949,474)	(8,554,818)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30
Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(6,191,572)	(41,069,531)	(47,261,103)	79,720
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $361,726,039 and $395,317,594, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Columbia Income Opportunities Fund  | 2026
31

Notes to Financial Statements (continued)
July 31, 2026
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 48.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
32
Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Income Opportunities Fund  | 2026
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Income Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, agent banks and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
34
Columbia Income Opportunities Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
98.99%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Income Opportunities Fund  | 2026
35

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
36
Columbia Income Opportunities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance on a gross basis for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Income Opportunities Fund  | 2026
37

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
38
Columbia Income Opportunities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Income Opportunities Fund  | 2026
39

Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN164_(09/26)

Columbia Short-Term Cash Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short-Term Cash Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Commercial Paper 4.6%
Issuer	Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
08/03/2026	3.760%	81,165,000	81,139,937
08/05/2026	3.760%	39,755,000	39,734,544
08/10/2026	3.760%	125,000,000	124,871,428
08/31/2026	3.750%	100,000,000	99,682,816
09/02/2026	3.780%	55,124,000	54,936,276
09/15/2026	3.850%	48,100,000	47,867,592
10/08/2026	3.940%	25,000,000	24,815,387
10/16/2026	3.960%	17,835,000	17,687,191
New York Life Short Term Funding LLC(a)
08/12/2026	3.760%	80,074,000	79,975,115
08/26/2026	3.660%	25,000,000	24,934,924
10/07/2026	3.930%	58,000,000	57,578,205
10/14/2026	3.950%	45,200,000	44,835,645
Total Asset-Backed Commercial Paper (Cost $698,131,907)			698,059,060

Asset-Backed Securities - Non-Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW Vehicle Lease Trust
Series 2026-1 Class A1
04/26/2027	3.830%	31,298,758	31,302,082
CarMax Auto Owner Trust
Series 2026-1 Class A1
02/16/2027	3.806%	9,551,218	9,553,271
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2026-1 Class A1
06/15/2027	4.032%	17,809,076	17,809,311
Kubota Credit Owner Trust(a)
Series 2026-1 Class A1
03/15/2027	3.802%	15,605,524	15,607,484
PEAC Solutions Receivables LLC(a)
Series 2026-1A Class A1
01/20/2027	3.934%	9,792,515	9,793,267
SFS Auto Receivables Securitization Trust(a)
Series 2026-1 Class A1
03/22/2027	3.827%	5,977,080	5,977,173
Volkswagen Auto Lease Trust
Series 2026-A Class A1
03/22/2027	3.828%	32,702,973	32,706,293
World Omni Auto Receivables Trust
Series 2026-A Class A1
02/16/2027	3.818%	7,369,750	7,371,367
Total Asset-Backed Securities — Non-Agency (Cost $130,106,894)			130,120,248

Certificates of Deposit 6.2%
Issuer	Yield	Principal Amount ($)	Value ($)
Australia and New Zealand Banking Group Ltd.
08/03/2026	3.590%	225,000,000	225,000,750
08/06/2026	3.610%	250,000,000	250,001,025
Bank of Montreal(b)
SOFR + 0.270% 12/09/2026	3.920%	200,000,000	199,863,780
DNB Bank ASA
10/09/2026	3.920%	65,000,000	64,984,181
Nordea Bank Abp
08/21/2026	3.680%	200,000,000	200,001,372
Total Certificates of Deposit (Cost $940,000,000)			939,851,108

Commercial Paper 33.8%

Banking 13.4%
Canadian Imperial Bank of Commerce(a)
08/03/2026	3.760%	192,000,000	191,940,711
08/06/2026	3.760%	250,000,000	249,845,650
Cooperatieve Rabobank UA
08/03/2026	3.760%	467,000,000	466,855,792
Credit Agricole
08/03/2026	3.760%	275,000,000	274,915,081
08/04/2026	3.760%	175,000,000	174,927,955
JPMorgan Securities LLC(a),(b)
SOFR + 0.280% 11/04/2026	3.940%	75,000,000	74,986,675
SOFR + 0.270% 11/09/2026	3.930%	100,000,000	99,975,957
SOFR + 0.300% 12/22/2026	3.950%	100,000,000	99,950,617
SOFR + 0.300% 01/19/2027	3.950%	175,000,000	174,862,004
Toronto Dominion Bank (The)(a)
08/07/2026	3.760%	218,500,000	218,342,630
Total			2,026,603,072
Chemicals 0.1%
Air Liquide US LLC(a)
09/21/2026	3.870%	15,000,000	14,917,658
Construction Machinery 2.5%
Caterpillar Financial Services Corp.
08/03/2026	3.760%	23,400,000	23,392,774
08/11/2026	3.760%	41,000,000	40,953,616
John Deere Capital Corp.(a)
08/17/2026	3.770%	60,000,000	59,894,717
09/10/2026	3.830%	45,000,000	44,807,018
09/15/2026	3.850%	10,000,000	9,951,682
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
John Deere Financial, Inc.(a)
08/13/2026	3.760%	30,000,000	29,959,841
08/18/2026	3.780%	50,000,000	49,907,054
08/19/2026	3.760%	45,000,000	44,912,143
09/08/2026	3.830%	60,000,000	59,755,656
09/15/2026	3.850%	20,000,000	19,903,364
Total			383,437,865
Consumer Products 1.7%
Procter & Gamble Co. (The)(a)
08/04/2026	3.760%	71,500,000	71,470,565
10/05/2026	3.930%	98,400,000	97,706,442
10/06/2026	3.930%	95,000,000	94,319,775
Total			263,496,782
Healthcare Insurance 1.6%
UnitedHealth Group, Inc.(a)
08/03/2026	3.760%	212,000,000	211,934,535
08/04/2026	3.760%	32,100,000	32,086,785
Total			244,021,320
Integrated Energy 1.8%
ExxonMobil Corp.
08/03/2026	3.760%	173,400,000	173,346,455
08/05/2026	3.760%	100,000,000	99,948,544
Total			273,294,999
Life Insurance 2.9%
New York Life Capital Corp.(a)
08/07/2026	3.760%	40,557,000	40,527,790
09/21/2026	3.870%	50,000,000	49,725,526
10/23/2026	3.980%	38,280,000	37,932,202
PRICOA Short Term Funding LLC(a),(b)
SOFR + 0.080% 08/14/2026	3.730%	40,000,000	40,000,132
SOFR + 0.170% 09/21/2026	3.820%	25,000,000	24,999,397
Prudential Funding LLC
08/03/2026	3.760%	200,000,000	199,938,241
08/12/2026	3.760%	45,000,000	44,944,429
Total			438,067,717
Other Financial Institutions 2.2%
Commerzbank US Finance, Inc.
08/03/2026	3.760%	326,450,000	326,349,194
Pharmaceuticals 1.3%
Novartis Finance Corp.(a)
08/03/2026	3.760%	120,000,000	119,962,945
09/08/2026	3.830%	53,644,000	53,425,540
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
08/03/2026	3.760%	2,800,000	2,799,135
08/11/2026	3.760%	27,600,000	27,568,775
Total			203,756,395
Property & Casualty 0.2%
Travelers Co., Inc.(a)
08/04/2026	3.760%	25,000,000	24,989,708
Retailers 3.2%
Amazon.com, Inc.(a)
09/04/2026	3.810%	100,000,000	99,635,767
Walmart, Inc.(a)
08/03/2026	3.760%	175,000,000	174,945,961
08/10/2026	3.760%	111,700,000	111,585,108
08/11/2026	3.760%	100,000,000	99,886,867
Total			486,053,703
Technology 2.9%
Apple, Inc.(a)
08/14/2026	3.770%	89,171,000	89,042,374
Cisco Systems, Inc.(a)
08/05/2026	3.760%	229,500,000	229,381,910
08/26/2026	3.660%	119,000,000	118,690,240
Total			437,114,524
Total Commercial Paper (Cost $5,122,857,174)			5,122,102,937

Treasury Bills 11.0%

United States 11.0%
U.S. Treasury Bills
08/04/2026	0.910%	40,000,000	39,996,011
08/06/2026	1.820%	50,000,000	49,985,028
08/11/2026	2.650%	100,000,000	99,920,236
08/20/2026	3.110%	73,000,000	72,875,939
08/25/2026	3.210%	250,000,000	249,451,302
09/01/2026	3.340%	45,000,000	44,868,804
09/08/2026	3.410%	85,000,000	84,691,853
09/10/2026	3.410%	17,000,000	16,935,044
09/17/2026	3.480%	75,000,000	74,658,298
10/08/2026	3.590%	45,000,000	44,696,940
10/22/2026	3.620%	97,000,000	96,208,486
11/05/2026	3.670%	45,000,000	44,564,918
11/12/2026	3.700%	140,000,000	138,538,418
11/19/2026	3.700%	40,000,000	39,554,424
11/27/2026	3.750%	140,000,000	138,307,873
12/03/2026	3.760%	190,000,000	187,581,989
12/24/2026	3.860%	140,000,000	137,870,554
12/31/2026	3.860%	40,000,000	39,363,592
01/07/2027	3.820%	40,000,000	39,341,690
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Short-Term Cash Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Treasury Bills (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
01/21/2027	3.870%	35,000,000	34,366,666
Total			1,673,778,065
Total Treasury Bills (Cost $1,673,608,114)			1,673,778,065

U.S. Government & Agency Obligations 41.4%

Fannie Mae Discount Notes
08/24/2026	3.940%	28,000,000	27,927,571
08/27/2026	3.970%	100,000,000	99,707,488
08/28/2026	3.940%	45,000,000	44,864,289
Federal Agricultural Mortgage Corp.(b)
SOFR + 0.100% 09/18/2026	3.750%	128,000,000	127,937,293
SOFR + 0.145% 01/22/2027	3.800%	200,000,000	199,873,853
SOFR + 0.100% 03/04/2027	3.750%	72,000,000	71,937,282
SOFR + 0.080% 04/23/2027	3.730%	155,000,000	154,935,912
SOFR + 0.130% 04/23/2027	3.780%	64,000,000	63,952,494
SOFR + 0.080% 04/26/2027	3.730%	25,000,000	24,979,364
SOFR + 0.120% 05/12/2027	3.770%	69,000,000	68,947,804
SOFR + 0.150% 07/14/2027	3.800%	75,000,000	74,984,165
SOFR + 0.160% 08/13/2027	3.810%	79,000,000	78,973,770
SOFR + 0.160% 08/18/2027	3.810%	132,500,000	132,462,175
SOFR + 0.160% 09/03/2027	3.810%	32,500,000	32,487,813
SOFR + 0.150% 12/08/2027	3.800%	125,000,000	124,862,877
SOFR + 0.160% 12/21/2027	3.810%	70,500,000	70,440,236
SOFR + 0.230% 12/28/2027	3.880%	6,500,000	6,502,133
SOFR + 0.250% 02/04/2028	3.900%	25,000,000	25,013,730
SOFR + 0.130% 04/21/2028	3.790%	50,000,000	49,916,409
SOFR + 0.135% 05/11/2028	3.790%	5,750,000	5,740,188
Federal Agricultural Mortgage Corp.
04/08/2027	4.210%	75,000,000	74,788,533
05/11/2027	4.210%	13,000,000	12,960,080
05/27/2027	4.210%	4,000,000	3,991,539
06/01/2027	4.230%	17,500,000	17,457,715
06/11/2027	4.220%	86,500,000	86,222,091
Federal Agricultural Mortgage Corp.(c)
08/27/2027	4.300%	15,000,000	14,988,567
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp. Discount Notes
04/01/2027	4.180%	100,000,000	99,765,285
Federal Agricultural Mortgage Corp. Discount Notes(b)
SOFR + 0.130% 02/10/2028	3.790%	107,500,000	107,345,392
Federal Farm Credit Banks Funding Corp.(b),(c)
SOFR + 0.030% 10/29/2026	3.680%	31,000,000	30,996,330
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.045% 03/03/2027	3.690%	66,000,000	66,000,038
1-Day Overnight Fed Funds Effective Rate + 0.100% 06/01/2028	3.720%	120,000,000	119,915,170
Federal Farm Credit Discount Notes
08/05/2026	3.790%	100,000,000	99,948,166
08/17/2026	3.780%	47,500,000	47,416,419
08/20/2026	3.740%	45,500,000	45,405,779
08/25/2026	3.780%	50,000,000	49,870,804
08/28/2026	3.750%	35,000,000	34,898,238
08/31/2026	3.780%	38,000,000	37,878,323
09/02/2026	3.790%	190,000,000	189,351,552
09/14/2026	3.830%	130,000,000	129,388,280
09/17/2026	3.870%	28,000,000	27,859,157
Federal Home Loan Bank Discount Notes
08/19/2026	3.940%	195,000,000	194,601,245
08/27/2026	3.940%	10,000,000	9,970,945
08/28/2026	3.930%	55,000,000	54,834,529
09/01/2026	3.930%	22,000,000	21,924,458
09/03/2026	3.930%	109,000,000	108,602,146
09/15/2026	3.960%	70,000,000	69,652,244
09/16/2026	3.960%	50,000,000	49,746,550
10/30/2026	4.020%	30,000,000	29,702,586
Federal Home Loan Banks(b)
SOFR + 0.150% 09/03/2026	3.800%	90,000,000	89,995,910
SOFR + 0.170% 09/24/2027	3.820%	80,000,000	80,008,780
SOFR + 0.180% 10/07/2027	3.830%	59,000,000	59,009,104
SOFR + 0.175% 10/21/2027	3.820%	30,000,000	30,006,142
Federal Home Loan Banks(b),(c)
SOFR + 0.030% 11/03/2026	3.680%	140,000,000	140,000,000
Federal Home Loan Banks
12/24/2026	4.170%	10,000,000	9,987,115
04/09/2027	4.100%	5,000,000	4,984,098
04/16/2027	4.130%	25,000,000	24,928,970
04/26/2027	4.240%	50,000,000	49,859,043
06/04/2027	4.280%	58,500,000	58,271,427
06/10/2027	4.180%	151,500,000	151,115,816
06/10/2027	4.320%	65,000,000	64,760,665
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
06/17/2027	4.320%	67,500,000	67,272,021
07/09/2027	4.400%	20,000,000	19,947,190
08/06/2027	4.250%	10,200,000	10,195,147
Federal Home Loan Banks Discount Notes
08/03/2026	3.930%	90,525,000	90,495,795
08/07/2026	3.920%	90,665,000	90,596,867
08/12/2026	3.940%	12,400,000	12,383,971
08/14/2026	3.860%	200,000,000	199,699,881
08/17/2026	3.940%	160,000,000	159,706,595
08/18/2026	3.940%	7,000,000	6,986,417
08/21/2026	3.930%	150,000,000	149,661,316
08/24/2026	3.950%	28,000,000	27,927,457
09/04/2026	3.930%	12,000,000	11,954,928
09/09/2026	3.940%	125,000,000	124,462,272
09/10/2026	3.950%	90,000,000	89,602,916
09/11/2026	3.940%	85,000,000	84,616,114
09/14/2026	3.960%	65,000,000	64,684,311
09/18/2026	3.960%	165,000,000	164,127,787
09/21/2026	3.980%	50,000,000	49,718,226
09/24/2026	3.970%	75,000,000	74,554,030
10/07/2026	4.010%	57,500,000	57,073,739
10/26/2026	4.020%	28,000,000	27,734,425
Federal Home Loan Mortgage Corp.
12/14/2026	4.120%	47,000,000	46,935,316
04/02/2027	4.240%	100,000,000	99,701,045
04/05/2027	4.330%	115,000,000	114,569,324
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
SOFR + 0.135% 08/21/2026	3.780%	71,000,000	71,035,602
Federal National Mortgage Association
02/23/2027	4.330%	100,000,000	99,546,919
05/07/2027	4.220%	30,000,000	29,949,123
Federal National Mortgage Association Discount Notes
08/31/2026	3.950%	85,000,000	84,715,964
Freddie Mac Discount Notes
08/13/2026	3.970%	50,000,000	49,929,462
Total U.S. Government & Agency Obligations (Cost $6,269,925,883)			6,264,640,237

Total Investments in Securities (Cost: $14,834,629,972)	14,828,551,655
Other Assets & Liabilities, Net	315,815,712
Net Assets	15,144,367,367
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $4,043,777,151, which represents 26.70% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(c)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Short-Term Cash Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	698,059,060	—	698,059,060
Asset-Backed Securities - Non-Agency	—	130,120,248	—	130,120,248
Certificates of Deposit	—	939,851,108	—	939,851,108
Commercial Paper	—	5,122,102,937	—	5,122,102,937
Treasury Bills	—	1,673,778,065	—	1,673,778,065
U.S. Government & Agency Obligations	—	6,264,640,237	—	6,264,640,237
Total Investments in Securities	—	14,828,551,655	—	14,828,551,655
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
7

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $14,834,629,972)	$14,828,551,655
Cash	526,895,213
Receivable for:
Dividends	76,630
Interest	25,366,774
Prepaid expenses	52,509
Total assets	15,380,942,781
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	186,000,000
Distributions to shareholders	49,282,296
Compensation of board members	6,518
Other expenses	148,157
Deferred compensation of board members	1,138,443
Total liabilities	236,575,414
Net assets applicable to outstanding capital stock	$15,144,367,367
Represented by
Paid in capital	15,151,411,134
Total distributable earnings (loss)	(7,043,767)
Total - representing net assets applicable to outstanding capital stock	$15,144,367,367
Shares outstanding	15,152,705,713
Net asset value per share	0.9994
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Short-Term Cash Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$584,060
Interest	589,510,245
Total income	590,094,305
Expenses:
Custodian fees	105,246
Shareholder reports and communication	9,298
Accounting services fees	32,322
Legal fees	228,073
Fidelity and surety fees	63,379
Commitment fees for bank credit facility	72,784
Compensation of chief compliance officer	2,235
Compensation of board members	160,234
Deferred compensation of board members	315,411
Other	16,261
Total expenses	1,005,243
Net investment income	589,089,062
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	135,760
Net realized gain	135,760
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,026,573)
Net change in unrealized appreciation (depreciation)	(4,026,573)
Net realized and unrealized loss	(3,890,813)
Net increase in net assets resulting from operations	$585,198,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$589,089,062	$714,513,674
Net realized gain	135,760	7,199
Net change in unrealized appreciation (depreciation)	(4,026,573)	(187,102)
Net increase in net assets resulting from operations	585,198,249	714,333,771
Distributions to shareholders
Net investment income and net realized gains	(589,012,348)	(714,619,628)
Total distributions to shareholders	(589,012,348)	(714,619,628)
Increase (decrease) in net assets from capital stock activity	700,991,772	(3,196,934,634)
Total increase (decrease) in net assets	697,177,673	(3,197,220,491)
Net assets at beginning of year	14,447,189,694	17,644,410,185
Net assets at end of year	$15,144,367,367	$14,447,189,694

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	106,800,754,082	106,761,016,010	90,972,941,378	90,951,121,146
Shares redeemed	(106,099,262,346)	(106,060,024,238)	(94,170,017,404)	(94,148,055,780)
Total net increase (decrease)	701,491,736	700,991,772	(3,197,076,026)	(3,196,934,634)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Short-Term Cash Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Year Ended July 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$0.9997	$0.9998	$0.9997	$0.9995	$0.9999
Income from investment operations:
Net investment income	0.0389	0.0466	0.0542	0.0415	0.0035
Net realized and unrealized gain (loss)	(0.0002)	(0.0004)	0.0001	0.0001	(0.0001)
Total from investment operations	0.0387	0.0462	0.0543	0.0416	0.0034
Less distributions to shareholders from:
Net investment income	(0.0390)	(0.0463)	(0.0542)	(0.0414)	(0.0038)
Total distributions to shareholders	(0.0390)	(0.0463)	(0.0542)	(0.0414)	(0.0038)
Net asset value, end of period	$0.9994	$0.9997	$0.9998	$0.9997	$0.9995
Total return	3.97%	4.73%	5.56%	4.22%	0.38%
Ratios to average net assets
Total gross expenses	0.01%	0.01%	0.01%	0.01%	0.00%
Total net expenses	0.01%	0.01%	0.01%	0.01%	0.00%
Net investment income	3.90%	4.66%	5.42%	4.13%	0.35%
Supplemental data
Net assets, end of period (in thousands)	$15,144,367	$14,447,190	$17,644,410	$17,417,999	$17,023,018
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
11

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
12
Columbia Short-Term Cash Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Short-Term Cash Fund  | 2026
13

Notes to Financial Statements (continued)
July 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for trustees’ deferred compensation, distributions and distribution reclassifications.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
14
Columbia Short-Term Cash Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
135,760	(135,760)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
589,012,348	—	589,012,348	714,619,628	—	714,619,628
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
49,455,289	—	—	(6,078,317)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,834,629,972	304,804	(6,383,121)	(6,078,317)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the year ended July 31, 2026.
Columbia Short-Term Cash Fund  | 2026
15

Notes to Financial Statements (continued)
July 31, 2026
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
16
Columbia Short-Term Cash Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short-Term Cash Fund  | 2026
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Short-Term Cash Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short-Term Cash Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
18
Columbia Short-Term Cash Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.89%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Short-Term Cash Fund  | 2026
19

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short-Term Cash Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund;
•
Information on the Fund’s total expenses;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
20
Columbia Short-Term Cash Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance (including yield) of the Fund for various periods (including since manager inception) and the net assets of the Fund for various periods. The Board observed that the Fund’s investment performance met expectations.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.
The Board observed that the Fund, commonly referred to as a “cash pool fund,” was established for the exclusive use of managing the cash positions of other funds managed by Columbia Threadneedle Investments and, because the Investment Manager collects management fees on funds that invest in the Fund, the Fund does not pay management fees. The Board also noted that the Fund does not pay transfer agency or distribution fees.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Short-Term Cash Fund  | 2026
21

Approval of Management Agreement (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
Because the Fund does not pay management fees, the Board did not believe it necessary to consider potential economies of scale associated with the growth of the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
22
Columbia Short-Term Cash Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
ANN224_(09/26)

Columbia Disciplined Growth Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Growth Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 15.7%
Diversified Telecommunication Services 0.1%
Space Exploration Technologies Corp., Class A(a)	4,352	471,626
Entertainment 2.5%
Netflix, Inc.(a)	17,991	1,290,134
Roku, Inc.(a)	20,671	2,997,502
Spotify Technology SA(a)	6,355	3,177,119
Total		7,464,755
Interactive Media & Services 13.1%
Alphabet, Inc., Class A	64,672	23,031,639
Meta Platforms, Inc., Class A	25,152	14,002,370
Reddit, Inc., Class A(a)	18,198	2,559,913
Total		39,593,922
Total Communication Services		47,530,303
Consumer Discretionary 8.0%
Automobiles 2.6%
Tesla, Inc.(a)	25,261	7,861,476
Hotels, Restaurants & Leisure 2.4%
Expedia Group, Inc.	13,902	4,097,476
Las Vegas Sands Corp.	14,835	725,283
Travel + Leisure Co.	31,568	2,399,799
Total		7,222,558
Specialty Retail 1.5%
Ross Stores, Inc.	18,200	4,569,474
Textiles, Apparel & Luxury Goods 1.5%
Ralph Lauren Corp.	2,202	837,509
Tapestry, Inc.	25,368	3,865,322
Total		4,702,831
Total Consumer Discretionary		24,356,339
Consumer Staples 1.1%
Beverages 1.1%
Boston Beer Co., Inc. (The), Class A(a)	3,426	627,643
Coca-Cola Bottling Co. Consolidated	13,577	2,551,118
Total		3,178,761
Total Consumer Staples		3,178,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
HF Sinclair Corp.	9,074	829,998
Valero Energy Corp.	3,462	1,083,260
Total		1,913,258
Total Energy		1,913,258
Financials 4.9%
Banks 1.6%
Popular, Inc.	27,612	4,837,899
Capital Markets 2.3%
Bank of New York Mellon Corp. (The)	9,469	1,480,289
Charles Schwab Corp. (The)	46,341	4,876,927
Goldman Sachs Group, Inc. (The)	559	569,274
Total		6,926,490
Financial Services 1.0%
MasterCard, Inc., Class A	4,092	2,345,125
Visa, Inc., Class A	1,578	577,753
Total		2,922,878
Total Financials		14,687,267
Health Care 6.0%
Biotechnology 2.1%
AbbVie, Inc.	7,971	2,000,243
Amgen, Inc.	4,062	1,564,520
BioMarin Pharmaceutical, Inc.(a)	4,199	252,024
Insmed, Inc.(a)	9,504	937,094
Neurocrine Biosciences, Inc.(a)	3,000	500,400
Vertex Pharmaceuticals, Inc.(a)	2,351	1,121,662
Total		6,375,943
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc.(a)	3,856	2,225,336
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	66,977	4,374,268
Eli Lilly & Co.	4,493	5,161,738
Total		9,536,006
Total Health Care		18,137,285
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.7%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	708	412,580
Construction & Engineering 2.7%
Comfort Systems U.S.A., Inc.	1,573	2,720,802
EMCOR Group, Inc.	6,260	4,991,912
WillScot Holdings Corp.	19,738	479,239
Total		8,191,953
Electrical Equipment 3.4%
Bloom Energy Corp., Class A(a)	2,473	508,968
GE Vernova, Inc.	1,889	1,870,658
Powell Industries, Inc.	6,577	1,372,488
Rockwell Automation, Inc.	11,949	5,736,476
Vertiv Holdings Co.	3,511	848,152
Total		10,336,742
Ground Transportation 0.8%
Lyft, Inc., Class A(a)	152,517	2,418,920
Machinery 1.4%
Cummins, Inc.	5,737	3,638,405
Illinois Tool Works, Inc.	2,051	588,535
Total		4,226,940
Passenger Airlines 0.1%
Southwest Airlines Co.	8,697	391,104
Professional Services 0.2%
Broadridge Financial Solutions, Inc.	3,237	498,336
Total Industrials		26,476,575
Information Technology 53.1%
Communications Equipment 2.4%
Arista Networks, Inc.(a)	16,104	2,904,356
Ciena Corp.(a)	8,877	3,347,073
Motorola Solutions, Inc.	2,164	942,963
Total		7,194,392
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	22,056	3,544,399
Corning, Inc.	7,270	1,005,078
Keysight Technologies, Inc.(a)	6,380	2,035,730
Total		6,585,207
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.4%
MongoDB, Inc.(a)	3,615	1,219,990
Semiconductors & Semiconductor Equipment 24.3%
Advanced Micro Devices, Inc.(a)	15,619	7,436,987
Applied Materials, Inc.	5,325	2,703,343
Broadcom, Inc.	35,034	13,638,036
Lam Research Corp.	20,009	5,863,037
Micron Technology, Inc.	12,254	10,085,410
NVIDIA Corp.	161,342	32,389,406
Teradyne, Inc.	4,006	1,472,966
Total		73,589,185
Software 13.1%
Adobe, Inc.(a)	20,840	5,218,544
AppLovin Corp.(a)	1,811	716,975
Autodesk, Inc.(a)	18,101	4,239,254
DocuSign, Inc.(a)	39,401	2,160,357
Fortinet, Inc.(a)	34,320	5,558,124
Microsoft Corp.	32,273	14,997,909
Oracle Corp.	5,836	757,921
Palantir Technologies, Inc., Class A(a)	37,980	4,673,819
Pegasystems, Inc.	46,805	1,429,893
Total		39,752,796
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.(b)	89,301	27,585,972
Sandisk Corp.(a)	2,591	3,147,625
Western Digital Corp.	3,116	1,697,721
Total		32,431,318
Total Information Technology		160,772,888
Materials 0.5%
Metals & Mining 0.5%
Anglogold Ashanti PLC	18,385	1,458,298
Total Materials		1,458,298
Real Estate 0.2%
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,662	590,060
Total Real Estate		590,060
Total Common Stocks (Cost $164,515,869)		299,101,034

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Growth Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(c),(d)	3,677,139	3,674,933
Total Money Market Funds (Cost $3,674,951)		3,674,933
Total Investments in Securities (Cost: $168,190,820)		302,775,967
Other Assets & Liabilities, Net		(95,958)
Net Assets		302,680,009
At July 31, 2026, securities and/or cash totaling $711,729 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	10	09/2026	USD	3,759,625	40,888	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	3,939,460	30,500,317	(30,764,798)	(46)	3,674,933	26	120,168	3,677,139
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	47,530,303	—	—	47,530,303
Consumer Discretionary	24,356,339	—	—	24,356,339
Consumer Staples	3,178,761	—	—	3,178,761
Energy	1,913,258	—	—	1,913,258
Financials	14,687,267	—	—	14,687,267
Health Care	18,137,285	—	—	18,137,285
Industrials	26,476,575	—	—	26,476,575
Information Technology	160,772,888	—	—	160,772,888
Materials	1,458,298	—	—	1,458,298
Real Estate	590,060	—	—	590,060
Total Common Stocks	299,101,034	—	—	299,101,034
Money Market Funds	3,674,933	—	—	3,674,933
Total Investments in Securities	302,775,967	—	—	302,775,967
Investments in Derivatives
Asset
Futures Contracts	40,888	—	—	40,888
Total	302,816,855	—	—	302,816,855
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Growth Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $164,515,869)	$299,101,034
Affiliated issuers (cost $3,674,951)	3,674,933
Receivable for:
Capital shares sold	122,132
Dividends	82,017
Variation margin for futures contracts	28,050
Expense reimbursement due from Investment Manager	475
Prepaid expenses	4,240
Total assets	303,012,881
Liabilities
Payable for:
Capital shares redeemed	113,096
Variation margin for futures contracts	6,357
Management services fees	6,227
Distribution and/or service fees	1,474
Transfer agent fees	13,340
Compensation of board members	473
Other expenses	30,824
Deferred compensation of board members	161,081
Total liabilities	332,872
Net assets applicable to outstanding capital stock	$302,680,009
Represented by
Paid in capital	129,889,537
Total distributable earnings (loss)	172,790,472
Total - representing net assets applicable to outstanding capital stock	$302,680,009
Class A
Net assets	$180,671,444
Shares outstanding	15,205,245
Net asset value per share	$11.88
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.60
Class C
Net assets	$8,581,442
Shares outstanding	867,577
Net asset value per share	$9.89
Institutional Class
Net assets	$68,654,942
Shares outstanding	5,558,757
Net asset value per share	$12.35
Institutional 3 Class
Net assets	$44,772,181
Shares outstanding	3,536,692
Net asset value per share	$12.66
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
7

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$2,101,980
Dividends — affiliated issuers	120,168
Foreign taxes withheld	(14,753)
Total income	2,207,395
Expenses:
Management services fees	2,289,159
Distribution and/or service fees
Class A	465,627
Class C	91,108
Transfer agent fees
Class A	131,184
Class C	6,420
Institutional Class	47,023
Institutional 3 Class	1,631
Custodian fees	8,043
Printing and postage fees	23,938
Registration fees	68,475
Accounting services fees	32,824
Legal fees	19,556
Interest on collateral	223
Compensation of chief compliance officer	51
Compensation of board members	13,604
Deferred compensation of board members	45,847
Other	12,976
Total expenses	3,257,689
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(258,546)
Expense reduction	(20)
Total net expenses	2,999,123
Net investment loss	(791,728)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	48,195,802
Investments — affiliated issuers	26
Futures contracts	360,254
Net realized gain	48,556,082
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(17,462,540)
Investments — affiliated issuers	(46)
Futures contracts	7,461
Net change in unrealized appreciation (depreciation)	(17,455,125)
Net realized and unrealized gain	31,100,957
Net increase in net assets resulting from operations	$30,309,229
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment loss	$(791,728)	$(145,956)
Net realized gain	48,556,082	19,501,112
Net change in unrealized appreciation (depreciation)	(17,455,125)	25,897,026
Net increase in net assets resulting from operations	30,309,229	45,252,182
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,628,205)	(16,539,891)
Class C	(855,262)	(913,007)
Institutional Class	(5,076,946)	(7,955,520)
Institutional 3 Class	(3,132,226)	(3,484,426)
Total distributions to shareholders	(23,692,639)	(28,892,844)
Increase (decrease) in net assets from capital stock activity	1,011,359	(11,149,595)
Total increase in net assets	7,627,949	5,209,743
Net assets at beginning of year	295,052,060	289,842,317
Net assets at end of year	$302,680,009	$295,052,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	991,111	11,697,958	1,308,899	14,205,871
Distributions reinvested	1,213,065	14,423,346	1,481,268	16,308,756
Shares redeemed	(2,612,012)	(30,908,148)	(2,419,088)	(25,825,138)
Net increase (decrease)	(407,836)	(4,786,844)	371,079	4,689,489
Advisor Class
Shares sold	—	—	4,959	55,087
Shares redeemed	—	—	(509,368)	(6,153,229)
Net decrease	—	—	(504,409)	(6,098,142)
Class C
Shares sold	113,107	1,132,014	196,202	1,825,517
Distributions reinvested	86,043	855,262	97,025	913,007
Shares redeemed	(257,565)	(2,548,241)	(312,422)	(2,899,656)
Net decrease	(58,415)	(560,965)	(19,195)	(161,132)
Institutional Class
Shares sold	1,656,550	20,583,745	2,296,040	26,337,398
Distributions reinvested	407,606	5,029,862	696,856	7,930,223
Shares redeemed	(1,754,900)	(21,641,792)	(4,397,427)	(46,814,051)
Net increase (decrease)	309,256	3,971,815	(1,404,531)	(12,546,430)
Institutional 3 Class
Shares sold	615,416	7,620,016	734,708	8,214,125
Distributions reinvested	247,218	3,124,838	298,880	3,475,975
Shares redeemed	(654,982)	(8,357,501)	(773,551)	(8,723,480)
Net increase	207,652	2,387,353	260,037	2,966,620
Total net increase (decrease)	50,657	1,011,359	(1,297,019)	(11,149,595)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Disciplined Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$11.64	(0.04)	1.24	1.20	(0.96)	(0.96)
Year Ended 7/31/2025	$10.87	(0.01)	1.87	1.86	(1.09)	(1.09)
Year Ended 7/31/2024	$9.34	(0.03)	2.09	2.06	(0.53)	(0.53)
Year Ended 7/31/2023	$8.93	(0.01)	1.29	1.28	(0.87)	(0.87)
Year Ended 7/31/2022	$12.30	(0.02)	(0.61)	(0.63)	(2.74)	(2.74)
Class C
Year Ended 7/31/2026	$9.89	(0.11)	1.06	0.95	(0.95)	(0.95)
Year Ended 7/31/2025	$9.41	(0.08)	1.61	1.53	(1.05)	(1.05)
Year Ended 7/31/2024	$8.18	(0.08)	1.81	1.73	(0.50)	(0.50)
Year Ended 7/31/2023	$8.01	(0.06)	1.10	1.04	(0.87)	(0.87)
Year Ended 7/31/2022	$11.32	(0.09)	(0.52)	(0.61)	(2.70)	(2.70)
Institutional Class
Year Ended 7/31/2026	$12.04	(0.01)	1.29	1.28	(0.97)	(0.97)
Year Ended 7/31/2025	$11.20	0.01	1.94	1.95	(1.11)	(1.11)
Year Ended 7/31/2024	$9.59	0.00	2.15	2.15	(0.54)	(0.54)
Year Ended 7/31/2023	$9.13	0.01	1.32	1.33	(0.87)	(0.87)
Year Ended 7/31/2022	$12.50	0.01	(0.63)	(0.62)	(2.75)	(2.75)
Institutional 3 Class
Year Ended 7/31/2026	$12.32	(0.00)	1.32	1.32	(0.98)	(0.98)
Year Ended 7/31/2025	$11.43	0.02	1.98	2.00	(1.11)	(1.11)
Year Ended 7/31/2024	$9.77	0.01	2.19	2.20	(0.54)	(0.54)
Year Ended 7/31/2023	$9.28	0.02	1.34	1.36	(0.87)	(0.87)
Year Ended 7/31/2022	$12.66	0.02	(0.65)	(0.63)	(2.75)	(2.75)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Disciplined Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$11.88	10.30%	1.14% (c)	1.06% (c),(d)	(0.34% )	63%	$180,671
Year Ended 7/31/2025	$11.64	17.73%	1.15% (c)	1.06% (c)	(0.13% )	58%	$181,668
Year Ended 7/31/2024	$10.87	23.28%	1.18% (c)	1.06% (c),(d)	(0.27% )	68%	$165,692
Year Ended 7/31/2023	$9.34	17.08%	1.21% (c)	1.07% (c),(d)	(0.09% )	71%	$138,894
Year Ended 7/31/2022	$8.93	(8.64% )	1.17% (c)	1.07% (c),(d)	(0.16% )	71%	$129,906
Class C
Year Ended 7/31/2026	$9.89	9.57%	1.89% (c)	1.81% (c),(d)	(1.08% )	63%	$8,581
Year Ended 7/31/2025	$9.89	16.82%	1.90% (c)	1.81% (c)	(0.88% )	58%	$9,161
Year Ended 7/31/2024	$9.41	22.47%	1.93% (c)	1.81% (c),(d)	(0.99% )	68%	$8,895
Year Ended 7/31/2023	$8.18	15.98%	1.96% (c)	1.82% (c),(d)	(0.84% )	71%	$8,089
Year Ended 7/31/2022	$8.01	(9.25% )	1.92% (c)	1.82% (c),(d)	(0.91% )	71%	$10,877
Institutional Class
Year Ended 7/31/2026	$12.35	10.66%	0.89% (c)	0.81% (c),(d)	(0.09% )	63%	$68,655
Year Ended 7/31/2025	$12.04	17.98%	0.90% (c)	0.81% (c)	0.13%	58%	$63,219
Year Ended 7/31/2024	$11.20	23.64%	0.93% (c)	0.81% (c),(d)	0.01%	68%	$74,553
Year Ended 7/31/2023	$9.59	17.26%	0.96% (c)	0.82% (c),(d)	0.16%	71%	$41,402
Year Ended 7/31/2022	$9.13	(8.38% )	0.92% (c)	0.82% (c),(d)	0.09%	71%	$45,968
Institutional 3 Class
Year Ended 7/31/2026	$12.66	10.70%	0.83% (c)	0.74% (c)	(0.02% )	63%	$44,772
Year Ended 7/31/2025	$12.32	18.12%	0.83% (c)	0.73% (c)	0.18%	58%	$41,004
Year Ended 7/31/2024	$11.43	23.76%	0.85% (c)	0.73% (c)	0.09%	68%	$35,088
Year Ended 7/31/2023	$9.77	17.32%	0.88% (c)	0.74% (c)	0.24%	71%	$25,372
Year Ended 7/31/2022	$9.28	(8.32% )	0.83% (c)	0.74% (c)	0.13%	71%	$20,361
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
13

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
July 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Disciplined Growth Fund  | 2026
15

Notes to Financial Statements (continued)
July 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
16
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	40,888 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	360,254

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,461
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,423,145
Columbia Disciplined Growth Fund  | 2026
17

Notes to Financial Statements (continued)
July 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
18
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Growth Fund  | 2026
19

Notes to Financial Statements (continued)
July 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $40,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	195,737
Class C	—	1.00 (b)	291

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.06
Class C	1.81
Institutional Class	0.81
Institutional 3 Class	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, late-year ordinary losses, post-October capital losses, trustees’ deferred compensation, net operating loss reclassification, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
256,227	(1,567,437)	1,311,210
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
323,169	23,369,470	23,692,639	8,671,088	20,221,756	28,892,844
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Disciplined Growth Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	40,653,668	—	133,675,634
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
169,141,221	147,546,477	(13,870,843)	133,675,634
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of July 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on August 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
495,514	882,235
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $189,979,989 and $213,027,059, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 52.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Disciplined Growth Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Disciplined Growth Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Disciplined Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Disciplined Growth Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Disciplined Growth Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$51,636,247
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Disciplined Growth Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Disciplined Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Disciplined Growth Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers  and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
28
Columbia Disciplined Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Disciplined Growth Fund  | 2026
29

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Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN178_(09/26)

Columbia Disciplined Value Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Value Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	7,364	344,709
Interactive Media & Services 2.1%
Alphabet, Inc., Class A	2,690	957,990
Meta Platforms, Inc., Class A	6,472	3,603,027
Total		4,561,017
Media 1.2%
Fox Corp., Class A	43,951	2,559,266
Total Communication Services		7,464,992
Consumer Discretionary 10.6%
Automobile Components 1.6%
BorgWarner, Inc.	52,918	3,372,993
Broadline Retail 4.4%
Amazon.com, Inc.(a)	34,675	9,417,037
Diversified Consumer Services 0.8%
ADT, Inc.	218,413	1,668,675
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc.	1,730	333,717
Specialty Retail 1.4%
Lowe’s Companies, Inc.	2,081	432,453
Ross Stores, Inc.	7,450	1,870,471
TJX Companies, Inc. (The)	4,551	716,054
Total		3,018,978
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	3,393	1,290,494
Tapestry, Inc.	22,916	3,491,711
Total		4,782,205
Total Consumer Discretionary		22,593,605
Consumer Staples 6.6%
Beverages 0.9%
Coca-Cola Bottling Co. Consolidated	7,150	1,343,485
Molson Coors Beverage Co., Class B	14,620	607,607
Total		1,951,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.2%
Kroger Co. (The)	49,983	2,886,019
Target Corp.	12,757	1,843,259
Total		4,729,278
Food Products 0.3%
Kraft Heinz Co. (The)	21,621	558,903
Household Products 1.3%
Colgate-Palmolive Co.	12,735	1,162,706
Procter & Gamble Co. (The)	11,809	1,706,282
Total		2,868,988
Tobacco 1.9%
Altria Group, Inc.	57,940	3,959,040
Total Consumer Staples		14,067,301
Energy 6.3%
Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.(b)	18,600	3,661,038
ExxonMobil Holdings Corp.	36,526	5,677,601
Valero Energy Corp.	13,200	4,130,280
Total		13,468,919
Total Energy		13,468,919
Financials 18.8%
Banks 5.1%
Bank of America Corp.	13,900	861,105
Citigroup, Inc.	25,448	3,370,587
JPMorgan Chase & Co.	8,160	2,870,606
Popular, Inc.	22,322	3,911,038
Total		11,013,336
Capital Markets 5.9%
Blackrock, Inc.	2,732	2,978,946
Charles Schwab Corp. (The)	26,656	2,805,277
CME Group, Inc.	9,838	2,634,518
Goldman Sachs Group, Inc. (The)	308	313,661
S&P Global, Inc.	1,892	779,372
T. Rowe Price Group, Inc.	27,875	3,115,031
Total		12,626,805
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.2%
Synchrony Financial	33,916	2,570,494
Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	4,157	2,126,472
MGIC Investment Corp.	58,805	1,766,502
Total		3,892,974
Insurance 4.2%
Allstate Corp. (The)	11,555	3,051,444
Marsh & McLennan Companies, Inc.	8,699	1,650,113
MetLife, Inc.	43,729	4,203,669
Total		8,905,226
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	57,300	1,301,856
Total Financials		40,310,691
Health Care 12.6%
Biotechnology 2.0%
AbbVie, Inc.	1,557	390,713
Amgen, Inc.	1,444	556,171
BioMarin Pharmaceutical, Inc.(a)	5,891	353,578
Insmed, Inc.(a)	6,498	640,703
Neurocrine Biosciences, Inc.(a)	1,231	205,331
Revolution Medicines, Inc.(a)	5,225	979,844
Vertex Pharmaceuticals, Inc.(a)	2,297	1,095,899
Total		4,222,239
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	20,000	3,312,400
Envista Holdings Corp.(a)	29,019	792,509
Total		4,104,909
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	5,800	1,334,174
Centene Corp.(a)	40,927	2,546,478
CVS Health Corp.	17,983	1,877,965
McKesson Corp.	965	826,223
Total		6,584,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	68,325	4,462,306
Jazz Pharmaceuticals PLC(a)	14,650	3,704,399
Pfizer, Inc.	44,037	1,101,365
Viatris, Inc.	151,751	2,664,748
Total		11,932,818
Total Health Care		26,844,806
Industrials 10.7%
Aerospace & Defense 1.9%
General Dynamics Corp.	10,401	3,987,952
Air Freight & Logistics 1.4%
FedEx Corp.	9,497	2,919,378
Ground Transportation 0.6%
Lyft, Inc., Class A(a)	58,551	928,619
Union Pacific Corp.	1,048	306,152
Total		1,234,771
Machinery 4.8%
Graco, Inc.	3,052	242,268
Illinois Tool Works, Inc.	4,222	1,211,503
Mueller Industries, Inc.	6,038	400,984
Nordson Corp.	3,495	1,040,741
Pentair PLC	15,951	1,043,833
Snap-On, Inc.	7,583	3,112,139
Toro Co. (The)	36,306	3,335,432
Total		10,386,900
Passenger Airlines 0.1%
Southwest Airlines Co.	7,200	323,784
Professional Services 1.9%
Automatic Data Processing, Inc.	15,129	4,031,273
Total Industrials		22,884,058
Information Technology 18.4%
Communications Equipment 2.6%
Cisco Systems, Inc.	47,869	5,552,325
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.(a)	11,379	3,630,811
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Value Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.2%
Cirrus Logic, Inc.(a)	3,354	433,840
QUALCOMM, Inc.	15,075	2,225,221
Total		2,659,061
Software 6.3%
Adobe, Inc.(a)	8,200	2,053,362
Intuit, Inc.	2,900	916,603
Microsoft Corp.	16,550	7,691,116
Salesforce, Inc.	14,722	2,709,143
Total		13,370,224
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	45,900	14,178,969
Total Information Technology		39,391,390
Materials 3.8%
Chemicals 1.2%
CF Industries Holdings, Inc.	20,231	2,532,719
Construction Materials 0.4%
CRH PLC	8,974	852,619
Metals & Mining 2.2%
Anglogold Ashanti PLC	29,941	2,374,920
Newmont Corp.	26,125	2,448,174
Total		4,823,094
Total Materials		8,208,432
Real Estate 3.1%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	15,300	384,489
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,168	414,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.7%
American Tower Corp.	2,350	407,396
Equinix, Inc.	3,023	3,081,284
SBA Communications Corp.	13,242	2,396,537
Total		5,885,217
Total Real Estate		6,684,381
Utilities 3.6%
Electric Utilities 3.2%
Edison International	33,530	2,460,096
Exelon Corp.	37,355	1,711,606
PG&E Corp.	152,205	2,645,323
Total		6,817,025
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	59,357	871,361
Total Utilities		7,688,386
Total Common Stocks (Cost $161,568,841)		209,606,961

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(c),(d)	4,336,810	4,334,208
Total Money Market Funds (Cost $4,334,289)		4,334,208
Total Investments in Securities (Cost: $165,903,130)		213,941,169
Other Assets & Liabilities, Net		(14,314)
Net Assets		213,926,855
At July 31, 2026, securities and/or cash totaling $514,907 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	6	09/2026	USD	2,255,775	15,173	—
S&P 500 Index E-mini	6	09/2026	USD	2,255,775	—	(13,115)
Total					15,173	(13,115)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	2,130,200	19,870,171	(17,665,999)	(164)	4,334,208	(542)	88,450	4,336,810
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Value Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,464,992	—	—	7,464,992
Consumer Discretionary	22,593,605	—	—	22,593,605
Consumer Staples	14,067,301	—	—	14,067,301
Energy	13,468,919	—	—	13,468,919
Financials	40,310,691	—	—	40,310,691
Health Care	26,844,806	—	—	26,844,806
Industrials	22,884,058	—	—	22,884,058
Information Technology	39,391,390	—	—	39,391,390
Materials	8,208,432	—	—	8,208,432
Real Estate	6,684,381	—	—	6,684,381
Utilities	7,688,386	—	—	7,688,386
Total Common Stocks	209,606,961	—	—	209,606,961
Money Market Funds	4,334,208	—	—	4,334,208
Total Investments in Securities	213,941,169	—	—	213,941,169
Investments in Derivatives
Asset
Futures Contracts	15,173	—	—	15,173
Liability
Futures Contracts	(13,115)	—	—	(13,115)
Total	213,943,227	—	—	213,943,227
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
7

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $161,568,841)	$209,606,961
Affiliated issuers (cost $4,334,289)	4,334,208
Receivable for:
Capital shares sold	15,269
Dividends	171,415
Foreign tax reclaims	1,077
Variation margin for futures contracts	28,050
Expense reimbursement due from Investment Manager	404
Prepaid expenses	3,931
Total assets	214,161,315
Liabilities
Payable for:
Capital shares redeemed	50,725
Management services fees	4,397
Distribution and/or service fees	931
Transfer agent fees	9,065
Accounting services fees	16,011
Compensation of board members	426
Other expenses	13,945
Deferred compensation of board members	138,960
Total liabilities	234,460
Net assets applicable to outstanding capital stock	$213,926,855
Represented by
Paid in capital	134,846,319
Total distributable earnings (loss)	79,080,536
Total - representing net assets applicable to outstanding capital stock	$213,926,855
Class A
Net assets	$167,175,233
Shares outstanding	15,801,584
Net asset value per share	$10.58
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.23
Class C
Net assets	$3,839,530
Shares outstanding	386,240
Net asset value per share	$9.94
Institutional Class
Net assets	$42,912,092
Shares outstanding	3,962,720
Net asset value per share	$10.83
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Value Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$3,662,036
Dividends — affiliated issuers	88,450
Foreign taxes withheld	(6,385)
Total income	3,744,101
Expenses:
Management services fees	1,386,717
Distribution and/or service fees
Class A	260,367
Class C	48,304
Transfer agent fees
Class A	128,001
Class C	4,352
Institutional Class	31,357
Custodian fees	8,804
Printing and postage fees	21,038
Registration fees	57,014
Accounting services fees	32,824
Legal fees	17,875
Interest on collateral	166
Compensation of chief compliance officer	29
Compensation of board members	12,387
Deferred compensation of board members	38,992
Other	10,864
Total expenses	2,059,091
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(307,247)
Expense reduction	(822)
Total net expenses	1,751,022
Net investment income	1,993,079
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,889,267
Investments — affiliated issuers	(542)
Futures contracts	350,625
Net realized gain	37,239,350
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,862,522
Investments — affiliated issuers	(164)
Futures contracts	(57,510)
Net change in unrealized appreciation (depreciation)	16,804,848
Net realized and unrealized gain	54,044,198
Net increase in net assets resulting from operations	$56,037,277
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$1,993,079	$2,640,756
Net realized gain	37,239,350	15,793,603
Net change in unrealized appreciation (depreciation)	16,804,848	(6,955,292)
Net increase in net assets resulting from operations	56,037,277	11,479,067
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,180,385)	(13,985,880)
Class C	(337,540)	(835,570)
Institutional Class	(3,604,503)	(3,958,048)
Total distributions to shareholders	(19,122,428)	(18,779,498)
Increase (decrease) in net assets from capital stock activity	4,992,431	(2,299,197)
Total increase (decrease) in net assets	41,907,280	(9,599,628)
Net assets at beginning of year	172,019,575	181,619,203
Net assets at end of year	$213,926,855	$172,019,575
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,337,461	12,468,946	826,466	7,345,292
Distributions reinvested	1,661,719	13,991,676	1,465,409	12,822,326
Shares redeemed	(2,039,094)	(18,656,894)	(2,143,957)	(18,911,164)
Net increase	960,086	7,803,728	147,918	1,256,454
Advisor Class
Shares sold	—	—	26,512	244,568
Shares redeemed	—	—	(612,330)	(6,166,601)
Net decrease	—	—	(585,818)	(5,922,033)
Class C
Shares sold	101,324	924,597	65,549	539,934
Distributions reinvested	42,405	337,540	98,806	822,069
Shares redeemed	(715,888)	(6,257,336)	(167,612)	(1,405,391)
Net decrease	(572,159)	(4,995,199)	(3,257)	(43,388)
Institutional Class
Shares sold	701,900	7,004,715	1,417,934	13,535,588
Distributions reinvested	397,979	3,426,600	421,960	3,763,886
Shares redeemed	(871,022)	(8,247,413)	(1,662,813)	(14,889,704)
Net increase	228,857	2,183,902	177,081	2,409,770
Total net increase (decrease)	616,784	4,992,431	(264,076)	(2,299,197)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$8.79	0.10	2.70	2.80	(0.12)	(0.89)	(1.01)
Year Ended 7/31/2025	$9.16	0.13	0.48	0.61	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2024	$8.43	0.12	1.22	1.34	(0.13)	(0.48)	(0.61)
Year Ended 7/31/2023	$8.68	0.11	0.62	0.73	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2022	$11.21	0.13	0.18	0.31	(0.26)	(2.58)	(2.84)
Class C
Year Ended 7/31/2026	$8.32	0.03	2.53	2.56	(0.05)	(0.89)	(0.94)
Year Ended 7/31/2025	$8.71	0.05	0.47	0.52	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2024	$8.05	0.06	1.15	1.21	(0.07)	(0.48)	(0.55)
Year Ended 7/31/2023	$8.33	0.05	0.58	0.63	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2022	$10.86	0.06	0.17	0.23	(0.18)	(2.58)	(2.76)
Institutional Class
Year Ended 7/31/2026	$8.98	0.12	2.76	2.88	(0.14)	(0.89)	(1.03)
Year Ended 7/31/2025	$9.33	0.15	0.50	0.65	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2024	$8.58	0.15	1.23	1.38	(0.15)	(0.48)	(0.63)
Year Ended 7/31/2023	$8.82	0.13	0.63	0.76	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.35	0.16	0.17	0.33	(0.28)	(2.58)	(2.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$10.58	34.84%	1.13% (c)	0.96% (c),(d)	1.06%	63%	$167,175
Year Ended 7/31/2025	$8.79	6.72%	1.10% (c)	0.90% (c),(d)	1.49%	58%	$130,530
Year Ended 7/31/2024	$9.16	17.19%	1.22% (c)	0.95% (c),(d)	1.47%	60%	$134,589
Year Ended 7/31/2023	$8.43	9.59%	1.26% (c)	1.04% (c),(d)	1.36%	60%	$50,501
Year Ended 7/31/2022	$8.68	2.26%	1.22% (c)	1.02% (c),(d)	1.32%	66%	$53,946
Class C
Year Ended 7/31/2026	$9.94	33.57%	1.95% (c)	1.78% (c),(d)	0.30%	63%	$3,840
Year Ended 7/31/2025	$8.32	5.94%	1.95% (c)	1.75% (c),(d)	0.64%	58%	$7,970
Year Ended 7/31/2024	$8.71	16.23%	1.99% (c)	1.74% (c),(d)	0.69%	60%	$8,376
Year Ended 7/31/2023	$8.05	8.72%	2.01% (c)	1.79% (c),(d)	0.61%	60%	$7,788
Year Ended 7/31/2022	$8.33	1.52%	1.97% (c)	1.77% (c),(d)	0.60%	66%	$9,139
Institutional Class
Year Ended 7/31/2026	$10.83	34.98%	0.95% (c)	0.78% (c),(d)	1.24%	63%	$42,912
Year Ended 7/31/2025	$8.98	7.00%	0.95% (c)	0.76% (c),(d)	1.64%	58%	$33,520
Year Ended 7/31/2024	$9.33	17.41%	0.99% (c)	0.74% (c),(d)	1.70%	60%	$33,192
Year Ended 7/31/2023	$8.58	9.85%	1.01% (c)	0.79% (c),(d)	1.61%	60%	$33,223
Year Ended 7/31/2022	$8.82	2.53%	0.97% (c)	0.77% (c),(d)	1.59%	66%	$35,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
13

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
July 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Disciplined Value Fund  | 2026
15

Notes to Financial Statements (continued)
July 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
16
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	15,173 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	13,115 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	350,625

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(57,510)
Columbia Disciplined Value Fund  | 2026
17

Notes to Financial Statements (continued)
July 31, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,561,444
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
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Notes to Financial Statements (continued)
July 31, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Value Fund  | 2026
19

Notes to Financial Statements (continued)
July 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $822.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $70,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced. For Class A shares, the Fund currently pays the distribution fees up to the point where the Distributor’s expenses are fully recovered.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	41,506
Class C	—	1.00 (b)	5

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.03
Class C	1.78
Institutional Class	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(844,000)	844,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
4,398,263	14,724,165	19,122,428	5,971,917	12,807,581	18,779,498
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Disciplined Value Fund  | 2026
21

Notes to Financial Statements (continued)
July 31, 2026
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
18,506,988	13,071,941	—	47,640,567
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
166,302,660	50,838,028	(3,197,461)	47,640,567
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $114,542,552 and $128,666,833, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2026.
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Notes to Financial Statements (continued)
July 31, 2026
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 20.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Disciplined Value Fund  | 2026
23

Notes to Financial Statements (continued)
July 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Disciplined Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Disciplined Value Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Disciplined Value Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
59.81%	56.59%	1.70%	$20,547,316
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Disciplined Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Disciplined Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Disciplined Value Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
28
Columbia Disciplined Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Disciplined Value Fund  | 2026
29

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN179_(09/26)

Columbia Global Opportunities Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Opportunities Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 50.5%
Issuer	Shares	Value ($)
Australia 0.4%
Northern Star Resources Ltd.	41,788	579,132
Paladin Energy Ltd.(a)	48,165	318,402
Whitehaven Coal Ltd.	43,130	213,000
Total		1,110,534
Austria 0.1%
Kontron AG(a)	9,806	253,400
Bermuda 0.0%
Marex Group Ltd.	2,135	138,604
Brazil 0.4%
Axia Energia SA	7,580	79,297
Banco BTG Pactual SA	14,561	162,898
Cosan SA(a)	117,827	94,138
Embraer SA, ADR	5,056	345,476
MercadoLibre, Inc.(a)	85	159,626
NU Holdings Ltd., Class A(a)	14,662	210,106
Petroleo Brasileiro SA, ADR	3,529	68,463
Total		1,120,004
Canada 0.7%
Celestica, Inc.(a),(b)	1,093	362,264
Finning International, Inc.	7,216	478,201
Kraken Robotics, Inc.(a)	33,890	140,458
Methanex Corp.	1,057	58,716
NexGen Energy Ltd.(a)	23,742	217,239
Pan American Silver Corp.	4,909	211,627
Skyward Specialty Insurance Group, Inc.(a)	2,519	151,014
Vermilion Energy, Inc.	10,785	128,557
Whitecap Resources, Inc.	47,318	558,291
Total		2,306,367
China 1.5%
Alibaba Group Holding Ltd.	44,400	676,363
Atour Lifestyle Holdings Ltd., ADR	4,690	161,008
China Construction Bank Corp., Class H	127,000	149,025
China Hongqiao Group Ltd.	36,500	114,853
China Jushi Co., Ltd., Class A	13,200	73,785
China Resources Land Ltd.	58,000	245,376
Common Stocks (continued)
Issuer	Shares	Value ($)
CMOC Group Ltd., Class H	66,000	142,245
Contemporary Amperex Technology Co., Ltd., Class A	5,400	316,574
Fuyao Glass Industry Group Co., Ltd., Class A	9,300	82,182
Hansoh Pharmaceutical Group Co., Ltd.	22,000	90,079
InnoScience Suzhou Technology Holding Co., Ltd., Class H(a)	10,700	53,211
Montage Technology Co., Ltd., Class A	2,593	78,597
Naura Technology Group Co., Ltd., Class A	700	71,115
Neway Valve Suzhou Co., Ltd., Class A	9,800	66,251
Ping An Insurance Group Co. of China Ltd., Class H	134,500	1,004,819
Sieyuan Electric Co., Ltd., Class A	6,600	152,979
Tencent Holdings Ltd.	10,600	647,692
Weichai Power Co., Ltd., Class H	24,000	100,349
WuXi Biologics Cayman, Inc.(a)	30,500	150,533
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	6,400	127,682
Zhongji Innolight Co., Ltd., Class H(a)	550	72,095
Total		4,576,813
Denmark 0.3%
ISS A/S	15,036	666,416
Novo Nordisk A/S, Class B	5,085	240,528
Total		906,944
Finland 0.2%
Amer Sports, Inc.(a)	3,288	116,757
Metso Outotec OYJ	10,622	198,825
UPM-Kymmene OYJ	13,631	370,842
Total		686,424
France 0.7%
AXA SA	14,581	755,728
Cie de Saint-Gobain SA	3,385	318,146
Eiffage SA	3,176	451,404
Sanofi SA	4,473	385,177
TotalEnergies SE	4,162	366,924
Total		2,277,379
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
3

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.4%
Duerr AG	4,244	87,629
Fresenius Medical Care AG	5,848	300,130
KION Group AG	5,058	228,887
Siemens AG, Registered Shares	771	252,616
Siemens Energy AG	1,716	293,167
Total		1,162,429
Greece 0.7%
Aktor SA Holding Co. Technical and Energy Projects(a)	14,813	179,740
Eurobank SA	68,417	353,548
JUMBO SA	14,039	392,300
National Bank of Greece SA	41,146	769,885
Piraeus Bank SA(a)	45,041	525,361
Public Power Corp. SA	3,105	80,010
Total		2,300,844
Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	88,000	585,206
WH Group Ltd.	251,046	270,117
Total		855,323
Hungary 0.1%
OTP Bank Nyrt	1,889	279,840
India 0.3%
360 ONE WAM Ltd.	13,271	157,691
Bajaj Finance Ltd.	6,737	80,536
Bharat Electronics Ltd.	18,738	76,159
Bharti Airtel Ltd.	10,437	215,621
Cholamandalam Investment and Finance Co., Ltd.	2,555	49,513
Eternal Ltd.(a)	38,141	120,874
Larsen & Toubro Ltd.	1,842	75,975
Phoenix Mills Ltd. (The)	8,456	167,823
Polycab India Ltd.	1,157	110,366
Total		1,054,558
Ireland 0.2%
AIB Group PLC	41,578	494,513
Israel 0.1%
Check Point Software Technologies Ltd.(a)	3,612	459,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.4%
Avio SpA	7,645	257,172
BPER Banca SPA	15,008	243,868
Buzzi SpA	8,672	411,359
PRADA SpA	60,900	334,500
Total		1,246,899
Ivory Coast 0.1%
Endeavour Mining PLC	4,949	236,094
Japan 2.8%
Amano Corp.	6,300	152,610
Furuno Electric Co., Ltd.	4,000	180,095
Hitachi Ltd.	21,300	698,013
Inpex Corp.	8,300	191,304
ITOCHU Corp.	27,500	345,114
Kinden Corp.	6,900	303,658
Macnica Holdings, Inc.	22,900	463,602
MatsukiyoCocokara & Co.	29,000	461,962
Mebuki Financial Group, Inc.	9,900	91,733
Mitsubishi UFJ Financial Group, Inc.	36,600	817,516
Niterra Co., Ltd.	7,400	432,150
Nomura Holdings, Inc.	37,600	363,761
Otsuka Holdings Co., Ltd.	6,300	436,839
Sankyo Co., Ltd.	31,100	360,909
Sanwa Holdings Corp.	9,700	207,930
SCREEN Holdings Co., Ltd.	5,000	381,423
Shimamura Co., Ltd.	16,300	343,201
Ship Healthcare Holdings, Inc.	11,000	176,220
Sumitomo Corp.	21,800	226,283
Sumitomo Metal Mining Co., Ltd.	5,800	291,540
Suzuken Co., Ltd.	11,300	360,504
Taisei Corp.	2,000	162,005
TBS Holdings, Inc.	13,100	493,059
TOPPAN Holdings, Inc.	6,400	179,462
Toyota Tsusho Corp.	11,000	456,559
USS Co., Ltd.	23,200	292,990
Total		8,870,442
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	3,360	298,301
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 0.1%
BBB Foods, Inc., Class A(a)	5,242	216,652
Vista Energy SAB de CV, ADR(a)	1,544	108,775
Total		325,427
Netherlands 1.4%
ASM International NV	473	438,069
ASML Holding NV	258	425,170
ASR Nederland NV	6,136	501,660
ING Groep NV	29,432	1,034,286
Koninklijke Ahold Delhaize NV	8,324	329,815
Prosus NV, Class N(a)	12,538	582,676
Shell PLC	21,040	963,037
Total		4,274,713
Norway 0.1%
Norsk Hydro ASA	23,240	214,366
SalMar ASA	4,710	256,781
Total		471,147
Poland 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	34,987	1,047,962
Russian Federation —%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Lukoil PJSC(a),(c),(d),(e),(f)	2,750	—
Total		—
Singapore 0.1%
Venture Corp., Ltd.	23,300	290,313
South Africa 0.3%
Capitec Bank Holdings Ltd.	1,507	430,301
FirstRand Ltd.	37,433	223,871
Impala Platinum Holdings Ltd.	18,870	205,800
Valterra Platinum Ltd.	1,696	126,998
Total		986,970
South Korea 1.6%
Coupang, Inc., Class A(a)	7,458	121,938
Doosan Co., Ltd.	265	209,240
Hanwha Aerospace Co., Ltd.	412	264,499
HD Hyundai Electric Co., Ltd.	252	116,532
HD Hyundai Heavy Industries Co., Ltd.	364	121,873
Common Stocks (continued)
Issuer	Shares	Value ($)
HD Hyundai Marine Solution Co., Ltd.	1,374	174,502
Samsung Biologics Co., Ltd.(a)	69	70,990
Samsung Electro-Mechanics Co., Ltd.	637	486,762
Samsung Electronics Co., Ltd.	9,440	1,643,078
SK Hynix, Inc.	1,297	1,472,945
Youngone Corp.	4,168	258,920
Total		4,941,279
Spain 0.2%
Endesa SA	11,091	540,076
Sweden 0.1%
Telefonaktiebolaget LM Ericsson, ADR	20,327	199,408
Switzerland 0.3%
Idorsia Ltd.(a)	12,403	93,966
Landis+Gyr Group AG(a)	2,784	157,709
Novartis AG, Registered Shares	2,736	427,888
UBS AG	5,392	285,009
Total		964,572
Taiwan 2.1%
Accton Technology Corp.	2,753	178,441
ASPEED Technology, Inc.	1,100	480,420
Chroma ATE, Inc.	3,000	188,478
Delta Electronics, Inc.	9,000	442,779
Elite Material Co., Ltd.	2,000	287,105
FOCI Fiber Optic Communications, Inc.(a)	3,000	43,337
Gold Circuit Electronics Ltd.	8,000	191,746
Jentech Precision Industrial Co., Ltd.	2,000	207,161
King Yuan Electronics Co., Ltd.	17,850	120,562
Lite-On Technology Corp.	29,000	183,781
MediaTek, Inc.	2,000	213,056
Parade Technologies Ltd.	13,000	222,775
Taiwan Semiconductor Manufacturing Co., Ltd.	42,530	3,145,743
Unimicron Technology Corp.	24,000	563,112
Total		6,468,496
Thailand 0.1%
Bangkok Bank PCL, Foreign Registered Shares	33,000	188,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
5

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	15,952	99,167
BIM Birlesik Magazalar AS	11,353	93,247
Europower Enerji Ve Otomasyon Teknolojileri Sanayi Ticaret AS(a)	56,524	101,306
Total		293,720
United Arab Emirates 0.1%
ADNOC Drilling Co. PJSC	58,013	92,087
Emaar Properties PJSC	60,032	179,170
Total		271,257
United Kingdom 0.8%
Anglogold Ashanti PLC	3,997	317,042
AstraZeneca PLC	4,968	842,772
Imperial Brands PLC	7,996	303,455
Marks & Spencer Group PLC	125,548	686,292
TP Icap Group PLC	107,114	494,718
Total		2,644,279
United States 33.0%
AbbVie, Inc.	6,084	1,526,719
ABM Industries, Inc.	3,891	186,418
ACADIA Pharmaceuticals, Inc.(a)	2,577	66,667
Advanced Energy Industries, Inc.	354	102,490
Alphabet, Inc., Class C	13,054	4,655,709
Amazon.com, Inc.(a)	13,727	3,727,979
Ameren Corp.	11,468	1,257,007
AMN Healthcare Services, Inc.(a)	2,006	67,462
Apogee Enterprises, Inc.	3,291	130,324
Apple, Inc.	18,845	5,821,409
Arxis, Inc.(a)	13,785	748,526
AT&T, Inc.	48,217	1,121,045
Atlantic Union Bankshares Corp.	8,708	369,480
Avient Corp.	3,190	115,861
Bank of America Corp.	25,734	1,594,221
BellRing Brands, Inc.(a)	23,904	296,171
Brixmor Property Group, Inc.	5,903	186,004
Broadcom, Inc.	8,644	3,364,936
Burford Capital Ltd.	51,493	212,151
Callaway Golf Co.(a)	3,541	65,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Carriage Services, Inc.	2,306	93,093
Carter’s, Inc.	2,762	106,530
Cerebras Systems, Inc., Class A(a)	759	150,821
Charles Schwab Corp. (The)	15,761	1,658,688
Chevron Corp.	4,765	937,895
Chubb Ltd.	3,068	1,075,886
Cintas Corp.	5,625	1,151,044
Citigroup, Inc.	9,308	1,232,845
Cognex Corp.	888	57,933
Colgate-Palmolive Co.	14,647	1,337,271
Construction Partners, Inc., Class A(a)	1,518	156,885
CrowdStrike Holdings, Inc., Class A(a)	6,504	1,241,353
CSX Corp.	17,063	859,975
Danaher Corp.	4,520	881,310
Definium Therapeutics, Inc.(a)	1,111	48,351
Diversified Energy Co.	16,327	219,761
Domino’s Pizza, Inc.	247	85,818
DTE Energy Co.	9,121	1,293,996
Eaton Corp. PLC	2,753	1,143,046
Elanco Animal Health, Inc.(a)	4,716	124,361
Eli Lilly & Co.	1,833	2,105,824
Empire State Realty Trust, Inc., Class A	32,855	166,246
Energy Fuels, Inc.(a)	22,395	256,199
Entergy Corp.	10,737	1,155,516
Equinix, Inc.	1,481	1,509,554
Figs, Inc., Class A(a)	4,469	47,818
First BanCorp	5,514	346,665
Flutter Entertainment PLC(a)	2,512	262,429
Freshpet, Inc.(a)	2,708	161,234
Galaxy Digital, Inc., Class A(a)	5,460	114,715
Generac Holdings, Inc.(a)	546	107,622
General Dynamics Corp.	3,237	1,241,131
General Motors Co.	14,734	1,309,263
Glaukos Corp.(a)	527	87,861
Goldman Sachs Group, Inc. (The)	1,269	1,292,324
Guardant Health, Inc.(a)	3,561	576,846
Hanover Insurance Group, Inc. (The)	1,423	331,032
Helmerich & Payne, Inc.	3,061	105,819
Henry Schein, Inc.(a)	901	77,261
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilton Worldwide Holdings, Inc.	4,525	1,450,217
Houlihan Lokey, Inc., Class A	977	122,604
IDACORP, Inc.	2,474	353,559
Illumina, Inc.(a)	3,106	637,041
IMAX Corp.(a)	2,672	127,828
Impinj, Inc.(a)	1,684	254,890
Insmed, Inc.(a)	7,362	725,893
Installed Building Products, Inc.	602	134,210
Intuitive Surgical, Inc.(a)	1,600	565,328
IPG Photonics Corp.(a)	868	73,832
Jazz Pharmaceuticals PLC(a)	1,256	317,592
JBS NV, Class A	16,988	238,172
Jersey Mike’s Subs, Inc., Class A(a)	3,197	73,531
JetBlue Airways Corp.(a)	34,664	209,024
JPMorgan Chase & Co.	6,311	2,220,147
Karman Holdings, Inc.(a)	17,070	821,921
Krispy Kreme, Inc.(a)	28,965	92,109
Lam Research Corp.	3,886	1,138,676
Latham Group, Inc.(a)	10,759	57,668
Lear Corp.	740	96,674
LendingTree, Inc.(a)	6,811	216,998
Life Time Group Holdings, Inc.(a)	984	44,378
Lionsgate Studios Corp.(a)	11,482	152,481
Liquidity Services, Inc.(a)	4,484	174,786
Maravai LifeSciences Holdings, Inc., Class A(a)	10,206	67,053
MasTec, Inc.(a)	2,227	585,924
MasterCard, Inc., Class A	3,754	2,151,417
Matthews International Corp., Class A	4,727	131,174
Medpace Holdings, Inc.(a)	141	81,373
Merck & Co., Inc.	10,042	1,307,468
Meta Platforms, Inc., Class A	4,319	2,404,430
Microchip Technology, Inc.	14,750	1,095,778
Micron Technology, Inc.	2,893	2,381,026
Microsoft Corp.	8,995	4,180,156
Middleby Corp. (The)(a)	1,088	145,335
Mobility Global, Inc.(a)	4,665	95,073
Moelis & Co., ADR, Class A	3,853	258,459
National Vision Holdings, Inc.(a)	7,149	157,564
Nordic American Tankers Ltd.	31,736	207,236
Common Stocks (continued)
Issuer	Shares	Value ($)
NPK International, Inc.(a)	14,664	183,153
NVIDIA Corp.	38,172	7,663,029
Owens & Minor, Inc.(a)	42,601	131,637
Palo Alto Networks, Inc.(a)	4,335	1,438,483
Parker-Hannifin Corp.	1,212	1,183,554
Personalis, Inc.(a)	25,010	316,627
Planet Fitness, Inc., Class A(a)	1,586	88,673
Primo Brands Corp., Class A	30,848	700,250
Procter & Gamble Co. (The)	10,494	1,516,278
Progyny, Inc.(a)	12,487	388,720
Q2 Holdings, Inc.(a)	1,091	66,409
Quanex Building Products Corp.	10,752	191,816
Repligen Corp.(a)	749	105,616
Republic Services, Inc.	4,465	940,106
Revolution Medicines, Inc.(a)	3,059	573,654
Roche Holding Ag	577	252,202
Royal Caribbean Cruises Ltd.	3,180	1,012,194
Scotts Miracle-Gro Co. (The), Class A	4,031	264,756
Serve Robotics, Inc.(a)	2,888	13,805
ServiceNow, Inc.(a)	9,112	1,013,528
Sirius XM Holdings, Inc.	1,365	40,431
SiTime Corp.(a)	316	169,123
Six Flags Entertainment Corp.(a)	4,610	79,891
Snowflake, Inc., Class A(a)	3,012	883,359
Solaris Energy Infrastructure, Inc., Class A	1,151	59,173
Standex International Corp.	296	87,764
Stanley Black & Decker, Inc.	1,158	109,524
Starwood Property Trust, Inc.	6,914	110,486
STARZ Entertainment Corp.(a)	7,878	204,986
Structure Therapeutics, Inc., ADR(a)	666	31,995
Teradata Corp.(a)	3,221	99,819
Tetra Tech, Inc.	4,183	138,708
Tetra Technologies, Inc.(a)	36,451	280,673
TJX Companies, Inc. (The)	5,906	929,250
Valero Energy Corp.	2,761	863,917
Verra Mobility Corp.(a)	33,497	177,199
Vertex Pharmaceuticals, Inc.(a)	1,366	651,719
Vertiv Holdings Co.	2,876	694,755
Viking Therapeutics, Inc.(a)	5,192	164,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
7

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Voya Financial, Inc.	2,511	249,669
Walmart, Inc.	14,964	1,663,997
WaterBridge Infrastructure LLC, Class A	3,562	121,892
WD-40 Co.	255	57,921
Xometry, Inc., Class A(a)	2,828	242,416
Zebra Technologies Corp., Class A(a)	570	167,477
Zurn Elkay Water Solutions Corp.	1,464	73,947
Total		102,676,567
Vietnam 0.0%
Vietnam Technological & Commercial Joint Stock Bank	95,300	104,690
Total Common Stocks (Cost $118,643,943)		157,324,694

Exchange-Traded Equity Funds 2.6%
	Shares	Value ($)
United States 2.6%
Global X Uranium ETF	60,692	2,371,236
iShares MSCI Canada ETF	94,586	5,617,463
Total		7,988,699
Total Exchange-Traded Equity Funds (Cost $5,565,133)		7,988,699

Exchange-Traded Fixed Income Funds 2.5%

United States 2.5%
iShares JPMorgan USD Emerging Markets Bond ETF	83,138	7,869,843
Total Exchange-Traded Fixed Income Funds (Cost $7,334,434)		7,869,843

Foreign Government Obligations(g),(h) 15.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.2%
Kingdom of Belgium Government Bond(i)
06/22/2036	3.400%	EUR	670,000	750,882
Canada 1.8%
Canadian Government Bond
06/01/2034	3.000%	CAD	3,370,000	2,318,993
12/01/2034	3.250%	CAD	850,000	593,384
06/01/2035	3.250%	CAD	3,833,000	2,666,145
Total				5,578,522
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 3.4%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,097,646
07/18/2032	2.960%	CNY	2,300,000	366,715
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,190,045
05/21/2030	2.680%	CNY	5,000,000	778,567
05/25/2033	2.670%	CNY	3,000,000	478,304
08/25/2035	1.830%	CNY	16,000,000	2,401,259
02/25/2036	1.750%	CNY	8,700,000	1,294,330
05/15/2036	1.720%	CNY	7,000,000	1,039,067
Total				10,645,933
France 0.7%
French Republic Government Bond OAT(i)
11/25/2034	3.000%	EUR	2,005,000	2,186,671
Germany 0.4%
Bundesrepublik Deutschland Bundesanleihe(i)
08/15/2034	2.600%	EUR	1,108,000	1,232,923
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	666,777
Japan 2.0%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	796,862
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	12,000,000	49,655
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	544,232
06/20/2048	0.700%	JPY	57,650,000	195,563
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	68,000,000	393,831
12/20/2035	2.100%	JPY	150,000,000	894,462
03/20/2036	2.400%	JPY	159,000,000	970,173
Japan Government Thirty Year Bond
06/20/2055	2.800%	JPY	110,000,000	548,182
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	78,850,000	426,628
12/20/2055	3.400%	JPY	89,000,000	501,025
Japan Government Twenty Year Bond
06/20/2045	2.500%	JPY	166,000,000	880,064
Total				6,200,677
Mexico 2.1%
Mexican Bonos
02/21/2036	8.000%	MXN	120,000,000	6,403,727
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.4%
New Zealand Government Bond
05/15/2034	4.250%	NZD	600,000	347,899
05/15/2036	4.250%	NZD	1,700,000	967,951
Total				1,315,850
Poland 0.7%
Republic of Poland Government Bond
10/25/2035	5.000%	PLN	6,000,000	1,528,052
04/25/2036	5.250%	PLN	2,700,000	696,152
Total				2,224,204
South Korea 0.6%
Korea Treasury Bond
12/10/2035	3.250%	KRW	2,000,000,000	1,300,029
06/10/2036	4.250%	KRW	850,000,000	599,306
Total				1,899,335
Spain 0.3%
Spain Government Bond(i)
10/31/2036	3.400%	EUR	900,000	1,016,111
Sweden 0.4%
Sweden Government Bond(i)
10/15/2036	2.500%	SEK	11,000,000	1,102,864
United Kingdom 2.3%
United Kingdom Gilt(i)
06/07/2032	4.250%	GBP	900,000	1,187,792
03/07/2035	4.500%	GBP	405,000	527,406
01/22/2044	3.250%	GBP	1,362,297	1,351,250
United Kingdom Gilt Inflation-Linked Bond(i)
10/22/2035	4.750%	GBP	3,040,000	4,007,015
Total				7,073,463
Total Foreign Government Obligations (Cost $50,462,776)				48,297,939

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
South Korea 0.2%
Samsung Electronics Co., Ltd.	4,385	551,041
Total Preferred Stocks (Cost $243,947)		551,041

Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.9%
Government National Mortgage Association TBA(j)
08/20/2056	3.500%	1,300,000	1,137,776
08/20/2056	4.000%	800,000	723,612
Uniform Mortgage-Backed Security TBA(j)
08/18/2041	2.500%	500,000	462,148
08/18/2041 - 08/13/2054	3.000%	1,525,000	1,340,488
08/13/2050	4.500%	900,000	845,035
08/13/2056	3.500%	1,150,000	1,020,041
08/13/2056	4.000%	1,025,000	935,617
08/13/2056	5.000%	2,750,000	2,653,656
Total			9,118,373
Total Residential Mortgage-Backed Securities - Agency (Cost $9,275,607)			9,118,373

U.S. Treasury Obligations 2.3%

United States 2.3%
U.S. Treasury
08/15/2034	3.875%	600,000	569,906
11/15/2034	4.250%	1,060,000	1,031,513
11/15/2035	4.000%	2,548,000	2,415,822
02/15/2036	4.125%	2,400,000	2,294,250
05/15/2036	4.375%	745,000	725,560
Total			7,037,051
Total U.S. Treasury Obligations (Cost $7,266,121)			7,037,051

Fixed Income Funds 3.0%
	Shares	Value ($)
United States 3.0%
Columbia High Yield Bond Fund, Institutional 3 Class(k)	864,717	9,494,593
Total Fixed Income Funds (Cost $9,298,153)		9,494,593

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $11,662)	7,595
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
9

Portfolio of Investments (continued)
July 31, 2026

Money Market Funds 18.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(k),(l)	57,733,635	57,698,995
Total Money Market Funds (Cost $57,712,123)		57,698,995
Total Investments in Securities (Cost $265,813,899)		305,388,823
Other Assets & Liabilities, Net		6,181,358
Net Assets		$311,570,181
At July 31, 2026, securities and/or cash totaling $4,003,425 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,000 AUD	9,706 USD	Barclays	08/19/2026	—	(142)
1,289,000 GBP	1,724,469 USD	Barclays	08/19/2026	—	(12,755)
237,466,000 JPY	1,452,121 USD	Barclays	08/19/2026	—	(42,181)
4,476,000 PLN	1,191,623 USD	Barclays	08/19/2026	—	(6,521)
141,266 USD	3,000,000 CZK	Barclays	08/19/2026	1,590	—
9,504,798 USD	1,537,596,000 JPY	Barclays	08/19/2026	170,822	—
3,048,000 CAD	2,147,734 USD	Barclays	08/24/2026	—	(28,450)
1,188,188 USD	957,000 CHF	Barclays	08/24/2026	—	(1,777)
16,849,000 SEK	1,734,332 USD	Citi	08/19/2026	—	(36,553)
7,369,444 USD	72,501,000 NOK	Citi	08/19/2026	278,635	—
1,990,956 USD	3,485,000 NZD	Citi	08/19/2026	62,876	—
323,588 USD	10,747,000 THB	Citi	08/19/2026	—	(1,358)
630,879 USD	554,000 EUR	Citi	08/24/2026	8,491	—
369,202 USD	3,652,000 NOK	Citi	08/24/2026	16,016	—
353,779 USD	1,435,000 MYR	Goldman Sachs International	08/19/2026	—	(2,451)
3,814,000 CNY	559,870 USD	HSBC	08/19/2026	—	(4,489)
1,988,300 GBP	2,633,198 USD	HSBC	08/19/2026	—	(46,494)
7,341,681,000 IDR	409,167 USD	HSBC	08/19/2026	2,159	—
999,280,000 KRW	652,228 USD	HSBC	08/19/2026	—	(44,530)
16,529,000 NZD	9,388,119 USD	HSBC	08/19/2026	—	(352,999)
621,592 USD	500,000 CHF	HSBC	08/19/2026	—	(2,081)
185,838 USD	555,000 ILS	HSBC	08/19/2026	—	(4,172)
2,140,774 USD	345,309,365 JPY	HSBC	08/19/2026	32,153	—
97,458 USD	967,803 NOK	HSBC	08/19/2026	4,635	—
736,000 DKK	112,788 USD	HSBC	08/24/2026	—	(879)
786,000 NZD	444,754 USD	HSBC	08/24/2026	—	(18,538)
840,000 PLN	222,911 USD	HSBC	08/24/2026	—	(1,940)
73,334 USD	104,000 CAD	HSBC	08/24/2026	919	—
224,309 USD	196,000 EUR	HSBC	08/24/2026	1,894	—
429,000 CAD	305,205 USD	JPMorgan	08/19/2026	—	(1,021)
923,000 GBP	1,231,156 USD	JPMorgan	08/19/2026	—	(12,798)
14,838,000 JPY	91,473 USD	JPMorgan	08/19/2026	—	(1,898)
1,498,000 NOK	154,782 USD	JPMorgan	08/19/2026	—	(3,241)
34,223 USD	49,000 AUD	JPMorgan	08/19/2026	245	—
210,000 CAD	149,930 USD	JPMorgan	08/24/2026	—	(4)
2,003,871 USD	2,902,000 AUD	JPMorgan	08/24/2026	37,270	—
74,987 USD	106,000 CAD	JPMorgan	08/24/2026	694	—
113,271 USD	91,000 CHF	JPMorgan	08/24/2026	—	(456)
149,997 USD	131,000 EUR	JPMorgan	08/24/2026	1,190	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,937 USD	56,000 GBP	JPMorgan	08/24/2026	536	—
554,000 GBP	744,929 USD	Morgan Stanley	08/19/2026	—	(1,714)
161,938 USD	231,000 AUD	Morgan Stanley	08/19/2026	554	—
140,411 USD	198,000 CAD	Morgan Stanley	08/19/2026	924	—
164,787 USD	133,000 CHF	Morgan Stanley	08/19/2026	3	—
244,098 USD	1,593,000 DKK	Morgan Stanley	08/19/2026	1,858	—
9,016 USD	1,459,000 JPY	Morgan Stanley	08/19/2026	165	—
432,098 USD	747,000 NZD	Morgan Stanley	08/19/2026	8,136	—
261,455 USD	337,000 SGD	Morgan Stanley	08/19/2026	1,612	—
1,703,000 DKK	259,823 USD	Morgan Stanley	08/24/2026	—	(3,188)
570,459,000 KRW	372,288 USD	Morgan Stanley	08/24/2026	—	(24,681)
192,000 SGD	148,737 USD	Morgan Stanley	08/24/2026	—	(1,196)
10,643,000 TWD	333,689 USD	Morgan Stanley	08/24/2026	3,915	—
1,745,496 USD	1,322,000 GBP	Morgan Stanley	08/24/2026	36,195	—
74,317 USD	2,409,000 TWD	Morgan Stanley	08/24/2026	326	—
2,726,000 PLN	722,860 USD	Standard Chartered	08/19/2026	—	(6,841)
638,469 USD	560,000 EUR	Standard Chartered	08/19/2026	7,692	—
5,442,000 CHF	6,775,837 USD	State Street	08/19/2026	33,075	—
1,149,000 EUR	1,307,579 USD	State Street	08/19/2026	—	(18,206)
1,111,000 SEK	114,886 USD	State Street	08/19/2026	—	(1,884)
20,352,275 USD	17,785,754 EUR	State Street	08/19/2026	169,996	—
514,988 USD	387,000 GBP	State Street	08/19/2026	6,584	—
10,625,000 AUD	7,368,013 USD	UBS	08/19/2026	—	(105,931)
182,000 CHF	225,240 USD	UBS	08/19/2026	—	(262)
2,622,000 EUR	2,998,802 USD	UBS	08/19/2026	—	(26,619)
1,258,000 NZD	736,119 USD	UBS	08/19/2026	—	(5,265)
2,599,614 USD	2,122,000 CHF	UBS	08/19/2026	29,592	—
178,855,000 JPY	1,110,297 USD	UBS	08/24/2026	—	(15,632)
147,425 USD	129,000 EUR	UBS	08/24/2026	1,454	—
5,314,000 CAD	3,747,952 USD	Wells Fargo	08/19/2026	—	(45,257)
199,000 EUR	227,918 USD	Wells Fargo	08/19/2026	—	(1,700)
111,198,000 MXN	6,321,973 USD	Wells Fargo	08/19/2026	—	(90,028)
998,000 NOK	102,655 USD	Wells Fargo	08/19/2026	—	(2,624)
1,594,536 USD	2,320,000 AUD	Wells Fargo	08/19/2026	37,421	—
2,047,562 USD	2,901,000 CAD	Wells Fargo	08/19/2026	23,214	—
1,856,557 USD	1,624,000 EUR	Wells Fargo	08/19/2026	17,312	—
7,398,534 USD	71,231,000 SEK	Wells Fargo	08/19/2026	88,076	—
148,924 USD	209,000 CAD	Wells Fargo	08/24/2026	296	—
185,546 USD	1,802,000 SEK	Wells Fargo	08/24/2026	3,901	—
74,654 USD	96,000 SGD	Wells Fargo	08/24/2026	312	—
Total				1,092,738	(978,756)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg HY Credit	55	09/2026	USD	6,258,450	—	(19,800)
Bloomberg IG Credit	209	09/2026	USD	22,142,505	—	(415,682)
Bloomberg MSCI Euro Corporate Sustainable SRI Index	67	09/2026	EUR	11,454,320	—	(115,724)
CAC40 Index	40	08/2026	EUR	3,408,400	66,743	—
Canadian Government 10-Year Bond	29	09/2026	CAD	3,444,620	—	(8,383)
DAX Index	5	09/2026	EUR	3,213,750	122,009	—
Euro-OAT	56	09/2026	EUR	6,559,280	—	(150,723)
Japanese 10-Year Government Bond	8	09/2026	JPY	1,016,560,000	—	(20,068)
Long Gilt	7	09/2026	GBP	605,430	—	(23,640)
Russell 2000 Index E-mini	58	09/2026	USD	8,520,200	20,157	—
S&P 500 Index E-mini	17	09/2026	USD	6,391,363	—	(70,759)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
11

Portfolio of Investments (continued)
July 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	45	09/2026	CAD	18,760,500	162,609	—
U.S. Long Bond	5	09/2026	USD	541,563	—	(10,051)
U.S. Treasury 10-Year Note	13	09/2026	USD	1,404,000	—	(14,753)
U.S. Treasury 5-Year Note	68	09/2026	USD	7,206,406	—	(58,584)
U.S. Treasury Ultra 10-Year Note	13	09/2026	USD	1,426,141	—	(16,890)
U.S. Treasury Ultra Bond	4	09/2026	USD	438,750	—	(10,228)
Total					371,518	(935,285)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(51)	09/2026	AUD	(5,514,207)	6,748	—
Euro STOXX 50 Index	(76)	09/2026	EUR	(4,843,480)	—	(107,117)
Euro-Buxl 30-Year	(10)	09/2026	EUR	(1,058,200)	48,663	—
FTSE/MIB Index	(13)	09/2026	EUR	(3,402,100)	—	(32,703)
IBEX 35 Index	(17)	08/2026	EUR	(3,367,989)	—	(72,878)
MSCI Emerging Markets Index	(21)	09/2026	USD	(1,724,415)	—	(64,279)
SPI 200 Index	(36)	09/2026	AUD	(8,048,700)	—	(5,322)
U.S. Treasury Ultra Bond	(13)	09/2026	USD	(1,425,938)	92,602	—
Total					148,013	(282,299)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	132,717	83	20.00	08/19/2026	11,662	7,595

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Celestica, Inc.	Morgan Stanley	USD	(66,288)	(2)	450.00	08/21/2026	(2,071)	(325)

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	6,898,737	328,200	25,026	—	—	353,226	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	7,212,101	273,833	(26,660)	—	—	247,173	—
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	3,295,774	156,793	11,928	—	—	168,721	—
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	3,326,398	126,298	(12,297)	—	—	114,001	—
Total							885,124	(2,003)	—	—	883,121	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At July 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			648,565	—

(e)	Valuation based on significant unobservable inputs.
(f)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $13,362,914, which represents 4.29% of total net assets.

(j)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
13

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments (continued)
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,232,642	198,416	(6,550,916)	119,858	—	—	2,195,679	198,416	—
Columbia High Yield Bond Fund, Institutional 3 Class
	9,042,511	581,855	—	(129,773)	9,494,593	—	—	581,854	864,717
Columbia Short-Term Cash Fund, 3.813%
	57,219,726	202,612,047	(202,121,651)	(11,127)	57,698,995	—	(4,940)	2,421,510	57,733,635
Total	72,494,879			(21,042)	67,193,588	—	2,190,739	3,201,780

(l)	The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,110,534	—	1,110,534
Austria	—	253,400	—	253,400
Bermuda	138,604	—	—	138,604
Brazil	1,120,004	—	—	1,120,004
Canada	2,306,367	—	—	2,306,367
China	233,103	4,343,710	—	4,576,813
Denmark	—	906,944	—	906,944
Finland	116,757	569,667	—	686,424
France	—	2,277,379	—	2,277,379
Germany	—	1,162,429	—	1,162,429
Greece	—	2,300,844	—	2,300,844
Hong Kong	—	855,323	—	855,323
Hungary	—	279,840	—	279,840
India	—	1,054,558	—	1,054,558
Ireland	—	494,513	—	494,513
Israel	459,194	—	—	459,194
Italy	—	1,246,899	—	1,246,899
Ivory Coast	—	236,094	—	236,094
Japan	805,163	8,065,279	—	8,870,442
Kazakhstan	298,301	—	—	298,301
Mexico	325,427	—	—	325,427
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
15

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Netherlands	329,815	3,944,898	—	4,274,713
Norway	—	471,147	—	471,147
Poland	—	1,047,962	—	1,047,962
Russian Federation	—	—	0 *	0 *
Singapore	—	290,313	—	290,313
South Africa	—	986,970	—	986,970
South Korea	121,938	4,819,341	—	4,941,279
Spain	—	540,076	—	540,076
Sweden	199,408	—	—	199,408
Switzerland	—	964,572	—	964,572
Taiwan	—	6,468,496	—	6,468,496
Thailand	—	188,912	—	188,912
Turkey	—	293,720	—	293,720
United Arab Emirates	—	271,257	—	271,257
United Kingdom	1,159,814	1,484,465	—	2,644,279
United States	102,424,365	252,202	—	102,676,567
Vietnam	—	104,690	—	104,690
Total Common Stocks	110,038,260	47,286,434	0 *	157,324,694
Exchange-Traded Equity Funds	7,988,699	—	—	7,988,699
Exchange-Traded Fixed Income Funds	7,869,843	—	—	7,869,843
Fixed Income Funds	9,494,593	—	—	9,494,593
Foreign Government Obligations	—	48,297,939	—	48,297,939
Preferred Stocks
South Korea	—	551,041	—	551,041
Total Preferred Stocks	—	551,041	—	551,041
Residential Mortgage-Backed Securities - Agency	—	9,118,373	—	9,118,373
U.S. Treasury Obligations	—	7,037,051	—	7,037,051
Call Option Contracts Purchased	7,595	—	—	7,595
Money Market Funds	57,698,995	—	—	57,698,995
Total Investments in Securities	193,097,985	112,290,838	0 *	305,388,823
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,092,738	—	1,092,738
Futures Contracts	519,531	—	—	519,531
Swap Contracts	—	883,121	—	883,121
Liability
Forward Foreign Currency Exchange Contracts	—	(978,756)	—	(978,756)
Futures Contracts	(1,217,584)	—	—	(1,217,584)
Call Option Contracts Written	(325)	—	—	(325)
Total	192,399,607	113,287,941	0 *	305,687,548

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Global Opportunities Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $198,791,961)	$238,187,640
Affiliated issuers (cost $67,010,276)	67,193,588
Option contracts purchased (cost $11,662)	7,595
Cash	1,221
Foreign currency (cost $1,560,747)	1,572,231
Margin deposits on:
Futures contracts	3,937,292
Unrealized appreciation on forward foreign currency exchange contracts	1,092,738
Unrealized appreciation on swap contracts	883,121
Receivable for:
Investments sold	8,894,472
Capital shares sold	6,456
Dividends	316,678
Interest	721,189
Foreign tax reclaims	158,420
Variation margin for futures contracts	80,678
Prepaid expenses	4,350
Total assets	323,057,669
Liabilities
Option contracts written, at value (premiums received $2,071)	325
Unrealized depreciation on forward foreign currency exchange contracts	978,756
Payable for:
Investments purchased	226,768
Investments purchased on a delayed delivery basis	9,290,663
Capital shares redeemed	242,944
Variation margin for futures contracts	369,409
Foreign capital gains taxes deferred	37,384
Management services fees	5,784
Distribution and/or service fees	2,049
Transfer agent fees	21,495
Compensation of board members	475
Other expenses	105,755
Deferred compensation of board members	205,681
Total liabilities	11,487,488
Net assets applicable to outstanding capital stock	$311,570,181
Represented by
Paid in capital	251,106,972
Total distributable earnings (loss)	60,463,209
Total - representing net assets applicable to outstanding capital stock	$311,570,181
Class A
Net assets	$299,387,160
Shares outstanding	21,434,427
Net asset value per share	$13.97
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.82
Institutional Class
Net assets	$12,183,021
Shares outstanding	858,369
Net asset value per share	$14.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
17

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$3,408,985
Dividends — affiliated issuers	3,201,780
Interest	1,989,680
Interfund lending	2,066
European Union tax reclaim	42,628
Foreign taxes withheld	(169,615)
Total income	8,475,524
Expenses:
Management services fees	2,171,013
Distribution and/or service fees
Class A	765,542
Transfer agent fees
Class A	263,043
Institutional Class	10,447
Custodian fees	146,923
Printing and postage fees	36,323
Registration fees	49,212
Accounting services fees	108,349
Legal fees	19,696
Interest on collateral	4,656
Compensation of chief compliance officer	51
Compensation of board members	13,732
Deferred compensation of board members	58,438
Other	39,024
Total expenses	3,686,449
Net investment income	4,789,075
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	35,534,524
Investments — affiliated issuers	2,190,739
Foreign currency translations	(28,188)
Forward foreign currency exchange contracts	(658,776)
Futures contracts	(572,364)
Option contracts purchased	(56,977)
Option contracts written	65,988
Swap contracts	1,427,856
Net realized gain	37,902,802
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,430,808)
Investments — affiliated issuers	(21,042)
Foreign currency translations	10,709
Forward foreign currency exchange contracts	772,468
Futures contracts	(859,130)
Option contracts purchased	(4,067)
Option contracts written	12,213
Swap contracts	746,791
Foreign capital gains tax	90,600
Net change in unrealized appreciation (depreciation)	(2,682,266)
Net realized and unrealized gain	35,220,536
Net increase in net assets resulting from operations	$40,009,611
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Global Opportunities Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$4,789,075	$4,966,111
Net realized gain	37,902,802	27,884,635
Net change in unrealized appreciation (depreciation)	(2,682,266)	(6,101,976)
Net increase in net assets resulting from operations	40,009,611	26,748,770
Distributions to shareholders
Net investment income and net realized gains
Class A	(47,009,809)	(1,422,405)
Institutional Class	(1,934,348)	(77,421)
Total distributions to shareholders	(48,944,157)	(1,499,826)
Increase (decrease) in net assets from capital stock activity	6,837,638	(43,195,011)
Total decrease in net assets	(2,096,908)	(17,946,067)
Net assets at beginning of year	313,667,089	331,613,156
Net assets at end of year	$311,570,181	$313,667,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
19

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	195,044	2,798,076	104,946	1,443,231
Distributions reinvested	3,571,584	46,752,039	104,685	1,414,289
Shares redeemed	(3,124,375)	(44,163,046)	(3,215,128)	(44,233,018)
Net increase (decrease)	642,253	5,387,069	(3,005,497)	(41,375,498)
Advisor Class
Shares sold	—	—	820	11,491
Shares redeemed	—	—	(81,355)	(1,135,026)
Net decrease	—	—	(80,535)	(1,123,535)
Institutional Class
Shares sold	312,397	4,583,485	353,194	4,925,469
Distributions reinvested	142,580	1,893,459	5,523	75,557
Shares redeemed	(351,219)	(5,026,375)	(409,097)	(5,697,004)
Net increase (decrease)	103,758	1,450,569	(50,380)	(695,978)
Total net increase (decrease)	746,011	6,837,638	(3,136,412)	(43,195,011)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Global Opportunities Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$14.55	0.21 (c)	1.58	1.79	(0.35)	(2.02)	(2.37)
Year Ended 7/31/2025	$13.43	0.21 (c)	0.97	1.18	(0.06)	—	(0.06)
Year Ended 7/31/2024	$12.31	0.21 (c)	0.91	1.12	—	—	—
Year Ended 7/31/2023	$12.72	0.15	0.19	0.34	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.49	0.14	(2.70)	(2.56)	(0.12)	(1.09)	(1.21)
Institutional Class
Year Ended 7/31/2026	$14.76	0.25 (c)	1.60	1.85	(0.40)	(2.02)	(2.42)
Year Ended 7/31/2025	$13.62	0.25 (c)	0.98	1.23	(0.09)	—	(0.09)
Year Ended 7/31/2024	$12.45	0.24 (c)	0.93	1.17	—	—	—
Year Ended 7/31/2023	$12.83	0.18	0.19	0.37	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.60	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 7/31/2026
Class A	lessthan 0.01	0.01
Institutional Class	lessthan 0.01	0.01
Year Ended 7/31/2025
Class A	0.01	0.09
Institutional Class	0.01	0.09
Year Ended 7/31/2024
Class A	0.01	0.04
Institutional Class	0.01	0.04

(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	7/31/2026	7/31/2025	7/31/2024	7/31/2023	7/31/2022
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$13.97	13.40%	1.17% (d)	1.17% (d)	1.49% (c)	122%	$299,387
Year Ended 7/31/2025	$14.55	8.85%	1.18% (d)	1.18% (d)	1.55% (c)	100%	$302,527
Year Ended 7/31/2024	$13.43	9.10%	1.20% (d)	1.19% (d)	1.66% (c)	122%	$319,548
Year Ended 7/31/2023	$12.31	3.17%	1.20% (d),(e)	1.20% (d),(e),(f)	1.24%	115%	$340,330
Year Ended 7/31/2022	$12.72	(16.59% )	1.15% (d),(e)	1.15% (d),(e)	0.92%	98%	$380,766
Institutional Class
Year Ended 7/31/2026	$14.19	13.66%	0.92% (d)	0.92% (d)	1.74% (c)	122%	$12,183
Year Ended 7/31/2025	$14.76	9.12%	0.93% (d)	0.93% (d)	1.81% (c)	100%	$11,141
Year Ended 7/31/2024	$13.62	9.40%	0.95% (d)	0.94% (d)	1.91% (c)	122%	$10,964
Year Ended 7/31/2023	$12.45	3.39%	0.95% (d),(e)	0.95% (d),(e),(f)	1.46%	115%	$11,705
Year Ended 7/31/2022	$12.83	(16.38% )	0.89% (d),(e)	0.89% (d),(e)	1.16%	98%	$18,151
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
23

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
July 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
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Notes to Financial Statements (continued)
July 31, 2026
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain
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Notes to Financial Statements (continued)
July 31, 2026
circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
July 31, 2026
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
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Notes to Financial Statements (continued)
July 31, 2026
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the
Columbia Global Opportunities Fund  | 2026
29

Notes to Financial Statements (continued)
July 31, 2026
value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Total return swap contracts
The Fund entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	371,518 *
Equity risk	Investments, at value — Option contracts purchased	7,595
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	883,121 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,092,738
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	148,013 *
Total		2,502,985

30
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	353,058 *
Equity risk	Option contracts written, at value	325
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	978,756
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	864,526 *
Total		2,196,665

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	437,459	437,459
Equity risk	—	(345,287)	(56,977)	65,988	990,397	654,121
Foreign exchange risk	(658,776)	—	—	—	—	(658,776)
Interest rate risk	—	(227,077)	—	—	—	(227,077)
Total	(658,776)	(572,364)	(56,977)	65,988	1,427,856	205,727

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(124,802)	(124,802)
Equity risk	—	139,450	(4,067)	12,213	871,593	1,019,189
Foreign exchange risk	772,468	—	—	—	—	772,468
Interest rate risk	—	(998,580)	—	—	—	(998,580)
Total	772,468	(859,130)	(4,067)	12,213	746,791	668,275
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	95,645,434
Futures contracts — short	21,394,778
Credit default swap contracts — sell protection	19,547,254

Derivative instrument	Average value ($)
Option contracts purchased	8,079
Option contracts written	(6,711)

Columbia Global Opportunities Fund  | 2026
31

Notes to Financial Statements (continued)
July 31, 2026
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	729,350	(753,979)
Total return swap contracts	210,062	(97,578)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
32
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of July 31, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	Standard Chartered	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$172,412	366,018	-	41,760	39,935	53,688	7,692	209,655	31,046	170,532	1,092,738
Call option contracts purchased	-	-	-	-	-	7,595	-	-	-	-	7,595
OTC total return swap contracts (a)	-	-	883,121	-	-	-	-	-	-	-	883,121
Total assets	172,412	366,018	883,121	41,760	39,935	61,283	7,692	209,655	31,046	170,532	1,983,454
Liabilities
Forward foreign currency exchange contracts	91,826	37,911	2,451	476,122	19,418	30,779	6,841	20,090	153,709	139,609	978,756
Call option contracts written	-	-	-	-	-	325	-	-	-	-	325
Total liabilities	91,826	37,911	2,451	476,122	19,418	31,104	6,841	20,090	153,709	139,609	979,081
Total financial and derivative net assets	80,586	328,107	880,670	(434,362)	20,517	30,179	851	189,565	(122,663)	30,923	1,004,373
Total collateral received (pledged) (b)	-	-	580,000	-	-	-	-	-	-	-	580,000
Net amount (c)	$80,586	328,107	300,670	(434,362)	20,517	30,179	851	189,565	(122,663)	30,923	424,373

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Global Opportunities Fund  | 2026
33

Notes to Financial Statements (continued)
July 31, 2026
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
34
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The effective management services fee rate for the year ended July 31, 2026 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Global Opportunities Fund  | 2026
35

Notes to Financial Statements (continued)
July 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Institutional Class	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	31,976

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.19
Institutional Class	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
36
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, passive foreign investment company (pfic) holdings, former pfic holdings, tax straddles, trustees’ deferred compensation, foreign capital gains tax and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
1,103,479	(1,103,481)	2
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
12,533,261	36,410,896	48,944,157	1,499,826	—	1,499,826
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
5,626,560	17,700,445	—	37,359,641
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
268,329,910	47,525,612	(10,165,971)	37,359,641
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Global Opportunities Fund  | 2026
37

Notes to Financial Statements (continued)
July 31, 2026
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $318,620,137 and $366,157,306, respectively, for the year ended July 31, 2026, of which $160,415,053 and $156,669,514, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,414,286	4.33	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
38
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 86.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
Columbia Global Opportunities Fund  | 2026
39

Notes to Financial Statements (continued)
July 31, 2026
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
40
Columbia Global Opportunities Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Global Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Global Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Global Opportunities Fund  | 2026
41

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
34.80%	14.63%	$30,842,289
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
42
Columbia Global Opportunities Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Global Opportunities Fund  | 2026
43

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
44
Columbia Global Opportunities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Global Opportunities Fund  | 2026
45

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
46
Columbia Global Opportunities Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN156_(09/26)

Columbia Floating Rate Fund
Annual Financial Statements and Additional Information
July 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Floating Rate Fund | 2026

Portfolio of Investments
July 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	6.838%	3,000,000	2,990,066
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
Series 2024-23AR Class CR
3-month Term SOFR + 1.900% Floor 1.900% 07/20/2037	5.629%	4,000,000	4,000,000
Series 2026-23AR Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/20/2037	3.750%	3,000,000	2,999,898
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	6.479%	3,000,000	2,953,731
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	6.579%	3,000,000	2,964,000
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	6.700%	2,000,000	2,000,392
Market Street CLO Ltd. II(a),(b)
Series 2025-2A Class D1
3-month Term SOFR + 3.250% Floor 3.250% 03/20/2038	6.979%	3,000,000	3,014,106
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	6.429%	3,000,000	2,936,190
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.379%	3,000,000	2,994,237
Regatta Funding Ltd.(a),(b)
Series 2021-1A Class D1R
3-month Term SOFR + 2.600% Floor 2.600% 04/15/2038	6.353%	3,000,000	2,955,543
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.310%	2,000,000	1,931,962
Series 2023-2A Class DJR
3-month Term SOFR + 4.250% Floor 4.250% 01/24/2039	8.025%	4,000,000	3,861,016
Total Asset-Backed Securities — Non-Agency (Cost $36,027,419)			35,601,141

Common Stocks 0.3%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(c)	165,064	1,604,422
Media —%
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total Communication Services		1,604,422
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(c)	16,135	231,699
Household Durables 0.0%
Serta Simmons Bedding LLC(c)	394	3,361
Total Consumer Discretionary		235,060
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		2
Total Energy		2
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c),(e)	4,398	2,199
Total Financials		2,199
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	1,475	6,083
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	2,886
Total Industrials		8,969
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(c)	6,992	103,569
Avaya Holdings Corp.(c)	33,749	499,907
Total		603,476
Total Information Technology		603,476
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $3,383,178)		2,454,130

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(d),(e)	11.000%	1,053	1,111,715
Total Communication Services			1,111,715
Total Convertible Preferred Stocks (Cost $1,053,000)			1,111,715

Corporate Bonds & Notes 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,511,252
Chemicals 0.3%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	965,862
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	918,293
Total			1,884,155
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,376,294
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,546,503
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,168,292
Total			4,091,089
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,521,633
Total Corporate Bonds & Notes (Cost $8,892,132)			9,008,129

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
Invesco Senior Loan ETF	170,000	3,466,300
State Street SPDR Blackstone Senior Loan ETF	87,500	3,535,000
Total		7,001,300
Total Exchange-Traded Fixed Income Funds (Cost $7,011,395)		7,001,300

Senior Loans 88.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.7%
Bleriot US Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 10/31/2030	5.982%	1,986,879	1,988,489
Goat Holdco LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.231%	1,983,659	1,985,424
Karman Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.061%	1,961,935	1,967,821
Signature Aviation US Holdings, Inc.(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.254%	2,568,908	2,574,148
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b),(g)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.231%	3,078,274	3,081,999
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.231%	775,384	776,454
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.231%	28,042	28,068
Total			12,402,403
Airlines 0.5%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.979%	2,515,963	2,514,604
3-month Term SOFR + 2.750% 05/28/2032	6.479%	426,143	425,990
American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 05/29/2033	6.661%	448,490	444,938
Total			3,385,532
Automotive 0.7%
American Axle & Manufacturing, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.675%	1,808,265	1,809,024
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.231%	3,103,036	3,106,139
1-month Term SOFR + 2.500% 01/28/2032	6.231%	363,112	363,566
First Brands Group LLC(g),(h)
1st Lien Term Loan
03/30/2027	0.000%	604,645	266
03/30/2027	0.000%	1,392,090	613
Term Loan
06/29/2026	0.000%	2,291,814	756
First Brands Group LLC(g),(h),(i)
Debtor in Possession Term Loan
06/29/2026	0.000%	795,392	134,079
Total			5,414,443
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 4.2%
Aretec Group, Inc.(b),(g)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.731%	2,072,110	2,075,446
Chicago US Midco III LP(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	193,296	192,894
Chicago US Midco III LP(b),(g)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.231%	1,298,274	1,295,574
Citadel Securities Global Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 06/10/2033	5.661%	1,122,951	1,121,480
DRW Holdings LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.231%	1,176,000	1,126,702
Focus Financial Partners LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.231%	3,505,045	3,456,219
GIH Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.232%	1,350,584	1,320,926
GTCR Everest Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 09/05/2031	5.982%	2,462,687	2,457,910
Hudson River Trading LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.167%	1,452,702	1,449,753
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.420%	2,082,753	2,078,858
Jump Financial LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 02/26/2032	7.232%	1,271,360	1,271,360
June Purchaser LLC(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	418,025	419,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
June Purchaser LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 11/28/2031	6.481%	2,476,799	2,483,758
Osaic Holdings, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.232%	2,096,156	2,081,923
PEX Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.482%	4,033,662	4,037,010
VFH Parent LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.231%	4,325,012	4,316,924
Total			31,185,937
Building Materials 3.4%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.014%	1,785,903	898,541
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.164%	176,172	78,397
DG Investment Intermediate Holdings 2, Inc.(b),(g),(j)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/09/2032	6.981%	2,742,520	2,745,949
Green Infrastructure Partners, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.482%	1,975,344	1,975,344
Johnstone Supply LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.897%	2,934,965	2,930,621
LBM Acquisition LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.574%	1,864,789	1,485,621
1-month Term SOFR + 5.000% 06/06/2031	8.724%	1,061,436	896,913
Park River Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.225%	783,259	782,883
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(g),(j)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.981%	2,895,826	2,894,339
Quikrete Holdings, Inc.(b),(g)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.981%	1,465,100	1,466,990
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.981%	1,079,737	1,080,126
QXO Building Products, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/01/2033	5.731%	1,282,513	1,280,025
Smyrna Ready Mix Concrete LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.731%	1,758,497	1,765,091
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.581%	984,534	915,617
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.981%	4,191,428	4,183,590
Total			25,380,047
Cable and Satellite 1.1%
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.981%	1,125,151	1,124,993
Sunrise Financing Partnership(b),(g)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.341%	3,265,518	3,204,747
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.677%	4,156,123	3,657,388
Total			7,987,128
Chemicals 3.6%
A-AP Buyer, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.573%	1,174,190	1,178,100
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bond German BidCo 2 GmbH(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 06/29/2033	7.244%	1,289,977	1,295,046
Chemours Co. (The)(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.231%	2,670,817	2,659,973
Ineos Finance PLC(b),(g)
Term Loan
1-month Term SOFR + 5.000% 06/25/2032	8.731%	2,063,812	1,907,313
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.081%	1,102,285	942,454
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.981%	406,892	384,769
1-month Term SOFR + 3.000% 02/07/2031	6.731%	2,005,391	1,863,770
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.095%	2,603,173	2,525,104
Lummus Technology Holdings V LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.231%	2,704,132	2,682,715
Nouryon Finance BV(b),(g),(j)
Term Loan
3-month Term SOFR + 3.500% 07/08/2031	7.217%	2,051,989	2,050,717
Olympus Water US Holding Corp.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.982%	639,281	639,083
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.732%	2,283,610	2,280,230
Tronox Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.232%	862,672	659,021
USALCO LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.231%	1,518,149	1,517,876
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.481%	3,828,491	3,830,406
Total			26,416,577
Construction Machinery 0.1%
Engineered Machinery Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/26/2032	6.491%	597,335	598,745
Consumer Cyclical Services 5.4%
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.981%	2,707,015	2,713,972
AmSpec Parent LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 12/22/2031	6.732%	1,848,373	1,850,111
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.481%	883,398	883,398
Arches Buyer, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.956%	2,759,418	2,752,961
BCPE Empire Holdings, Inc.(b),(g),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.231%	3,433,384	3,390,467
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2031	6.822%	1,616,436	1,614,286
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.731%	2,077,461	2,074,864
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/13/2033	5.981%	2,166,019	2,165,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(g),(j)
Tranche B3 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.479%	3,111,452	3,115,356
Frontdoor, Inc.(b),(g),(j)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.981%	1,000,000	997,088
GAIA Purchaser, Inc.(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/25/2033		4,330,781	4,319,954
GBT US III LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.810%	1,970,000	1,967,400
OMNIA Partners LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.417%	1,965,150	1,967,331
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.664%	1,302,513	1,299,100
Raven Acquisition Holdings LLC(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	254,922	253,287
Raven Acquisition Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.731%	3,524,290	3,501,700
Rosen International SARL(b),(g)
Term Loan
3-month Term SOFR + 2.000% 03/26/2031	5.732%	3,844,868	3,838,870
WW International, Inc.(b),(g)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.528%	1,339,676	981,313
Total			39,686,567
Consumer Products 2.0%
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.981%	2,858,600	2,862,173
1-month Term SOFR + 2.250% 01/22/2031	5.981%	965,154	965,762
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lavender Dutch BorrowCo BV(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	2,012,622	2,008,597
Opal Holdco 4 SAS(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 2.500% 04/28/2032	6.232%	3,253,160	3,257,812
Osmosis Buyer Ltd.(b),(g),(j)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/02/2033	6.152%	872,665	872,665
Prestige Brands, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 06/13/2033	5.731%	1,250,000	1,253,125
Recess Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.560%	619,086	617,928
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	5.731%	2,721,915	2,719,656
Total			14,557,718
Diversified Manufacturing 3.8%
ADI Global Distribution Funding LLC(b),(g),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/01/2033		1,000,000	991,260
Columbus McKinnon Corp.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.232%	2,121,078	2,124,620
CompoSecure Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 01/14/2033	5.918%	1,842,784	1,835,155
Dynamo Midco BV(b),(g),(j)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.981%	1,000,000	957,500
EMRLD Borrower LP(b),(g)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.916%	2,455,422	2,454,293
3-month Term SOFR + 2.250% 08/04/2031	6.073%	591,562	591,367
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Filtration Group Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.231%	1,218,570	1,219,008
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	5.481%	794,546	793,529
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/22/2033	5.667%	1,330,332	1,330,332
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	583,812	582,989
Pye-Barker Fire & Safety LLC(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 12/16/2032	3.086%	325,000	326,082
Pye-Barker Fire & Safety LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 12/16/2032	6.232%	2,175,000	2,182,243
Resilience Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.232%	2,805,006	2,799,171
Tiger Acquisition LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.240%	2,125,242	2,131,150
TK Elevator Midco GmbH(b),(g)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.704%	4,534,354	4,550,043
WEC US Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.647%	3,033,532	3,029,164
Total			27,897,906
Electric 2.8%
Astoria Project Partners LLC/Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.981%	703,630	703,827
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bayonne Energy Center LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.732%	1,663,942	1,669,250
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.482%	2,330,953	2,335,801
Clean Energy Future-Trumbull LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.732%	400,026	400,278
Constellation Renewables LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.666%	2,485,958	2,482,329
CPV Fairview LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.232%	1,454,447	1,454,403
CPV Three Rivers LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.482%	532,773	532,996
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.232%	3,751,786	3,734,603
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.231%	2,569,101	2,572,312
Invenergy Thermal Operating I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	1,012,471	1,014,688
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.370%	66,976	67,123
Jackson Generation LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/08/2033	6.230%	678,358	677,511
South Field Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	1,752,941	1,759,514
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.732%	114,904	115,335
West Deptford Energy Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.731%	935,879	931,593
Total			20,451,563
Environmental 1.8%
EnergySolutions LLC(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/22/2033		2,357,373	2,360,319
EnergySolutions LLC/Envirocare of Utah LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.981%	3,051,861	3,050,702
GFL Environmental Services, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.156%	1,985,000	1,985,834
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.573%	1,325,102	1,327,593
Reworld Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.917%	668,371	668,491
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.974%	2,514,133	2,514,762
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.917%	108,882	108,902
Tidal Waste & Recycling Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.482%	1,710,411	1,709,128
Total			13,725,731
Finance Companies 0.5%
Neptune BidCo US, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.863%	2,014,083	2,000,810
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Snacking Investments BidCo Pty Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 10/29/2032	6.323%	1,732,175	1,734,704
Total			3,735,514
Food and Beverage 2.3%
Aspire Bakeries Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.749%	1,243,337	1,247,478
CHG PPC Parent LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.845%	2,719,228	2,727,168
Froneri International Ltd.(b),(g),(j)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.454%	3,342,706	3,322,917
Golden State Foods LLC(b),(g),(j)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.232%	3,278,661	3,281,119
Naked Juice LLC(b),(e),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 03/24/2030	9.832%	1,000,000	300,000
Primo Brands Corp.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.482%	3,281,481	3,292,999
Red SPV LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.974%	1,061,547	1,061,547
Treehouse Foods, Inc.(b),(g),(j)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.981%	1,011,166	1,013,350
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.231%	989,093	989,093
Total			17,235,671
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 4.4%
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.981%	2,580,689	2,485,204
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.731%	1,970,223	1,972,685
Entain PLC(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.982%	3,782,139	3,784,522
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.981%	2,580,762	2,580,658
HRNI Holdings LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.132%	3,780,458	3,673,660
Jack Ohio Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.731%	812,750	800,966
Light and Wonder International, Inc.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.667%	2,861,242	2,861,242
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.982%	3,912,676	3,740,518
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.731%	2,713,102	2,708,489
Peninsula Pacific Entertainment Development LLC(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.750% 10/01/2032	8.596%	1,597,707	1,598,714
Pioneer Opco LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033	6.999%	2,824,967	2,840,108
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Voyager Parent LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.982%	3,427,019	3,429,727
Total			32,476,493
Health Care 4.7%
ACP Tara Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/15/2032	6.232%	1,482,888	1,483,259
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.397%	611,069	569,388
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.232%	2,691,896	2,698,626
Hologic, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.995%	3,080,645	3,028,459
IVI America LLC(b),(g),(j)
Tranche B11 Term Loan
3-month Term SOFR + 2.750% 04/09/2031	6.482%	1,000,000	995,830
Mamba Purchaser, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.474%	2,546,437	2,546,029
McKesson Medical-Surgical Top Holdings, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/09/2032	5.982%	2,576,796	2,576,796
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 1.500% Floor 0.500% 05/30/2033	5.231%	3,108,781	3,096,409
Paradigm Parent LLC(b),(g),(j)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.232%	3,186,361	2,767,193
Parexel International, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 12/12/2031	6.231%	2,179,613	2,182,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Resonetics LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.583%	1,859,086	1,857,468
Southern Veterinary Partners LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.156%	1,246,859	1,247,059
Star Parent, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.732%	2,364,835	2,372,497
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.241%	1,726,351	1,595,804
US Fertility Enterprises LLC(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/30/2032	3.500%	128,328	128,755
US Fertility Enterprises LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 12/30/2032	6.725%	2,515,619	2,523,996
WS Audiology A/S(b),(g)
Tranche B11 Term Loan
3-month Term SOFR + 3.250% 02/28/2032	7.022%	3,225,881	3,228,559
Total			34,898,922
Healthcare Insurance 0.2%
Alera Group, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.481%	1,890,839	1,837,064
Home Construction 0.3%
Azuria Water Solutions, Inc.(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 04/25/2033	1.375%	141,176	140,576
Azuria Water Solutions, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 04/25/2033	6.482%	1,358,824	1,353,049
Salas O’Brien, Inc.(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 01/31/2033	2.750%	39,574	39,624
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Salas O’Brien, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.481%	514,467	515,110
Trilon Group LLC(b),(g),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 06/13/2033	2.640%	34,545	34,502
Trilon Group LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/13/2033	7.253%	388,636	388,150
Total			2,471,011
Independent Energy 0.1%
Hilcorp Energy I LP(b),(g)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.417%	977,092	975,871
Leisure 1.2%
Alterra Mountain Co.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.231%	282,042	281,808
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.231%	1,163,023	1,162,663
Arcis Golf LLC(b),(g),(j)
Term Loan
3-month Term SOFR + 2.500% 07/29/2033		487,144	487,144
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/04/2033	6.981%	2,878,049	2,881,128
EOC Borrower LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.481%	612,286	613,241
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.232%	1,970,187	1,615,553
TKO Worldwide Holdings LLC(b),(g)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	5.412%	1,632,778	1,629,170
Total			8,670,707
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.2%
OneDigital Borrower LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.731%	1,246,819	1,221,110
Lodging 1.2%
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/18/2033	5.731%	2,399,869	2,375,367
SGH2 LLC(b),(g)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.232%	1,024,312	1,024,312
Travel + Leisure Co.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.731%	2,874,212	2,874,211
TRQ Sales LLC(b),(g),(j)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.982%	2,638,077	2,621,589
Total			8,895,479
Media and Entertainment 2.6%
CMG Media Corp.(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.332%	2,386,530	2,207,540
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.231%	3,431,678	3,426,976
Discovery Global Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/03/2033	6.231%	2,089,970	2,091,287
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	6.761%	1,553,669	1,557,709
NEP Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.231%	1,361,372	1,271,794
Oak-Eagle Acquireco, Inc.(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/04/2033		3,004,383	3,019,796
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plano Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.232%	2,190,504	1,705,855
Sinclair Television Group, Inc.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 3.330% 12/31/2029	7.147%	1,171,456	1,027,952
United Talent Agency LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/10/2032	6.168%	1,244,362	1,245,532
Univision Communications, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.095%	2,017,589	1,990,856
Total			19,545,297
Midstream 2.0%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.917%	881,015	881,174
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.482%	3,942,289	3,919,778
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.641%	2,820,369	2,815,660
ITT Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.706%	2,046,824	2,045,964
Pelican Pipeline LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.482%	821,585	825,693
Rockpoint Gas Storage Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.250% 09/18/2031	5.982%	2,212,959	2,214,353
WhiteWater DBR Holdco LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	1,907,112	1,908,313
Total			14,610,935
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.667%	125,905	125,527
Oil Field Services 0.1%
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.845%	33,314	31,882
1-month Term SOFR + 1.000% 12/30/2027	4.845%	518,382	494,536
Total			526,418
Other Financial Institutions 3.9%
19th Holdings Golf LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.014%	2,205,668	2,212,572
Acuren Delaware Holdco, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 07/30/2031	6.231%	1,398,756	1,402,840
Apex Group Treasury LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.153%	2,360,034	2,239,744
BCP VI Summit Holdings LP(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/30/2032	6.397%	2,237,026	2,243,178
Chrysaor Bidco SARL(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.763%	1,047,472	1,050,614
Citco Funding LLC(b),(g),(j)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.823%	1,946,388	1,943,605
Emerald 2 Ltd.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.982%	987,193	985,545
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.481%	1,805,436	1,802,619
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.732%	1,973,054	1,969,364
Kestra Advisor Services Holdings A, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.481%	1,641,307	1,631,738
Mariner Wealth Advisers LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.982%	947,947	948,648
Mermaid Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.908%	1,989,848	1,960,000
NTI Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 07/01/2033	7.897%	951,378	932,350
Orion Midco Ltd.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/08/2032	7.013%	2,566,535	2,573,671
Solebury Borrower I LLC(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 2.250% 07/29/2033		2,985,720	2,978,256
Trans Union LLC(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.481%	1,820,399	1,814,610
Total			28,689,354
Other Industry 3.5%
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.481%	390,372	390,372
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.231%	1,657,242	1,460,146
Bach Finance Ltd.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/09/2032	5.916%	801,080	798,877
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belden, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 07/01/2033	5.981%	1,250,811	1,255,501
Catawba Nation Gaming Authority(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.573%	3,454,547	3,465,775
Chariot Buyer LLC(b),(g),(j)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.731%	3,337,756	3,335,271
Dayforce Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.823%	5,314,145	4,940,242
LSF12 Helix Parent LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.231%	2,069,184	2,044,623
MRP Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.982%	2,792,009	2,798,989
Ryan LLC(b),(g),(j)
Term Loan
1-month Term SOFR + 3.500% 11/05/2032	7.231%	1,996,875	2,001,644
WireCo WorldGroup, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.483%	3,540,902	3,527,412
Total			26,018,852
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.168%	590,141	592,602
Packaging 3.3%
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.167%	2,230,568	2,232,531
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.906%	3,995,703	3,897,808
1-month Term SOFR + 3.250% 04/01/2032	6.981%	714,030	681,327
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.362% 12/31/2027	4.114%	2,652,981	92,854
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	8.264%	3,019,408	2,829,185
Graham Packaging Co., Inc.(b),(g),(j)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.981%	1,996,875	1,993,541
LC Ahab US Bidco LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.231%	1,494,235	1,491,127
Owens-Brockway Glass Container, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.731%	1,285,541	1,267,544
Pregis TopCo LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 02/01/2029	7.481%	1,246,843	1,250,634
ProAmpac PG Borrower LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.777%	2,269,106	2,217,098
Sword Purchaser LLC(b),(g),(j)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.731%	2,396,631	2,284,984
Tosca Services LLC(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 11/30/2028	9.232%	1,566,580	1,574,413
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.082%	3,011,847	2,911,463
Total			24,724,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.3%
Verde Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.732%	2,190,808	2,079,318
Pharmaceuticals 1.1%
Alkermes, Inc.(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/12/2031		1,170,500	1,163,765
Dechra Pharmaceuticals Holdings Ltd.(b),(g)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.697%	4,283,527	4,290,209
Grifols International Services Designated Activity Co.(b),(g),(j)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	3,034,425	3,039,493
Total			8,493,467
Property & Casualty 2.6%
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.231%	3,935,821	3,918,385
Broadstreet Partners Group LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.231%	3,353,989	3,296,603
CRC Insurance Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.482%	1,511,755	1,485,299
HUB International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.984%	1,255,471	1,255,922
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.231%	4,547,276	4,514,127
USI, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.982%	1,996,245	1,993,011
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.982%	2,915,188	2,911,544
Total			19,374,891
Restaurants 1.2%
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	6.938%	2,081,912	1,816,093
3-month Term SOFR + 3.250% 11/01/2031	6.938%	1,086,479	871,899
Flynn Restaurant Group LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.481%	1,375,055	1,358,514
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.231%	1,218,865	1,220,766
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.231%	1,742,671	1,742,550
Whatabrands LLC(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/30/2033		2,275,281	2,278,125
Total			9,287,947
Retailers 2.6%
Beach Acquisition Bidco LLC(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.481%	1,250,000	1,253,650
Belron Finance 2019 LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.657%	2,242,592	2,238,398
Great Outdoors Group LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.981%	3,897,853	3,911,769
Harbor Freight Tools USA, Inc.(b),(g),(j)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.981%	2,134,303	2,130,702
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LS Group Opco Acquisition LLC/PropCo(b),(g),(j)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.166%	1,997,475	1,979,975
Mavis Tire Express Services Topco Corp.(b),(g)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	2,740,817	2,733,965
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.724%	2,343,926	2,347,442
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.081%	2,358,695	2,329,871
Total			18,925,772
Technology 16.7%
Access CIG LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.000% 08/19/2030	7.823%	2,244,332	1,962,534
Adeia, Inc.(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.231%	2,359,125	2,356,176
Ahead DB Holdings LLC(b),(g)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.232%	3,138,821	3,108,751
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.982%	1,808,419	1,776,482
Ascend Learning LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.731%	4,483,480	4,429,544
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/16/2032	6.981%	3,500,549	3,472,125
Atlas CC Acquisition Corp.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/25/2029	8.613%	2,965,508	172,533
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 4.500% 05/25/2029	8.597%	432,450	25,160
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.231%	1,776,634	1,596,501
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.323%	329,030	218,552
BCPE Pequod Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.481%	2,281,504	2,234,916
Boxer Parent Co., Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 07/30/2031	6.416%	3,947,929	3,591,786
Calabrio, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.666%	1,346,571	1,036,591
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.982%	2,969,815	1,523,515
Cloud Software Group, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.982%	2,397,489	2,142,421
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.982%	2,018,903	1,826,824
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.581%	2,029,065	1,789,392
Coherent Corp.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.481%	1,323,980	1,323,980
CoreLogic, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 07/17/2031	7.974%	1,308,166	1,253,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone OnDemand, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.595%	1,731,874	1,087,980
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.397%	4,919,886	4,609,933
Darktrace Finco US LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.988%	3,269,717	2,987,704
DS Admiral Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.982%	1,623,850	1,543,339
Ellucian Holdings, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.231%	4,062,435	3,912,125
Epicor Software Corp.(b),(g)
Tranche F Term Loan
1-month Term SOFR + 2.750% 05/30/2031	6.481%	997,462	950,910
Flash Charm, Inc.(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.563%	1,487,613	899,396
Fortress Intermediate 3, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.675%	2,953,573	2,941,256
Genesys Cloud Services Holdings I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.231%	3,596,982	3,461,736
Icon Parent I, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.446%	1,324,400	1,237,135
IGT Holding IV AB(b),(g)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.732%	3,158,726	3,127,139
Imprivata, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 11/30/2029	7.484%	3,334,671	3,349,944
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.482%	3,761,578	2,964,349
KnowBe4, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.573%	1,878,494	1,405,114
Loyalty Ventures, Inc.(e),(g),(h)
Tranche B Term Loan
11/03/2027		2,716,857	244,517
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.731%	1,691,401	1,525,289
MIS Acquisition LLC(b),(g)
Term Loan
3-month Term SOFR + 4.500% 04/22/2031	8.164%	1,905,239	1,752,820
Mitchell International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.731%	3,671,078	3,560,946
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.673%	1,162,622	350,449
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.981%	4,604,657	4,512,564
Peraton Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.673%	1,685,144	1,531,071
Ping Identity Holding Corp.(b),(e),(g)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.426%	1,871,427	1,833,998
PointClickCare Technologies, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.573%	3,801,060	3,777,303
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.482%	3,710,558	3,627,441
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Proofpoint, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.732%	4,643,951	4,560,174
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.532%	2,832,454	2,559,320
Sabre GLBL, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.831%	1,042,284	917,210
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.831%	1,310,327	1,153,088
Sanmina Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% 10/27/2032	5.397%	1,709,273	1,710,692
Shift4 Payments LLC(b),(g),(j)
1st Lien Term Loan
3-month Term SOFR + 2.000% 07/03/2032	5.732%	1,200,000	1,194,012
Sovos Compliance LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.981%	4,411,035	4,219,905
SS&C Technologies, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.731%	924,362	923,179
Storable, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.981%	1,762,888	1,399,733
UKG, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	6.073%	5,837,110	5,598,547
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.981%	1,898,078	1,698,780
VS Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.073%	2,339,491	2,243,572
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xplor T1 LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 12/01/2032	6.907%	3,005,243	2,787,363
Total			124,001,745
Tobacco 0.2%
Savor Acquisition, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.823%	1,188,830	1,194,037
Transportation Services 1.5%
Apple Bidco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.231%	2,145,504	2,150,246
Beacon Mobility Corp.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.482%	2,775,366	2,777,975
Construction Partners, Inc.(b),(g),(j)
Term Loan
1-month Term SOFR + 2.000% 11/03/2031	5.749%	1,000,000	996,250
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.982%	3,416,303	3,417,532
Student Transportation of America Holdings, Inc.(b),(g),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/24/2032		588,264	589,917
Student Transportation of America Holdings, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 2.750% 06/24/2032	6.616%	1,419,744	1,423,733
Total			11,355,653
Wireless 0.5%
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.731%	4,037,163	4,049,436
Total Senior Loans (Cost $677,604,618)			655,103,899
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(c) 08/01/2028	32,155	312,225
Total Communication Services		312,225
Total Warrants (Cost $184,248)		312,225

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.813%(l),(m)	40,717,827	40,693,396
Total Money Market Funds (Cost $40,696,246)		40,693,396
Total Investments in Securities (Cost: $774,852,236)		751,285,935
Other Assets & Liabilities, Net		(10,092,028)
Net Assets		741,193,907
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $43,232,976, which represents 5.83% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $1,111,719, which represents 0.15% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at July 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security in default.
(i)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(j)	Represents a security purchased on a forward commitment basis.
(k)
At July 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Azuria Water Solutions, Inc. Delayed Draw Term Loan 04/25/2033 1.375%	141,176
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	193,296
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	418,025
Pye-Barker Fire & Safety LLC Delayed Draw Term Loan 12/16/2032 3.086%	274,000
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	254,922
Salas O’Brien, Inc. Delayed Draw Term Loan 01/31/2033 2.750%	39,574
Trilon Group LLC Delayed Draw Term Loan 06/13/2033 2.640%	21,971
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 3.500%	128,328

(l)	The rate shown is the seven-day current annualized yield at July 31, 2026.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended July 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.813%
	38,135,320	303,272,778	(300,711,911)	(2,791)	40,693,396	(11,680)	1,119,711	40,717,827
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	35,601,141	—	35,601,141
Common Stocks
Communication Services	1,604,422	—	0 *	1,604,422
Consumer Discretionary	231,699	3,361	—	235,060
Energy	—	—	2	2
Financials	—	—	2,199	2,199
Industrials	—	2,886	6,083	8,969
Information Technology	—	603,476	—	603,476
Materials	—	—	2	2
Total Common Stocks	1,836,121	609,723	8,286	2,454,130
Convertible Preferred Stocks
Communication Services	—	—	1,111,715	1,111,715
Total Convertible Preferred Stocks	—	—	1,111,715	1,111,715
Corporate Bonds & Notes	—	9,008,129	—	9,008,129
Exchange-Traded Fixed Income Funds	7,001,300	—	—	7,001,300
Senior Loans	—	650,369,208	4,734,691	655,103,899
Warrants
Communication Services	—	312,225	—	312,225
Total Warrants	—	312,225	—	312,225
Money Market Funds	40,693,396	—	—	40,693,396
Total Investments in Securities	49,530,817	695,900,426	5,854,692	751,285,935

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2026 ($)
Common Stocks	12,096	-	(140,231)	134,684	-	-	1,737	-	8,286
Convertible Preferred Stocks	-	-	(201,433)	260,148	1,053,000	-	-	-	1,111,715
Rights	488,703	-	(145,380)	(159,075)	-	(184,248)	-	-	0
Senior Loans	9,096,792	86,107	(2,088)	(17,790)	1,875,179	(3,113,321)	235,000	(3,425,188)	4,734,691
Total	9,597,591	86,107	(489,132)	217,967	2,928,179	(3,297,569)	236,737	(3,425,188)	5,854,692
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2026 was $40,445, which is comprised of Common Stocks of $(5,068), Convertible Preferred Stocks of $58,715 and Senior Loans of $(13,202).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
July 31, 2026
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at July 31, 2026:
	Valuation Technique	Value ($)
Common Stocks
Communication Services	Market Approach	0
Energy	Market Approach	2
Financials	Single Market Quotes from Broker	2,199
Industrials	Single Market Quotes from Broker	6,083
Materials	Market Approach	2
Convertible Preferred Stocks
Communication Services	Market Approach	1,111,715
Senior Loans	Single Market Quotes from Broker	4,734,691
Total		5,854,692
The following table provides quantitative information for Level 3 securities held by the Fund at July 31, 2026 that were valued based on unobservable inputs (these amounts exclude valuations provided by a Broker):
	Value ($)	Valuation Technique	Unobservable input	Range (weighted average)	Impact to Valuation from an increase in input
Communication Services	1,111,715	Market Approach	Liquidation Preference	$1,055.76/share	An increase (decrease) in the liquidation preference would result in a higher (lower) fair value measurement.
Communication Services	0	Market Approach	Recoverable Amounts	NA	NA
Energy	2	Market Approach	Recoverable Amounts	NA	NA
Materials	2	Market Approach	Recoverable Amounts	NA	NA
Total	1,111,719
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Statement of Assets and Liabilities
July 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $734,155,990)	$710,592,539
Affiliated issuers (cost $40,696,246)	40,693,396
Cash	5,724,332
Receivable for:
Investments sold	4,352
Investments sold on a delayed delivery basis	3,866,692
Capital shares sold	23,188,895
Dividends	156,198
Interest	2,539,728
Expense reimbursement due from Investment Manager	1,390
Prepaid expenses	5,220
Total assets	786,772,742
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	39,588,690
Capital shares redeemed	2,041,614
Distributions to shareholders	3,647,589
Management services fees	12,768
Distribution and/or service fees	1,592
Transfer agent fees	36,041
Compensation of board members	594
Other expenses	70,605
Deferred compensation of board members	179,342
Total liabilities	45,578,835
Net assets applicable to outstanding capital stock	$741,193,907
Represented by
Paid in capital	888,795,561
Total distributable earnings (loss)	(147,601,654)
Total - representing net assets applicable to outstanding capital stock	$741,193,907
Class A
Net assets	$154,837,607
Shares outstanding	4,737,017
Net asset value per share	$32.69
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$33.70
Class C
Net assets	$19,471,403
Shares outstanding	595,595
Net asset value per share	$32.69
Institutional Class
Net assets	$272,520,170
Shares outstanding	8,348,805
Net asset value per share	$32.64
Institutional 2 Class
Net assets	$118,133,300
Shares outstanding	3,599,660
Net asset value per share	$32.82
Institutional 3 Class
Net assets	$176,231,427
Shares outstanding	5,394,288
Net asset value per share	$32.67
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Statement of Operations
Year Ended July 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$541,587
Dividends — affiliated issuers	1,119,711
Interest	49,916,865
Interfund lending	5,589
Total income	51,583,752
Expenses:
Management services fees	4,531,220
Distribution and/or service fees
Class A	411,324
Class C	233,513
Transfer agent fees
Class A	137,011
Class C	19,421
Institutional Class	243,168
Institutional 2 Class	53,558
Institutional 3 Class	4,116
Custodian fees	13,322
Printing and postage fees	42,104
Registration fees	95,352
Accounting services fees	54,733
Legal fees	70,974
Compensation of chief compliance officer	115
Compensation of board members	17,468
Deferred compensation of board members	50,302
Other	100,026
Total expenses	6,077,727
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(312,761)
Total net expenses	5,764,966
Net investment income	45,818,786
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,774,963)
Investments — affiliated issuers	(11,680)
Net realized loss	(5,786,643)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,124,081)
Investments — affiliated issuers	(2,791)
Net change in unrealized appreciation (depreciation)	(12,126,872)
Net realized and unrealized loss	(17,913,515)
Net increase in net assets resulting from operations	$27,905,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Statement of Changes in Net Assets

	Year Ended July 31, 2026	Year Ended July 31, 2025
Operations
Net investment income	$45,818,786	$56,812,382
Net realized loss	(5,786,643)	(6,567,950)
Net change in unrealized appreciation (depreciation)	(12,126,872)	2,636,341
Net increase in net assets resulting from operations	27,905,271	52,880,773
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,489,716)	(13,558,636)
Advisor Class	—	(345,351)
Class C	(1,315,901)	(1,761,474)
Institutional Class	(19,423,772)	(24,459,611)
Institutional 2 Class	(7,869,832)	(8,342,142)
Institutional 3 Class	(6,758,796)	(6,866,372)
Total distributions to shareholders	(45,858,017)	(55,333,586)
Increase in net assets from capital stock activity	7,655,357	167,752
Total decrease in net assets	(10,297,389)	(2,285,061)
Net assets at beginning of year	751,491,296	753,776,357
Net assets at end of year	$741,193,907	$751,491,296
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	548,032	18,114,151	749,465	25,062,147
Distributions reinvested	306,078	10,095,056	391,094	13,073,356
Shares redeemed	(1,494,871)	(49,422,375)	(1,906,232)	(63,654,735)
Net decrease	(640,761)	(21,213,168)	(765,673)	(25,519,232)
Advisor Class
Shares sold	—	—	261,176	8,766,170
Distributions reinvested	—	—	8,295	277,438
Shares redeemed	—	—	(746,436)	(25,057,364)
Net decrease	—	—	(476,965)	(16,013,756)
Class C
Shares sold	98,355	3,256,012	237,905	7,964,760
Distributions reinvested	38,368	1,266,162	49,303	1,648,231
Shares redeemed	(330,594)	(10,907,200)	(337,856)	(11,275,058)
Net decrease	(193,871)	(6,385,026)	(50,648)	(1,662,067)
Institutional Class
Shares sold	3,102,042	101,895,884	4,492,297	150,096,637
Distributions reinvested	526,795	17,361,830	657,367	21,940,051
Shares redeemed	(5,486,041)	(180,554,890)	(4,993,875)	(166,416,925)
Net increase (decrease)	(1,857,204)	(61,297,176)	155,789	5,619,763
Institutional 2 Class
Shares sold	1,092,819	36,280,343	4,275,228	144,117,555
Distributions reinvested	211,149	6,977,706	216,194	7,255,283
Shares redeemed	(951,297)	(31,437,962)	(3,580,289)	(119,363,986)
Net increase	352,671	11,820,087	911,133	32,008,852
Institutional 3 Class
Shares sold	3,048,233	99,841,009	248,528	8,315,148
Distributions reinvested	200,340	6,597,472	199,573	6,667,349
Shares redeemed	(660,063)	(21,707,841)	(277,374)	(9,248,305)
Net increase	2,588,510	84,730,640	170,727	5,734,192
Total net increase (decrease)	249,345	7,655,357	(55,637)	167,752
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2026	$33.51	2.10	(0.82)	1.28	(2.10)	(2.10)
Year Ended 7/31/2025	$33.54	2.47	(0.10)	2.37	(2.40)	(2.40)
Year Ended 7/31/2024	$33.43	2.79	0.17	2.96	(2.85)	(2.85)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Class C
Year Ended 7/31/2026	$33.52	1.86	(0.84)	1.02	(1.85)	(1.85)
Year Ended 7/31/2025	$33.54	2.21	(0.08)	2.13	(2.15)	(2.15)
Year Ended 7/31/2024	$33.44	2.53	0.16	2.69	(2.59)	(2.59)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Institutional Class
Year Ended 7/31/2026	$33.47	2.19	(0.84)	1.35	(2.18)	(2.18)
Year Ended 7/31/2025	$33.49	2.54	(0.08)	2.46	(2.48)	(2.48)
Year Ended 7/31/2024	$33.39	2.86	0.17	3.03	(2.93)	(2.93)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Institutional 2 Class
Year Ended 7/31/2026	$33.65	2.20	(0.82)	1.38	(2.21)	(2.21)
Year Ended 7/31/2025	$33.67	2.54	(0.06)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.56	2.90	0.16	3.06	(2.95)	(2.95)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2026	$32.69	3.96%	1.04%	1.00%	6.37%	70%	$154,838
Year Ended 7/31/2025	$33.51	7.31%	1.06% (c)	1.00% (c)	7.39%	84%	$180,226
Year Ended 7/31/2024	$33.54	9.17%	1.02%	0.99%	8.29%	80%	$206,040
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (d)	3.33%	35%	$249,880
Class C
Year Ended 7/31/2026	$32.69	3.16%	1.79%	1.75%	5.62%	70%	$19,471
Year Ended 7/31/2025	$33.52	6.55%	1.81% (c)	1.75% (c)	6.62%	84%	$26,462
Year Ended 7/31/2024	$33.54	8.32%	1.77%	1.74%	7.53%	80%	$28,181
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (d)	2.56%	35%	$31,167
Institutional Class
Year Ended 7/31/2026	$32.64	4.19%	0.79%	0.75%	6.63%	70%	$272,520
Year Ended 7/31/2025	$33.47	7.61%	0.82% (c)	0.75% (c)	7.62%	84%	$341,564
Year Ended 7/31/2024	$33.49	9.40%	0.77%	0.74%	8.54%	80%	$336,602
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (d)	3.66%	35%	$449,743
Institutional 2 Class
Year Ended 7/31/2026	$32.82	4.24%	0.76%	0.71%	6.65%	70%	$118,133
Year Ended 7/31/2025	$33.65	7.65%	0.78% (c)	0.71% (c)	7.56%	84%	$109,254
Year Ended 7/31/2024	$33.67	9.46%	0.74%	0.71%	8.58%	80%	$78,649
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2026	$33.50	2.20	(0.82)	1.38	(2.21)	(2.21)
Year Ended 7/31/2025	$33.52	2.57	(0.09)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.42	2.88	0.17	3.05	(2.95)	(2.95)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2026	$32.67	4.27%	0.72%	0.67%	6.70%	70%	$176,231
Year Ended 7/31/2025	$33.50	7.69%	0.74% (c)	0.67% (c)	7.70%	84%	$93,986
Year Ended 7/31/2024	$33.52	9.48%	0.70%	0.67%	8.60%	80%	$88,333
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements
July 31, 2026
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are not readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2026 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
For the year ended July 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $913,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	90,129
Class C	—	1.00 (b)	7,950

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	1.00	1.00
Class C	1.75	1.75
Institutional Class	0.75	0.75
Institutional 2 Class	0.71	0.72
Institutional 3 Class	0.67	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
9,381	(9,381)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2026			Year Ended July 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
45,858,017	—	45,858,017	55,333,586	—	55,333,586

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
4,322,578	—	(123,413,886)	(24,683,415)
At July 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
775,969,350	1,592,045	(26,275,460)	(24,683,415)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(14,033,462)	(109,380,424)	(123,413,886)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $484,246,224 and $486,491,419, respectively, for the year ended July 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,875,000	4.22	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
July 31, 2026
Shareholder concentration risk
At July 31, 2026, affiliated shareholders of record owned 44.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Floating Rate Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Floating Rate Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Floating Rate Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Floating Rate Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Floating Rate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Floating Rate Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Floating Rate Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Floating Rate Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Floating Rate Fund  | 2026

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN149_(09/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	September 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	September 22, 2026